Registration No. 333-89446
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 21
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 225
Principal Life Insurance Company Variable Life Separate Account
--------------------------------------------------------------------------------
(Exact Name of Registrant)
Principal Life Insurance Company
--------------------------------------------------------------------------------
(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
-------------------------------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
-------------------------------------------------------------------------------------------------------
Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Benefit Variable Universal Life
-------------------------------------------------------------------------------------------------------
(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
__XX_    on May 1, 2021 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® BENEFIT VARIABLE UNIVERSAL LIFE

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2021.

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

The Policy is for use by corporations, employers, trusts, associations or similar entities. This Policy is designed for financing non-qualified executive deferred compensation plans, salary continuation plans, post employment benefits or similar purposes.
POLICY BENEFITS
Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:
•the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);
•minus loan indebtedness;
•minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).
Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account and the investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year. The minimum amount for a partial surrender is $500.
Adjustment Options
The total face amount may be increased (unless the Policy is in a grace period) or decreased.
Total Face Amount Increase
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.
Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.
Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS
Risks of Poor Investment Performance
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s net policy value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.
If the cumulative death benefit guarantee premium requirement is met, the Policy will not terminate prior to the insured’s attained age 85 even if the Policy’s net policy value is insufficient to cover the monthly policy charge.
Limitations on Access to Surrender Value
Partial Surrenders
•The partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value.
•The policy value will be reduced by the amount of the partial surrender plus any transaction fee(s).
•A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year.
Full Surrenders
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.
Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.
Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.
International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.

Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge:
on premiums up to Target Premium -
all years	from each premium paid	6.50% of premium paid
on premiums over Target Premium:
years 0-5 (after issue or adjustment)		5.00% of premium paid
years 6 and after (after issue or adjustment)		6.50% of premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid
Maximum Deferred Surrender Charge:*	from proceeds upon full surrender
Guaranteed Minimum		$2.83 per $1,000 of policy face amount
Guaranteed Maximum		$46.00 per $1,000 of policy face amount
Current Charge for Representative Insured**		$10.74 per $1,000 of policy face amount
Transaction Fee	from each partial surrender after the second	lesser of $25 or 2% of the amount
	partial surrender in a policy year	Surrendered
Transfer Fees	upon each unscheduled transfer after the first unscheduled transfer in a policy month
Guaranteed		$25 per unscheduled transfer
Current		none
*    Deferred surrender charges decline over time.
**    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.07 per $1,000 of net amount at risk
Asset Based Charge	monthly	0.40% of division values per year in years 1-10
Current		0.30% of division values per year in years 11 and later
Optional Insurance Benefits
Accounting Benefit Rider	monthly	Equivalent to $0.10 per $1,000 of base policy face amount per year for the first five policy years for policies issued through May 21, 2004

	monthly	Equivalent to $0.25 per $1,000 of base policy face amount per year for the first five policy years for policies issued after May 21, 2004
Supplemental Benefit Rider	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		0.03 per $1,000 of net amount at risk
Net Policy Loan Charge	annually
policy years 1-10	(accrued daily)	1.0% of loan balance per year***
after policy year 10		0.3% of loan balance per year***
*        The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
**    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.
***    The difference between the interest charged on a loan balance and the interest credited to the loan account.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
Annual Underlying Mutual Fund Operating Expenses as of December 31, 2019*

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.82%
*    Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

GLOSSARY

adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s issue age plus the number of full policy years since the policy date.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of a corresponding underlying mutual fund. The "money market division" refers to the Fidelity VIP Government Money Market Division.

effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy value that is not in the divisions or the loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the Policy value that reflects the total loan indebtedness.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary when the insured’s attained age is 100.

monthly date – the day of the month which is the same day as the policy date.
Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the asset based charge in effect on the monthly date.

net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:
•the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
•the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.

net surrender value – surrender value minus any loan indebtedness.

no-lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.
notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail or another manner we approve in advance. In states where permitted, we will require you to use the form(s) we provide for certain notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your policy.

owner – the party which owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy month – any one-month period beginning on the monthly date.
Example:    The monthly date is May 5, 2005, the first policy month ends on June 4, 2005.

policy value – the sum of the values in the divisions, the fixed account and the loan account.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one-year period beginning on a policy anniversary.
Example:    If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

service office –    Principal Financial Group Service Center
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1 -800-247-9988
Fax:1-866-885-0390

surrender value – policy value minus any surrender charge. The surrender value also includes any value provided by a rider benefit.
target premium – a premium amount which is used to determine any applicable premium expense charge and surrender charge under a Policy. Target premiums are provided in Appendix A.
total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.
underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of each division.
valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.
written request – actual delivery to the Company or the service office of a written notice or request, signed and dated, on a form we supply or approve.
you – the owner(s) of the Policy.

CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company with authority to transact life insurance and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed our name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Policy will equal the total of the Premiums paid under the Policy.
The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Policy are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Policy may not be charged with liabilities arising from any of the Company’s other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.
In a low interest rate environment, yields for the money market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a money market division or participate in a scheduled automatic transfer program where policy value is allocated to a money market division, that portion of your policy value allocated to the money market division may decrease in value.
The Funds
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or our home office (1-800-247-9988). A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The TABLE OF SEPARATE ACCOUNT DIVISIONS later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each division.
Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
•transfer assets in any division to another division;
•add, combine or eliminate divisions; or
•substitute the shares of a division for shares in another division:
•if shares of a division are no longer available for investment; or
•if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
NOTE:    Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from your sales representative.
Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.
*    Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related. We reserve the right to limit premium payments and/or transfers allocated to the fixed account.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), mortality expenses and profit.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge.

Current Premium Expense Charge (as a % of Premium Paid)*
Years since issue or adjustment	Sales Charge**	State and Local Taxes	Federal Taxes	Total
1 through 5	6.50%	2.20%	1.25%	9.95%
more than 5 years	6.50	2.20	1.25	9.95
*    Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to face amount increase.
**    The sales charge on premiums in excess of Target Premium is reduced to 5.0% in years 1 through 5.
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge and the surrender charge. The target premium is not required to be paid.
Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.
Surrender charges vary based on the target premium of the Policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
The surrender charge compensates us for expenses related to the sale of the Policy.

Surrender charge percentage
The surrender charge is (a) multiplied by (b) where:
(a)    is the target premium calculated using the rates in Appendix A;
(b)    is the percentage shown below:

Deferred Sales Charge (as a percentage of Target Premium)
Policy Year	Ages 20-65*	Ages 66-70*	Ages 71-75*
1	75%	75%	55%
2	75	70	50
3	75	65	45
4	70	60	40
5	60	50	35
6	50	45	30
7	40	35	25
8	30	30	20
9	20	20	15
10	10	10	5
* Age since issue or adjustment
Monthly Policy Charge
The monthly policy charge is made up of:
•a charge for the cost of insurance;
•an asset based charge; and
•any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value. The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
•the same as allocation percentages for premium payments;
•determined on a prorated basis; or
•determined by any other allocation method which we agree upon.

If you do not designate monthly policy charge allocation percentages, they will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000; and
(b)    is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value (see Glossary for formula). The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses.
Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.40% of the net policy value. Each month thereafter, we deduct a charge at an annual rate of 0.30% of the net policy value.
We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the net policy value. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.
Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.
GENERAL DESCRIPTION OF THE POLICY
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Rights Under the Policy
Ownership
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.
If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Policy Limitations
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up scheduled transfers by:
•sending a written request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390;
•visiting www.principal.com (if internet privileges apply).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.

Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).
Automatic transfers are made on a periodic basis.
•The amount of the transfer is:
•the dollar amount selected; or
•a percentage of the division value as of the date specified (other than the 29th, 30th or 31st).
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
•Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
•We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.
Example:    You may choose to rebalance so that 50% of your policy values are in the money market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market division and 40% in the SmallCap Value I division. By rebalancing, units from the money market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.
You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
•do not begin until the expiration of the examination offer period;
•are done without charge;
•may be done on the specified frequency (monthly, quarterly, semiannual or annual) policy year or calendar year basis;
•may be done by:
•calling us (if telephone privileges apply (1-800-247-9988));
•mailing your written request to our service office;
•faxing your request to us (1-866-885-0390); or
•visiting www.principal.com (if internet privileges apply).
•are made at the end of the next valuation period after we receive your instruction;
•are not available if you have scheduled transfers from the same divisions;
•are not available for any value in the fixed account.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.
Fixed Account Transfers
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.
•In each calendar year, the transfers may not exceed:
•your fixed account value as of December 31 of the prior year (if $5,000 or less);
•$5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or
•25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).
•We must receive your notice during the 30-day period.
•You must specify the dollar amount or percentage to be transferred.
•There is no transaction charge imposed on the transfer(s).
Scheduled Transfer Programs. You may make scheduled transfers from the fixed account to your division(s) without an additional charge as follows:
•The value of your fixed account must be $20,000 or more when your scheduled transfers begin.
•You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination period. Once made, this election is irrevocable.
•Transfers to the divisions will be made in the proportions used for allocation of premium payments.
•If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.
•During the transfer period, you may not:
•make unscheduled transfers out of the fixed account; or make transfers and premium payments to the fixed account.
The transfers will be effective as of the valuation period during which we receive your notice and will be made according to the following schedule:
•The first transfer will be 25% of the fixed account value,
•12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value,
•24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value, and
•36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.
If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.
Example:    The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.
The policy is dated July 1, 2004. On February 7, 2005, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2005	$100,000	25%	$25,000
February 7, 2006	$75,000	33%	$24,750
February 7, 2007	$50,250	50%	$25,125
February 7, 2008	$25,125	100%	$25,125
The first day that you may make transfers or premium payments to the fixed account is February 8, 2008. After January 1, 2009, you may make an unscheduled transfer from the fixed account as set forth above.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accounting Benefit Rider
This rider is available on business cases only and provides if the Policy is surrendered, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is a charge for this rider. This rider cannot be reinstated if the Policy has terminated.
Change of Insured Rider
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability according to our underwriting guidelines then in effect for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider guarantees that the Policy will not lapse before the insured’s age 85 provided that the cumulative death benefit guarantee premium requirement is met. This rider is automatically made a part of the Policy as long as the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) at issue, determines whether the no-lapse guarantee is extended to the insured’s age 85. The cumulative death benefit guarantee premium requirement is described in the section “PREMIUMS.”
The use of this rider disqualifies the use of the Supplemental Benefit Rider. There is no charge for this rider.
The rider may not be added after the Policy has been issued.
Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account values will be transferred to the money market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.
Supplemental Benefit Rider
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is at least 20 but no more than 75. There is a charge for this rider.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange Policy
The Policy may be exchanged for a new fixed life insurance policy on the life of the insured which is made available by the Company for this purpose. The new policy will not be a term insurance policy or a variable life insurance policy. Evidence of insurability will not be required.
The exchange must be made during the first 24 months from the policy date while the Policy is in force and not in a grace period. The exchange is effective upon our receipt of written notice. This Policy then terminates. The new policy has the same policy date as this Policy. The policy value immediately after the exchange will be the same as immediately before the exchange. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions. Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy.
The new policy has the same death benefit as this Policy unless required to be higher in order to qualify as “life insurance” as defined in Section 7702 of the Internal Revenue Code as amended. The new policy is based on the same issue age, gender (if applicable) and risk classification as this Policy.
No additional charge is made for this exchange privilege. Any outstanding loan indebtedness must be repaid or transferred to the new policy.
Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will be priced on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may defer payment from the fixed account for a period of up to six months.
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;
•By mailing your payment according to the instructions below; or
•By wire transfer according to the instructions below.

Premium Payment Mailing Instructions
Premium payments sent to our home office must be addressed as follows:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431

Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:
•As much description as possible in the 68 characters allowed.
•Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.
•Direct it to: ATTN: Individual Billing and Collection
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
If any premium payment increases the Policy’s death benefit by more than it increases the policy value, we reserve the right to refund all or part of the premium payment. If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.
Allocation of Premiums
We allocate initial net premiums as described below. Thereafter, allocations are made to the divisions according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.
The percentage allocation for future premium payments may be changed, without charge, at any time by:
•sending a written request to our service office
•calling the service office at 1-800-247-9988 (if telephone privileges apply); or
•faxing the notice to us (1-866-885-0390)
The allocation changes are effective at the end of the valuation period in which the new instructions are received in good order.
Premium Refund States:
If the policy is issued in a state that requires full refund of premium when the policy is returned during the examination offer period, the initial net premium, including any premium received during the examination offer period, is allocated to the money market division. The premium will be reallocated to the divisions and/or to the fixed account according to your instructions on the later of the effective date or the end of the examination offer period (or on the first business day thereafter).

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the money market division to correspond to the examination period of a particular state’s replacement requirements.
Market Value States:
If the policy is issued in a state that allows refund of net policy value when the policy is returned during the examination offer period, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination period.
Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premiums payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.
At the end of any valuation period, your value in a division is:
•the number of units you have in the division
•multiplied by the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
•your initial premium payment (less premium expense charges);
•plus subsequent premium payments (less premium expense charges);
•plus transfers from another division or the fixed account
minus units sold:
•for partial surrenders from the division;
•as part of a transfer to another division, the fixed account or the loan account; and
•to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

Fixed Account Valuation
The value of your fixed account on any business day is:
•net premiums allocated to the fixed account
•plus transfers from the division(s) and the loan account (as a result of a loan repayment)
•plus interest credited to the fixed account
•minus surrenders, transaction fees and monthly policy charges
•minus transfers to the loan account
•minus transfers to the division(s)
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
•proof of the death of the insured;
•Beneficiary’s Statement (Claim Form)*; and
•Trust Agreement (if the beneficiary is a trust).
*    If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.
Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY — Rights Under the Policy).
The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:
•the death benefit described below;
•minus loan indebtedness;
•minus any overdue monthly policy charges if the insured died during a grace period;
•plus interest on the death proceeds as required by state law.

Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked. Not all benefit payment options are available if the beneficiary is not a natural person.
The fixed benefit payment options include:
•Custom Benefit Arrangement
A customized benefit payment option may be arranged with our approval.
•Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
•Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:
•Death Benefit Option 1 - the death benefit equals the greater of:
•the total face amount; or
•the amount found by multiplying the policy value by the applicable percentage*.
•Death Benefit Option 2 - the death benefit equals the greater of:
•the total face amount plus the policy value; or
•the amount found by multiplying the policy value by the applicable percentage*.
•Death Benefit Option 3 - the death benefit equals the greater of:
•the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
•the amount found by multiplying the policy value by the applicable percentage*.
*    The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
Death Benefit Option: 1
Face Amount: $1,000,000
Policy Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Smoker
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percent age would be 287.78% (assuming the insured is a male) and the death benefit would be $2,590,020.
Change in Death Benefit Option (for Policies using the guideline premium/cash value corridor test)
The death benefit option may be changed prior to the insured’s attained age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000+$50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 -$10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 -$10,000) - $50,000)	$1,020,000 ($970,000+$50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.

If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix C. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800- 247-9988.

The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.

The example below is based on the following:
•The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•Face amount is $100,000
•Death Benefit Option 1
•Policy value at the date of death is $25,000
•The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x policy value)
•The minimum death benefit under the cash value accumulation test is $61,820 (assuming an applicable percentage of 247.28%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,753.98
Cash Value Accumulation Test	$100,000	$61,820	$74,753.98

Here’s the same example, but with a policy value of $75,000. Because the policy value has increased, the minimum death benefit is now:
•$138,750 for the guideline premium/cash value corridor test
•$185,460 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,408.64
Cash Value Accumulation Test	$100,000	$185,460	$110,003.73

Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY — Optional Insurance Benefits).

Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $10,000.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the insured is alive at the time of your request; and
•the attained age of the insured is 75 or less (70 or less if under a special underwriting program) at the time of the request; and
•we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request; and
•the increase is at least the minimum increase as shown on your current data pages.
The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse, unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.
Decrease in policy face amount
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:
•the request must be made on an adjustment application;
•the application must be signed by the owner(s);
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and
•the decrease may not reduce the total face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your policy value is equal to the sum of the values in the divisions, the fixed account and loan account. The policy value:
•increases as premiums are applied and interest is credited;
•decreases as policy loans, partial surrenders and policy expenses are deducted; and
•can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS
Surrenders
A request for surrender must be in writing. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.
Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION — Delay of Payments).
Full surrender
The Policy may be surrendered while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.
Partial surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value. A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a policy year. The partial surrender may not decrease the total face amount to less than $100,000. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable.
Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.
•If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender plus transaction fee that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect). During any policy year, 5% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. Any amount surrendered in excess of 5% causes a reduction in the total face amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the surrender plus transaction fee;
(b)    is the amount of any preferred partial surrenders in the same policy year; and
(c)    is 5% of the net surrender value at the end of the prior policy year.

•If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.
•If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:
(a)    is the amount by which the total partial surrenders exceed total premiums paid*; and
(b)    is zero.
In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*    Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.
Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with your policy. If you are not satisfied, your request to return the policy must be in writing. You may return your policy and written request to either your agent or our office before the later of (as determined by postmark):
•10 days after you receive the policy or,
•such later date as specified by applicable state law

If you return this policy, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.
LOANS
Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
•If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
•Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
•Requests for policy loans from any joint owner are binding on all joint owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).
You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.30% per year. If coverage is extended beyond the maturity date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be redeemed from the division(s) and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.
A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
•death proceeds at the death of the insured;
•surrender value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Policy loans and unpaid loan interest reduce your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)). If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. There are no restrictions on the divisions from which the loan amount can be transferred. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your divisions or the fixed account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent monthly policy charge.
Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.
Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;
•the repayments are allocated as of the valuation period in which we receive the repayment; and
•repayments are to be sent to our service office
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net policy value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:
•is mailed to your last known post office address;
•shows the minimum payment required to keep the Policy in force; and
•shows the 61-day period during which we will accept the required payment.
The minimum required payment is (a) plus ((b) divided by (c)) where:
(a)    is the amount by which the net policy value is less than zero before deducting the month policy charge on the monthly date preceding the grace period;
(b)    is three monthly policy charges; and
(c)    is 1 minus the maximum premium expense charge.
The determination of three monthly policy charges is made by taking three times the “failed monthly deduction that could not be made due to insufficient policy value.”
Example:     Policy Value: $5,000
Loan Balance: $4,000
Net Policy Value: $1,000 (Policy Value - Loan Balance)
Monthly Policy Charge: $1,500
Maximum Premium Expense Charge in the first policy year: 9.95% (6.50% sales charge, 2.20% state and local taxes, 1.25% federal taxes).
Minimum required payment is $0 + ((3 x $1,500)/(1 - 0.0995)) = $4,997.22
Grace Period
The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.
The required premium is intended to reimburse us for the monthly policy charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•all monthly policy charges due and unpaid at the death of the insured; and
•any loan indebtedness.

The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.
NOTE:    The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
•prior to the maturity date and while the insured is alive;
•upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
•if you make a payment of a reinstatement premium; and
•if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above in the Policy Termination (Lapse) section. The required premium in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest until the reinstatement date. If the reinstatement is approved, they are allocated to your selected division(s) on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.
If you reinstate your Policy, the surrender charge, if any, and the premium expense charge is calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified

Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is:
•made after the owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.

GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by;
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to;
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.
Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees or agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In addition, a commission ranging from 0% to 3.0% of premium above the target premium received in the first policy year (or first year following an adjustment) may be paid. After the first year, following the policy date (or adjustment date), commissions range from 0% to 12.5% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

Statement of Values
You will receive an annual statement once each policy year. The statement will show:
•current death benefit;
•current policy value and net surrender value;
•all premiums paid since the last statement;
•all charges since the last statement;
•any loan indebtedness;
•any partial surrenders since the last statement;
•the number of units and unit value;
•total value of each of the divisions and of the fixed account;
•designated beneficiary(ies); and
•all riders included in the Policy.
At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:
•change in allocations of future premium payments;
•change in allocation of the monthly policy charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•request for a policy loan (of $100,000 or less).
Instructions:
•may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;
•must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;
•are effective the next business day if not received until after the close of the NYSE.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Disciplined Core Value Division (f/k/a American Century VP Income & Growth Division)
Invests in:	American Century VP Disciplined Core Value Fund - Class II (f/k/a American Century VP Income & Growth Fund)
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International Division
Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Capital World Bond Division
Invests in:	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series Global Balanced Division
Invests in:	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital, conservation of principal and current income.

American Funds Insurance Series Global Small Capitalization Fund Division
Invests in:	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

American Funds Insurance Series Washington Mutual Investors Division (f/k/a American Funds Insurance Series Blue Chip Income and Growth Division)
Invests in:	American Funds Insurance Series - Washington Mutual Investors Fund (f/k/a Blue Chip Income and Growth Fund) - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

BNY Mellon IP MidCap Stock Division
Invests in:	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

BNY Mellon IP Technology Growth Division
Invests in:	BNY Mellon Investment Portfolios Technology Growth Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital appreciation.

BNY Mellon Sustainable U.S. Equity Division
Invests in:	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Newton Investment Management (North America) Limited
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon VIF Appreciation Division
Invests in:	BNY Mellon Variable Investment Fund Appreciation Portfolio - Service Shares
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

BNY Mellon VIF Opportunistic Small Cap Division
Invests in:	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital growth.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:	seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

ClearBridge Small Cap Growth Division
Invests in:	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

DWS Alternative Asset Allocation Division
Invests in:	DWS Alternative Asset Allocation VIP - Class B
Investment Advisor:	RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.)
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Asset Manager Division
Invests in:	Fidelity VIP Asset Manager Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Extended Market Index Division
Invests in:	Fidelity VIP Extended Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP International Index Division
Invests in:	Fidelity VIP International Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Strategic Income Division
Invests in:	Fidelity VIP Strategic Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity VIP Total Market Index Division
Invests in:	Fidelity VIP Total Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of a board range of U.S. stocks.

Franklin Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC through a sub-advisory agreement with Franklin Advisers, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Mutual Shares VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation. Its secondary goal is income.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks long-term total return.

Franklin Strategic Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks a high level of current income. A secondary goal is long-term capital appreciation.

Franklin Templeton Developing Markets VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2
Investment Advisor:	Templeton Asset Management Ltd. through a sub-advisory agreement with Franklin Templeton Investment Management Limited
Investment Objective:	seeks long-term capital appreciation.

Franklin Templeton Foreign VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	seeks long-term capital growth.

Franklin Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Franklin U.S. Government Securities VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

Goldman Sachs VIT Small Cap Equity Insights Division
Invests in:	Goldman Sachs VIT - Goldman Sachs Small Cap Equity Insights Fund - Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Discovery Mid Cap Growth Division (f/k/a Invesco Oppenheimer Discovery Mid Cap Growth Division)
Invests in:	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares (f/k/a Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Global Real Estate Division
Invests in:	Invesco V.I. Global Real Estate Fund - Series I Shares
Investment Advisor:	Invesco Asset Management Limited through a sub-advisory agreement with Invesco Advisers, Inc.
Investment Objective:	seeks total return through growth of capital and current income.

Invesco Health Care Division
Invests in:	Invesco V.I. Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division
Invests in:	Invesco V.I. International Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Main Street Mid Cap Division (f/k/a Invesco Mid Cap Core Equity Division)
Invests in:	Invesco V.I. Main Street Mid Cap Fund - Series II Shares (f/k/a Invesco V.I. Mid Cap Core Equity Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Main Street Small Cap Division (f/k/a Invesco Oppenheimer Main Street Small Cap Division)
Invests in:	Invesco V.I. Main Street Small Cap Fund - Series II (f/k/a Invesco Oppenheimer V.I. Main Street Small Cap Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Balanced Division
Invests in:	Janus Henderson Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Division
Invests in:	Janus Henderson Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division
Invests in:	Janus Henderson Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

Janus Henderson Global Research Division
Invests in:	Janus Henderson Series Global Research Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Technology and Innovation Division
Invests in:	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Overseas Division
Invests in:	Janus Henderson Series Overseas Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

JPMorgan Core Bond Division
Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

JPMorgan Small Cap Core Division
Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks capital growth over the long-term.

Lincoln Delaware High Yield Division (not available to those with Policy Date on or after May 1, 2021)
Invests in:	Lincoln VIP Delaware High Yield - Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks total return and, as a secondary objective, high current income

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Global Equity Division
Invests in:	MFS® Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Growth Division
Invests in:	MFS® Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Inflation-Adjusted Bond Division
Invests in:	MFS® Inflation-Adjusted Bond Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

MFS International Intrinsic Value Division
Invests in:	MFS® International Intrinsic Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Growth Division
Invests in:	MFS® Mid Cap Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Research International Division
Invests in:	MFS® Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Value Division
Invests in:	MFS® Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Division
Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division
Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks to invest primarily in commons stock of mid- to large- capitalization companies that meet the Fund’s quality oriented financial and ESG criteria.

PIMCO All Asset Division
Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Commodity Real Return Strategy Division
Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with prudent investment management.

PIMCO Emerging Markets Bond Division
Invests in:	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO High Yield Division
Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Long-Term U.S. Government Division
Invests in:	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division
Invests in:	PIMCO VIT Low Duration Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Real Return Division
Invests in:	PIMCO VIT Real Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO Short-Term Division
Invests in:	PIMCO VIT Short-Term Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Total Return Division
Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond Market Index Division
Invests in:	Principal Variable Contracts Funds Bond Market Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

MidCap Division
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Principal Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long term growth of capital.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT International Equity Division
Invests in:	Putnam VT International Equity Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC through a sub-advisory agreement with Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT International Value Division
Invests in:	Putnam VT international Value Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC through a sub-advisory agreement with Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	seeks capital growth, current income is a secondary objective.

Putnam VT Large Cap Value Division (f/k/a Putnam VT Equity Income Division)
Invests in:	Putnam VT Large cap Value Fund - Class IB (f/k/a Putnam VT Equity Income Fund)
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital growth and current income.

Rydex Basic Materials Division
Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Utilities Division
Invests in:	Rydex VI Utilities Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies that operate public utilities.

T. Rowe Price Equity Income Portfolio II Division
Invests in:	T. Rowe Price Equity Income Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Health Sciences Division
Invests in:	T. Rowe Price Health Sciences Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Resources Division (f/k/a VanEck Global Hard Assets Division)
Invests in:	VanEck VIP Trust - VanEck VIP Global Resources Fund - Initial Class Shares (f/k/a VanEck VIP Trust - VanEck VIP Global Hard Assets Fund)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Vanguard VIF Balanced Division
Invests in:	Vanguard VIF Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	seeks to provide long-term capital appreciation and reasonable current income.

Vanguard VIF Equity Index Division
Invests in:	Vanguard VIF Equity Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard VIF Global Bond Index Division
Invests in:	Vanguard VIF Global Bond Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

Vanguard VIF Mid-Cap Index Division
Invests in:	Vanguard VIF Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo VT Index Asset Allocation Division
Invests in:	Wells Fargo VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo VT Omega Growth Division
Invests in:	Wells Fargo VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

APPENDIX A - TARGET PREMIUMS

Standard/Preferred
Target Premiums
Annual per $1000 Policy Face Amount
Nonsmoker and Smoker

Age	Male	Female	Unisex
0	3.50	2.83	3.41
1	3.50	2.83	3.41
2	3.50	2.83	3.41
3	3.50	2.83	3.41
4	3.50	2.83	3.41
5	3.50	2.83	3.41
6	3.50	2.83	3.41
7	3.50	2.83	3.41
8	3.50	2.83	3.41
9	3.50	2.83	3.41
10	3.50	2.83	3.41
11	3.65	2.91	3.55
12	3.80	3.00	3.70
13	3.95	3.08	3.84
14	4.10	3.17	3.98
15	4.25	3.25	4.12
16	4.62	3.63	4.49
17	4.99	4.00	4.86
18	5.36	4.38	5.23
19	5.73	4.75	5.60
20	6.10	5.13	5.97
21	6.11	5.16	5.99
22	6.12	5.20	6.00
23	6.13	5.23	6.01
24	6.14	5.27	6.03
25	6.15	5.30	6.04
26	6.29	5.42	6.18
27	6.43	5.54	6.31
28	6.57	5.65	6.45
29	6.71	5.77	6.59
30	6.85	5.89	6.73
31	7.17	6.16	7.04
32	7.51	6.44	7.37
33	7.87	6.74	7.72
34	8.25	7.06	8.10
35	8.66	7.40	8.50
36	9.10	7.76	8.93
37	9.55	8.13	9.37
38	10.03	8.53	9.84
39	10.54	8.94	10.33
40	11.09	9.38	10.87
41	11.66	9.83	11.42
42	12.26	10.32	12.01
43	12.91	10.82	12.64

Standard/Preferred
Target Premiums
Annual per $1000 Policy Face Amount
Nonsmoker and Smoker

Age	Male	Female	Unisex
44	13.59	11.36	13.30
45	14.31	11.93	14.00
46	15.08	12.53	14.75
47	15.90	13.16	15.54
48	16.77	13.83	16.39
49	17.70	14.54	17.29
50	18.68	15.30	18.24
51	19.74	16.10	19.27
52	20.86	16.94	20.35
53	22.05	17.85	21.50
54	23.32	18.80	22.73
55	24.67	19.82	24.04
56	26.11	20.90	25.43
57	27.65	22.05	26.92
58	29.30	23.29	28.52
59	31.05	24.62	30.21
60	32.93	26.06	32.04
61	34.94	27.60	33.99
62	37.10	29.26	36.08
63	39.40	31.06	38.32
64	41.86	32.97	40.70
65	44.48	35.02	43.25
66	47.29	37.21	45.98
67	50.30	39.58	48.91
68	53.52	42.14	52.04
69	56.98	44.93	55.41
70	60.71	47.98	59.06
71	64.73	51.30	62.98
72	69.02	54.93	67.19
73	73.62	58.86	71.70
74	78.48	63.12	76.48
75	83.65	67.71	81.58
76	87.77	71.45	85.65
77	91.89	75.20	89.72
78	96.00	78.94	93.78
79	100.12	82.69	97.85
80	104.24	86.43	101.92
81	113.32	95.74	111.03
82	122.40	105.05	120.14
83	131.48	114.36	129.25
84	140.56	123.67	138.36
85	149.64	132.98	147.47

APPENDIX B

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
20	250.00	47	203.00	74	107.00
21	250.00	48	197.00	75	105.00
22	250.00	49	191.00	76	105.00
23	250.00	50	185.00	77	105.00
24	250.00	51	178.00	78	105.00
25	250.00	52	171.00	79	105.00
26	250.00	53	164.00	80	105.00
27	250.00	54	157.00	81	105.00
28	250.00	55	150.00	82	105.00
29	250.00	56	146.00	83	105.00
30	250.00	57	142.00	84	105.00
31	250.00	58	138.00	85	105.00
32	250.00	59	134.00	86	105.00
33	250.00	60	130.00	87	105.00
34	250.00	61	128.00	88	105.00
35	250.00	62	126.00	89	105.00
36	250.00	63	124.00	90	105.00
37	250.00	64	122.00	91	104.00
38	250.00	65	120.00	92	103.00
39	250.00	66	119.00	93	102.00
40	250.00	67	118.00	94	101.00
41	243.00	68	117.00	95	101.00
42	236.00	69	116.00	96	101.00
43	229.00	70	115.00	97	101.00
44	222.00	71	113.00	98	101.00
45	215.00	72	111.00	99	101.00
46	209.00	73	109.00

Cash Value Accumulation Test percentage of policy value – Male

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	639.37%	534.87%	499.92%	471.57%	427.89%	395.39%	369.97%	349.40%	317.80%
21	621.01%	520.61%	487.03%	459.79%	417.81%	386.56%	362.12%	342.32%	311.91%
22	603.00%	506.56%	474.31%	448.14%	407.80%	377.76%	354.27%	335.24%	305.99%
23	585.25%	492.64%	461.66%	436.52%	397.78%	368.92%	346.35%	328.06%	299.94%
24	567.76%	478.82%	449.08%	424.94%	387.73%	360.02%	338.34%	320.77%	293.76%
25	550.50%	465.11%	436.55%	413.38%	377.66%	351.05%	330.24%	313.37%	287.43%
26	533.49%	451.50%	424.08%	401.84%	367.55%	342.01%	322.03%	305.84%	280.93%
27	516.76%	438.04%	411.72%	390.37%	357.45%	332.95%	313.77%	298.23%	274.33%
28	500.37%	424.80%	399.53%	379.03%	347.44%	323.92%	305.52%	290.61%	267.68%
29	484.35%	411.79%	387.54%	367.86%	337.55%	314.98%	297.32%	283.02%	261.02%
30	468.73%	399.07%	375.79%	356.91%	327.82%	306.16%	289.22%	275.50%	254.40%
31	453.53%	386.65%	364.31%	346.19%	318.27%	297.49%	281.25%	268.08%	247.85%
32	438.79%	374.58%	353.14%	335.74%	308.96%	289.03%	273.44%	260.82%	241.42%
33	424.48%	362.84%	342.26%	325.57%	299.87%	280.75%	265.81%	253.70%	235.10%
34	410.64%	351.47%	331.72%	315.71%	291.05%	272.71%	258.38%	246.77%	228.94%
35	397.25%	340.46%	321.50%	306.14%	282.49%	264.90%	251.15%	240.03%	222.94%
36	384.33%	329.81%	311.63%	296.88%	274.20%	257.33%	244.15%	233.49%	217.11%
37	371.86%	319.54%	302.08%	287.94%	266.18%	250.01%	237.38%	227.15%	211.47%
38	359.85%	309.63%	292.89%	279.32%	258.46%	242.95%	230.84%	221.05%	206.02%
39	348.28%	300.10%	284.04%	271.03%	251.02%	236.15%	224.55%	215.17%	200.77%
40	337.17%	290.93%	275.53%	263.05%	243.87%	229.62%	218.50%	209.51%	195.73%
41	326.48%	282.12%	267.35%	255.38%	237.00%	223.35%	212.70%	204.09%	190.90%
42	316.22%	273.67%	259.50%	248.03%	230.41%	217.33%	207.14%	198.89%	186.27%
43	306.36%	265.54%	251.96%	240.97%	224.08%	211.56%	201.79%	193.91%	181.83%
44	296.89%	257.74%	244.72%	234.19%	218.01%	206.02%	196.68%	189.13%	177.58%
45	287.78%	250.25%	237.77%	227.68%	212.19%	200.71%	191.76%	184.54%	173.50%
46	279.04%	243.05%	231.09%	221.43%	206.59%	195.61%	187.05%	180.15%	169.60%
47	270.63%	236.13%	224.68%	215.42%	201.22%	190.71%	182.53%	175.93%	165.85%
48	262.54%	229.48%	218.51%	209.64%	196.05%	186.00%	178.18%	171.87%	162.25%
49	254.76%	223.07%	212.57%	204.08%	191.08%	181.46%	173.99%	167.97%	158.78%
50	247.28%	216.92%	206.86%	198.73%	186.30%	177.11%	169.96%	164.22%	155.45%
51	240.08%	210.99%	201.36%	193.59%	181.69%	172.91%	166.09%	160.60%	152.24%
52	233.17%	205.31%	196.09%	188.65%	177.28%	168.89%	162.38%	157.14%	149.17%
53	226.54%	199.86%	191.04%	183.93%	173.06%	165.04%	158.83%	153.84%	146.24%
54	220.19%	194.64%	186.21%	179.41%	169.02%	161.37%	155.45%	150.69%	143.45%
55	214.12%	189.67%	181.60%	175.10%	165.18%	157.88%	152.23%	147.70%	140.81%
56	208.30%	184.91%	177.20%	170.99%	161.52%	154.56%	149.17%	144.85%	138.30%
57	202.74%	180.36%	172.99%	167.06%	158.03%	151.39%	146.26%	142.15%	135.93%
58	197.41%	176.01%	168.97%	163.31%	154.69%	148.37%	143.49%	139.58%	133.66%
59	192.30%	171.83%	165.11%	159.71%	151.50%	145.48%	140.83%	137.12%	131.50%
60	187.39%	167.83%	161.41%	156.26%	148.43%	142.70%	138.29%	134.76%	129.43%
61	182.68%	163.99%	157.87%	152.96%	145.50%	140.05%	135.86%	132.51%	127.46%
62	178.18%	160.32%	154.48%	149.80%	142.70%	137.52%	133.53%	130.35%	125.57%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
63	173.87%	156.81%	151.24%	146.78%	140.03%	135.10%	131.32%	128.31%	123.78%
64	169.75%	153.47%	148.17%	143.92%	137.50%	132.82%	129.23%	126.38%	122.09%
65	165.83%	150.30%	145.24%	141.20%	135.10%	130.66%	127.26%	124.56%	120.51%
66	162.10%	147.29%	142.47%	138.63%	132.83%	128.62%	125.40%	122.85%	119.02%
67	158.55%	144.42%	139.84%	136.18%	130.68%	126.69%	123.65%	121.23%	117.62%
68	155.15%	141.69%	137.33%	133.86%	128.64%	124.86%	121.98%	119.70%	116.30%
69	151.90%	139.08%	134.93%	131.64%	126.68%	123.11%	120.39%	118.25%	115.05%
70	148.80%	136.58%	132.64%	129.51%	124.82%	121.44%	118.88%	116.85%	113.85%
71	145.83%	134.19%	130.45%	127.48%	123.04%	119.85%	117.43%	115.52%	112.70%
72	143.00%	131.93%	128.37%	125.56%	121.35%	118.33%	116.05%	114.26%	111.61%
73	140.33%	129.79%	126.41%	123.74%	119.76%	116.91%	114.76%	113.07%	110.58%
74	137.81%	127.78%	124.58%	122.05%	118.28%	115.59%	113.56%	111.97%	109.63%
75	135.45%	125.92%	122.88%	120.48%	116.91%	114.37%	112.46%	110.97%	108.77%
76	133.24%	124.18%	121.30%	119.03%	115.66%	113.26%	111.46%	110.05%	107.99%
77	131.17%	122.56%	119.83%	117.68%	114.50%	112.24%	110.54%	109.22%	107.28%
78	129.21%	121.05%	118.46%	116.43%	113.42%	111.29%	109.70%	108.45%	106.64%
79	127.36%	119.61%	117.16%	115.24%	112.41%	110.40%	108.90%	107.74%	106.04%
80	125.59%	118.24%	115.93%	114.11%	111.44%	109.56%	108.15%	107.06%	105.47%
81	123.91%	116.94%	114.75%	113.04%	110.52%	108.76%	107.44%	106.42%	104.93%
82	122.31%	115.71%	113.64%	112.02%	109.65%	107.99%	106.76%	105.80%	104.42%
83	120.81%	114.55%	112.60%	111.07%	108.83%	107.27%	106.11%	105.22%	103.93%
84	119.41%	113.48%	111.63%	110.19%	108.08%	106.61%	105.52%	104.69%	103.48%
85	118.11%	112.50%	110.75%	109.38%	107.39%	106.01%	104.99%	104.20%	103.07%
86	116.91%	111.61%	109.95%	108.65%	106.77%	105.47%	104.51%	103.77%	102.71%
87	115.79%	110.79%	109.21%	107.99%	106.21%	104.98%	104.08%	103.38%	102.39%
88	114.74%	110.03%	108.55%	107.39%	105.71%	104.55%	103.69%	103.04%	102.11%
89	113.74%	109.32%	107.93%	106.84%	105.25%	104.15%	103.34%	102.73%	101.97%
90	112.77%	108.65%	107.34%	106.32%	104.82%	103.78%	103.02%	102.44%	101.00%
91	111.80%	108.00%	106.78%	105.82%	104.42%	103.44%	102.72%	102.18%	101.00%
92	110.82%	107.34%	106.22%	105.33%	104.02%	103.11%	102.44%	101.97%	101.00%
93	109.79%	106.66%	105.64%	104.82%	103.62%	102.78%	102.16%	101.00%	101.00%
94	108.68%	105.91%	105.00%	104.27%	103.19%	102.42%	101.97%	101.00%	101.00%
95	107.47%	105.07%	104.28%	103.64%	102.69%	102.01%	101.00%	101.00%	101.00%
96	106.16%	104.13%	103.48%	102.92%	102.13%	101.97%	101.00%	101.00%	101.00%
97	104.76%	103.10%	102.60%	102.13%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.33%	102.02%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test percentage of policy value - Female

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	762.99%	637.79%	595.38%	560.82%	507.35%	467.43%	436.19%	410.90%	372.11%
21	738.68%	618.38%	577.63%	544.40%	492.99%	454.60%	424.55%	400.21%	362.87%
22	715.05%	599.48%	560.31%	528.38%	478.96%	442.04%	413.13%	389.71%	353.78%
23	692.09%	581.06%	543.43%	512.74%	465.23%	429.74%	401.94%	379.41%	344.84%
24	669.78%	563.13%	526.97%	497.48%	451.82%	417.70%	390.96%	369.30%	336.05%
25	648.14%	545.70%	510.96%	482.63%	438.74%	405.94%	380.24%	359.41%	327.43%
26	627.11%	528.72%	495.35%	468.13%	425.96%	394.44%	369.73%	349.71%	318.95%
27	606.71%	512.22%	480.16%	454.01%	413.50%	383.20%	359.46%	340.21%	310.64%
28	586.92%	496.17%	465.39%	440.27%	401.34%	372.24%	349.42%	330.92%	302.49%
29	567.76%	480.61%	451.04%	426.91%	389.52%	361.56%	339.63%	321.85%	294.53%
30	549.18%	465.50%	437.10%	413.93%	378.02%	351.15%	330.08%	313.00%	286.74%
31	531.21%	450.86%	423.59%	401.33%	366.84%	341.03%	320.79%	304.38%	279.15%
32	513.81%	436.66%	410.48%	389.10%	355.98%	331.19%	311.75%	295.98%	271.74%
33	496.96%	422.89%	397.75%	377.23%	345.42%	321.61%	302.94%	287.79%	264.51%
34	480.65%	409.53%	385.39%	365.69%	335.14%	312.28%	294.35%	279.80%	257.43%
35	464.89%	396.62%	373.45%	354.53%	325.20%	303.25%	286.03%	272.05%	250.57%
36	449.66%	384.12%	361.87%	343.71%	315.55%	294.48%	277.94%	264.52%	243.89%
37	434.98%	372.07%	350.72%	333.29%	306.25%	286.02%	270.14%	257.26%	237.45%
38	420.85%	360.48%	339.98%	323.25%	297.30%	277.88%	262.63%	250.26%	231.25%
39	407.27%	349.33%	329.66%	313.60%	288.70%	270.06%	255.43%	243.55%	225.29%
40	394.23%	338.64%	319.77%	304.36%	280.46%	262.57%	248.53%	237.14%	219.61%
41	381.72%	328.39%	310.29%	295.51%	272.58%	255.41%	241.94%	231.01%	214.19%
42	369.72%	318.57%	301.21%	287.03%	265.04%	248.58%	235.65%	225.16%	209.03%
43	358.21%	309.16%	292.51%	278.91%	257.83%	242.04%	229.64%	219.58%	204.11%
44	347.14%	300.11%	284.14%	271.11%	250.90%	235.76%	223.88%	214.23%	199.39%
45	336.48%	291.40%	276.10%	263.61%	244.23%	229.72%	218.33%	209.09%	194.87%
46	326.22%	283.02%	268.35%	256.38%	237.82%	223.92%	213.00%	204.14%	190.52%
47	316.33%	274.93%	260.88%	249.41%	231.63%	218.31%	207.86%	199.38%	186.32%
48	306.78%	267.12%	253.67%	242.69%	225.66%	212.91%	202.90%	194.77%	182.27%
49	297.58%	259.60%	246.71%	236.20%	219.90%	207.69%	198.11%	190.33%	178.37%
50	288.71%	252.34%	240.01%	229.94%	214.34%	202.66%	193.49%	186.05%	174.61%
51	280.16%	245.35%	233.54%	223.92%	208.99%	197.82%	189.05%	181.93%	170.99%
52	271.93%	238.60%	227.31%	218.10%	203.83%	193.15%	184.77%	177.97%	167.51%
53	263.99%	232.11%	221.31%	212.50%	198.86%	188.65%	180.65%	174.15%	164.16%
54	256.36%	225.87%	215.54%	207.13%	194.09%	184.34%	176.70%	170.49%	160.96%
55	249.00%	219.85%	209.99%	201.95%	189.50%	180.20%	172.90%	166.98%	157.89%
56	241.92%	214.06%	204.64%	196.96%	185.08%	176.20%	169.25%	163.61%	154.94%
57	235.07%	208.46%	199.46%	192.14%	180.81%	172.34%	165.71%	160.34%	152.09%
58	228.45%	203.02%	194.44%	187.45%	176.65%	168.59%	162.27%	157.16%	149.31%
59	222.01%	197.74%	189.55%	182.88%	172.59%	164.91%	158.90%	154.04%	146.57%
60	215.77%	192.59%	184.78%	178.43%	168.62%	161.31%	155.60%	150.97%	143.88%
61	209.70%	187.58%	180.14%	174.08%	164.75%	157.79%	152.36%	147.96%	141.23%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
62	203.84%	182.74%	175.64%	169.87%	160.98%	154.37%	149.21%	145.03%	138.65%
63	198.20%	178.06%	171.30%	165.81%	157.36%	151.07%	146.17%	142.21%	136.15%
64	192.79%	173.59%	167.16%	161.93%	153.90%	147.93%	143.27%	139.52%	133.78%
65	187.61%	169.33%	163.20%	158.24%	150.60%	144.94%	140.53%	136.98%	131.55%
66	182.67%	165.26%	159.43%	154.72%	147.47%	142.11%	137.93%	134.57%	129.45%
67	177.93%	161.37%	155.83%	151.36%	144.49%	139.41%	135.46%	132.29%	127.45%
68	173.38%	157.62%	152.37%	148.12%	141.62%	136.82%	133.09%	130.10%	125.55%
69	168.99%	154.01%	149.02%	145.00%	138.84%	134.30%	130.79%	127.97%	123.69%
70	164.74%	150.50%	145.77%	141.96%	136.14%	131.86%	128.55%	125.89%	121.87%
71	160.64%	147.11%	142.63%	139.02%	133.52%	129.48%	126.36%	123.87%	120.10%
72	156.70%	143.86%	139.61%	136.20%	131.00%	127.19%	124.26%	121.91%	118.38%
73	152.93%	140.75%	136.73%	133.50%	128.60%	125.01%	122.25%	120.05%	116.74%
74	149.37%	137.82%	134.02%	130.96%	126.34%	122.96%	120.37%	118.31%	115.21%
75	146.01%	135.06%	131.47%	128.59%	124.23%	121.05%	118.62%	116.69%	113.80%
76	142.84%	132.48%	129.09%	126.37%	122.27%	119.29%	117.01%	115.21%	112.51%
77	139.87%	130.07%	126.87%	124.31%	120.45%	117.66%	115.53%	113.84%	111.33%
78	137.06%	127.80%	124.78%	122.38%	118.76%	116.14%	114.15%	112.58%	110.24%
79	134.40%	125.66%	122.82%	120.56%	117.16%	114.72%	112.86%	111.40%	109.23%
80	131.87%	123.63%	120.96%	118.84%	115.66%	113.38%	111.65%	110.29%	108.28%
81	129.49%	121.72%	119.21%	117.22%	114.24%	112.11%	110.51%	109.24%	107.38%
82	127.23%	119.92%	117.56%	115.69%	112.91%	110.93%	109.43%	108.26%	106.54%
83	125.12%	118.24%	116.03%	114.28%	111.67%	109.82%	108.44%	107.35%	105.76%
84	123.16%	116.70%	114.62%	112.98%	110.54%	108.82%	107.53%	106.53%	105.06%
85	121.34%	115.28%	113.33%	111.79%	109.52%	107.91%	106.71%	105.78%	104.42%
86	119.66%	113.98%	112.15%	110.72%	108.59%	107.09%	105.98%	105.11%	103.86%
87	118.10%	112.79%	111.08%	109.74%	107.75%	106.36%	105.32%	104.52%	103.36%
88	116.64%	111.69%	110.10%	108.85%	107.00%	105.70%	104.73%	103.99%	102.91%
89	115.27%	110.68%	109.20%	108.03%	106.31%	105.10%	104.20%	103.51%	102.51%
90	113.97%	109.73%	108.36%	107.27%	105.67%	104.55%	103.72%	103.07%	102.16%
91	112.71%	108.83%	107.56%	106.56%	105.08%	104.04%	103.27%	102.68%	101.97%
92	111.48%	107.95%	106.80%	105.88%	104.52%	103.57%	102.85%	102.31%	101.00%
93	110.24%	107.08%	106.04%	105.21%	103.98%	103.11%	102.46%	101.97%	101.00%
94	108.97%	106.19%	105.27%	104.53%	103.43%	102.64%	102.06%	101.00%	101.00%
95	107.64%	105.23%	104.44%	103.80%	102.84%	102.16%	101.97%	101.00%	101.00%
96	106.24%	104.21%	103.56%	103.01%	102.21%	101.97%	101.00%	101.00%	101.00%
97	104.79%	103.13%	102.64%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.04%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test percentage of policy value- Unisex

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	660.51%	551.81%	515.46%	485.97%	440.56%	406.80%	380.43%	359.09%	326.35%
21	641.23%	536.78%	501.85%	473.50%	429.86%	397.39%	372.02%	351.49%	319.98%
22	622.33%	522.00%	488.43%	461.19%	419.25%	388.04%	363.65%	343.90%	313.59%
23	603.74%	507.36%	475.11%	448.95%	408.64%	378.66%	355.21%	336.24%	307.09%
24	585.45%	492.88%	461.91%	436.78%	398.07%	369.26%	346.74%	328.50%	300.49%
25	567.49%	478.59%	448.84%	424.71%	387.53%	359.86%	338.23%	320.72%	293.81%
26	549.81%	464.44%	435.87%	412.70%	377.00%	350.43%	329.66%	312.84%	287.00%
27	532.48%	450.50%	423.07%	400.82%	366.54%	341.04%	321.09%	304.94%	280.14%
28	515.51%	436.78%	410.45%	389.09%	356.18%	331.69%	312.55%	297.05%	273.24%
29	498.95%	423.35%	398.07%	377.56%	345.97%	322.46%	304.09%	289.21%	266.36%
30	482.82%	410.24%	385.96%	366.27%	335.95%	313.39%	295.75%	281.48%	259.55%
31	467.14%	397.44%	374.14%	355.23%	326.13%	304.48%	287.55%	273.85%	252.82%
32	451.93%	385.01%	362.63%	344.49%	316.55%	295.78%	279.54%	266.40%	246.22%
33	437.18%	372.92%	351.45%	334.03%	307.22%	287.28%	271.70%	259.09%	239.74%
34	422.91%	361.22%	340.61%	323.89%	298.16%	279.03%	264.09%	251.99%	233.43%
35	409.11%	349.88%	330.10%	314.06%	289.36%	271.01%	256.67%	245.08%	227.28%
36	395.79%	338.93%	319.94%	304.55%	280.85%	263.25%	249.50%	238.38%	221.31%
37	382.93%	328.35%	310.13%	295.35%	272.62%	255.74%	242.55%	231.89%	215.53%
38	370.55%	318.17%	300.68%	286.50%	264.70%	248.50%	235.86%	225.64%	209.96%
39	358.64%	308.36%	291.58%	277.98%	257.07%	241.54%	229.41%	219.61%	204.59%
40	347.20%	298.94%	282.84%	269.80%	249.74%	234.85%	223.23%	213.84%	199.45%
41	336.19%	289.89%	274.45%	261.94%	242.71%	228.43%	217.30%	208.30%	194.51%
42	325.63%	281.21%	266.40%	254.40%	235.97%	222.28%	211.62%	203.00%	189.80%
43	315.48%	272.87%	258.66%	247.16%	229.49%	216.38%	206.16%	197.91%	185.27%
44	305.74%	264.86%	251.24%	240.22%	223.28%	210.73%	200.94%	193.04%	180.95%
45	296.37%	257.16%	244.11%	233.54%	217.31%	205.29%	195.92%	188.36%	176.79%
46	287.36%	249.77%	237.25%	227.13%	211.59%	200.07%	191.11%	183.87%	172.81%
47	278.70%	242.66%	230.67%	220.97%	206.08%	195.06%	186.48%	179.56%	168.99%
48	270.37%	235.82%	224.33%	215.04%	200.79%	190.24%	182.03%	175.42%	165.32%
49	262.34%	229.23%	218.22%	209.33%	195.69%	185.59%	177.75%	171.42%	161.77%
50	254.63%	222.89%	212.35%	203.83%	190.78%	181.13%	173.63%	167.58%	158.37%
51	247.20%	216.79%	206.70%	198.55%	186.06%	176.83%	169.66%	163.89%	155.09%
52	240.07%	210.94%	201.28%	193.48%	181.53%	172.71%	165.86%	160.35%	151.96%
53	233.22%	205.32%	196.08%	188.61%	177.19%	168.76%	162.22%	156.96%	148.96%
54	226.66%	199.95%	191.10%	183.96%	173.04%	164.99%	158.75%	153.73%	146.10%
55	220.38%	194.81%	186.34%	179.52%	169.09%	161.40%	155.45%	150.66%	143.39%
56	214.36%	189.89%	181.80%	175.27%	165.31%	157.98%	152.30%	147.74%	140.82%
57	208.60%	185.18%	177.45%	171.22%	161.71%	154.71%	149.30%	144.96%	138.37%
58	203.06%	180.66%	173.27%	167.32%	158.25%	151.58%	146.43%	142.30%	136.04%
59	197.74%	176.32%	169.26%	163.59%	154.93%	148.58%	143.67%	139.74%	133.79%
60	192.62%	172.15%	165.41%	159.99%	151.74%	145.69%	141.02%	137.29%	131.64%
61	187.71%	168.14%	161.71%	156.54%	148.68%	142.92%	138.48%	134.93%	129.57%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
62	182.99%	164.30%	158.16%	153.23%	145.74%	140.26%	136.04%	132.67%	127.59%
63	178.47%	160.62%	154.76%	150.07%	142.93%	137.72%	133.72%	130.52%	125.70%
64	174.16%	157.12%	151.53%	147.06%	140.27%	135.32%	131.52%	128.48%	123.92%
65	170.05%	153.78%	148.46%	144.20%	137.75%	133.05%	129.44%	126.57%	122.25%
66	166.14%	150.62%	145.55%	141.50%	135.36%	130.90%	127.48%	124.76%	120.69%
67	162.40%	147.60%	142.78%	138.92%	133.10%	128.87%	125.63%	123.06%	119.21%
68	158.82%	144.72%	140.13%	136.47%	130.94%	126.94%	123.87%	121.45%	117.82%
69	155.40%	141.96%	137.60%	134.12%	128.88%	125.09%	122.19%	119.90%	116.48%
70	152.11%	139.32%	135.17%	131.87%	126.90%	123.31%	120.58%	118.42%	115.20%
71	148.96%	136.78%	132.84%	129.71%	125.00%	121.61%	119.03%	117.00%	113.97%
72	145.96%	134.37%	130.63%	127.65%	123.20%	119.99%	117.56%	115.64%	112.80%
73	143.11%	132.08%	128.53%	125.71%	121.49%	118.46%	116.17%	114.36%	111.69%
74	140.42%	129.93%	126.56%	123.89%	119.90%	117.03%	114.87%	113.17%	110.66%
75	137.89%	127.93%	124.73%	122.20%	118.42%	115.72%	113.68%	112.08%	109.72%
76	135.52%	126.05%	123.02%	120.63%	117.06%	114.51%	112.59%	111.08%	108.87%
77	133.28%	124.30%	121.43%	119.17%	115.80%	113.39%	111.59%	110.17%	108.10%
78	131.18%	122.66%	119.94%	117.80%	114.62%	112.36%	110.66%	109.34%	107.39%
79	129.17%	121.10%	118.53%	116.51%	113.51%	111.39%	109.79%	108.55%	106.73%
80	127.26%	119.61%	117.18%	115.28%	112.46%	110.46%	108.97%	107.80%	106.10%
81	125.43%	118.19%	115.90%	114.10%	111.45%	109.57%	108.18%	107.09%	105.50%
82	123.70%	116.85%	114.68%	112.99%	110.49%	108.73%	107.42%	106.41%	104.93%
83	122.06%	115.59%	113.54%	111.94%	109.59%	107.94%	106.71%	105.77%	104.39%
84	120.53%	114.41%	112.48%	110.97%	108.76%	107.21%	106.06%	105.18%	103.89%
85	119.11%	113.33%	111.51%	110.09%	108.00%	106.55%	105.47%	104.64%	103.44%
86	117.79%	112.34%	110.62%	109.28%	107.31%	105.95%	104.93%	104.16%	103.04%
87	116.55%	111.43%	109.81%	108.54%	106.69%	105.40%	104.45%	103.72%	102.67%
88	115.39%	110.58%	109.06%	107.87%	106.12%	104.91%	104.02%	103.33%	102.35%
89	114.28%	109.79%	108.36%	107.24%	105.60%	104.46%	103.62%	102.98%	102.06%
90	113.20%	109.03%	107.70%	106.65%	105.12%	104.05%	103.26%	102.65%	101.97%
91	112.14%	108.30%	107.06%	106.09%	104.66%	103.65%	102.92%	102.35%	101.00%
92	111.07%	107.57%	106.43%	105.53%	104.21%	103.28%	102.59%	102.07%	101.00%
93	109.96%	106.82%	105.79%	104.97%	103.76%	102.90%	102.27%	101.97%	101.00%
94	108.79%	106.02%	105.10%	104.37%	103.28%	102.51%	101.97%	101.00%	101.00%
95	107.54%	105.14%	104.35%	103.70%	102.75%	102.07%	101.00%	101.00%	101.00%
96	106.19%	104.16%	103.51%	102.96%	102.16%	101.97%	101.00%	101.00%	101.00%
97	104.77%	103.11%	102.62%	102.15%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.03%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2021, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Benefit Variable Universal Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
Principal® Benefit Variable Universal Life
Investment Company Act File No. 333-89446

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® BENEFIT VARIABLE UNIVERSAL LIFE
dated May 1, 2021
The Statement of Additional Information provides information about the Principal® Benefit Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2021. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Benefit Variable Universal Life
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Benefit Variable Universal Life Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2020 received/retained	2019 received/retained	2018 received/retained
$116,984/$0	$175,452/$0	$198,040/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Associations of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status.
PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to September 18, 2002. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible
3

differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2020, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.01% and 0.01%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first ten policy years (or within ten years of a face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Following are the hypothetical average annual total returns for the periods ended December 31, 2020 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	2.47%	2.95%	2.46%
American Century VP Capital Appreciation	11/20/1987	42.29%	17.97%	13.51%
American Century VP Income & Growth	10/30/1997	11.45%	11.75%	11.38%
American Century VP Inflation Protection	12/31/2002	9.55%	4.64%	3.34%
American Century VP International	05/02/1994	25.65%	11.02%	7.64%
American Century VP Mid Cap Value	10/29/2004	1.11%	9.20%	10.28%
American Century VP Ultra	05/01/2001	49.55%	22.75%	17.69%
American Century VP Value	05/01/1996	0.83%	8.68%	9.58%
American Funds Blue Chip Income and Growth	07/05/2001	8.68%	10.85%	10.90%
American Funds Global Balanced Fund	05/02/2011	10.30%	9.30%		6.63%
American Funds Global Bond	10/04/2006	9.90%	5.10%	3.04%
American Funds Global Small Cap Fund	04/30/1998	29.72%	14.43%	9.43%
American Growth	02/08/1984	52.08%	22.75%	16.85%
American International	05/01/1990	13.97%	10.73%	6.68%
American New World	06/17/1999	23.58%	13.33%	6.54%
4

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
BNY Mellon IP MidCap Stock	12/29/2000	7.85%	7.63%	9.75%
BNY Mellon IP Technology Growth	08/31/1999	69.57%	25.57%	17.35%
BNY Mellon Sustainable US Equity	10/07/1993	23.86%	14.92%	12.68%
BNY Mellon VIF Appreciation	04/05/1993	23.31%	16.29%	12.43%
BNY Mellon VIF Opportunistic SmallCap	08/31/1990	19.58%	11.24%	9.93%
Bond Market Index	05/15/2012	7.29%	4.17%		3.02%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	19.40%	12.67%	10.39%
ClearBridge Mid Cap	11/01/1999	15.35%	10.60%	11.03%
ClearBridge Small Cap Growth	11/08/1999	43.26%	19.84%	15.92%
Core Plus Bond	12/18/1987	9.55%	5.29%	4.46%
Delaware VIP High Yield Series	05/01/2000	6.89%	7.44%	5.50%
Delaware VIP Small Cap Value	05/01/2000	-2.18%	8.74%	8.38%
Deutsche Alternative Asset Allocation	01/30/2009	5.32%	4.17%	2.36%
Deutsche Small Mid Cap Value	05/01/1996	-1.11%	5.13%	6.56%
Diversified International	05/02/1994	16.16%	8.77%	6.29%
Equity Income	04/28/1998	6.43%	12.83%	11.63%
Fidelity VIP Asset Manager	09/06/1989	14.54%	8.34%	7.07%
Fidelity VIP Contrafund	01/03/1995	30.23%	15.89%	13.23%
Fidelity VIP Equity-Income	11/03/1986	6.44%	10.41%	9.89%
Fidelity VIP Extended Market Index Portfolio	04/17/2018	16.19%			10.05%
Fidelity VIP Gov't Money Market	07/07/2000	0.28%	0.88%	0.45%
Fidelity VIP Growth	10/31/1986	43.55%	21.02%	16.96%
Fidelity VIP High Income	10/01/1985	2.42%	6.70%	5.30%
Fidelity VIP International Index Portfolio	04/17/2018	10.34%			5.04%
Fidelity VIP Mid Cap	12/28/1998	17.87%	10.79%	9.22%
Fidelity VIP Strategic Income	12/23/2003	7.16%	5.99%	4.56%
Fidelity VIP Total Market Index Portfolio	04/17/2018	19.98%			14.89%
Franklin Income VIP	01/24/1989	0.69%	6.94%	5.98%
Franklin Mutual Global Discovery VIP	11/08/1996	-4.46%	5.14%	6.27%
Franklin Mutual Shares VIP	11/08/1996	-5.04%	5.88%	6.99%
Franklin Rising Dividends VIP	01/27/1992	15.97%	14.76%	12.37%
Franklin Small Cap Value VIP	05/01/1998	5.19%	10.77%	9.20%
Franklin Strategic Income VIP	07/01/1999	3.43%	4.30%	3.74%
Franklin US Government Securities VIP	01/06/1999	3.83%	2.26%	2.03%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	8.58%	11.23%	10.63%
Government & High Quality Bond	05/06/1993	2.87%	2.76%	2.86%
Guggenheim Rydex VI Basic Materials Fund	05/02/2001	19.75%	13.79%	3.79%
Guggenheim Rydex VI Utilities Fund	05/02/2001	-5.13%	8.64%	8.70%
International Emerging Markets	10/24/2000	19.23%	11.28%	3.00%
Invesco Oppenheimer VI Discovery Mid Cap Growth	08/15/1986	40.68%	19.40%	15.92%
Invesco Oppenheimer VI Main Street Small Cap	07/16/2001	19.64%	12.59%	11.85%
Invesco VI American Franchise	07/03/1995	42.35%	19.56%	15.32%
Invesco VI American Value	01/02/1997	1.12%	7.00%	8.32%
Invesco VI Core Equity	05/02/1994	13.85%	10.67%	9.55%
Invesco VI Global Health Care	05/22/1997	14.46%	9.43%	13.09%
Invesco VI Global Real Estate	03/31/1998	-12.32%	3.15%	4.96%
Invesco VI International Growth	05/05/1993	14.00%	8.82%	6.78%
Invesco VI Mid Cap Core Equity	09/10/2001	8.94%	9.33%	7.55%
Invesco VI Small Cap Equity	08/29/2003	27.24%	11.82%	10.15%
Invesco VI Technology	05/21/1997	46.11%	21.53%	15.31%
Janus Henderson Balanced	12/31/1999	14.03%	11.53%	9.95%
Janus Henderson Enterprise	09/13/1993	19.18%	17.92%	14.97%
Janus Henderson Flexible Bond	12/31/1999	10.25%	4.67%	4.19%
Janus Henderson Global Research	12/31/1999	19.76%	13.06%	9.81%
Janus Henderson Global Technology Portfolio	01/18/2000	50.73%	29.44%	19.87%
Janus Henderson Overseas	12/31/1999	16.02%	8.77%	0.68%
JP Morgan Core Bond	05/01/1997	7.84%	4.30%	3.86%
JP Morgan Small Cap Core	01/03/1995	13.69%	11.56%	11.27%
LargeCap Growth I	06/01/1994	36.20%	20.85%	16.90%
5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap Growth I	06/01/1994	36.20%	20.85%	16.90%
Lord Abbett Developing Growth Portfolio	04/30/2010	72.60%	24.72%	17.32%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	2.14%	11.06%	10.56%
MFS Global Equity	05/03/1999	13.04%	11.92%	10.37%
MFS Growth	07/24/1995	31.54%	19.98%	16.50%
MFS Inflation-Adjusted Bond	10/01/2008	13.21%	5.21%	3.68%
MFS MidCap Growth	05/01/2000	36.12%	20.29%	15.65%
MFS New Discovery Value Portfolio	10/01/2008	3.73%	12.42%	9.92%
MFS New Discovery	05/01/1998	45.58%	22.68%	14.41%
MFS Research International	08/24/2001	12.71%	9.34%	5.71%
MFS Value	01/02/2002	3.22%	9.86%	10.57%
MFS VIT International Value	08/23/2001	20.21%	12.42%	10.87%
MFS VIT Mid Cap Value	03/07/2008	3.67%	9.47%	10.58%
MidCap	12/18/1987	18.33%	17.00%	15.87%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	39.71%	17.54%	13.72%
Neuberger Berman AMT Sustainable Equity Portfolio	02/18/1999	19.56%	13.05%	11.62%
PIMCO VIT All Asset	04/30/2003	8.01%	7.95%	4.65%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	1.35%	2.67%	(5.40)%
PIMCO VIT Emerging Markets Bond	09/30/2002	6.70%	7.76%	5.31%
PIMCO VIT High Yield Portfolio	04/30/1998	5.76%	7.21%	6.05%
PIMCO VIT Long-Term U.S. Government	04/30/1999	17.41%	7.34%	7.30%
PIMCO VIT Low Duration Portfolio	02/16/1999	2.99%	1.99%	1.78%
PIMCO VIT Real Return	09/30/1999	11.72%	5.25%	3.63%
PIMCO VIT Short-Term Portfolio	09/30/1999	2.24%	2.27%	1.70%
PIMCO VIT Total Return	12/31/1997	8.66%	4.76%	3.94%
Principal Capital Appreciation	04/28/1998	18.72%	14.89%	13.27%
Principal LifeTime 2010	08/30/2004	11.40%	7.46%	6.43%
Principal LifeTime 2020	08/30/2004	12.89%	8.94%	7.77%
Principal LifeTime 2030	08/30/2004	14.89%	10.28%	8.70%
Principal LifeTime 2040	08/30/2004	16.11%	11.18%	9.49%
Principal LifeTime 2050	08/30/2004	16.68%	11.68%	9.82%
Principal LifeTime 2060	05/01/2013	16.58%	11.76%		10.27%
Principal LifeTime Strategic Income	08/30/2004	10.30%	6.51%	5.42%
Putnam VT Equity Income	04/30/2003	5.80%	11.40%	11.68%
Putnam VT Growth Opportunities	01/31/2000	38.71%	22.04%	16.94%
Putnam VT International Equity	01/02/1997	12.10%	6.98%	5.48%
Putnam VT International Value Fund	01/02/1997	3.94%	5.35%	3.97%
Real Estate Securities	05/01/1998	-3.42%	7.01%	9.95%
SAM Balanced	06/03/1997	11.28%	9.31%	8.28%
SAM Conservative Balanced	04/23/1998	9.60%	7.76%	6.87%
SAM Conservative Growth	06/03/1997	12.95%	10.89%	9.57%
SAM Flexible Income	09/09/1997	7.27%	6.68%	5.95%
SAM Flexible Income	09/09/1997	7.27%	6.68%	5.95%
SAM Strategic Growth	06/03/1997	15.40%	11.77%	10.42%
Short-Term Income	01/12/1994	3.36%	2.71%	2.34%
SmallCap	05/01/1998	22.20%	12.95%	12.40%
T. Rowe Price Equity Income	04/30/2002	0.96%	9.59%	8.94%
T. Rowe Price Health Sciences	12/29/2000	29.27%	13.77%	19.87%
Templeton Developing Markets VIP	03/04/1996	17.18%	15.57%	3.71%
Templeton Foreign VIP	05/01/1992	-1.16%	3.30%	2.46%
Templeton Global Bond VIP	01/24/1989	-5.28%	0.66%	1.57%
TOPS Managed Balanced ETF	06/09/2011	5.90%	6.01%		4.51%
TOPS Managed Growth ETF	04/26/2011	5.19%	6.90%		4.41%
TOPS Managed Moderate Growth ETF	06/09/2011	5.91%	6.70%		5.03%
VanEck VIP Global Hard Assets	09/01/1989	19.11%	6.19%	-3.59%
Vanguard VIF Balanced	05/23/1991	10.68%	10.77%	9.88%
Vanguard VIF Equity Index	04/29/1991	18.20%	15.05%	13.72%
Vanguard VIF Global Bond Index	09/07/2017	6.67%			4.68%
6

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Vanguard VIF MidCap Index	02/09/1999	18.07%	13.14%	12.26%
Wanger International	05/03/1995	14.36%	9.90%	6.90%
Wells Fargo VT Index Asset Allocation	04/15/1994	16.59%	10.45%	10.96%
Wells Fargo VT Omega Growth	03/06/1997	43.18%	21.63%	16.12%
7

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1987.
Des Moines, Iowa
April 1, 2021

Appendix

Subaccounts comprising Principal Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Global Thematic Growth Class A Division
AllianceBernstein International Growth Class A Division
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class I Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP International Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)
American Funds Insurance Series Global Balanced Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
BNY Mellon Sustainable U.S. Equity Service Shares Division
BNY Mellon VIF Appreciation Service Shares Division
BNY Mellon VIF Opportunistic Small Cap Service Shares Division
Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P 500 Index Portfolio Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
ClearBridge Small Cap Growth Class I Division
Core Plus Bond Class 1 Division
Delaware High Yield Service Class Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division
Diversified Balanced Class 1 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Small Mid Cap Value Class B Division
Equity Income Class 1 Division
Fidelity VIP Asset Manager Service Class 2 Division
Fidelity VIP Contrafund Initial Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Initial Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP Growth Service Class 2 Division	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Fidelity VIP High Income Initial Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Strategic Income Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Mutual Shares VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Franklin U.S. Government Securities VIP Class 2 Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series I Division
Invesco Core Equity Series II Division
Invesco Global Real Estate Series I Division
Invesco Health Care Series I Division
Invesco International Growth Series I Division
Invesco Mid Cap Core Equity Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Forty Service Shares Division
Janus Henderson Global Research Service Shares Division
Janus Henderson Overseas Service Shares Division
JP Morgan Core Bond Class I Division
JP Morgan Small Cap Core Class I Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Intrinsic Value Service Class Division
MFS Mid Cap Growth Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
PIMCO All Asset Administrative Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division

PIMCO Long-Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Equity Income Class IB Division
Putnam VT Growth Opportunities Class IB Division
Putnam VT International Equity Class IB Division
Real Estate Securities Class 1 Division
Rydex Basic Materials Division
Rydex Utilities Division
SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
T. Rowe Price Equity Income Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Hard Assets Class S Division
VanEck Global Hard Assets Initial Class Division
Vanguard VIF Balanced Division
Vanguard VIF Equity Index Division
Vanguard VIF Mid-Cap Index Division
Wanger International Division
Wells Fargo VT Index Asset Allocation Class 2 Division
Wells Fargo VT Omega Growth Class 2 Division
Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Janus Henderson Global Technology and Innovation Service Shares Division (2)
	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 7, 2019 (commencement of operations) through December 31, 2019

Neuberger Berman AMT Sustainable Equity I Class Division	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 29, 2019 (commencement of operations) through December 31, 2019
Invesco Oppenheimer VI Discovery Mid Cap Growth	For the period from April 30, 2020 (commencement of operations) through December 31, 2020
Vanguard VIF Global Bond Index Division	For the period from June 8, 2020 (commencement of operations) through December 31, 2020
(1) Represented the operations of American Funds Insurance Series Global Bond Fund Class 2 Division until June 5, 2020.
(2) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Assets
Investments in shares of mutual funds, at fair value	$1,105,772	$935,063	$1,630,993	$3,280,278
Total assets	1,105,772	935,063	1,630,993	3,280,278
Total liabilities	—	—	—	—
Net assets	$1,105,772	$935,063	$1,630,993	$3,280,278

Net assets
Applicable to accumulation units	$1,105,772	$935,063	$1,630,993	$3,280,278
Total net assets	$1,105,772	$935,063	$1,630,993	$3,280,278

Investments in shares of mutual funds, at cost	$889,413	$720,274	$1,427,554	$2,249,429

Shares of mutual funds owned	26,079	33,928	112,872	114,057

Accumulation units outstanding	36,578	54,331	192,258	61,136

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net investment income (loss)
Investment income:
Dividends	$6,282	$11,022	$31,383	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,282	11,022	31,383	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	90,079	45,822	(117,500)	343,799
Capital gains distributions	88,215	69,710	—	165,361
Total realized gains (losses) on investments	178,294	115,532	(117,500)	509,160

Change in net unrealized appreciation (depreciation)
of investments	139,815	96,534	204,804	727,886

Net gains (losses) on investments	324,391	223,088	118,687	1,237,046

Net increase (decrease) in net assets resulting from operations	$324,391	$223,088	$118,687	$1,237,046

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$4,896,047	$1,223,174	$3,317,439	$8,947,238
Total assets	4,896,047	1,223,174	3,317,439	8,947,238
Total liabilities	—	—	—	—
Net assets	$4,896,047	$1,223,174	$3,317,439	$8,947,238

Net assets
Applicable to accumulation units	$4,896,047	$1,223,174	$3,317,439	$8,947,238
Total net assets	$4,896,047	$1,223,174	$3,317,439	$8,947,238

Investments in shares of mutual funds, at cost	$4,587,969	$932,651	$2,904,896	$8,044,803

Shares of mutual funds owned	281,544	64,411	322,708	870,354

Accumulation units outstanding	181,667	48,292	95,964	241,597

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$43,699	$—	$58,772	$132,079

Expenses:
Mortality and expense risks	—	—	178	—
Net investment income (loss)	43,699	—	58,594	132,079

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(895,841)	(16,742)	115,052	(242,944)
Capital gains distributions	200,031	93,272	152,906	386,956
Total realized gains (losses) on investments	(695,810)	76,530	267,958	144,012

Change in net unrealized appreciation (depreciation)
of investments	708,036	249,774	29,582	530,389

Net gains (losses) on investments	55,925	326,304	356,134	806,480

Net increase (decrease) in net assets resulting from operations	$55,925	$326,304	$356,134	$806,480

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$2,501,617	$1,364,455	$25,784,454	$3,758,612
Total assets	2,501,617	1,364,455	25,784,454	3,758,612
Total liabilities	—	—	—	—
Net assets	$2,501,617	$1,364,455	$25,784,454	$3,758,612

Net assets
Applicable to accumulation units	$2,501,617	$1,364,455	$25,784,454	$3,758,612
Total net assets	$2,501,617	$1,364,455	$25,784,454	$3,758,612

Investments in shares of mutual funds, at cost	$2,355,095	$1,097,872	$24,192,107	$2,366,768

Shares of mutual funds owned	225,574	96,976	1,253,498	136,776

Accumulation units outstanding	175,632	41,525	692,287	67,989

Statements of Operations
Year ended December 31, 2020
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$24,635	$9,012	$416,590	$—

Expenses:
Mortality and expense risks	37	—	90	630
Net investment income (loss)	24,598	9,012	416,500	(630)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,705	134,759	(2,087,071)	199,387
Capital gains distributions	—	34,752	—	261,013
Total realized gains (losses) on investments	8,705	169,511	(2,087,071)	460,400

Change in net unrealized appreciation (depreciation)
of investments	133,882	136,424	1,342,784	807,339

Net gains (losses) on investments	167,185	314,947	(327,787)	1,267,109

Net increase (decrease) in net assets resulting from operations	$167,185	$314,947	$(327,787)	$1,267,109

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$8,614,048	$23,695,506	$15,727,394	$2,234,623
Total assets	8,614,048	23,695,506	15,727,394	2,234,623
Total liabilities	—	—	—	—
Net assets	$8,614,048	$23,695,506	$15,727,394	$2,234,623

Net assets
Applicable to accumulation units	$8,614,048	$23,695,506	$15,727,394	$2,234,623
Total net assets	$8,614,048	$23,695,506	$15,727,394	$2,234,623

Investments in shares of mutual funds, at cost	$5,766,648	$20,631,640	$14,142,757	$2,127,871

Shares of mutual funds owned	322,020	2,117,561	1,111,477	174,036

Accumulation units outstanding	142,691	653,800	1,005,220	182,231

Statements of Operations
Year ended December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$471,454	$236,343	$24,006

Expenses:
Mortality and expense risks	—	173	328	—
Net investment income (loss)	—	471,281	236,015	24,006

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	721,837	233,920	(733,861)	48,218
Capital gains distributions	632,231	624,892	166,292	19,874
Total realized gains (losses) on investments	1,354,068	858,812	(567,569)	68,092

Change in net unrealized appreciation (depreciation)
of investments	1,606,206	(2,183,593)	1,711,380	60,045

Net gains (losses) on investments	2,960,274	(853,500)	1,379,826	152,143

Net increase (decrease) in net assets resulting from operations	$2,960,274	$(853,500)	$1,379,826	$152,143

(1) Represented the operations of American Funds Insurance Series Global Bond Fund Class 2 Division until June 5, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,661,092	$22,959,252	$22,326,706	$19,555,457
Total assets	1,661,092	22,959,252	22,326,706	19,555,457
Total liabilities	—	—	—	—
Net assets	$1,661,092	$22,959,252	$22,326,706	$19,555,457

Net assets
Applicable to accumulation units	$1,661,092	$22,959,252	$22,326,706	$19,555,457
Total net assets	$1,661,092	$22,959,252	$22,326,706	$19,555,457

Investments in shares of mutual funds, at cost	$1,564,544	$15,647,925	$18,275,629	$15,038,883

Shares of mutual funds owned	117,309	192,660	948,458	625,774

Accumulation units outstanding	134,601	704,207	1,463,727	1,178,040

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$16,709	$54,172	$129,504	$11,069

Expenses:
Mortality and expense risks	—	53	—	—
Net investment income (loss)	16,709	54,119	129,504	11,069

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	56,073	756,939	(510,917)	86,210
Capital gains distributions	59,646	399,127	—	163,331
Total realized gains (losses) on investments	115,719	1,156,066	(510,917)	249,541

Change in net unrealized appreciation (depreciation)
of investments	37,485	6,489,344	2,998,811	3,249,693

Net gains (losses) on investments	169,913	7,699,529	2,617,398	3,510,303

Net increase (decrease) in net assets resulting from operations	$169,913	$7,699,529	$2,617,398	$3,510,303

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$284,418	$6,093,559	$651,986	$3,906,755
Total assets	284,418	6,093,559	651,986	3,906,755
Total liabilities	—	—	—	—
Net assets	$284,418	$6,093,559	$651,986	$3,906,755

Net assets
Applicable to accumulation units	$284,418	$6,093,559	$651,986	$3,906,755
Total net assets	$284,418	$6,093,559	$651,986	$3,906,755

Investments in shares of mutual funds, at cost	$245,387	$4,234,840	$494,667	$3,151,360

Shares of mutual funds owned	14,335	179,486	14,009	83,836

Accumulation units outstanding	18,256	120,102	16,469	90,652

Statements of Operations
Year ended December 31, 2020
	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$1,351	$2,538	$4,213	$18,839

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,351	2,538	4,213	18,839

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,123)	179,710	20,519	17,335
Capital gains distributions	—	406,208	5,644	278,196
Total realized gains (losses) on investments	(7,123)	585,918	26,163	295,531

Change in net unrealized appreciation (depreciation)
of investments	35,320	1,767,723	98,838	423,683

Net gains (losses) on investments	29,548	2,356,179	129,214	738,053

Net increase (decrease) in net assets resulting from operations	$29,548	$2,356,179	$129,214	$738,053

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	BNY Mellon VIF Opportunistic Small Cap Service Shares Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division

Assets
Investments in shares of mutual funds, at fair value	$5,333,084	$30,160,397	$9,891,252	$3,635,071
Total assets	5,333,084	30,160,397	9,891,252	3,635,071
Total liabilities	—	—	—	—
Net assets	$5,333,084	$30,160,397	$9,891,252	$3,635,071

Net assets
Applicable to accumulation units	$5,333,084	$30,160,397	$9,891,252	$3,635,071
Total net assets	$5,333,084	$30,160,397	$9,891,252	$3,635,071

Investments in shares of mutual funds, at cost	$4,475,398	$29,963,194	$9,113,100	$3,539,012

Shares of mutual funds owned	113,109	2,690,490	105,676	62,598

Accumulation units outstanding	187,957	2,333,531	704,238	285,672

Statements of Operations
Year ended December 31, 2020
	BNY Mellon VIF Opportunistic Small Cap Service Shares Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division

Net investment income (loss)
Investment income:
Dividends	$17,375	$761,855	$268,063	$92,969

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	17,375	761,855	268,063	92,969

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,972	942,293	50,100	90,265
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	42,972	942,293	50,100	90,265

Change in net unrealized appreciation (depreciation)
of investments	839,518	(301,912)	386,710	36,559

Net gains (losses) on investments	899,865	1,402,236	704,873	219,793

Net increase (decrease) in net assets resulting from operations	$899,865	$1,402,236	$704,873	$219,793

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Assets
Investments in shares of mutual funds, at fair value	$36,230,890	$2,531,605	$2,409,130	$441,470
Total assets	36,230,890	2,531,605	2,409,130	441,470
Total liabilities	—	—	—	—
Net assets	$36,230,890	$2,531,605	$2,409,130	$441,470

Net assets
Applicable to accumulation units	$36,230,890	$2,531,605	$2,409,130	$441,470
Total net assets	$36,230,890	$2,531,605	$2,409,130	$441,470

Investments in shares of mutual funds, at cost	$32,001,653	$2,149,311	$2,103,259	$354,137

Shares of mutual funds owned	404,543	15,252	19,908	17,232

Accumulation units outstanding	1,123,538	113,123	79,268	27,904

Statements of Operations
Year ended December 31, 2020
	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Net investment income (loss)
Investment income:
Dividends	$301,793	$34,115	$25,815	$1,018

Expenses:
Mortality and expense risks	—	116	—	—
Net investment income (loss)	301,793	33,999	25,815	1,018

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,579,415)	48,373	(6,024)	7,570
Capital gains distributions	1,687,752	67,203	75,757	6,053
Total realized gains (losses) on investments	108,337	115,576	69,733	13,623

Change in net unrealized appreciation (depreciation)
of investments	4,696,452	227,751	180,860	43,163

Net gains (losses) on investments	5,106,582	377,326	276,408	57,804

Net increase (decrease) in net assets resulting from operations	$5,106,582	$377,326	$276,408	$57,804

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$29,401,253	$123,239,165	$996,242	$18,428,783
Total assets	29,401,253	123,239,165	996,242	18,428,783
Total liabilities	—	—	—	—
Net assets	$29,401,253	$123,239,165	$996,242	$18,428,783

Net assets
Applicable to accumulation units	$29,401,253	$123,239,165	$996,242	$18,428,783
Total net assets	$29,401,253	$123,239,165	$996,242	$18,428,783

Investments in shares of mutual funds, at cost	$23,351,472	$117,164,340	$946,173	$18,523,086

Shares of mutual funds owned	803,313	10,143,141	196,110	542,342

Accumulation units outstanding	979,827	3,968,743	78,031	661,441

Statements of Operations
Year ended December 31, 2020
	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$4,937,632	$43,949	$176,338

Expenses:
Mortality and expense risks	—	5,318	—	25
Net investment income (loss)	—	4,932,314	43,949	176,313

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(49,671)	3,024,198	(4,778)	(1,734,247)
Capital gains distributions	1,919,737	—	—	1,005,404
Total realized gains (losses) on investments	1,870,066	3,024,198	(4,778)	(728,843)

Change in net unrealized appreciation (depreciation)
of investments	6,630,237	3,954,657	34,559	(426,309)

Net gains (losses) on investments	8,500,303	11,911,169	73,730	(978,839)

Net increase (decrease) in net assets resulting from operations	$8,500,303	$11,911,169	$73,730	$(978,839)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division

Assets
Investments in shares of mutual funds, at fair value	$2,279,421	$17,172,599	$179,272,226	$414,207
Total assets	2,279,421	17,172,599	179,272,226	414,207
Total liabilities	—	—	—	—
Net assets	$2,279,421	$17,172,599	$179,272,226	$414,207

Net assets
Applicable to accumulation units	$2,279,421	$17,172,599	$179,272,226	$414,207
Total net assets	$2,279,421	$17,172,599	$179,272,226	$414,207

Investments in shares of mutual funds, at cost	$2,072,469	$15,323,102	$142,319,491	$383,237

Shares of mutual funds owned	100,194	976,826	10,088,476	30,278

Accumulation units outstanding	88,993	1,251,735	4,798,242	35,824

Statements of Operations
Year ended December 31, 2020
	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division

Net investment income (loss)
Investment income:
Dividends	$6,243	$370,987	$3,847,296	$9,350

Expenses:
Mortality and expense risks	4	14,751	1,176	—
Net investment income (loss)	6,239	356,236	3,846,120	9,350

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(256,222)	74,151	2,124,937	(156)
Capital gains distributions	57,366	550,372	—	—
Total realized gains (losses) on investments	(198,856)	624,523	2,124,937	(156)

Change in net unrealized appreciation (depreciation)
of investments	385,880	965,871	18,787,549	10,794

Net gains (losses) on investments	193,263	1,946,630	24,758,606	19,988

Net increase (decrease) in net assets resulting from operations	$193,263	$1,946,630	$24,758,606	$19,988

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,536,407	$125,036,220	$1,179,238	$86,320,484
Total assets	1,536,407	125,036,220	1,179,238	86,320,484
Total liabilities	—	—	—	—
Net assets	$1,536,407	$125,036,220	$1,179,238	$86,320,484

Net assets
Applicable to accumulation units	$1,536,407	$125,036,220	$1,179,238	$86,320,484
Total net assets	$1,536,407	$125,036,220	$1,179,238	$86,320,484

Investments in shares of mutual funds, at cost	$1,617,652	$107,689,743	$1,012,335	$54,068,493

Shares of mutual funds owned	128,141	4,381,087	71,210	1,791,997

Accumulation units outstanding	68,687	4,313,876	38,713	840,448

Statements of Operations
Year ended December 31, 2020
	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$14,789	$2,589,039	$14,144	$187,752

Expenses:
Mortality and expense risks	58	27,048	—	2,711
Net investment income (loss)	14,731	2,561,991	14,144	185,041

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(157,013)	1,731,035	(26,313)	2,655,436
Capital gains distributions	108,838	3,775,786	15,645	387,047
Total realized gains (losses) on investments	(48,175)	5,506,821	(10,668)	3,042,483

Change in net unrealized appreciation (depreciation)
of investments	21,894	(3,011,886)	129,377	17,514,424

Net gains (losses) on investments	(11,550)	5,056,926	132,853	20,741,948

Net increase (decrease) in net assets resulting from operations	$(11,550)	$5,056,926	$132,853	$20,741,948

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$102,966,795	$21,911,312	$23,011,021	$79,940
Total assets	102,966,795	21,911,312	23,011,021	79,940
Total liabilities	—	—	—	—
Net assets	$102,966,795	$21,911,312	$23,011,021	$79,940

Net assets
Applicable to accumulation units	$102,966,795	$21,911,312	$23,011,021	$79,940
Total net assets	$102,966,795	$21,911,312	$23,011,021	$79,940

Investments in shares of mutual funds, at cost	$74,009,634	$19,620,203	$20,896,513	$63,229

Shares of mutual funds owned	2,203,441	916,791	992,710	6,395

Accumulation units outstanding	1,685,651	434,517	701,510	6,272

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$73,696	$357,701	$345,910	$813

Expenses:
Mortality and expense risks	—	799	—	8
Net investment income (loss)	73,696	356,902	345,910	805

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,115,592	217,946	218,453	(191)
Capital gains distributions	499,847	928,846	1,028,357	—
Total realized gains (losses) on investments	6,615,439	1,146,792	1,246,810	(191)

Change in net unrealized appreciation (depreciation)
of investments	18,259,821	(337,394)	(348,405)	16,590

Net gains (losses) on investments	24,948,956	1,166,300	1,244,315	17,204

Net increase (decrease) in net assets resulting from operations	$24,948,956	$1,166,300	$1,244,315	$17,204

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$381,579,500	$22,909,742	$4,863,516	$18,244,430
Total assets	381,579,500	22,909,742	4,863,516	18,244,430
Total liabilities	—	—	—	—
Net assets	$381,579,500	$22,909,742	$4,863,516	$18,244,430

Net assets
Applicable to accumulation units	$381,579,500	$22,909,742	$4,863,516	$18,244,430
Total net assets	$381,579,500	$22,909,742	$4,863,516	$18,244,430

Investments in shares of mutual funds, at cost	$381,579,500	$15,156,940	$4,943,457	$18,291,418

Shares of mutual funds owned	381,579,498	227,776	915,918	3,584,367

Accumulation units outstanding	36,523,652	396,569	168,362	536,201

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$752,794	$7,963	$234,705	$919,470

Expenses:
Mortality and expense risks	9,284	496	279	—
Net investment income (loss)	743,510	7,467	234,426	919,470

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,716,175	(76,128)	(1,073,875)
Capital gains distributions	—	1,842,886	—	—
Total realized gains (losses) on investments	—	3,559,061	(76,128)	(1,073,875)

Change in net unrealized appreciation (depreciation)
of investments	—	3,991,110	(51,463)	(31,366)

Net gains (losses) on investments	743,510	7,557,638	106,835	(185,771)

Net increase (decrease) in net assets resulting from operations	$743,510	$7,557,638	$106,835	$(185,771)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,017,516	$31,976,775	$4,887,924	$887,684
Total assets	1,017,516	31,976,775	4,887,924	887,684
Total liabilities	—	—	—	—
Net assets	$1,017,516	$31,976,775	$4,887,924	$887,684

Net assets
Applicable to accumulation units	$1,017,516	$31,976,775	$4,887,924	$887,684
Total net assets	$1,017,516	$31,976,775	$4,887,924	$887,684

Investments in shares of mutual funds, at cost	$882,358	$26,199,091	$4,772,333	$783,068

Shares of mutual funds owned	93,179	857,516	418,487	63,180

Accumulation units outstanding	83,665	622,823	408,653	65,510

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$12,206	$109,810	$138,960	$9,666

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	12,206	109,810	138,960	9,666

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(23,144)	(1,774,613)	(18,876)	(27,595)
Capital gains distributions	124	—	43,444	681
Total realized gains (losses) on investments	(23,020)	(1,774,613)	24,568	(26,914)

Change in net unrealized appreciation (depreciation)
of investments	100,866	6,321,777	95,794	94,640

Net gains (losses) on investments	90,052	4,656,974	259,322	77,392

Net increase (decrease) in net assets resulting from operations	$90,052	$4,656,974	$259,322	$77,392

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$13,275,308	$9,770,561	$11,000,703	$21,299,759
Total assets	13,275,308	9,770,561	11,000,703	21,299,759
Total liabilities	—	—	—	—
Net assets	$13,275,308	$9,770,561	$11,000,703	$21,299,759

Net assets
Applicable to accumulation units	$13,275,308	$9,770,561	$11,000,703	$21,299,759
Total net assets	$13,275,308	$9,770,561	$11,000,703	$21,299,759

Investments in shares of mutual funds, at cost	$13,335,029	$10,164,951	$12,250,287	$19,044,294

Shares of mutual funds owned	882,667	577,798	663,092	730,946

Accumulation units outstanding	390,231	262,944	392,548	459,774

Statements of Operations
Year ended December 31, 2020
	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$813,721	$212,055	$275,836	$250,104

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	813,721	212,055	275,836	250,104

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(621,158)	(1,596,649)	(358,998)	111,608
Capital gains distributions	11,526	169,847	383,487	1,060,658
Total realized gains (losses) on investments	(609,632)	(1,426,802)	24,489	1,172,266

Change in net unrealized appreciation (depreciation)
of investments	(595,877)	78,318	(850,006)	1,440,491

Net gains (losses) on investments	(391,788)	(1,136,429)	(549,681)	2,862,861

Net increase (decrease) in net assets resulting from operations	$(391,788)	$(1,136,429)	$(549,681)	$2,862,861

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$16,533,321	$17,844,379	$349,913	$1,788,311
Total assets	16,533,321	17,844,379	349,913	1,788,311
Total liabilities	—	—	—	—
Net assets	$16,533,321	$17,844,379	$349,913	$1,788,311

Net assets
Applicable to accumulation units	$16,533,321	$17,844,379	$349,913	$1,788,311
Total net assets	$16,533,321	$17,844,379	$349,913	$1,788,311

Investments in shares of mutual funds, at cost	$16,049,059	$17,745,213	$356,226	$1,406,752

Shares of mutual funds owned	1,140,229	1,722,430	28,966	132,369

Accumulation units outstanding	379,437	997,194	27,496	63,830

Statements of Operations
Year ended December 31, 2020
	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$216,156	$807,157	$23,339	$3,330

Expenses:
Mortality and expense risks	4	—	—	—
Net investment income (loss)	216,152	807,157	23,339	3,330

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,091,309)	(496,266)	9,960	(194,211)
Capital gains distributions	919,369	—	—	20,707
Total realized gains (losses) on investments	(2,171,940)	(496,266)	9,960	(173,504)

Change in net unrealized appreciation (depreciation)
of investments	2,233,240	186,807	(15,731)	377,257

Net gains (losses) on investments	277,452	497,698	17,568	207,083

Net increase (decrease) in net assets resulting from operations	$277,452	$497,698	$17,568	$207,083

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division

Assets
Investments in shares of mutual funds, at fair value	$57,666,132	$46,470,221	$3,912,612	$3,949,663
Total assets	57,666,132	46,470,221	3,912,612	3,949,663
Total liabilities	—	—	—	—
Net assets	$57,666,132	$46,470,221	$3,912,612	$3,949,663

Net assets
Applicable to accumulation units	$57,666,132	$46,470,221	$3,912,612	$3,949,663
Total net assets	$57,666,132	$46,470,221	$3,912,612	$3,949,663

Investments in shares of mutual funds, at cost	$58,165,344	$38,147,579	$2,564,996	$2,873,862

Shares of mutual funds owned	5,866,340	2,330,502	43,913	46,847

Accumulation units outstanding	3,818,167	915,239	102,887	106,111

Statements of Operations
Year ended December 31, 2020
	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division

Net investment income (loss)
Investment income:
Dividends	$1,561,541	$949,751	$2,385	$—

Expenses:
Mortality and expense risks	1,009	595	248	—
Net investment income (loss)	1,560,532	949,156	2,137	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(41,412)	(474,823)	142,533	202,886
Capital gains distributions	—	—	248,825	243,666
Total realized gains (losses) on investments	(41,412)	(474,823)	391,358	446,552

Change in net unrealized appreciation (depreciation)
of investments	124,802	6,703,309	801,155	649,628

Net gains (losses) on investments	1,643,922	7,177,642	1,194,650	1,096,180

Net increase (decrease) in net assets resulting from operations	$1,643,922	$7,177,642	$1,194,650	$1,096,180

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division

Assets
Investments in shares of mutual funds, at fair value	$194,523	$6,650,942	$9,687,731	$1,157,922
Total assets	194,523	6,650,942	9,687,731	1,157,922
Total liabilities	—	—	—	—
Net assets	$194,523	$6,650,942	$9,687,731	$1,157,922

Net assets
Applicable to accumulation units	$194,523	$6,650,942	$9,687,731	$1,157,922
Total net assets	$194,523	$6,650,942	$9,687,731	$1,157,922

Investments in shares of mutual funds, at cost	$187,072	$7,150,937	$10,394,406	$1,260,684

Shares of mutual funds owned	12,312	218,565	319,938	78,824

Accumulation units outstanding	15,928	213,629	220,325	96,890

Statements of Operations
Year ended December 31, 2020
	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division

Net investment income (loss)
Investment income:
Dividends	$1,617	$80,986	$93,889	$53,950

Expenses:
Mortality and expense risks	—	271	—	—
Net investment income (loss)	1,617	80,715	93,889	53,950

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,196)	(2,243)	(20,950)	(30,576)
Capital gains distributions	1,724	1,397,060	2,029,340	30,134
Total realized gains (losses) on investments	(5,472)	1,394,817	2,008,390	(442)

Change in net unrealized appreciation (depreciation)
of investments	15,419	(685,326)	(1,020,667)	(175,573)

Net gains (losses) on investments	11,564	790,206	1,081,612	(122,065)

Net increase (decrease) in net assets resulting from operations	$11,564	$790,206	$1,081,612	$(122,065)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Invesco Health Care Series I Division	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division

Assets
Investments in shares of mutual funds, at fair value	$22,697,388	$16,235,108	$420,921	$7,122,210
Total assets	22,697,388	16,235,108	420,921	7,122,210
Total liabilities	—	—	—	—
Net assets	$22,697,388	$16,235,108	$420,921	$7,122,210

Net assets
Applicable to accumulation units	$22,697,388	$16,235,108	$420,921	$7,122,210
Total net assets	$22,697,388	$16,235,108	$420,921	$7,122,210

Investments in shares of mutual funds, at cost	$18,538,228	$14,258,443	$463,732	$5,453,212

Shares of mutual funds owned	673,713	381,823	41,105	264,668

Accumulation units outstanding	524,874	410,609	15,689	197,269

Statements of Operations
Year ended December 31, 2020
	Invesco Health Care Series I Division	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division

Net investment income (loss)
Investment income:
Dividends	$64,668	$332,571	$1,749	$21,794

Expenses:
Mortality and expense risks	99	—	4	—
Net investment income (loss)	64,569	332,571	1,745	21,794

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	483,630	(145,614)	(13,846)	(470,653)
Capital gains distributions	492,273	320,407	75,635	86,908
Total realized gains (losses) on investments	975,903	174,793	61,789	(383,745)

Change in net unrealized appreciation (depreciation)
of investments	2,184,515	1,476,789	(26,402)	1,751,506

Net gains (losses) on investments	3,224,987	1,984,153	37,132	1,389,555

Net increase (decrease) in net assets resulting from operations	$3,224,987	$1,984,153	$37,132	$1,389,555

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,977,830	$10,602,679	$12,725,907	$35,207,808
Total assets	3,977,830	10,602,679	12,725,907	35,207,808
Total liabilities	—	—	—	—
Net assets	$3,977,830	$10,602,679	$12,725,907	$35,207,808

Net assets
Applicable to accumulation units	$3,977,830	$10,602,679	$12,725,907	$35,207,808
Total net assets	$3,977,830	$10,602,679	$12,725,907	$35,207,808

Investments in shares of mutual funds, at cost	$2,977,405	$9,263,040	$9,419,022	$30,126,798

Shares of mutual funds owned	37,200	514,194	348,178	763,727

Accumulation units outstanding	265,249	373,505	413,303	799,798

Statements of Operations
Year ended December 31, 2020
	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$29,379	$—	$607,617

Expenses:
Mortality and expense risks	112	22	759	—
Net investment income (loss)	(112)	29,357	(759)	607,617

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	222,528	(584,427)	591,174	1,735,490
Capital gains distributions	—	731,947	975,727	261,818
Total realized gains (losses) on investments	222,528	147,520	1,566,901	1,997,308

Change in net unrealized appreciation (depreciation)
of investments	1,000,425	1,896,904	2,272,458	1,122,482

Net gains (losses) on investments	1,222,841	2,073,781	3,838,600	3,727,407

Net increase (decrease) in net assets resulting from operations	$1,222,841	$2,073,781	$3,838,600	$3,727,407

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$74,114,533	$44,288,348	$19,437,625	$5,370,189
Total assets	74,114,533	44,288,348	19,437,625	5,370,189
Total liabilities	—	—	—	—
Net assets	$74,114,533	$44,288,348	$19,437,625	$5,370,189

Net assets
Applicable to accumulation units	$74,114,533	$44,288,348	$19,437,625	$5,370,189
Total net assets	$74,114,533	$44,288,348	$19,437,625	$5,370,189

Investments in shares of mutual funds, at cost	$59,737,380	$40,988,812	$14,510,093	$4,523,487

Shares of mutual funds owned	847,411	3,167,979	367,025	86,616

Accumulation units outstanding	1,323,028	1,682,547	455,065	175,339

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$29,646	$1,016,767	$101,492	$28,703

Expenses:
Mortality and expense risks	244	—	—	—
Net investment income (loss)	29,402	1,016,767	101,492	28,703

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,941,857	575,700	915,746	140,867
Capital gains distributions	5,032,055	—	1,149,654	242,968
Total realized gains (losses) on investments	8,973,912	575,700	2,065,400	383,835

Change in net unrealized appreciation (depreciation)
of investments	2,222,860	2,387,845	3,196,498	379,862

Net gains (losses) on investments	11,226,174	3,980,312	5,363,390	792,400

Net increase (decrease) in net assets resulting from operations	$11,226,174	$3,980,312	$5,363,390	$792,400

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,125,903	$2,721,728	$6,007,997	$2,750,718
Total assets	4,125,903	2,721,728	6,007,997	2,750,718
Total liabilities	—	—	—	—
Net assets	$4,125,903	$2,721,728	$6,007,997	$2,750,718

Net assets
Applicable to accumulation units	$4,125,903	$2,721,728	$6,007,997	$2,750,718
Total net assets	$4,125,903	$2,721,728	$6,007,997	$2,750,718

Investments in shares of mutual funds, at cost	$3,508,711	$2,129,441	$5,723,451	$2,541,390

Shares of mutual funds owned	201,264	74,405	505,723	114,090

Accumulation units outstanding	233,811	77,517	354,299	55,697

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division

Net investment income (loss)
Investment income:
Dividends	$59	$28,745	$68,248	$26,547

Expenses:
Mortality and expense risks	193	—	—	—
Net investment income (loss)	(134)	28,745	68,248	26,547

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	287,199	204,312	49,980	(409,459)
Capital gains distributions	170,781	—	—	174,831
Total realized gains (losses) on investments	457,980	204,312	49,980	(234,628)

Change in net unrealized appreciation (depreciation)
of investments	585,572	23,281	147,851	305,819

Net gains (losses) on investments	1,043,418	256,338	266,079	97,738

Net increase (decrease) in net assets resulting from operations	$1,043,418	$256,338	$266,079	$97,738

(1) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$389,616,783	$316,373,688	$2,960,193	$1,901,783
Total assets	389,616,783	316,373,688	2,960,193	1,901,783
Total liabilities	—	—	—	—
Net assets	$389,616,783	$316,373,688	$2,960,193	$1,901,783

Net assets
Applicable to accumulation units	$389,616,783	$316,373,688	$2,960,193	$1,901,783
Total net assets	$389,616,783	$316,373,688	$2,960,193	$1,901,783

Investments in shares of mutual funds, at cost	$274,144,089	$261,561,616	$2,362,315	$1,871,116

Shares of mutual funds owned	8,039,967	14,419,949	62,743	181,122

Accumulation units outstanding	4,019,340	7,971,135	85,968	114,256

Statements of Operations
Year ended December 31, 2020
	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net investment income (loss)
Investment income:
Dividends	$90,246	$3,972,514	$—	$9,055

Expenses:
Mortality and expense risks	2,275	869	27	—
Net investment income (loss)	87,971	3,971,645	(27)	9,055

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	29,506,235	12,688,716	(24,748)	(145,322)
Capital gains distributions	20,669,722	14,157,537	254,094	117,117
Total realized gains (losses) on investments	50,175,957	26,846,253	229,346	(28,205)

Change in net unrealized appreciation (depreciation)
of investments	58,767,381	17,294,706	654,478	92,460

Net gains (losses) on investments	109,031,309	48,112,604	883,797	73,310

Net increase (decrease) in net assets resulting from operations	$109,031,309	$48,112,604	$883,797	$73,310

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$11,230,005	$48,412,175	$964,067	$29,981,160
Total assets	11,230,005	48,412,175	964,067	29,981,160
Total liabilities	—	—	—	—
Net assets	$11,230,005	$48,412,175	$964,067	$29,981,160

Net assets
Applicable to accumulation units	$11,230,005	$48,412,175	$964,067	$29,981,160
Total net assets	$11,230,005	$48,412,175	$964,067	$29,981,160

Investments in shares of mutual funds, at cost	$9,738,262	$38,484,181	$916,728	$24,709,821

Shares of mutual funds owned	460,812	689,338	80,878	869,776

Accumulation units outstanding	310,145	683,897	79,346	1,415,423

Statements of Operations
Year ended December 31, 2020
	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$95,652	$—	$2,041	$186,845

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	95,652	—	2,041	186,845

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(123,327)	5,822,803	40,224	886,404
Capital gains distributions	379,634	2,952,557	13,271	488,803
Total realized gains (losses) on investments	256,307	8,775,360	53,495	1,375,207

Change in net unrealized appreciation (depreciation)
of investments	936,647	3,409,063	41,081	3,217,710

Net gains (losses) on investments	1,288,606	12,184,423	96,617	4,779,762

Net increase (decrease) in net assets resulting from operations	$1,288,606	$12,184,423	$96,617	$4,779,762

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$389,175	$2,834,128	$20,072,727	$1,802,150
Total assets	389,175	2,834,128	20,072,727	1,802,150
Total liabilities	—	—	—	—
Net assets	$389,175	$2,834,128	$20,072,727	$1,802,150

Net assets
Applicable to accumulation units	$389,175	$2,834,128	$20,072,727	$1,802,150
Total net assets	$389,175	$2,834,128	$20,072,727	$1,802,150

Investments in shares of mutual funds, at cost	$310,761	$2,634,566	$15,332,465	$1,735,787

Shares of mutual funds owned	33,753	333,426	850,179	207,860

Accumulation units outstanding	8,002	195,253	299,018	105,402

Statements of Operations
Year ended December 31, 2020
	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$25,263	$—	$10,562

Expenses:
Mortality and expense risks	—	—	228	—
Net investment income (loss)	—	25,263	(228)	10,562

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	65,776	(75,818)	(417,431)	(100,546)
Capital gains distributions	50,581	104,340	1,554,485	116,230
Total realized gains (losses) on investments	116,357	28,522	1,137,054	15,684

Change in net unrealized appreciation (depreciation)
of investments	68,713	25,358	4,844,933	68,648

Net gains (losses) on investments	185,070	79,143	5,981,759	94,894

Net increase (decrease) in net assets resulting from operations	$185,070	$79,143	$5,981,759	$94,894

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,693,475	$4,038,446	$4,759,884	$35,229,120
Total assets	2,693,475	4,038,446	4,759,884	35,229,120
Total liabilities	—	—	—	—
Net assets	$2,693,475	$4,038,446	$4,759,884	$35,229,120

Net assets
Applicable to accumulation units	$2,693,475	$4,038,446	$4,759,884	$35,229,120
Total net assets	$2,693,475	$4,038,446	$4,759,884	$35,229,120

Investments in shares of mutual funds, at cost	$2,394,084	$3,707,137	$4,198,277	$33,518,056

Shares of mutual funds owned	150,473	158,370	137,212	1,764,986

Accumulation units outstanding	188,003	176,607	211,718	860,200

Statements of Operations
Year ended December 31, 2020
	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$40,049	$73,007	$99,399	$453,151

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	40,049	73,007	99,399	453,151

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	35,113	19,405	89,415	(371,639)
Capital gains distributions	76,414	95,072	117,610	1,522,878
Total realized gains (losses) on investments	111,527	114,477	207,025	1,151,239

Change in net unrealized appreciation (depreciation)
of investments	39,516	200,361	(77,758)	(1,330,282)

Net gains (losses) on investments	191,092	387,845	228,666	274,108

Net increase (decrease) in net assets resulting from operations	$191,092	$387,845	$228,666	$274,108

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$244,972,479	$1,297,982	$6,979,309	$1,933,217
Total assets	244,972,479	1,297,982	6,979,309	1,933,217
Total liabilities	—	—	—	—
Net assets	$244,972,479	$1,297,982	$6,979,309	$1,933,217

Net assets
Applicable to accumulation units	$244,972,479	$1,297,982	$6,979,309	$1,933,217
Total net assets	$244,972,479	$1,297,982	$6,979,309	$1,933,217

Investments in shares of mutual funds, at cost	$209,653,433	$944,836	$5,888,465	$1,827,908

Shares of mutual funds owned	3,846,326	35,995	227,413	174,636

Accumulation units outstanding	1,616,178	60,173	533,166	129,652

Statements of Operations
Year ended December 31, 2020
	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$1,552,237	$—	$38,295	$90,725

Expenses:
Mortality and expense risks	132,011	—	—	—
Net investment income (loss)	1,420,226	—	38,295	90,725

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,361,203	20,203	134,287	(83,160)
Capital gains distributions	20,698,866	54,709	263,047	—
Total realized gains (losses) on investments	28,060,069	74,912	397,334	(83,160)

Change in net unrealized appreciation (depreciation)
of investments	8,492,591	265,668	758,061	71,382

Net gains (losses) on investments	37,972,886	340,580	1,193,690	78,947

Net increase (decrease) in net assets resulting from operations	$37,972,886	$340,580	$1,193,690	$78,947

(1) Commenced operations April 29, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$798,565	$1,833,247	$19,535,915	$1,310,241
Total assets	798,565	1,833,247	19,535,915	1,310,241
Total liabilities	—	—	—	—
Net assets	$798,565	$1,833,247	$19,535,915	$1,310,241

Net assets
Applicable to accumulation units	$798,565	$1,833,247	$19,535,915	$1,310,241
Total net assets	$798,565	$1,833,247	$19,535,915	$1,310,241

Investments in shares of mutual funds, at cost	$762,501	$1,744,867	$18,806,142	$1,349,364

Shares of mutual funds owned	131,994	136,402	2,438,941	88,710

Accumulation units outstanding	128,619	121,700	921,950	83,986

Statements of Operations
Year ended December 31, 2020
	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$40,700	$64,317	$829,629	$11,965

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	40,700	64,317	829,629	11,965

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(75,985)	(6,895)	(261,311)	30,787
Capital gains distributions	—	—	—	6,083
Total realized gains (losses) on investments	(75,985)	(6,895)	(261,311)	36,870

Change in net unrealized appreciation (depreciation)
of investments	64,369	38,202	232,338	(31,877)

Net gains (losses) on investments	29,084	95,624	800,656	16,958

Net increase (decrease) in net assets resulting from operations	$29,084	$95,624	$800,656	$16,958

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,747,072	$19,583,775	$44,313,306	$50,184,483
Total assets	1,747,072	19,583,775	44,313,306	50,184,483
Total liabilities	—	—	—	—
Net assets	$1,747,072	$19,583,775	$44,313,306	$50,184,483

Net assets
Applicable to accumulation units	$1,747,072	$19,583,775	$44,313,306	$50,184,483
Total net assets	$1,747,072	$19,583,775	$44,313,306	$50,184,483

Investments in shares of mutual funds, at cost	$1,718,864	$18,170,450	$43,844,146	$47,539,173

Shares of mutual funds owned	168,311	1,406,880	4,252,716	4,329,982

Accumulation units outstanding	159,077	1,282,162	3,665,892	3,169,662

Statements of Operations
Year ended December 31, 2020
	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$14,875	$246,671	$500,891	$1,078,280

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	14,875	246,671	500,891	1,078,280

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,196	691,168	(114,349)	798,205
Capital gains distributions	—	—	—	569,474
Total realized gains (losses) on investments	5,196	691,168	(114,349)	1,367,679

Change in net unrealized appreciation (depreciation)
of investments	19,056	1,092,529	557,547	1,676,235

Net gains (losses) on investments	39,127	2,030,368	944,089	4,122,194

Net increase (decrease) in net assets resulting from operations	$39,127	$2,030,368	$944,089	$4,122,194

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$26,569,283	$19,159,303	$112,185,284	$157,416,552
Total assets	26,569,283	19,159,303	112,185,284	157,416,552
Total liabilities	—	—	—	—
Net assets	$26,569,283	$19,159,303	$112,185,284	$157,416,552

Net assets
Applicable to accumulation units	$26,569,283	$19,159,303	$112,185,284	$157,416,552
Total net assets	$26,569,283	$19,159,303	$112,185,284	$157,416,552

Investments in shares of mutual funds, at cost	$20,247,143	$18,048,854	$103,298,752	$139,161,986

Shares of mutual funds owned	774,615	1,409,809	7,484,008	10,848,832

Accumulation units outstanding	1,345,825	774,977	3,854,131	5,059,674

Statements of Operations
Year ended December 31, 2020
	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$300,282	$404,960	$2,614,629	$2,781,444

Expenses:
Mortality and expense risks	468	—	945	433
Net investment income (loss)	299,814	404,960	2,613,684	2,781,011

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	893,882	(159,436)	278,900	16,522
Capital gains distributions	1,125,376	297,245	1,814,917	2,314,516
Total realized gains (losses) on investments	2,019,258	137,809	2,093,817	2,331,038

Change in net unrealized appreciation (depreciation)
of investments	1,972,980	1,308,272	5,892,375	14,185,588

Net gains (losses) on investments	4,292,052	1,851,041	10,599,876	19,297,637

Net increase (decrease) in net assets resulting from operations	$4,292,052	$1,851,041	$10,599,876	$19,297,637

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$82,668,837	$34,416,822	$8,620,146	$20,523,066
Total assets	82,668,837	34,416,822	8,620,146	20,523,066
Total liabilities	—	—	—	—
Net assets	$82,668,837	$34,416,822	$8,620,146	$20,523,066

Net assets
Applicable to accumulation units	$82,668,837	$34,416,822	$8,620,146	$20,523,066
Total net assets	$82,668,837	$34,416,822	$8,620,146	$20,523,066

Investments in shares of mutual funds, at cost	$70,367,332	$28,815,519	$7,222,368	$19,270,802

Shares of mutual funds owned	4,569,864	1,970,053	522,750	1,598,369

Accumulation units outstanding	2,447,526	988,865	424,587	945,234

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,359,769	$511,442	$108,116	$428,287

Expenses:
Mortality and expense risks	—	1,265	—	—
Net investment income (loss)	1,359,769	510,177	108,116	428,287

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	971,713	(57,267)	(89,683)	99,335
Capital gains distributions	1,420,940	639,349	154,716	16,019
Total realized gains (losses) on investments	2,392,653	582,082	65,033	115,354

Change in net unrealized appreciation (depreciation)
of investments	7,677,884	3,880,674	1,008,873	1,204,233

Net gains (losses) on investments	11,430,306	4,972,933	1,182,022	1,747,874

Net increase (decrease) in net assets resulting from operations	$11,430,306	$4,972,933	$1,182,022	$1,747,874

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$1,296,142	$43,096,035	$1,354,104	$66,464,343
Total assets	1,296,142	43,096,035	1,354,104	66,464,343
Total liabilities	—	—	—	—
Net assets	$1,296,142	$43,096,035	$1,354,104	$66,464,343

Net assets
Applicable to accumulation units	$1,296,142	$43,096,035	$1,354,104	$66,464,343
Total net assets	$1,296,142	$43,096,035	$1,354,104	$66,464,343

Investments in shares of mutual funds, at cost	$1,161,611	$26,020,351	$1,167,018	$69,404,510

Shares of mutual funds owned	50,809	2,961,927	82,166	3,477,987

Accumulation units outstanding	90,772	1,686,706	55,651	708,489

Statements of Operations
Year ended December 31, 2020
	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$11,403	$14,635	$14,528	$1,326,742

Expenses:
Mortality and expense risks	—	338	—	573
Net investment income (loss)	11,403	14,297	14,528	1,326,169

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(10,395)	2,023,921	3,846	(1,811,746)
Capital gains distributions	45,912	2,069,383	—	3,937,971
Total realized gains (losses) on investments	35,517	4,093,304	3,846	2,126,225

Change in net unrealized appreciation (depreciation)
of investments	52,824	8,478,096	102,037	(7,038,901)

Net gains (losses) on investments	99,744	12,585,697	120,411	(3,586,507)

Net increase (decrease) in net assets resulting from operations	$99,744	$12,585,697	$120,411	$(3,586,507)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Rydex Basic Materials Division	Rydex Utilities Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$421,279	$264,453	$88,875,141	$56,419,941
Total assets	421,279	264,453	88,875,141	56,419,941
Total liabilities	—	—	—	—
Net assets	$421,279	$264,453	$88,875,141	$56,419,941

Net assets
Applicable to accumulation units	$421,279	$264,453	$88,875,141	$56,419,941
Total net assets	$421,279	$264,453	$88,875,141	$56,419,941

Investments in shares of mutual funds, at cost	$338,343	$261,864	$82,857,363	$52,320,463

Shares of mutual funds owned	4,731	8,550	5,383,110	4,407,808

Accumulation units outstanding	35,506	21,495	3,709,849	2,557,493

Statements of Operations
Year ended December 31, 2020
	Rydex Basic Materials Division	Rydex Utilities Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$4,483	$—	$1,771,875	$1,254,604

Expenses:
Mortality and expense risks	—	—	1,868	2
Net investment income (loss)	4,483	—	1,770,007	1,254,602

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,340)	58	(580,784)	(506,122)
Capital gains distributions	2,870	—	2,537,746	977,846
Total realized gains (losses) on investments	(2,470)	58	1,956,962	471,724

Change in net unrealized appreciation (depreciation)
of investments	61,583	2,062	4,883,228	2,805,423

Net gains (losses) on investments	63,596	2,120	8,610,197	4,531,749

Net increase (decrease) in net assets resulting from operations	$63,596	$2,120	$8,610,197	$4,531,749

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$78,262,099	$26,011,315	$76,714,690	$77,009,229
Total assets	78,262,099	26,011,315	76,714,690	77,009,229
Total liabilities	—	—	—	—
Net assets	$78,262,099	$26,011,315	$76,714,690	$77,009,229

Net assets
Applicable to accumulation units	$78,262,099	$26,011,315	$76,714,690	$77,009,229
Total net assets	$78,262,099	$26,011,315	$76,714,690	$77,009,229

Investments in shares of mutual funds, at cost	$67,027,408	$25,259,196	$64,633,639	$76,512,964

Shares of mutual funds owned	3,598,258	2,030,547	3,173,963	29,618,934

Accumulation units outstanding	3,113,022	1,238,054	2,950,088	5,332,026

Statements of Operations
Year ended December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,263,843	$656,295	$1,176,619	$1,580,938

Expenses:
Mortality and expense risks	1,008	370	548	265
Net investment income (loss)	1,262,835	655,925	1,176,071	1,580,673

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	313,610	(367,090)	175,665	497,460
Capital gains distributions	1,094,986	526,201	1,598,894	—
Total realized gains (losses) on investments	1,408,596	159,111	1,774,559	497,460

Change in net unrealized appreciation (depreciation)
of investments	6,078,292	690,317	6,948,824	198,629

Net gains (losses) on investments	8,749,723	1,505,353	9,899,454	2,276,762

Net increase (decrease) in net assets resulting from operations	$8,749,723	$1,505,353	$9,899,454	$2,276,762

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$89,698,896	$1,966,467	$2,457,537	$10,922,042
Total assets	89,698,896	1,966,467	2,457,537	10,922,042
Total liabilities	—	—	—	—
Net assets	$89,698,896	$1,966,467	$2,457,537	$10,922,042

Net assets
Applicable to accumulation units	$89,698,896	$1,966,467	$2,457,537	$10,922,042
Total net assets	$89,698,896	$1,966,467	$2,457,537	$10,922,042

Investments in shares of mutual funds, at cost	$77,993,053	$1,904,894	$2,235,415	$8,924,618

Shares of mutual funds owned	5,196,923	75,344	42,401	938,320

Accumulation units outstanding	1,910,383	74,248	130,144	449,724

Statements of Operations
Year ended December 31, 2020
	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$378,650	$36,825	$—	$352,366

Expenses:
Mortality and expense risks	1,237	—	—	—
Net investment income (loss)	377,413	36,825	—	352,366

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,279,514)	(84,160)	304,436	519,533
Capital gains distributions	5,550,409	42,336	136,319	221,134
Total realized gains (losses) on investments	4,270,895	(41,824)	440,755	740,667

Change in net unrealized appreciation (depreciation)
of investments	11,274,007	39,001	148,690	511,969

Net gains (losses) on investments	15,922,315	34,002	589,445	1,605,002

Net increase (decrease) in net assets resulting from operations	$15,922,315	$34,002	$589,445	$1,605,002

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$12,158,318	$16,319,527	$632,795	$984,544
Total assets	12,158,318	16,319,527	632,795	984,544
Total liabilities	—	—	—	—
Net assets	$12,158,318	$16,319,527	$632,795	$984,544

Net assets
Applicable to accumulation units	$12,158,318	$16,319,527	$632,795	$984,544
Total net assets	$12,158,318	$16,319,527	$632,795	$984,544

Investments in shares of mutual funds, at cost	$12,579,514	$18,501,182	$613,408	$934,272

Shares of mutual funds owned	915,536	1,180,863	53,626	83,720

Accumulation units outstanding	998,046	1,031,271	41,420	60,864

Statements of Operations
Year ended December 31, 2020
	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$380,934	$1,647,431	$13,153	$30,015

Expenses:
Mortality and expense risks	—	7	—	—
Net investment income (loss)	380,934	1,647,424	13,153	30,015

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(655,857)	(1,391,756)	(1,936)	(26,324)
Capital gains distributions	—	—	8,077	—
Total realized gains (losses) on investments	(655,857)	(1,391,756)	6,141	(26,324)

Change in net unrealized appreciation (depreciation)
of investments	144,380	(1,443,001)	16,224	28,163

Net gains (losses) on investments	(130,543)	(1,187,333)	35,518	31,854

Net increase (decrease) in net assets resulting from operations	$(130,543)	$(1,187,333)	$35,518	$31,854

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division

Assets
Investments in shares of mutual funds, at fair value	$783,094	$988,282	$6,332,129	$42,113,631
Total assets	783,094	988,282	6,332,129	42,113,631
Total liabilities	—	—	—	—
Net assets	$783,094	$988,282	$6,332,129	$42,113,631

Net assets
Applicable to accumulation units	$783,094	$988,282	$6,332,129	$42,113,631
Total net assets	$783,094	$988,282	$6,332,129	$42,113,631

Investments in shares of mutual funds, at cost	$747,273	$845,805	$4,790,270	$37,751,344

Shares of mutual funds owned	63,926	45,860	281,678	1,639,939

Accumulation units outstanding	48,284	147,383	793,725	956,273

Statements of Operations
Year ended December 31, 2020
	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division

Net investment income (loss)
Investment income:
Dividends	$19,215	$4,969	$46,190	$1,067,557

Expenses:
Mortality and expense risks	—	2	—	—
Net investment income (loss)	19,215	4,967	46,190	1,067,557

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,751)	(13,858)	(779,133)	(100,727)
Capital gains distributions	7,234	—	—	1,301,922
Total realized gains (losses) on investments	5,483	(13,858)	(779,133)	1,201,195

Change in net unrealized appreciation (depreciation)
of investments	19,896	170,623	2,107,178	1,411,376

Net gains (losses) on investments	44,594	161,732	1,374,235	3,680,128

Net increase (decrease) in net assets resulting from operations	$44,594	$161,732	$1,374,235	$3,680,128

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division (1)	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$173,985,897	$5,081	$112,287,056	$2,327,331
Total assets	173,985,897	5,081	112,287,056	2,327,331
Total liabilities	—	—	—	—
Net assets	$173,985,897	$5,081	$112,287,056	$2,327,331

Net assets
Applicable to accumulation units	$173,985,897	$5,081	$112,287,056	$2,327,331
Total net assets	$173,985,897	$5,081	$112,287,056	$2,327,331

Investments in shares of mutual funds, at cost	$127,333,927	$5,053	$93,918,420	$2,059,741

Shares of mutual funds owned	3,236,345	227	4,357,278	83,030

Accumulation units outstanding	3,588,550	495	1,962,715	159,686

Statements of Operations
Year ended December 31, 2020
	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division (1)	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$2,643,425	$—	$1,466,311	$40,744

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,643,425	—	1,466,311	40,744

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,465,651	—	333,384	(100,746)
Capital gains distributions	3,101,042	—	5,490,140	72,719
Total realized gains (losses) on investments	12,566,693	—	5,823,524	(28,027)

Change in net unrealized appreciation (depreciation)
of investments	11,268,479	27	8,964,580	314,088

Net gains (losses) on investments	26,478,597	27	16,254,415	326,805

Net increase (decrease) in net assets resulting from operations	$26,478,597	$27	$16,254,415	$326,805

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,641,295	$9,254,390
Total assets	2,641,295	9,254,390
Total liabilities	—	—
Net assets	$2,641,295	$9,254,390

Net assets
Applicable to accumulation units	$2,641,295	$9,254,390
Total net assets	$2,641,295	$9,254,390

Investments in shares of mutual funds, at cost	$2,397,287	$6,693,066

Shares of mutual funds owned	120,717	228,843

Accumulation units outstanding	66,734	168,815

Statements of Operations
Year ended December 31, 2020
	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,188	$—

Expenses:
Mortality and expense risks	35	90
Net investment income (loss)	15,153	(90)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	23,286	145,138
Capital gains distributions	131,120	570,330
Total realized gains (losses) on investments	154,406	715,468

Change in net unrealized appreciation (depreciation)
of investments	137,193	2,094,464

Net gains (losses) on investments	306,752	2,809,842

Net increase (decrease) in net assets resulting from operations	$306,752	$2,809,842

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net assets as of January 1, 2019	$1,108,780	$620,862	$1,535,607	$2,023,971
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,579	3,969	13,479	—
Total realized gains (losses) on investments	146,883	28,708	(72,353)	460,297
Change in net unrealized appreciation (depreciation)
of investments	156,088	137,254	298,055	226,461
Net gains (losses) on investments	308,550	169,931	239,181	686,758
Net increase (decrease) in net assets resulting from operations	308,550	169,931	239,181	686,758
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	409,772	87,765	564,301	476,577
Contract terminations and surrenders	(650,547)	(8,002)	(45,910)	(64,134)
Death benefit payments	—	—	(4,914)	—
Policy loan transfers	41,830	(91)	(6,171)	(11,090)
Transfers to other contracts	(390,444)	(72,270)	(730,927)	(638,633)
Cost of insurance and administration charges	(19,096)	(12,866)	(38,497)	(51,894)
Mortality and expenses charges	(2,887)	(1,843)	(4,584)	(6,848)
Surrender charges	28,292	(104)	(331)	(1,084)
Increase (decrease) in net assets from policy related transactions	(583,080)	(7,411)	(267,033)	(297,106)
Total increase (decrease)	(274,530)	162,520	(27,852)	389,652
Net assets as of December 31, 2019	834,250	783,382	1,507,755	2,413,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,282	11,022	31,383	—
Total realized gains (losses) on investments	178,294	115,532	(117,500)	509,160
Change in net unrealized appreciation (depreciation)
of investments	139,815	96,534	204,804	727,886
Net gains (losses) on investments	324,391	223,088	118,687	1,237,046
Net increase (decrease) in net assets resulting from operations	324,391	223,088	118,687	1,237,046
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	426,729	139,075	885,080	996,817
Contract terminations and surrenders	(137,294)	(39,412)	(25,480)	(770,129)
Death benefit payments	—	—	(29,108)	(64,761)
Policy loan transfers	(5,387)	18	(5,620)	(6,096)
Transfers to other contracts	(319,861)	(155,260)	(784,024)	(493,101)
Cost of insurance and administration charges	(17,531)	(15,030)	(32,950)	(48,911)
Mortality and expenses charges	(2,725)	(2,211)	(3,608)	(6,194)
Surrender charges	3,200	1,413	261	21,984
Increase (decrease) in net assets from policy related transactions	(52,869)	(71,407)	4,551	(370,391)
Total increase (decrease)	271,522	151,681	123,238	866,655
Net assets as of December 31, 2020	$1,105,772	$935,063	$1,630,993	$3,280,278

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net assets as of January 1, 2019	$4,262,704	$733,357	$2,765,762	$6,897,421
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,030	—	63,274	142,031
Total realized gains (losses) on investments	449,596	159,652	376,991	628,903
Change in net unrealized appreciation (depreciation)
of investments	417,032	80,139	209,160	853,202
Net gains (losses) on investments	896,658	239,791	649,425	1,624,136
Net increase (decrease) in net assets resulting from operations	896,658	239,791	649,425	1,624,136
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,921,155	171,626	182,898	3,108,790
Contract terminations and surrenders	(305,806)	(97,439)	(109,438)	(853,181)
Death benefit payments	(1,786)	(122)	—	(12,041)
Policy loan transfers	(51,246)	(3,858)	(13,119)	(229,668)
Transfers to other contracts	(1,395,465)	(213,050)	(164,539)	(2,339,527)
Cost of insurance and administration charges	(117,151)	(21,222)	(88,900)	(216,862)
Mortality and expenses charges	(16,739)	(3,536)	(7,682)	(21,369)
Surrender charges	9,448	(1,781)	(123)	20,041
Increase (decrease) in net assets from policy related transactions	42,410	(169,382)	(200,903)	(543,817)
Total increase (decrease)	939,068	70,409	448,522	1,080,319
Net assets as of December 31, 2019	5,201,772	803,766	3,214,284	7,977,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,699	—	58,594	132,079
Total realized gains (losses) on investments	(695,810)	76,530	267,958	144,012
Change in net unrealized appreciation (depreciation)
of investments	708,036	249,774	29,582	530,389
Net gains (losses) on investments	55,925	326,304	356,134	806,480
Net increase (decrease) in net assets resulting from operations	55,925	326,304	356,134	806,480
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,290,187	749,269	227,292	2,292,779
Contract terminations and surrenders	(210,465)	(30,535)	(53,681)	(156,316)
Death benefit payments	—	(502)	(36,980)	(36,516)
Policy loan transfers	(58,283)	117	(6,343)	81,867
Transfers to other contracts	(2,270,881)	(600,302)	(292,000)	(1,789,130)
Cost of insurance and administration charges	(100,451)	(22,238)	(83,280)	(208,689)
Mortality and expenses charges	(13,757)	(3,503)	(7,821)	(20,685)
Surrender charges	2,000	798	(166)	(292)
Increase (decrease) in net assets from policy related transactions	(361,650)	93,104	(252,979)	163,018
Total increase (decrease)	(305,725)	419,408	103,155	969,498
Net assets as of December 31, 2020	$4,896,047	$1,223,174	$3,317,439	$8,947,238

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2019	$1,624,831	$1,080,705	$25,909,475	$1,928,256
Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,511	8,264	542,289	(475)
Total realized gains (losses) on investments	(2,438)	88,976	3,152,277	335,901
Change in net unrealized appreciation (depreciation)
of investments	106,424	274,736	3,376,785	315,235
Net gains (losses) on investments	142,497	371,976	7,071,351	650,661
Net increase (decrease) in net assets resulting from operations	142,497	371,976	7,071,351	650,661
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	198,276	1,557,273	8,866,973	297,597
Contract terminations and surrenders	(68,477)	(219,383)	(1,634,027)	(115,396)
Death benefit payments	—	—	(58,062)	—
Policy loan transfers	(16,150)	(20,081)	(57,043)	(91,381)
Transfers to other contracts	(137,852)	(292,635)	(9,514,127)	(63,597)
Cost of insurance and administration charges	(72,497)	(23,106)	(493,098)	(81,494)
Mortality and expenses charges	(4,752)	(3,448)	(71,493)	(7,244)
Surrender charges	(2,573)	9,048	29,309	(119)
Increase (decrease) in net assets from policy related transactions	(104,025)	1,007,668	(2,931,568)	(61,634)
Total increase (decrease)	38,472	1,379,644	4,139,783	589,027
Net assets as of December 31, 2019	1,663,303	2,460,349	30,049,258	2,517,283

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,598	9,012	416,500	(630)
Total realized gains (losses) on investments	8,705	169,511	(2,087,071)	460,400
Change in net unrealized appreciation (depreciation)
of investments	133,882	136,424	1,342,784	807,339
Net gains (losses) on investments	167,185	314,947	(327,787)	1,267,109
Net increase (decrease) in net assets resulting from operations	167,185	314,947	(327,787)	1,267,109
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,222,638	1,134,476	12,344,485	574,598
Contract terminations and surrenders	(43,557)	(660,486)	(705,920)	(68,051)
Death benefit payments	—	—	(36,228)	(7,637)
Policy loan transfers	33,162	(4,324)	(47,047)	11,420
Transfers to other contracts	(465,290)	(1,855,774)	(15,024,907)	(443,811)
Cost of insurance and administration charges	(69,675)	(25,193)	(419,563)	(83,967)
Mortality and expenses charges	(3,964)	(4,076)	(59,819)	(8,142)
Surrender charges	(2,185)	4,536	11,982	(190)
Increase (decrease) in net assets from policy related transactions	671,129	(1,410,841)	(3,937,017)	(25,780)
Total increase (decrease)	838,314	(1,095,894)	(4,264,804)	1,241,329
Net assets as of December 31, 2020	$2,501,617	$1,364,455	$25,784,454	$3,758,612

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Net assets as of January 1, 2019	$5,269,878	$26,516,991	$8,979,859	$722,313
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	560,252	251,329	20,655
Total realized gains (losses) on investments	791,420	3,180,010	663,911	852
Change in net unrealized appreciation (depreciation)
of investments	969,335	3,057,477	1,226,115	60,906
Net gains (losses) on investments	1,760,755	6,797,739	2,141,355	82,413
Net increase (decrease) in net assets resulting from operations	1,760,755	6,797,739	2,141,355	82,413
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,011,443	3,323,402	6,207,490	747,118
Contract terminations and surrenders	(91,737)	(1,244,756)	(394,819)	(496)
Death benefit payments	(1,810)	(26,814)	(7,447)	—
Policy loan transfers	(38,039)	(526,136)	(113,911)	(20,019)
Transfers to other contracts	(1,540,768)	(4,481,417)	(2,871,219)	(118,704)
Cost of insurance and administration charges	(102,621)	(499,266)	(277,173)	(15,910)
Mortality and expenses charges	(7,880)	(51,922)	(33,000)	(2,214)
Surrender charges	(277)	5,689	1,495	22
Increase (decrease) in net assets from policy related transactions	(771,689)	(3,501,220)	2,511,416	589,797
Total increase (decrease)	989,066	3,296,519	4,652,771	672,210
Net assets as of December 31, 2019	6,258,944	29,813,510	13,632,630	1,394,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	471,281	236,015	24,006
Total realized gains (losses) on investments	1,354,068	858,812	(567,569)	68,092
Change in net unrealized appreciation (depreciation)
of investments	1,606,206	(2,183,593)	1,711,380	60,045
Net gains (losses) on investments	2,960,274	(853,500)	1,379,826	152,143
Net increase (decrease) in net assets resulting from operations	2,960,274	(853,500)	1,379,826	152,143
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,315,725	4,026,149	7,654,339	1,716,649
Contract terminations and surrenders	(316,605)	(643,217)	(382,528)	(32,855)
Death benefit payments	(1,842)	(21,504)	(30,875)	(837)
Policy loan transfers	(24,033)	(220,647)	116,404	(24,719)
Transfers to other contracts	(2,460,183)	(7,920,488)	(6,318,328)	(945,664)
Cost of insurance and administration charges	(109,206)	(445,945)	(295,760)	(22,502)
Mortality and expenses charges	(8,479)	(44,524)	(37,007)	(3,293)
Surrender charges	(547)	5,672	8,693	1,178
Increase (decrease) in net assets from policy related transactions	(605,170)	(5,264,504)	714,938	687,957
Total increase (decrease)	2,355,104	(6,118,004)	2,094,764	840,100
Net assets as of December 31, 2020	$8,614,048	$23,695,506	$15,727,394	$2,234,623

(1) Represented the operations of American Funds Insurance Series Global Bond Fund Class 2 Division until June 5, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net assets as of January 1, 2019	$495,502	$9,557,909	$13,766,165	$9,062,478
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,783	94,780	302,756	132,484
Total realized gains (losses) on investments	43,790	1,312,460	132,230	648,382
Change in net unrealized appreciation (depreciation)
of investments	108,083	1,829,087	3,208,071	2,298,648
Net gains (losses) on investments	167,656	3,236,327	3,643,057	3,079,514
Net increase (decrease) in net assets resulting from operations	167,656	3,236,327	3,643,057	3,079,514
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,333,093	7,441,607	15,443,043	8,254,615
Contract terminations and surrenders	—	(301,437)	(268,247)	(818,912)
Death benefit payments	—	(36,245)	(21,093)	(20,814)
Policy loan transfers	150	79,145	136,014	(34,580)
Transfers to other contracts	(3,597,298)	(5,508,220)	(9,516,708)	(3,575,399)
Cost of insurance and administration charges	(13,737)	(240,993)	(334,813)	(217,500)
Mortality and expenses charges	(1,656)	(31,515)	(44,206)	(28,320)
Surrender charges	—	5,944	8,828	33,751
Increase (decrease) in net assets from policy related transactions	720,552	1,408,286	5,402,818	3,592,841
Total increase (decrease)	888,208	4,644,613	9,045,875	6,672,355
Net assets as of December 31, 2019	1,383,710	14,202,522	22,812,040	15,734,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,709	54,119	129,504	11,069
Total realized gains (losses) on investments	115,719	1,156,066	(510,917)	249,541
Change in net unrealized appreciation (depreciation)
of investments	37,485	6,489,344	2,998,811	3,249,693
Net gains (losses) on investments	169,913	7,699,529	2,617,398	3,510,303
Net increase (decrease) in net assets resulting from operations	169,913	7,699,529	2,617,398	3,510,303
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,303,518	15,258,201	12,057,106	9,707,194
Contract terminations and surrenders	(516,199)	(1,026,820)	(690,805)	(422,360)
Death benefit payments	—	(12,311)	(217,803)	(53,369)
Policy loan transfers	150	(30,740)	(79,258)	(29,142)
Transfers to other contracts	(4,642,709)	(12,822,018)	(13,798,903)	(8,624,103)
Cost of insurance and administration charges	(33,201)	(302,550)	(336,713)	(244,200)
Mortality and expenses charges	(4,005)	(40,156)	(46,076)	(33,028)
Surrender charges	(85)	33,595	9,720	9,329
Increase (decrease) in net assets from policy related transactions	107,469	1,057,201	(3,102,732)	310,321
Total increase (decrease)	277,382	8,756,730	(485,334)	3,820,624
Net assets as of December 31, 2020	$1,661,092	$22,959,252	$22,326,706	$19,555,457

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	BNY Mellon Sustainable U.S. Equity Service Shares Division	BNY Mellon VIF Appreciation Service Shares Division

Net assets as of January 1, 2019	$200,208	$2,956,117	$407,707	$3,347,756
Increase (decrease) in net assets
Operations:
Net investment income (loss)	866	—	6,195	36,895
Total realized gains (losses) on investments	(5,030)	407,684	8,075	306,176
Change in net unrealized appreciation (depreciation)
of investments	47,955	313,864	121,900	861,333
Net gains (losses) on investments	43,791	721,548	136,170	1,204,404
Net increase (decrease) in net assets resulting from operations	43,791	721,548	136,170	1,204,404
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	138,236	1,700,307	117,206	796,820
Contract terminations and surrenders	(2,378)	(229,504)	(99,527)	(240,862)
Death benefit payments	—	—	—	—
Policy loan transfers	(19,821)	16,951	(78)	(330)
Transfers to other contracts	(81,683)	(1,518,530)	(73,479)	(640,786)
Cost of insurance and administration charges	(5,419)	(72,482)	(9,324)	(54,418)
Mortality and expenses charges	(586)	(11,111)	(1,648)	(9,801)
Surrender charges	103	9,534	895	9,732
Increase (decrease) in net assets from policy related transactions	28,452	(104,835)	(65,955)	(139,645)
Total increase (decrease)	72,243	616,713	70,215	1,064,759
Net assets as of December 31, 2019	272,451	3,572,830	477,922	4,412,515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,351	2,538	4,213	18,839
Total realized gains (losses) on investments	(7,123)	585,918	26,163	295,531
Change in net unrealized appreciation (depreciation)
of investments	35,320	1,767,723	98,838	423,683
Net gains (losses) on investments	29,548	2,356,179	129,214	738,053
Net increase (decrease) in net assets resulting from operations	29,548	2,356,179	129,214	738,053
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	66,540	2,830,817	204,129	1,202,361
Contract terminations and surrenders	(1,781)	(219,570)	(1,942)	(389,343)
Death benefit payments	—	(2,271)	—	—
Policy loan transfers	(66)	(21,738)	(6,531)	(353)
Transfers to other contracts	(75,692)	(2,325,076)	(138,161)	(1,995,779)
Cost of insurance and administration charges	(5,958)	(89,429)	(10,815)	(55,626)
Mortality and expenses charges	(603)	(13,836)	(1,849)	(10,621)
Surrender charges	(21)	5,653	19	5,548
Increase (decrease) in net assets from policy related transactions	(17,581)	164,550	44,850	(1,243,813)
Total increase (decrease)	11,967	2,520,729	174,064	(505,760)
Net assets as of December 31, 2020	$284,418	$6,093,559	$651,986	$3,906,755

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BNY Mellon VIF Opportunistic Small Cap Service Shares Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division

Net assets as of January 1, 2019	$4,520,311	$10,787,364	$4,307,382	$2,238,393
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	371,791	179,639	85,971
Total realized gains (losses) on investments	754,124	45,044	75,062	9,554
Change in net unrealized appreciation (depreciation)
of investments	171,624	570,388	825,863	127,506
Net gains (losses) on investments	925,748	987,223	1,080,564	223,031
Net increase (decrease) in net assets resulting from operations	925,748	987,223	1,080,564	223,031
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	613,537	10,431,740	3,163,290	1,106,960
Contract terminations and surrenders	(141,155)	(100,293)	(397,016)	(365,866)
Death benefit payments	(3,470)	—	(6,480)	—
Policy loan transfers	(46,032)	(200,496)	2,202	(4,175)
Transfers to other contracts	(945,335)	(4,735,152)	(493,814)	(408,083)
Cost of insurance and administration charges	(149,258)	(224,740)	(101,570)	(69,749)
Mortality and expenses charges	(6,392)	(34,918)	(14,130)	(8,180)
Surrender charges	(499)	3,960	16,873	12,618
Increase (decrease) in net assets from policy related transactions	(678,604)	5,140,101	2,169,355	263,525
Total increase (decrease)	247,144	6,127,324	3,249,919	486,556
Net assets as of December 31, 2019	4,767,455	16,914,688	7,557,301	2,724,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,375	761,855	268,063	92,969
Total realized gains (losses) on investments	42,972	942,293	50,100	90,265
Change in net unrealized appreciation (depreciation)
of investments	839,518	(301,912)	386,710	36,559
Net gains (losses) on investments	899,865	1,402,236	704,873	219,793
Net increase (decrease) in net assets resulting from operations	899,865	1,402,236	704,873	219,793
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	469,525	39,009,448	3,239,126	2,133,211
Contract terminations and surrenders	(218,262)	(687,216)	(85,746)	(45,017)
Death benefit payments	(1,971)	(259)	(1,367)	—
Policy loan transfers	(10,094)	197,936	(3,369)	1,998
Transfers to other contracts	(428,922)	(26,239,208)	(1,381,125)	(1,315,287)
Cost of insurance and administration charges	(138,480)	(387,285)	(123,365)	(75,967)
Mortality and expenses charges	(5,650)	(59,660)	(17,773)	(8,459)
Surrender charges	(382)	9,717	2,697	(150)
Increase (decrease) in net assets from policy related transactions	(334,236)	11,843,473	1,629,078	690,329
Total increase (decrease)	565,629	13,245,709	2,333,951	910,122
Net assets as of December 31, 2020	$5,333,084	$30,160,397	$9,891,252	$3,635,071

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division

Net assets as of January 1, 2019	$25,714,696	$1,460,906	$1,731,052	$351,051
Increase (decrease) in net assets
Operations:
Net investment income (loss)	274,623	28,858	24,695	2,164
Total realized gains (losses) on investments	2,607,947	175,872	173,828	15,350
Change in net unrealized appreciation (depreciation)
of investments	3,569,304	246,789	251,984	95,441
Net gains (losses) on investments	6,451,874	451,519	450,507	112,955
Net increase (decrease) in net assets resulting from operations	6,451,874	451,519	450,507	112,955
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	19,734,986	288,495	392,218	194,576
Contract terminations and surrenders	(978,723)	(23,448)	(53,629)	(13,399)
Death benefit payments	(38,274)	—	—	—
Policy loan transfers	91,708	390	(7,216)	(8,350)
Transfers to other contracts	(17,298,059)	(361,974)	(135,344)	(231,238)
Cost of insurance and administration charges	(454,667)	(39,880)	(72,413)	(10,378)
Mortality and expenses charges	(63,954)	(2,138)	(4,953)	(1,165)
Surrender charges	31,476	(1,930)	(4,583)	166
Increase (decrease) in net assets from policy related transactions	1,024,493	(140,485)	114,080	(69,788)
Total increase (decrease)	7,476,367	311,034	564,587	43,167
Net assets as of December 31, 2019	33,191,063	1,771,940	2,295,639	394,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301,793	33,999	25,815	1,018
Total realized gains (losses) on investments	108,337	115,576	69,733	13,623
Change in net unrealized appreciation (depreciation)
of investments	4,696,452	227,751	180,860	43,163
Net gains (losses) on investments	5,106,582	377,326	276,408	57,804
Net increase (decrease) in net assets resulting from operations	5,106,582	377,326	276,408	57,804
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	29,114,633	690,956	221,997	136,818
Contract terminations and surrenders	(1,133,198)	(43,216)	(42,514)	(70,092)
Death benefit payments	(32,749)	(11,465)	(23,549)	—
Policy loan transfers	(223,404)	3,918	(4,383)	286
Transfers to other contracts	(29,334,207)	(206,731)	(242,071)	(68,083)
Cost of insurance and administration charges	(432,072)	(44,608)	(67,511)	(8,997)
Mortality and expenses charges	(59,691)	(2,693)	(3,374)	(912)
Surrender charges	33,933	(3,822)	(1,512)	428
Increase (decrease) in net assets from policy related transactions	(2,066,755)	382,339	(162,917)	(10,552)
Total increase (decrease)	3,039,827	759,665	113,491	47,252
Net assets as of December 31, 2020	$36,230,890	$2,531,605	$2,409,130	$441,470

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division

Net assets as of January 1, 2019	$15,922,575	$101,464,873	$700,038	$17,921,292
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,836,264	42,664	156,689
Total realized gains (losses) on investments	3,437,135	(105,646)	(10,097)	1,514,071
Change in net unrealized appreciation (depreciation)
of investments	891,729	6,847,986	76,095	3,227,811
Net gains (losses) on investments	4,328,864	10,578,604	108,662	4,898,571
Net increase (decrease) in net assets resulting from operations	4,328,864	10,578,604	108,662	4,898,571
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,774,364	44,761,174	304,928	3,753,346
Contract terminations and surrenders	(1,090,129)	(2,923,624)	(63,248)	(827,852)
Death benefit payments	(20,785)	(582,442)	—	(8,741)
Policy loan transfers	682	16,076	8,878	(4,894)
Transfers to other contracts	(8,387,230)	(22,600,496)	(324,145)	(3,988,495)
Cost of insurance and administration charges	(263,849)	(2,204,662)	(12,277)	(298,130)
Mortality and expenses charges	(39,752)	(216,525)	(1,708)	(38,922)
Surrender charges	40,502	20,837	2,751	25,898
Increase (decrease) in net assets from policy related transactions	13,803	16,270,338	(84,821)	(1,387,790)
Total increase (decrease)	4,342,667	26,848,942	23,841	3,510,781
Net assets as of December 31, 2019	20,265,242	128,313,815	723,879	21,432,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,932,314	43,949	176,313
Total realized gains (losses) on investments	1,870,066	3,024,198	(4,778)	(728,843)
Change in net unrealized appreciation (depreciation)
of investments	6,630,237	3,954,657	34,559	(426,309)
Net gains (losses) on investments	8,500,303	11,911,169	73,730	(978,839)
Net increase (decrease) in net assets resulting from operations	8,500,303	11,911,169	73,730	(978,839)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	17,212,431	63,650,858	428,964	5,618,355
Contract terminations and surrenders	(443,675)	(8,062,259)	(41,673)	(1,230,645)
Death benefit payments	(1,109)	(567,549)	—	(34,418)
Policy loan transfers	(36,921)	(76,957)	(1,545)	18,509
Transfers to other contracts	(15,759,525)	(69,489,885)	(173,588)	(6,134,994)
Cost of insurance and administration charges	(303,846)	(2,217,962)	(12,749)	(261,390)
Mortality and expenses charges	(47,006)	(235,203)	(1,816)	(31,862)
Surrender charges	15,359	13,138	1,040	31,994
Increase (decrease) in net assets from policy related transactions	635,708	(16,985,819)	198,633	(2,024,451)
Total increase (decrease)	9,136,011	(5,074,650)	272,363	(3,003,290)
Net assets as of December 31, 2020	$29,401,253	$123,239,165	$996,242	$18,428,783

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division

Net assets as of January 1, 2019	$2,161,224	$13,871,387	$133,726,360	$867,179
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,563	303,329	2,401,785	32,252
Total realized gains (losses) on investments	(31,179)	670,717	9,885,134	(10,993)
Change in net unrealized appreciation (depreciation)
of investments	649,687	1,516,348	17,415,934	89,205
Net gains (losses) on investments	626,071	2,490,394	29,702,853	110,464
Net increase (decrease) in net assets resulting from operations	626,071	2,490,394	29,702,853	110,464
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	328,877	1,349,034	25,590,582	142,199
Contract terminations and surrenders	(102,633)	(707,330)	(6,050,521)	(5,373)
Death benefit payments	(3,867)	(129,527)	(579,632)	—
Policy loan transfers	(11,943)	97,580	(495,681)	(74)
Transfers to other contracts	(382,761)	(488,975)	(20,686,533)	(642,285)
Cost of insurance and administration charges	(88,657)	(692,088)	(3,707,690)	(13,395)
Mortality and expenses charges	(5,757)	(44,783)	(318,096)	(1,872)
Surrender charges	(2,456)	(1,391)	24,598	207
Increase (decrease) in net assets from policy related transactions	(269,197)	(617,480)	(6,222,973)	(520,593)
Total increase (decrease)	356,874	1,872,914	23,479,880	(410,129)
Net assets as of December 31, 2019	2,518,098	15,744,301	157,206,240	457,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,239	356,236	3,846,120	9,350
Total realized gains (losses) on investments	(198,856)	624,523	2,124,937	(156)
Change in net unrealized appreciation (depreciation)
of investments	385,880	965,871	18,787,549	10,794
Net gains (losses) on investments	193,263	1,946,630	24,758,606	19,988
Net increase (decrease) in net assets resulting from operations	193,263	1,946,630	24,758,606	19,988
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	306,948	1,586,919	38,531,005	124,809
Contract terminations and surrenders	(29,564)	(741,289)	(7,403,277)	(60,162)
Death benefit payments	(37,952)	(37,804)	(396,155)	—
Policy loan transfers	(19,610)	160,088	(219,517)	(234)
Transfers to other contracts	(563,662)	(741,049)	(29,360,571)	(121,844)
Cost of insurance and administration charges	(82,379)	(694,179)	(3,573,809)	(5,867)
Mortality and expenses charges	(4,897)	(48,461)	(313,541)	(896)
Surrender charges	(824)	(2,557)	43,245	1,363
Increase (decrease) in net assets from policy related transactions	(431,940)	(518,332)	(2,692,620)	(62,831)
Total increase (decrease)	(238,677)	1,428,298	22,065,986	(42,843)
Net assets as of December 31, 2020	$2,279,421	$17,172,599	$179,272,226	$414,207

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division

Net assets as of January 1, 2019	$1,638,580	$116,985,112	$2,214,127	$59,772,714
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,438	2,489,967	20,384	304,063
Total realized gains (losses) on investments	(33,245)	7,485,698	23,489	9,676,960
Change in net unrealized appreciation (depreciation)
of investments	338,766	23,172,164	255,002	8,093,931
Net gains (losses) on investments	311,959	33,147,829	298,875	18,074,954
Net increase (decrease) in net assets resulting from operations	311,959	33,147,829	298,875	18,074,954
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	325,462	20,670,310	290,096	3,205,609
Contract terminations and surrenders	(102,941)	(7,140,275)	(31,270)	(4,028,913)
Death benefit payments	(10,504)	(621,350)	—	(917,571)
Policy loan transfers	20,429	(65,139)	77,966	(7,764)
Transfers to other contracts	(601,074)	(15,531,439)	(1,491,515)	(2,886,916)
Cost of insurance and administration charges	(37,930)	(3,428,371)	(23,320)	(1,762,666)
Mortality and expenses charges	(4,754)	(287,229)	(4,944)	(149,992)
Surrender charges	920	92,329	—	(3,374)
Increase (decrease) in net assets from policy related transactions	(410,392)	(6,311,164)	(1,182,987)	(6,551,587)
Total increase (decrease)	(98,433)	26,836,665	(884,112)	11,523,367
Net assets as of December 31, 2019	1,540,147	143,821,777	1,330,015	71,296,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,731	2,561,991	14,144	185,041
Total realized gains (losses) on investments	(48,175)	5,506,821	(10,668)	3,042,483
Change in net unrealized appreciation (depreciation)
of investments	21,894	(3,011,886)	129,377	17,514,424
Net gains (losses) on investments	(11,550)	5,056,926	132,853	20,741,948
Net increase (decrease) in net assets resulting from operations	(11,550)	5,056,926	132,853	20,741,948
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	362,834	27,207,647	133,818	3,647,416
Contract terminations and surrenders	(38,143)	(6,333,663)	(59,356)	(3,202,341)
Death benefit payments	(12,053)	(590,095)	—	(315,627)
Policy loan transfers	(1,569)	(188,633)	(11,364)	(160,539)
Transfers to other contracts	(264,461)	(40,457,282)	(321,475)	(3,783,169)
Cost of insurance and administration charges	(32,632)	(3,278,210)	(20,586)	(1,730,024)
Mortality and expenses charges	(3,773)	(287,483)	(4,665)	(160,780)
Surrender charges	(2,393)	85,236	(2)	(12,480)
Increase (decrease) in net assets from policy related transactions	7,810	(23,842,483)	(283,630)	(5,717,544)
Total increase (decrease)	(3,740)	(18,785,557)	(150,777)	15,024,403
Net assets as of December 31, 2020	$1,536,407	$125,036,220	$1,179,238	$86,320,484

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)

Net assets as of January 1, 2019	$81,618,923	$19,319,560	$19,947,821	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	187,007	420,801	419,921	48
Total realized gains (losses) on investments	10,960,742	1,992,210	1,575,561	136
Change in net unrealized appreciation (depreciation)
of investments	12,635,092	2,634,883	3,379,374	121
Net gains (losses) on investments	23,782,841	5,047,894	5,374,856	305
Net increase (decrease) in net assets resulting from operations	23,782,841	5,047,894	5,374,856	305
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,593,720	1,402,792	2,675,966	5,641
Contract terminations and surrenders	(3,435,203)	(1,272,977)	(932,160)	—
Death benefit payments	(457,180)	(212,558)	(58,878)	—
Policy loan transfers	(375,555)	(4,917)	(225,323)	—
Transfers to other contracts	(18,686,179)	(1,125,490)	(1,293,766)	(39)
Cost of insurance and administration charges	(1,710,780)	(638,211)	(591,307)	(189)
Mortality and expenses charges	(193,883)	(53,789)	(42,524)	—
Surrender charges	(7,320)	(1,133)	(4,410)	—
Increase (decrease) in net assets from policy related transactions	(15,272,380)	(1,906,283)	(472,402)	5,413
Total increase (decrease)	8,510,461	3,141,611	4,902,454	5,718
Net assets as of December 31, 2019	90,129,384	22,461,171	24,850,275	5,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,696	356,902	345,910	805
Total realized gains (losses) on investments	6,615,439	1,146,792	1,246,810	(191)
Change in net unrealized appreciation (depreciation)
of investments	18,259,821	(337,394)	(348,405)	16,590
Net gains (losses) on investments	24,948,956	1,166,300	1,244,315	17,204
Net increase (decrease) in net assets resulting from operations	24,948,956	1,166,300	1,244,315	17,204
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,358,674	1,182,515	3,406,216	60,596
Contract terminations and surrenders	(4,679,062)	(1,067,403)	(1,872,249)	—
Death benefit payments	(114,986)	(127,652)	(18,301)	—
Policy loan transfers	(307,014)	(41,245)	(181,840)	—
Transfers to other contracts	(23,513,785)	(992,831)	(3,800,800)	(2,171)
Cost of insurance and administration charges	(1,671,597)	(609,441)	(577,125)	(1,252)
Mortality and expenses charges	(182,137)	(55,780)	(39,867)	(155)
Surrender charges	(1,638)	(4,322)	397	—
Increase (decrease) in net assets from policy related transactions	(12,111,545)	(1,716,159)	(3,083,569)	57,018
Total increase (decrease)	12,837,411	(549,859)	(1,839,254)	74,222
Net assets as of December 31, 2020	$102,966,795	$21,911,312	$23,011,021	$79,940

(1) Commenced operations June 7, 2019.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division

Net assets as of January 1, 2019	$245,549,680	$17,547,036	$4,763,325	$19,300,223
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,083,690	10,460	256,850	1,115,653
Total realized gains (losses) on investments	—	2,435,238	(85,683)	(46,184)
Change in net unrealized appreciation (depreciation)
of investments	—	3,181,297	526,813	1,705,540
Net gains (losses) on investments	5,083,690	5,626,995	697,980	2,775,009
Net increase (decrease) in net assets resulting from operations	5,083,690	5,626,995	697,980	2,775,009
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	315,899,793	2,544,003	688,676	8,232,491
Contract terminations and surrenders	(53,402,331)	(1,582,059)	(312,836)	(1,252,052)
Death benefit payments	(298,223)	(263,570)	(45,362)	(2,560)
Policy loan transfers	(2,520,684)	40,332	(84,081)	(93,770)
Transfers to other contracts	(232,055,639)	(3,974,669)	(492,277)	(6,607,516)
Cost of insurance and administration charges	(7,516,030)	(472,480)	(169,661)	(370,610)
Mortality and expenses charges	(858,674)	(50,629)	(14,199)	(46,938)
Surrender charges	984,264	(1,382)	(259)	7,492
Increase (decrease) in net assets from policy related transactions	20,232,476	(3,760,454)	(429,999)	(133,463)
Total increase (decrease)	25,316,166	1,866,541	267,981	2,641,546
Net assets as of December 31, 2019	270,865,846	19,413,577	5,031,306	21,941,769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743,510	7,467	234,426	919,470
Total realized gains (losses) on investments	—	3,559,061	(76,128)	(1,073,875)
Change in net unrealized appreciation (depreciation)
of investments	—	3,991,110	(51,463)	(31,366)
Net gains (losses) on investments	743,510	7,557,638	106,835	(185,771)
Net increase (decrease) in net assets resulting from operations	743,510	7,557,638	106,835	(185,771)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	398,311,831	4,224,336	573,800	10,186,775
Contract terminations and surrenders	(27,116,793)	(2,570,138)	(174,568)	(1,382,001)
Death benefit payments	(305,085)	—	(3,885)	(163,377)
Policy loan transfers	809,428	(62,839)	(18,586)	(221,573)
Transfers to other contracts	(252,436,314)	(5,191,760)	(479,430)	(11,530,067)
Cost of insurance and administration charges	(8,531,891)	(417,999)	(157,146)	(359,096)
Mortality and expenses charges	(1,055,024)	(41,975)	(14,167)	(43,443)
Surrender charges	293,992	(1,098)	(643)	1,214
Increase (decrease) in net assets from policy related transactions	109,970,144	(4,061,473)	(274,625)	(3,511,568)
Total increase (decrease)	110,713,654	3,496,165	(167,790)	(3,697,339)
Net assets as of December 31, 2020	$381,579,500	$22,909,742	$4,863,516	$18,244,430

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division (1)

Net assets as of January 1, 2019	$—	$33,037,256	$931,258	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,711	218,852	131,337	2,888
Total realized gains (losses) on investments	2,943	3,358,657	39,104	702
Change in net unrealized appreciation (depreciation)
of investments	34,292	3,645,678	68,245	9,976
Net gains (losses) on investments	48,946	7,223,187	238,686	13,566
Net increase (decrease) in net assets resulting from operations	48,946	7,223,187	238,686	13,566
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	683,956	10,024,382	3,991,481	308,141
Contract terminations and surrenders	—	(2,488,819)	(111,959)	—
Death benefit payments	—	(88,425)	(3,049)	—
Policy loan transfers	270	(530,581)	(11,151)	1,981
Transfers to other contracts	(163,775)	(13,182,208)	(715,834)	(2,010)
Cost of insurance and administration charges	(3,954)	(767,603)	(56,536)	(1,210)
Mortality and expenses charges	(490)	(88,525)	(8,537)	(110)
Surrender charges	—	(5,869)	4,869	—
Increase (decrease) in net assets from policy related transactions	516,007	(7,127,648)	3,089,284	306,792
Total increase (decrease)	564,953	95,539	3,327,970	320,358
Net assets as of December 31, 2019	564,953	33,132,795	4,259,228	320,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,206	109,810	138,960	9,666
Total realized gains (losses) on investments	(23,020)	(1,774,613)	24,568	(26,914)
Change in net unrealized appreciation (depreciation)
of investments	100,866	6,321,777	95,794	94,640
Net gains (losses) on investments	90,052	4,656,974	259,322	77,392
Net increase (decrease) in net assets resulting from operations	90,052	4,656,974	259,322	77,392
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	598,349	9,598,111	1,701,106	976,027
Contract terminations and surrenders	(74,094)	(3,340,142)	(53,995)	(158,226)
Death benefit payments	(1,053)	(50,555)	—	—
Policy loan transfers	(218)	(34,282)	9,530	42,052
Transfers to other contracts	(143,950)	(11,284,593)	(1,203,061)	(363,013)
Cost of insurance and administration charges	(14,785)	(639,751)	(74,510)	(6,178)
Mortality and expenses charges	(1,871)	(69,123)	(11,632)	(431)
Surrender charges	133	7,341	1,936	(297)
Increase (decrease) in net assets from policy related transactions	362,511	(5,812,994)	369,374	489,934
Total increase (decrease)	452,563	(1,156,020)	628,696	567,326
Net assets as of December 31, 2020	$1,017,516	$31,976,775	$4,887,924	$887,684

(1) Commenced operations June 7, 2019.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division

Net assets as of January 1, 2019	$15,105,607	$17,338,427	$10,088,667	$18,767,850
Increase (decrease) in net assets
Operations:
Net investment income (loss)	806,672	210,847	206,845	265,050
Total realized gains (losses) on investments	545,414	987,802	934,074	3,690,684
Change in net unrealized appreciation (depreciation)
of investments	1,037,345	2,206,337	1,135,741	1,352,102
Net gains (losses) on investments	2,389,431	3,404,986	2,276,660	5,307,836
Net increase (decrease) in net assets resulting from operations	2,389,431	3,404,986	2,276,660	5,307,836
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,659,971	3,703,148	1,371,571	3,267,065
Contract terminations and surrenders	(807,503)	(1,349,984)	(719,219)	(1,477,642)
Death benefit payments	(25,641)	(10,778)	(15,381)	(21,957)
Policy loan transfers	(82,022)	(93,924)	2,981	(26,379)
Transfers to other contracts	(3,188,847)	(8,412,936)	(772,817)	(4,103,949)
Cost of insurance and administration charges	(240,746)	(286,916)	(146,168)	(389,295)
Mortality and expenses charges	(42,486)	(44,644)	(26,290)	(56,806)
Surrender charges	24,559	11,307	8,125	30,670
Increase (decrease) in net assets from policy related transactions	297,285	(6,484,727)	(297,198)	(2,778,293)
Total increase (decrease)	2,686,716	(3,079,741)	1,979,462	2,529,543
Net assets as of December 31, 2019	17,792,323	14,258,686	12,068,129	21,297,393

Increase (decrease) in net assets
Operations:
Net investment income (loss)	813,721	212,055	275,836	250,104
Total realized gains (losses) on investments	(609,632)	(1,426,802)	24,489	1,172,266
Change in net unrealized appreciation (depreciation)
of investments	(595,877)	78,318	(850,006)	1,440,491
Net gains (losses) on investments	(391,788)	(1,136,429)	(549,681)	2,862,861
Net increase (decrease) in net assets resulting from operations	(391,788)	(1,136,429)	(549,681)	2,862,861
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,596,997	2,504,087	1,470,958	5,416,621
Contract terminations and surrenders	(982,852)	(1,029,405)	(274,466)	(1,523,110)
Death benefit payments	(14,502)	(43,660)	(15,700)	(36,068)
Policy loan transfers	52,383	(2,402)	(15,311)	(10,923)
Transfers to other contracts	(7,501,329)	(4,548,519)	(1,541,182)	(6,298,196)
Cost of insurance and administration charges	(240,590)	(209,821)	(122,111)	(378,308)
Mortality and expenses charges	(41,860)	(31,346)	(21,711)	(54,955)
Surrender charges	6,526	9,370	1,778	24,444
Increase (decrease) in net assets from policy related transactions	(4,125,227)	(3,351,696)	(517,745)	(2,860,495)
Total increase (decrease)	(4,517,015)	(4,488,125)	(1,067,426)	2,366
Net assets as of December 31, 2020	$13,275,308	$9,770,561	$11,000,703	$21,299,759

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

Net assets as of January 1, 2019	$15,617,356	$17,840,837	$1,453,268	$1,529,584
Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,855	827,857	43,853	8,601
Total realized gains (losses) on investments	1,804,337	76,262	(12,883)	(149,936)
Change in net unrealized appreciation (depreciation)
of investments	1,986,123	430,453	39,215	518,277
Net gains (losses) on investments	3,977,315	1,334,572	70,185	376,942
Net increase (decrease) in net assets resulting from operations	3,977,315	1,334,572	70,185	376,942
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,264,621	8,871,888	224,985	667,751
Contract terminations and surrenders	(1,239,248)	(194,822)	(2,555)	(52,054)
Death benefit payments	(26,955)	(7,010)	(33,770)	—
Policy loan transfers	(44,129)	(53,386)	(15,896)	(51,950)
Transfers to other contracts	(5,110,917)	(9,892,767)	(1,258,457)	(624,663)
Cost of insurance and administration charges	(282,858)	(332,172)	(17,189)	(12,250)
Mortality and expenses charges	(47,642)	(48,486)	(2,441)	(2,419)
Surrender charges	26,919	5,841	85	—
Increase (decrease) in net assets from policy related transactions	(1,460,209)	(1,650,914)	(1,105,238)	(75,585)
Total increase (decrease)	2,517,106	(316,342)	(1,035,053)	301,357
Net assets as of December 31, 2019	18,134,462	17,524,495	418,215	1,830,941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	216,152	807,157	23,339	3,330
Total realized gains (losses) on investments	(2,171,940)	(496,266)	9,960	(173,504)
Change in net unrealized appreciation (depreciation)
of investments	2,233,240	186,807	(15,731)	377,257
Net gains (losses) on investments	277,452	497,698	17,568	207,083
Net increase (decrease) in net assets resulting from operations	277,452	497,698	17,568	207,083
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,879,752	7,578,564	344,729	1,365,820
Contract terminations and surrenders	(832,029)	(337,258)	(49)	(69,172)
Death benefit payments	(5,950)	(84,198)	—	—
Policy loan transfers	(41,794)	(14,437)	(17,759)	573
Transfers to other contracts	(9,630,906)	(6,930,913)	(406,317)	(1,534,021)
Cost of insurance and administration charges	(230,769)	(342,473)	(5,541)	(10,810)
Mortality and expenses charges	(38,411)	(51,187)	(935)	(2,096)
Surrender charges	21,514	4,088	2	(7)
Increase (decrease) in net assets from policy related transactions	(1,878,593)	(177,814)	(85,870)	(249,713)
Total increase (decrease)	(1,601,141)	319,884	(68,302)	(42,630)
Net assets as of December 31, 2020	$16,533,321	$17,844,379	$349,913	$1,788,311

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division

Net assets as of January 1, 2019	$42,914,689	$39,874,076	$2,267,291	$2,078,459
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,431,462	378,335	(199)	—
Total realized gains (losses) on investments	(588,062)	2,029,716	465,073	453,992
Change in net unrealized appreciation (depreciation)
of investments	2,150,651	4,256,549	349,505	300,256
Net gains (losses) on investments	2,994,051	6,664,600	814,379	754,248
Net increase (decrease) in net assets resulting from operations	2,994,051	6,664,600	814,379	754,248
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	23,666,126	9,174,195	148,473	195,443
Contract terminations and surrenders	(3,121,866)	(2,047,688)	(69,091)	(108,526)
Death benefit payments	(159,045)	(329,812)	—	—
Policy loan transfers	(441,352)	(76,677)	(614)	(13,093)
Transfers to other contracts	(10,443,084)	(8,194,491)	(211,959)	(74,516)
Cost of insurance and administration charges	(1,389,076)	(1,393,350)	(60,663)	(68,813)
Mortality and expenses charges	(137,730)	(108,975)	(5,797)	(5,138)
Surrender charges	58,418	(10,573)	(79)	(421)
Increase (decrease) in net assets from policy related transactions	8,032,391	(2,987,371)	(199,730)	(75,064)
Total increase (decrease)	11,026,442	3,677,229	614,649	679,184
Net assets as of December 31, 2019	53,941,131	43,551,305	2,881,940	2,757,643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,560,532	949,156	2,137	—
Total realized gains (losses) on investments	(41,412)	(474,823)	391,358	446,552
Change in net unrealized appreciation (depreciation)
of investments	124,802	6,703,309	801,155	649,628
Net gains (losses) on investments	1,643,922	7,177,642	1,194,650	1,096,180
Net increase (decrease) in net assets resulting from operations	1,643,922	7,177,642	1,194,650	1,096,180
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	35,253,753	8,233,967	366,958	620,205
Contract terminations and surrenders	(3,973,831)	(2,269,326)	(59,826)	(98,961)
Death benefit payments	(115,532)	(83,537)	(19,523)	—
Policy loan transfers	(338,528)	(121,521)	9,855	(86,460)
Transfers to other contracts	(27,083,338)	(8,673,750)	(398,047)	(260,268)
Cost of insurance and administration charges	(1,526,292)	(1,277,175)	(57,393)	(71,463)
Mortality and expenses charges	(167,091)	(98,100)	(5,913)	(5,563)
Surrender charges	31,938	30,716	(89)	(1,650)
Increase (decrease) in net assets from policy related transactions	2,081,079	(4,258,726)	(163,978)	95,840
Total increase (decrease)	3,725,001	2,918,916	1,030,672	1,192,020
Net assets as of December 31, 2020	$57,666,132	$46,470,221	$3,912,612	$3,949,663

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division

Net assets as of January 1, 2019	$95,859	$5,475,362	$8,322,634	$972,012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	919	59,174	15,439	54,029
Total realized gains (losses) on investments	7,453	873,456	1,297,805	15,449
Change in net unrealized appreciation (depreciation)
of investments	17,489	588,457	995,739	160,072
Net gains (losses) on investments	25,861	1,521,087	2,308,983	229,550
Net increase (decrease) in net assets resulting from operations	25,861	1,521,087	2,308,983	229,550
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	37,931	435,495	1,104,080	348,892
Contract terminations and surrenders	(1,618)	(222,979)	(1,064,309)	(60,244)
Death benefit payments	—	(6,170)	(15,028)	—
Policy loan transfers	—	3,915	(108,686)	(2,368)
Transfers to other contracts	(8,272)	(599,220)	(420,952)	(296,388)
Cost of insurance and administration charges	(6,594)	(181,141)	(362,209)	(24,289)
Mortality and expenses charges	(310)	(17,165)	(14,836)	(3,840)
Surrender charges	(5)	(204)	12,911	2,257
Increase (decrease) in net assets from policy related transactions	21,132	(587,469)	(869,029)	(35,980)
Total increase (decrease)	46,993	933,618	1,439,954	193,570
Net assets as of December 31, 2019	142,852	6,408,980	9,762,588	1,165,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,617	80,715	93,889	53,950
Total realized gains (losses) on investments	(5,472)	1,394,817	2,008,390	(442)
Change in net unrealized appreciation (depreciation)
of investments	15,419	(685,326)	(1,020,667)	(175,573)
Net gains (losses) on investments	11,564	790,206	1,081,612	(122,065)
Net increase (decrease) in net assets resulting from operations	11,564	790,206	1,081,612	(122,065)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	162,886	365,397	837,446	527,340
Contract terminations and surrenders	(1,447)	(109,710)	(437,176)	(22,143)
Death benefit payments	(7,679)	(45,891)	(7,383)	(147)
Policy loan transfers	—	(7,284)	(19,677)	857
Transfers to other contracts	(107,345)	(559,155)	(1,182,496)	(365,970)
Cost of insurance and administration charges	(5,930)	(173,717)	(334,147)	(22,622)
Mortality and expenses charges	(385)	(17,505)	(15,169)	(3,621)
Surrender charges	7	(379)	2,133	711
Increase (decrease) in net assets from policy related transactions	40,107	(548,244)	(1,156,469)	114,405
Total increase (decrease)	51,671	241,962	(74,857)	(7,660)
Net assets as of December 31, 2020	$194,523	$6,650,942	$9,687,731	$1,157,922

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Health Care Series I Division	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division

Net assets as of January 1, 2019	$16,348,483	$16,083,004	$344,510	$5,048,129
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,723	216,938	798	—
Total realized gains (losses) on investments	210,858	1,709,280	22,021	258,463
Change in net unrealized appreciation (depreciation)
of investments	4,858,727	2,029,643	59,261	1,033,515
Net gains (losses) on investments	5,077,308	3,955,861	82,080	1,291,978
Net increase (decrease) in net assets resulting from operations	5,077,308	3,955,861	82,080	1,291,978
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,778,939	3,317,810	89,991	2,618,813
Contract terminations and surrenders	(784,277)	(522,925)	(91,313)	(615,267)
Death benefit payments	(16,764)	(17,473)	—	—
Policy loan transfers	18,860	(191,415)	21,869	(60,204)
Transfers to other contracts	(9,990,388)	(7,785,214)	(80,107)	(2,174,953)
Cost of insurance and administration charges	(408,784)	(253,451)	(11,652)	(101,625)
Mortality and expenses charges	(38,348)	(40,818)	(1,460)	(13,840)
Surrender charges	6,639	17,276	1,060	23,358
Increase (decrease) in net assets from policy related transactions	(1,434,123)	(5,476,210)	(71,612)	(323,718)
Total increase (decrease)	3,643,185	(1,520,349)	10,468	968,260
Net assets as of December 31, 2019	19,991,668	14,562,655	354,978	6,016,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64,569	332,571	1,745	21,794
Total realized gains (losses) on investments	975,903	174,793	61,789	(383,745)
Change in net unrealized appreciation (depreciation)
of investments	2,184,515	1,476,789	(26,402)	1,751,506
Net gains (losses) on investments	3,224,987	1,984,153	37,132	1,389,555
Net increase (decrease) in net assets resulting from operations	3,224,987	1,984,153	37,132	1,389,555
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,962,806	4,428,879	92,173	3,539,637
Contract terminations and surrenders	(1,030,876)	(672,121)	(6,655)	(142,951)
Death benefit payments	(54,158)	(16,944)	—	—
Policy loan transfers	(83,882)	(103,553)	(4,729)	7,433
Transfers to other contracts	(11,863,981)	(3,681,824)	(38,595)	(3,586,767)
Cost of insurance and administration charges	(410,804)	(236,419)	(11,427)	(93,317)
Mortality and expenses charges	(42,345)	(38,461)	(1,359)	(12,740)
Surrender charges	3,973	8,743	(597)	4,971
Increase (decrease) in net assets from policy related transactions	(519,267)	(311,700)	28,811	(283,734)
Total increase (decrease)	2,705,720	1,672,453	65,943	1,105,821
Net assets as of December 31, 2020	$22,697,388	$16,235,108	$420,921	$7,122,210

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division

Net assets as of January 1, 2019	$—	$8,386,716	$7,455,856	$22,281,670
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(29)	(603)	452,466
Total realized gains (losses) on investments	—	929,724	1,300,718	1,750,449
Change in net unrealized appreciation (depreciation)
of investments	—	1,252,710	1,142,417	3,084,073
Net gains (losses) on investments	—	2,182,405	2,442,532	5,286,988
Net increase (decrease) in net assets resulting from operations	—	2,182,405	2,442,532	5,286,988
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	1,230,445	6,817,108	9,742,707
Contract terminations and surrenders	—	(399,945)	(167,347)	(2,305,207)
Death benefit payments	—	(3,624)	(5,064)	(29,870)
Policy loan transfers	—	(6,936)	8,491	(67,961)
Transfers to other contracts	—	(1,531,571)	(7,858,940)	(4,714,597)
Cost of insurance and administration charges	—	(136,111)	(139,494)	(446,907)
Mortality and expenses charges	—	(20,693)	(19,663)	(66,158)
Surrender charges	—	7,667	(66)	87,265
Increase (decrease) in net assets from policy related transactions	—	(860,768)	(1,364,975)	2,199,272
Total increase (decrease)	—	1,321,637	1,077,557	7,486,260
Net assets as of December 31, 2019	—	9,708,353	8,533,413	29,767,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	29,357	(759)	607,617
Total realized gains (losses) on investments	222,528	147,520	1,566,901	1,997,308
Change in net unrealized appreciation (depreciation)
of investments	1,000,425	1,896,904	2,272,458	1,122,482
Net gains (losses) on investments	1,222,841	2,073,781	3,838,600	3,727,407
Net increase (decrease) in net assets resulting from operations	1,222,841	2,073,781	3,838,600	3,727,407
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,830,807	3,015,882	11,544,741	13,206,097
Contract terminations and surrenders	(396,302)	(272,325)	(657,590)	(1,008,251)
Death benefit payments	—	(1,477)	(28,848)	(5,644)
Policy loan transfers	(5,239)	18,222	146,648	111,219
Transfers to other contracts	(611,364)	(3,808,108)	(10,476,864)	(10,072,936)
Cost of insurance and administration charges	(64,655)	(116,558)	(151,365)	(472,872)
Mortality and expenses charges	(8,877)	(17,353)	(22,315)	(71,463)
Surrender charges	10,619	2,262	(513)	26,321
Increase (decrease) in net assets from policy related transactions	2,754,989	(1,179,455)	353,894	1,712,471
Total increase (decrease)	3,977,830	894,326	4,192,494	5,439,878
Net assets as of December 31, 2020	$3,977,830	$10,602,679	$12,725,907	$35,207,808

(1) Commenced operations April 30, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division

Net assets as of January 1, 2019	$48,772,880	$41,777,125	$12,281,372	$4,113,255
Increase (decrease) in net assets
Operations:
Net investment income (loss)	33,041	1,078,477	3,103	39,654
Total realized gains (losses) on investments	7,423,362	(447,717)	1,161,045	441,363
Change in net unrealized appreciation (depreciation)
of investments	10,331,801	2,901,767	3,229,678	649,409
Net gains (losses) on investments	17,788,204	3,532,527	4,393,826	1,130,426
Net increase (decrease) in net assets resulting from operations	17,788,204	3,532,527	4,393,826	1,130,426
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	23,378,472	17,391,575	6,285,726	2,462,739
Contract terminations and surrenders	(3,695,325)	(1,546,920)	(166,972)	(218,085)
Death benefit payments	(63,861)	(48,136)	(57,738)	(21,237)
Policy loan transfers	(41,406)	(105,028)	(216,923)	5,384
Transfers to other contracts	(13,276,152)	(21,595,020)	(7,192,991)	(2,493,012)
Cost of insurance and administration charges	(1,044,608)	(656,684)	(344,287)	(65,254)
Mortality and expenses charges	(144,758)	(103,615)	(45,051)	(11,094)
Surrender charges	120,184	50,872	68	5,592
Increase (decrease) in net assets from policy related transactions	5,232,546	(6,612,956)	(1,738,168)	(334,967)
Total increase (decrease)	23,020,750	(3,080,429)	2,655,658	795,459
Net assets as of December 31, 2019	71,793,630	38,696,696	14,937,030	4,908,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,402	1,016,767	101,492	28,703
Total realized gains (losses) on investments	8,973,912	575,700	2,065,400	383,835
Change in net unrealized appreciation (depreciation)
of investments	2,222,860	2,387,845	3,196,498	379,862
Net gains (losses) on investments	11,226,174	3,980,312	5,363,390	792,400
Net increase (decrease) in net assets resulting from operations	11,226,174	3,980,312	5,363,390	792,400
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	24,651,657	23,534,006	6,122,596	5,435,664
Contract terminations and surrenders	(3,740,153)	(1,241,254)	(1,239,698)	(319,080)
Death benefit payments	(157,562)	(124,200)	(6,105)	—
Policy loan transfers	(512,227)	(505,268)	84,382	43,126
Transfers to other contracts	(28,041,977)	(19,301,964)	(5,451,682)	(5,417,289)
Cost of insurance and administration charges	(1,055,051)	(674,840)	(360,698)	(67,990)
Mortality and expenses charges	(150,272)	(109,088)	(48,515)	(11,234)
Surrender charges	100,314	33,948	36,925	5,878
Increase (decrease) in net assets from policy related transactions	(8,905,271)	1,611,340	(862,795)	(330,925)
Total increase (decrease)	2,320,903	5,591,652	4,500,595	461,475
Net assets as of December 31, 2020	$74,114,533	$44,288,348	$19,437,625	$5,370,189

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Global Technology and Innovation Service Shares Division (1)	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division

Net assets as of January 1, 2019	$—	$3,150,378	$2,767,106	$3,739,854
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	56,630	67,616	14,922
Total realized gains (losses) on investments	186	58,461	(660)	507,276
Change in net unrealized appreciation (depreciation)
of investments	31,620	625,756	138,002	329,183
Net gains (losses) on investments	31,806	740,847	204,958	851,381
Net increase (decrease) in net assets resulting from operations	31,806	740,847	204,958	851,381
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	370,145	9,354,488	1,198,721	509,064
Contract terminations and surrenders	—	(38,339)	(328,045)	(172,588)
Death benefit payments	—	—	—	—
Policy loan transfers	844	8,804	291	13,505
Transfers to other contracts	(935)	(9,798,601)	(488,253)	(1,062,817)
Cost of insurance and administration charges	(3,141)	(57,075)	(30,508)	(42,649)
Mortality and expenses charges	(211)	(11,346)	(6,261)	(8,893)
Surrender charges	—	—	—	—
Increase (decrease) in net assets from policy related transactions	366,702	(542,069)	345,945	(764,378)
Total increase (decrease)	398,508	198,778	550,903	87,003
Net assets as of December 31, 2019	398,508	3,349,156	3,318,009	3,826,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(134)	28,745	68,248	26,547
Total realized gains (losses) on investments	457,980	204,312	49,980	(234,628)
Change in net unrealized appreciation (depreciation)
of investments	585,572	23,281	147,851	305,819
Net gains (losses) on investments	1,043,418	256,338	266,079	97,738
Net increase (decrease) in net assets resulting from operations	1,043,418	256,338	266,079	97,738
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,524,861	8,898,974	3,219,840	1,238,277
Contract terminations and surrenders	(21,314)	(74,668)	(162,170)	(316,755)
Death benefit payments	—	(3,852)	—	—
Policy loan transfers	(33,976)	47,589	(2,075)	20,076
Transfers to other contracts	(1,715,613)	(9,704,911)	(585,314)	(2,081,345)
Cost of insurance and administration charges	(64,896)	(39,253)	(38,542)	(28,036)
Mortality and expenses charges	(5,021)	(7,645)	(7,828)	(6,089)
Surrender charges	(64)	—	(2)	(5)
Increase (decrease) in net assets from policy related transactions	2,683,977	(883,766)	2,423,909	(1,173,877)
Total increase (decrease)	3,727,395	(627,428)	2,689,988	(1,076,139)
Net assets as of December 31, 2020	$4,125,903	$2,721,728	$6,007,997	$2,750,718

(1) Commenced operations June 7, 2019. Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net assets as of January 1, 2019	$190,724,365	$159,228,283	$551,727	$713,000
Increase (decrease) in net assets
Operations:
Net investment income (loss)	141,890	3,619,036	(6)	5,522
Total realized gains (losses) on investments	36,309,107	17,132,139	43,469	159,701
Change in net unrealized appreciation (depreciation)
of investments	37,751,199	29,160,919	114,564	75,818
Net gains (losses) on investments	74,202,196	49,912,094	158,027	241,041
Net increase (decrease) in net assets resulting from operations	74,202,196	49,912,094	158,027	241,041
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	138,806,280	72,241,751	484,711	1,168,940
Contract terminations and surrenders	(16,882,277)	(10,135,293)	(13,251)	(8,644)
Death benefit payments	(988,579)	(372,241)	—	—
Policy loan transfers	(352,632)	(273,166)	1,500	(5,725)
Transfers to other contracts	(62,876,276)	(53,201,200)	(338,905)	(558,022)
Cost of insurance and administration charges	(5,046,090)	(3,945,033)	(40,835)	(19,378)
Mortality and expenses charges	(531,487)	(440,455)	(2,183)	(2,521)
Surrender charges	292,884	341,754	45	341
Increase (decrease) in net assets from policy related transactions	52,421,823	4,216,117	91,082	574,991
Total increase (decrease)	126,624,019	54,128,211	249,109	816,032
Net assets as of December 31, 2019	317,348,384	213,356,494	800,836	1,529,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,971	3,971,645	(27)	9,055
Total realized gains (losses) on investments	50,175,957	26,846,253	229,346	(28,205)
Change in net unrealized appreciation (depreciation)
of investments	58,767,381	17,294,706	654,478	92,460
Net gains (losses) on investments	109,031,309	48,112,604	883,797	73,310
Net increase (decrease) in net assets resulting from operations	109,031,309	48,112,604	883,797	73,310
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	144,458,847	163,736,407	1,834,827	1,029,096
Contract terminations and surrenders	(16,590,416)	(8,118,500)	(57,164)	(88,386)
Death benefit payments	(1,036,346)	(701,826)	—	—
Policy loan transfers	(944,905)	(1,125,057)	59,151	(6,735)
Transfers to other contracts	(155,991,621)	(94,108,165)	(523,410)	(605,953)
Cost of insurance and administration charges	(6,063,358)	(4,458,899)	(30,275)	(26,746)
Mortality and expenses charges	(687,411)	(521,925)	(2,890)	(3,694)
Surrender charges	92,300	202,555	(4,679)	1,859
Increase (decrease) in net assets from policy related transactions	(36,762,910)	54,904,590	1,275,560	299,441
Total increase (decrease)	72,268,399	103,017,194	2,159,357	372,751
Net assets as of December 31, 2020	$389,616,783	$316,373,688	$2,960,193	$1,901,783

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Global Equity Service Class Division	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division

Net assets as of January 1, 2019	$5,772,653	$31,443,152	$116,940	$12,960,897
Increase (decrease) in net assets
Operations:
Net investment income (loss)	77,291	—	3,428	281,541
Total realized gains (losses) on investments	770,698	6,138,688	(2,328)	1,076,897
Change in net unrealized appreciation (depreciation)
of investments	1,116,028	5,777,088	12,533	2,466,506
Net gains (losses) on investments	1,964,017	11,915,776	13,633	3,824,944
Net increase (decrease) in net assets resulting from operations	1,964,017	11,915,776	13,633	3,824,944
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,940,411	11,516,327	312,699	9,175,909
Contract terminations and surrenders	(233,474)	(1,568,154)	—	(1,104,732)
Death benefit payments	—	(54,005)	—	(14,675)
Policy loan transfers	(64,430)	109,240	39	(180,972)
Transfers to other contracts	(1,784,499)	(9,796,566)	(65,157)	(2,560,893)
Cost of insurance and administration charges	(129,393)	(533,102)	(3,463)	(267,155)
Mortality and expenses charges	(18,914)	(84,976)	(454)	(40,453)
Surrender charges	9,723	63,854	—	47,315
Increase (decrease) in net assets from policy related transactions	1,719,424	(347,382)	243,664	5,054,344
Total increase (decrease)	3,683,441	11,568,394	257,297	8,879,288
Net assets as of December 31, 2019	9,456,094	43,011,546	374,237	21,840,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95,652	—	2,041	186,845
Total realized gains (losses) on investments	256,307	8,775,360	53,495	1,375,207
Change in net unrealized appreciation (depreciation)
of investments	936,647	3,409,063	41,081	3,217,710
Net gains (losses) on investments	1,288,606	12,184,423	96,617	4,779,762
Net increase (decrease) in net assets resulting from operations	1,288,606	12,184,423	96,617	4,779,762
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,814,169	17,829,401	1,215,717	11,572,784
Contract terminations and surrenders	(369,472)	(3,214,294)	(6,295)	(488,503)
Death benefit payments	(6,229)	(2,071)	—	(967)
Policy loan transfers	(16,271)	(1,059,995)	2,564	370,371
Transfers to other contracts	(2,783,334)	(19,693,244)	(703,982)	(7,720,808)
Cost of insurance and administration charges	(142,584)	(611,281)	(13,052)	(332,572)
Mortality and expenses charges	(21,648)	(98,876)	(1,824)	(51,384)
Surrender charges	10,674	66,566	85	12,292
Increase (decrease) in net assets from policy related transactions	485,305	(6,783,794)	493,213	3,361,213
Total increase (decrease)	1,773,911	5,400,629	589,830	8,140,975
Net assets as of December 31, 2020	$11,230,005	$48,412,175	$964,067	$29,981,160

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division

Net assets as of January 1, 2019	$1,940,025	$1,105,318	$12,421,685	$310,203
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	13,028	(156)	2,914
Total realized gains (losses) on investments	305,910	124,015	3,937,752	79,401
Change in net unrealized appreciation (depreciation)
of investments	316,512	320,774	1,099,636	83,748
Net gains (losses) on investments	622,422	457,817	5,037,232	166,063
Net increase (decrease) in net assets resulting from operations	622,422	457,817	5,037,232	166,063
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	130,620	1,757,174	10,403,357	708,831
Contract terminations and surrenders	(4,716)	(12,945)	(796,657)	(669)
Death benefit payments	(104,209)	—	(11,597)	—
Policy loan transfers	8,622	—	8,014	(3,286)
Transfers to other contracts	(2,008,747)	(206,287)	(10,782,360)	(145,804)
Cost of insurance and administration charges	(26,873)	(76,020)	(275,296)	(14,953)
Mortality and expenses charges	(5,338)	(9,624)	(34,461)	(1,650)
Surrender charges	—	404	16,711	(1)
Increase (decrease) in net assets from policy related transactions	(2,010,641)	1,452,702	(1,472,289)	542,468
Total increase (decrease)	(1,388,219)	1,910,519	3,564,943	708,531
Net assets as of December 31, 2019	551,806	3,015,837	15,986,628	1,018,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	25,263	(228)	10,562
Total realized gains (losses) on investments	116,357	28,522	1,137,054	15,684
Change in net unrealized appreciation (depreciation)
of investments	68,713	25,358	4,844,933	68,648
Net gains (losses) on investments	185,070	79,143	5,981,759	94,894
Net increase (decrease) in net assets resulting from operations	185,070	79,143	5,981,759	94,894
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	251,865	464,600	10,790,641	1,106,455
Contract terminations and surrenders	(290,324)	(99,918)	(1,128,235)	(38,618)
Death benefit payments	—	(3,311)	—	—
Policy loan transfers	14,417	161	(26,548)	(15,029)
Transfers to other contracts	(310,770)	(466,502)	(11,240,115)	(334,398)
Cost of insurance and administration charges	(10,640)	(140,554)	(267,224)	(26,396)
Mortality and expenses charges	(2,249)	(18,819)	(31,316)	(3,407)
Surrender charges	—	3,491	7,137	(85)
Increase (decrease) in net assets from policy related transactions	(347,701)	(260,852)	(1,895,660)	688,522
Total increase (decrease)	(162,631)	(181,709)	4,086,099	783,416
Net assets as of December 31, 2020	$389,175	$2,834,128	$20,072,727	$1,802,150

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net assets as of January 1, 2019	$2,181,618	$2,595,011	$3,845,388	$31,882,534
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,868	72,563	159,909	721,791
Total realized gains (losses) on investments	145,237	101,888	217,714	1,795,718
Change in net unrealized appreciation (depreciation)
of investments	433,136	386,005	550,902	6,875,964
Net gains (losses) on investments	609,241	560,456	928,525	9,393,473
Net increase (decrease) in net assets resulting from operations	609,241	560,456	928,525	9,393,473
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	355,631	895,497	1,513,516	7,859,244
Contract terminations and surrenders	(133,121)	(232,954)	(324,966)	(2,367,884)
Death benefit payments	(1,146)	—	(5,408)	(43,886)
Policy loan transfers	(2,415)	(7,184)	13,319	(57,232)
Transfers to other contracts	(181,187)	(326,125)	(1,236,686)	(5,531,923)
Cost of insurance and administration charges	(38,011)	(69,346)	(117,841)	(530,377)
Mortality and expenses charges	(6,062)	(9,407)	(15,738)	(90,353)
Surrender charges	2,663	10,131	4,271	90,808
Increase (decrease) in net assets from policy related transactions	(3,648)	260,612	(169,533)	(671,603)
Total increase (decrease)	605,593	821,068	758,992	8,721,870
Net assets as of December 31, 2019	2,787,211	3,416,079	4,604,380	40,604,404

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,049	73,007	99,399	453,151
Total realized gains (losses) on investments	111,527	114,477	207,025	1,151,239
Change in net unrealized appreciation (depreciation)
of investments	39,516	200,361	(77,758)	(1,330,282)
Net gains (losses) on investments	191,092	387,845	228,666	274,108
Net increase (decrease) in net assets resulting from operations	191,092	387,845	228,666	274,108
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	986,869	3,129,537	1,597,106	12,823,569
Contract terminations and surrenders	(21,195)	(105,976)	(132,262)	(2,233,390)
Death benefit payments	—	—	—	(217,935)
Policy loan transfers	73	(2,382)	(38,801)	(83,142)
Transfers to other contracts	(1,209,435)	(2,691,717)	(1,365,935)	(15,401,762)
Cost of insurance and administration charges	(35,933)	(86,509)	(118,066)	(482,361)
Mortality and expenses charges	(5,809)	(12,231)	(14,248)	(81,415)
Surrender charges	602	3,800	(956)	27,044
Increase (decrease) in net assets from policy related transactions	(284,828)	234,522	(73,162)	(5,649,392)
Total increase (decrease)	(93,736)	622,367	155,504	(5,375,284)
Net assets as of December 31, 2020	$2,693,475	$4,038,446	$4,759,884	$35,229,120

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division

Net assets as of January 1, 2019	$179,110,940	$617,636	$—	$2,702,053
Increase (decrease) in net assets
Operations:
Net investment income (loss)	464,512	—	38,360	69,102
Total realized gains (losses) on investments	39,064,833	77,059	492,100	74,793
Change in net unrealized appreciation (depreciation)
of investments	34,710,413	123,676	332,783	140,155
Net gains (losses) on investments	74,239,758	200,735	863,243	284,050
Net increase (decrease) in net assets resulting from operations	74,239,758	200,735	863,243	284,050
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	23,846,638	129,662	10,409,843	484,296
Contract terminations and surrenders	(9,883,723)	(38,575)	(191,260)	(854,038)
Death benefit payments	(1,576,922)	—	(635)	—
Policy loan transfers	(1,781,293)	(26)	(47,385)	(24,571)
Transfers to other contracts	(25,614,977)	(100,586)	(1,078,096)	(410,754)
Cost of insurance and administration charges	(4,643,968)	(10,927)	(101,455)	(47,069)
Mortality and expenses charges	(354,673)	(2,091)	(18,487)	(7,142)
Surrender charges	(6,988)	388	2,245	37,105
Increase (decrease) in net assets from policy related transactions	(20,015,906)	(22,155)	8,974,770	(822,173)
Total increase (decrease)	54,223,852	178,580	9,838,013	(538,123)
Net assets as of December 31, 2019	233,334,792	796,216	9,838,013	2,163,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,420,226	—	38,295	90,725
Total realized gains (losses) on investments	28,060,069	74,912	397,334	(83,160)
Change in net unrealized appreciation (depreciation)
of investments	8,492,591	265,668	758,061	71,382
Net gains (losses) on investments	37,972,886	340,580	1,193,690	78,947
Net increase (decrease) in net assets resulting from operations	37,972,886	340,580	1,193,690	78,947
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	27,022,097	342,318	872,060	390,104
Contract terminations and surrenders	(11,296,843)	(6,222)	(690,546)	(20,393)
Death benefit payments	(1,080,023)	—	(3,913)	—
Policy loan transfers	(290,391)	(7,389)	(9,437)	10,371
Transfers to other contracts	(35,949,134)	(153,697)	(4,106,284)	(648,940)
Cost of insurance and administration charges	(4,440,729)	(11,643)	(109,175)	(35,766)
Mortality and expenses charges	(344,409)	(2,253)	(18,897)	(5,679)
Surrender charges	44,233	72	13,798	643
Increase (decrease) in net assets from policy related transactions	(26,335,199)	161,186	(4,052,394)	(309,660)
Total increase (decrease)	11,637,687	501,766	(2,858,704)	(230,713)
Net assets as of December 31, 2020	$244,972,479	$1,297,982	$6,979,309	$1,933,217

(1) Commenced operations April 29, 2019.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division

Net assets as of January 1, 2019	$607,338	$1,169,774	$13,002,675	$730,180
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,026	53,474	761,775	9,729
Total realized gains (losses) on investments	(36,858)	(8,191)	(28,698)	21,559
Change in net unrealized appreciation (depreciation)
of investments	78,157	120,906	1,288,306	(188)
Net gains (losses) on investments	71,325	166,189	2,021,383	31,100
Net increase (decrease) in net assets resulting from operations	71,325	166,189	2,021,383	31,100
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	377,631	3,632,688	13,001,109	410,582
Contract terminations and surrenders	(76,023)	(180,574)	(2,251,429)	—
Death benefit payments	(30)	—	(5,664)	—
Policy loan transfers	30,205	(3,911)	(38,437)	(4,855)
Transfers to other contracts	(291,254)	(3,493,858)	(8,530,384)	(908,981)
Cost of insurance and administration charges	(14,306)	(23,892)	(265,173)	(5,266)
Mortality and expenses charges	(2,052)	(3,790)	(38,951)	(908)
Surrender charges	2,638	7,171	93,889	—
Increase (decrease) in net assets from policy related transactions	26,809	(66,166)	1,964,960	(509,428)
Total increase (decrease)	98,134	100,023	3,986,343	(478,328)
Net assets as of December 31, 2019	705,472	1,269,797	16,989,018	251,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,700	64,317	829,629	11,965
Total realized gains (losses) on investments	(75,985)	(6,895)	(261,311)	36,870
Change in net unrealized appreciation (depreciation)
of investments	64,369	38,202	232,338	(31,877)
Net gains (losses) on investments	29,084	95,624	800,656	16,958
Net increase (decrease) in net assets resulting from operations	29,084	95,624	800,656	16,958
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	321,192	3,967,554	14,464,371	1,575,468
Contract terminations and surrenders	(8,837)	(26,388)	(294,798)	(4,216)
Death benefit payments	—	—	(1,195)	(493)
Policy loan transfers	(276)	(5,002)	(35,637)	(21,288)
Transfers to other contracts	(233,839)	(3,438,176)	(12,039,996)	(490,663)
Cost of insurance and administration charges	(12,634)	(25,916)	(309,658)	(15,286)
Mortality and expenses charges	(1,914)	(4,244)	(46,291)	(2,242)
Surrender charges	317	(2)	9,445	151
Increase (decrease) in net assets from policy related transactions	64,009	467,826	1,746,241	1,041,431
Total increase (decrease)	93,093	563,450	2,546,897	1,058,389
Net assets as of December 31, 2020	$798,565	$1,833,247	$19,535,915	$1,310,241

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division

Net assets as of January 1, 2019	$501,686	$10,742,300	$29,633,223	$44,224,084
Increase (decrease) in net assets
Operations:
Net investment income (loss)	33,836	199,324	891,129	1,383,734
Total realized gains (losses) on investments	1,574	32,473	1,053	(254,999)
Change in net unrealized appreciation (depreciation)
of investments	11,165	710,507	80,939	2,505,229
Net gains (losses) on investments	46,575	942,304	973,121	3,633,964
Net increase (decrease) in net assets resulting from operations	46,575	942,304	973,121	3,633,964
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,277,449	6,949,002	18,638,533	24,370,852
Contract terminations and surrenders	(20,825)	(546,587)	(907,341)	(2,427,761)
Death benefit payments	—	(1,503)	(42,665)	(75,397)
Policy loan transfers	(32,720)	(116,622)	(93,225)	(153,035)
Transfers to other contracts	(188,378)	(4,923,489)	(7,363,957)	(20,192,480)
Cost of insurance and administration charges	(18,380)	(229,050)	(447,121)	(650,475)
Mortality and expenses charges	(2,581)	(33,342)	(69,009)	(91,808)
Surrender charges	906	22,049	35,036	96,397
Increase (decrease) in net assets from policy related transactions	1,015,471	1,120,458	9,750,251	876,293
Total increase (decrease)	1,062,046	2,062,762	10,723,372	4,510,257
Net assets as of December 31, 2019	1,563,732	12,805,062	40,356,595	48,734,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,875	246,671	500,891	1,078,280
Total realized gains (losses) on investments	5,196	691,168	(114,349)	1,367,679
Change in net unrealized appreciation (depreciation)
of investments	19,056	1,092,529	557,547	1,676,235
Net gains (losses) on investments	39,127	2,030,368	944,089	4,122,194
Net increase (decrease) in net assets resulting from operations	39,127	2,030,368	944,089	4,122,194
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	903,667	17,748,616	26,104,816	31,947,636
Contract terminations and surrenders	(582)	(2,363,143)	(1,030,772)	(1,425,153)
Death benefit payments	—	(57,923)	(132,083)	(2,846)
Policy loan transfers	(12,315)	76,140	(198,331)	(120,174)
Transfers to other contracts	(721,499)	(10,303,870)	(21,112,196)	(32,246,911)
Cost of insurance and administration charges	(21,943)	(316,697)	(562,443)	(755,545)
Mortality and expenses charges	(3,117)	(47,478)	(87,173)	(109,393)
Surrender charges	2	12,700	30,804	40,334
Increase (decrease) in net assets from policy related transactions	144,213	4,748,345	3,012,622	(2,672,052)
Total increase (decrease)	183,340	6,778,713	3,956,711	1,450,142
Net assets as of December 31, 2020	$1,747,072	$19,583,775	$44,313,306	$50,184,483

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2019	$19,104,346	$14,211,422	$88,691,018	$82,561,535
Increase (decrease) in net assets
Operations:
Net investment income (loss)	354,884	419,152	2,491,334	2,234,213
Total realized gains (losses) on investments	2,609,853	793,046	6,251,123	7,564,119
Change in net unrealized appreciation (depreciation)
of investments	3,133,563	712,916	7,834,635	9,911,176
Net gains (losses) on investments	6,098,300	1,925,114	16,577,092	19,709,508
Net increase (decrease) in net assets resulting from operations	6,098,300	1,925,114	16,577,092	19,709,508
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,273,411	5,819,888	65,020,279	65,749,927
Contract terminations and surrenders	(1,030,578)	(1,412,449)	(17,046,878)	(5,011,741)
Death benefit payments	(74,694)	(17,683)	(265,810)	(124,593)
Policy loan transfers	(252,510)	(118,992)	(220,686)	(499,383)
Transfers to other contracts	(1,456,773)	(5,626,677)	(43,800,005)	(40,714,150)
Cost of insurance and administration charges	(582,796)	(276,686)	(1,976,221)	(2,165,301)
Mortality and expenses charges	(39,844)	(37,316)	(259,544)	(252,372)
Surrender charges	(7,581)	51,196	596,283	126,454
Increase (decrease) in net assets from policy related transactions	(1,171,365)	(1,618,719)	2,047,418	17,108,841
Total increase (decrease)	4,926,935	306,395	18,624,510	36,818,349
Net assets as of December 31, 2019	24,031,281	14,517,817	107,315,528	119,379,884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	299,814	404,960	2,613,684	2,781,011
Total realized gains (losses) on investments	2,019,258	137,809	2,093,817	2,331,038
Change in net unrealized appreciation (depreciation)
of investments	1,972,980	1,308,272	5,892,375	14,185,588
Net gains (losses) on investments	4,292,052	1,851,041	10,599,876	19,297,637
Net increase (decrease) in net assets resulting from operations	4,292,052	1,851,041	10,599,876	19,297,637
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,552,051	14,974,647	73,277,212	101,848,063
Contract terminations and surrenders	(757,957)	(2,047,842)	(5,974,319)	(4,708,688)
Death benefit payments	(86,766)	(6,502)	(102,769)	(161,659)
Policy loan transfers	(140,943)	(166,818)	(1,461,482)	(1,206,931)
Transfers to other contracts	(3,707,267)	(9,651,295)	(69,251,448)	(74,292,247)
Cost of insurance and administration charges	(570,349)	(309,455)	(2,074,738)	(2,528,853)
Mortality and expenses charges	(40,082)	(43,784)	(279,484)	(307,307)
Surrender charges	(2,737)	41,494	136,908	96,653
Increase (decrease) in net assets from policy related transactions	(1,754,050)	2,790,445	(5,730,120)	18,739,031
Total increase (decrease)	2,538,002	4,641,486	4,869,756	38,036,668
Net assets as of December 31, 2020	$26,569,283	$19,159,303	$112,185,284	$157,416,552

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Net assets as of January 1, 2019	$46,442,922	$18,909,941	$3,465,504	$9,023,606
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,087,882	424,539	76,967	332,550
Total realized gains (losses) on investments	4,486,834	1,551,151	237,939	600,180
Change in net unrealized appreciation (depreciation)
of investments	6,446,896	3,095,265	852,429	404,324
Net gains (losses) on investments	12,021,612	5,070,955	1,167,335	1,337,054
Net increase (decrease) in net assets resulting from operations	12,021,612	5,070,955	1,167,335	1,337,054
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	34,998,440	7,774,046	5,458,967	8,885,935
Contract terminations and surrenders	(3,374,436)	(1,457,945)	(754,449)	(300,924)
Death benefit payments	(33,508)	(40,364)	(7,507)	(22,488)
Policy loan transfers	(82,332)	(314,705)	9,384	(21,965)
Transfers to other contracts	(23,990,717)	(4,652,624)	(2,856,592)	(3,301,724)
Cost of insurance and administration charges	(1,307,416)	(635,141)	(93,862)	(245,820)
Mortality and expenses charges	(118,378)	(51,760)	(13,478)	(31,413)
Surrender charges	96,236	40,539	32,360	5,857
Increase (decrease) in net assets from policy related transactions	6,187,889	662,046	1,774,823	4,967,458
Total increase (decrease)	18,209,501	5,733,001	2,942,158	6,304,512
Net assets as of December 31, 2019	64,652,423	24,642,942	6,407,662	15,328,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,359,769	510,177	108,116	428,287
Total realized gains (losses) on investments	2,392,653	582,082	65,033	115,354
Change in net unrealized appreciation (depreciation)
of investments	7,677,884	3,880,674	1,008,873	1,204,233
Net gains (losses) on investments	11,430,306	4,972,933	1,182,022	1,747,874
Net increase (decrease) in net assets resulting from operations	11,430,306	4,972,933	1,182,022	1,747,874
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	38,806,974	13,051,023	7,058,609	14,040,413
Contract terminations and surrenders	(3,043,594)	(1,092,694)	(180,222)	(539,996)
Death benefit payments	(445,593)	(75,238)	(7,081)	(11,504)
Policy loan transfers	(145,201)	(214,105)	(23,515)	(8,795)
Transfers to other contracts	(27,089,379)	(6,125,945)	(5,685,525)	(9,694,373)
Cost of insurance and administration charges	(1,396,290)	(698,688)	(120,115)	(307,305)
Mortality and expenses charges	(136,215)	(57,947)	(16,878)	(42,754)
Surrender charges	35,406	14,541	5,189	11,388
Increase (decrease) in net assets from policy related transactions	6,586,108	4,800,947	1,030,462	3,447,074
Total increase (decrease)	18,016,414	9,773,880	2,212,484	5,194,948
Net assets as of December 31, 2020	$82,668,837	$34,416,822	$8,620,146	$20,523,066

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2019	$676,667	$26,233,941	$625,998	$67,765,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,696	40,275	9,814	1,421,004
Total realized gains (losses) on investments	71,123	4,933,445	5,427	5,608,334
Change in net unrealized appreciation (depreciation)
of investments	106,585	4,354,839	151,170	13,594,091
Net gains (losses) on investments	193,404	9,328,559	166,411	20,623,429
Net increase (decrease) in net assets resulting from operations	193,404	9,328,559	166,411	20,623,429
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,251	2,302,319	373,028	19,893,942
Contract terminations and surrenders	(56,692)	(1,664,105)	(15,319)	(4,057,838)
Death benefit payments	—	(345,076)	—	(413,319)
Policy loan transfers	1,395	(85,966)	701	(331,379)
Transfers to other contracts	(91,449)	(1,444,034)	(126,845)	(19,309,928)
Cost of insurance and administration charges	(10,332)	(826,430)	(7,504)	(1,734,235)
Mortality and expenses charges	(2,045)	(76,507)	(1,552)	(182,445)
Surrender charges	—	339	—	58,776
Increase (decrease) in net assets from policy related transactions	(140,872)	(2,139,460)	222,509	(6,076,426)
Total increase (decrease)	52,532	7,189,099	388,920	14,547,003
Net assets as of December 31, 2019	729,199	33,423,040	1,014,918	82,312,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,403	14,297	14,528	1,326,169
Total realized gains (losses) on investments	35,517	4,093,304	3,846	2,126,225
Change in net unrealized appreciation (depreciation)
of investments	52,824	8,478,096	102,037	(7,038,901)
Net gains (losses) on investments	99,744	12,585,697	120,411	(3,586,507)
Net increase (decrease) in net assets resulting from operations	99,744	12,585,697	120,411	(3,586,507)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	586,850	4,321,141	375,586	25,846,384
Contract terminations and surrenders	(273)	(1,515,443)	(24,117)	(4,140,388)
Death benefit payments	—	(108,637)	—	(148,882)
Policy loan transfers	941	(25,731)	(1,222)	(170,203)
Transfers to other contracts	(106,102)	(4,638,632)	(119,560)	(31,987,454)
Cost of insurance and administration charges	(11,922)	(851,889)	(9,842)	(1,522,382)
Mortality and expenses charges	(2,295)	(85,402)	(2,070)	(158,910)
Surrender charges	—	(8,109)	—	20,417
Increase (decrease) in net assets from policy related transactions	467,199	(2,912,702)	218,775	(12,261,418)
Total increase (decrease)	566,943	9,672,995	339,186	(15,847,925)
Net assets as of December 31, 2020	$1,296,142	$43,096,035	$1,354,104	$66,464,343

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Rydex Basic Materials Division	Rydex Utilities Division	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division

Net assets as of January 1, 2019	$—	$—	$71,151,972	$43,839,080
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1,976,014	1,486,970
Total realized gains (losses) on investments	2,307	2	2,404,797	697,717
Change in net unrealized appreciation (depreciation)
of investments	21,353	527	9,653,980	5,116,675
Net gains (losses) on investments	23,660	529	14,034,791	7,301,362
Net increase (decrease) in net assets resulting from operations	23,660	529	14,034,791	7,301,362
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	396,329	33,992	10,827,537	10,048,622
Contract terminations and surrenders	—	—	(3,172,092)	(1,747,328)
Death benefit payments	—	—	(321,906)	(2,757)
Policy loan transfers	—	—	(625,752)	(15,565)
Transfers to other contracts	(51,647)	(431)	(6,679,772)	(4,793,118)
Cost of insurance and administration charges	(2,071)	(242)	(2,944,941)	(1,182,946)
Mortality and expenses charges	(287)	(33)	(240,425)	(136,019)
Surrender charges	—	—	(87,659)	(111,094)
Increase (decrease) in net assets from policy related transactions	342,324	33,286	(3,245,010)	2,059,795
Total increase (decrease)	365,984	33,815	10,789,781	9,361,157
Net assets as of December 31, 2019	365,984	33,815	81,941,753	53,200,237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,483	—	1,770,007	1,254,602
Total realized gains (losses) on investments	(2,470)	58	1,956,962	471,724
Change in net unrealized appreciation (depreciation)
of investments	61,583	2,062	4,883,228	2,805,423
Net gains (losses) on investments	63,596	2,120	8,610,197	4,531,749
Net increase (decrease) in net assets resulting from operations	63,596	2,120	8,610,197	4,531,749
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	29,946	268,407	14,388,210	10,554,586
Contract terminations and surrenders	—	—	(2,481,925)	(2,043,403)
Death benefit payments	—	—	(210,049)	(131,098)
Policy loan transfers	—	—	24,109	19
Transfers to other contracts	(33,541)	(39,662)	(10,438,124)	(8,396,530)
Cost of insurance and administration charges	(4,105)	(188)	(2,699,724)	(1,201,167)
Mortality and expenses charges	(601)	(39)	(208,654)	(135,296)
Surrender charges	—	—	(50,652)	40,844
Increase (decrease) in net assets from policy related transactions	(8,301)	228,518	(1,676,809)	(1,312,045)
Total increase (decrease)	55,295	230,638	6,933,388	3,219,704
Net assets as of December 31, 2020	$421,279	$264,453	$88,875,141	$56,419,941

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division

Net assets as of January 1, 2019	$59,275,410	$20,759,747	$53,883,546	$44,389,028
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,222,199	794,216	958,079	1,384,146
Total realized gains (losses) on investments	4,300,419	547,224	3,775,506	(6,563)
Change in net unrealized appreciation (depreciation)
of investments	8,556,336	1,426,489	9,926,175	896,877
Net gains (losses) on investments	14,078,954	2,767,929	14,659,760	2,274,460
Net increase (decrease) in net assets resulting from operations	14,078,954	2,767,929	14,659,760	2,274,460
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,662,792	6,653,612	9,040,812	23,319,861
Contract terminations and surrenders	(3,689,111)	(970,691)	(2,320,605)	(2,269,251)
Death benefit payments	(208,183)	(22,079)	(160,931)	(59,782)
Policy loan transfers	(637,659)	(198,402)	(676,978)	(351,408)
Transfers to other contracts	(6,861,435)	(3,179,009)	(4,154,711)	(10,092,181)
Cost of insurance and administration charges	(1,962,491)	(721,658)	(1,743,187)	(1,176,789)
Mortality and expenses charges	(172,442)	(61,491)	(147,688)	(129,383)
Surrender charges	(218,525)	16,927	(55,683)	40,270
Increase (decrease) in net assets from policy related transactions	(3,087,054)	1,517,209	(218,971)	9,281,337
Total increase (decrease)	10,991,900	4,285,138	14,440,789	11,555,797
Net assets as of December 31, 2019	70,267,310	25,044,885	68,324,335	55,944,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,262,835	655,925	1,176,071	1,580,673
Total realized gains (losses) on investments	1,408,596	159,111	1,774,559	497,460
Change in net unrealized appreciation (depreciation)
of investments	6,078,292	690,317	6,948,824	198,629
Net gains (losses) on investments	8,749,723	1,505,353	9,899,454	2,276,762
Net increase (decrease) in net assets resulting from operations	8,749,723	1,505,353	9,899,454	2,276,762
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,608,468	9,028,248	12,985,222	65,241,578
Contract terminations and surrenders	(2,022,892)	(1,399,683)	(3,086,414)	(4,427,176)
Death benefit payments	(243,895)	(290)	(73,221)	(23,537)
Policy loan transfers	444,256	202,199	(244,596)	(1,072,753)
Transfers to other contracts	(10,421,376)	(7,666,635)	(9,192,212)	(39,062,587)
Cost of insurance and administration charges	(1,924,398)	(651,076)	(1,695,609)	(1,769,923)
Mortality and expenses charges	(150,370)	(58,901)	(128,755)	(181,070)
Surrender charges	(44,727)	7,215	(73,514)	83,110
Increase (decrease) in net assets from policy related transactions	(754,934)	(538,923)	(1,509,099)	18,787,642
Total increase (decrease)	7,994,789	966,430	8,390,355	21,064,404
Net assets as of December 31, 2020	$78,262,099	$26,011,315	$76,714,690	$77,009,229

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division

Net assets as of January 1, 2019	$71,212,532	$1,666,168	$1,027,953	$6,613,570
Increase (decrease) in net assets
Operations:
Net investment income (loss)	265,903	34,902	—	80,155
Total realized gains (losses) on investments	14,168,274	66,552	74,026	593,707
Change in net unrealized appreciation (depreciation)
of investments	4,693,210	322,264	235,566	1,212,547
Net gains (losses) on investments	19,127,387	423,718	309,592	1,886,409
Net increase (decrease) in net assets resulting from operations	19,127,387	423,718	309,592	1,886,409
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,973,437	8,973,673	583,692	9,141,178
Contract terminations and surrenders	(5,136,278)	(174,790)	(505)	(363,083)
Death benefit payments	(379,494)	—	—	—
Policy loan transfers	(111,919)	342	(5,272)	(42,871)
Transfers to other contracts	(9,724,425)	(8,810,254)	(424,962)	(7,924,249)
Cost of insurance and administration charges	(2,154,134)	(20,734)	(11,684)	(163,314)
Mortality and expenses charges	(196,651)	(4,128)	(2,274)	(25,877)
Surrender charges	19,642	—	—	13,067
Increase (decrease) in net assets from policy related transactions	(6,709,822)	(35,891)	138,995	634,851
Total increase (decrease)	12,417,565	387,827	448,587	2,521,260
Net assets as of December 31, 2019	83,630,097	2,053,995	1,476,540	9,134,830

Increase (decrease) in net assets
Operations:
Net investment income (loss)	377,413	36,825	—	352,366
Total realized gains (losses) on investments	4,270,895	(41,824)	440,755	740,667
Change in net unrealized appreciation (depreciation)
of investments	11,274,007	39,001	148,690	511,969
Net gains (losses) on investments	15,922,315	34,002	589,445	1,605,002
Net increase (decrease) in net assets resulting from operations	15,922,315	34,002	589,445	1,605,002
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	14,386,517	11,323,405	2,039,926	9,076,466
Contract terminations and surrenders	(4,316,148)	(345)	(18,587)	(163,805)
Death benefit payments	(193,469)	—	—	(48,172)
Policy loan transfers	(13,409)	(1,226)	(23,210)	(8,882)
Transfers to other contracts	(17,523,716)	(11,419,650)	(1,583,436)	(8,492,444)
Cost of insurance and administration charges	(2,011,920)	(19,859)	(20,134)	(159,898)
Mortality and expenses charges	(185,594)	(3,855)	(3,468)	(25,064)
Surrender charges	4,223	—	461	4,009
Increase (decrease) in net assets from policy related transactions	(9,853,516)	(121,530)	391,552	182,210
Total increase (decrease)	6,068,799	(87,528)	980,997	1,787,212
Net assets as of December 31, 2020	$89,698,896	$1,966,467	$2,457,537	$10,922,042

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division

Net assets as of January 1, 2019	$13,012,011	$20,178,763	$785,785	$1,171,941
Increase (decrease) in net assets
Operations:
Net investment income (loss)	216,001	1,515,634	12,580	24,913
Total realized gains (losses) on investments	118,617	114,173	9,858	87,012
Change in net unrealized appreciation (depreciation)
of investments	1,190,346	(1,203,814)	78,254	98,582
Net gains (losses) on investments	1,524,964	425,993	100,692	210,507
Net increase (decrease) in net assets resulting from operations	1,524,964	425,993	100,692	210,507
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,570,580	9,298,535	123,868	296,437
Contract terminations and surrenders	(357,644)	(1,048,363)	(2,149)	(8,625)
Death benefit payments	(39,767)	(20,118)	—	—
Policy loan transfers	(10,347)	(21,050)	(16,035)	(11,194)
Transfers to other contracts	(4,766,458)	(5,806,403)	(391,847)	(206,997)
Cost of insurance and administration charges	(179,972)	(416,866)	(16,027)	(36,408)
Mortality and expenses charges	(25,919)	(54,932)	(1,807)	(5,548)
Surrender charges	14,513	28,641	14	(407)
Increase (decrease) in net assets from policy related transactions	(1,795,014)	1,959,444	(303,983)	27,258
Total increase (decrease)	(270,050)	2,385,437	(203,291)	237,765
Net assets as of December 31, 2019	12,741,961	22,564,200	582,494	1,409,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	380,934	1,647,424	13,153	30,015
Total realized gains (losses) on investments	(655,857)	(1,391,756)	6,141	(26,324)
Change in net unrealized appreciation (depreciation)
of investments	144,380	(1,443,001)	16,224	28,163
Net gains (losses) on investments	(130,543)	(1,187,333)	35,518	31,854
Net increase (decrease) in net assets resulting from operations	(130,543)	(1,187,333)	35,518	31,854
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,039,948	6,092,447	60,026	205,051
Contract terminations and surrenders	(191,825)	(882,474)	(2,381)	(479)
Death benefit payments	(41,461)	(75,610)	—	—
Policy loan transfers	(13,613)	(73,368)	13,415	8,192
Transfers to other contracts	(2,066,971)	(9,698,197)	(42,384)	(631,097)
Cost of insurance and administration charges	(161,132)	(378,077)	(12,647)	(33,459)
Mortality and expenses charges	(23,620)	(50,374)	(1,187)	(5,240)
Surrender charges	5,574	8,313	(59)	16
Increase (decrease) in net assets from policy related transactions	(453,100)	(5,057,340)	14,783	(457,016)
Total increase (decrease)	(583,643)	(6,244,673)	50,301	(425,162)
Net assets as of December 31, 2020	$12,158,318	$16,319,527	$632,795	$984,544

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division

Net assets as of January 1, 2019	$666,694	$1,465,637	$6,504,271	$41,062,791
Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,905	(5)	—	1,223,071
Total realized gains (losses) on investments	35,889	16,497	(897,422)	3,666,147
Change in net unrealized appreciation (depreciation)
of investments	63,743	159,428	1,538,748	3,656,060
Net gains (losses) on investments	116,537	175,920	641,326	8,545,278
Net increase (decrease) in net assets resulting from operations	116,537	175,920	641,326	8,545,278
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	(425,434)	214,449	2,812,189	9,487,406
Contract terminations and surrenders	(12,271)	(252,120)	(360,310)	(1,348,020)
Death benefit payments	—	(2,455)	(19)	(46,181)
Policy loan transfers	9,805	4	(8,945)	(455,023)
Transfers to other contracts	527,009	(900,267)	(4,462,256)	(16,185,445)
Cost of insurance and administration charges	(29,920)	(31,218)	(96,932)	(570,386)
Mortality and expenses charges	(5,235)	(2,266)	(15,285)	(117,151)
Surrender charges	442	(288)	14,670	—
Increase (decrease) in net assets from policy related transactions	64,396	(974,161)	(2,116,888)	(9,234,800)
Total increase (decrease)	180,933	(798,241)	(1,475,562)	(689,522)
Net assets as of December 31, 2019	847,627	667,396	5,028,709	40,373,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19,215	4,967	46,190	1,067,557
Total realized gains (losses) on investments	5,483	(13,858)	(779,133)	1,201,195
Change in net unrealized appreciation (depreciation)
of investments	19,896	170,623	2,107,178	1,411,376
Net gains (losses) on investments	44,594	161,732	1,374,235	3,680,128
Net increase (decrease) in net assets resulting from operations	44,594	161,732	1,374,235	3,680,128
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	125,403	261,764	4,616,977	14,793,070
Contract terminations and surrenders	—	(7,543)	(63,146)	(2,215,786)
Death benefit payments	—	(249)	—	(41,729)
Policy loan transfers	(65)	36,375	(13,255)	(101,372)
Transfers to other contracts	(200,780)	(109,082)	(4,525,414)	(13,738,317)
Cost of insurance and administration charges	(29,144)	(20,951)	(75,014)	(527,229)
Mortality and expenses charges	(4,541)	(1,127)	(12,479)	(108,147)
Surrender charges	—	(33)	1,516	(256)
Increase (decrease) in net assets from policy related transactions	(109,127)	159,154	(70,815)	(1,939,766)
Total increase (decrease)	(64,533)	320,886	1,303,420	1,740,362
Net assets as of December 31, 2020	$783,094	$988,282	$6,332,129	$42,113,631

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Vanguard VIF Equity Index Division	Vanguard VIF Global Bond Index Division (1)	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Net assets as of January 1, 2019	$131,905,283	$—	$72,389,140	$1,383,559
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,848,008	—	1,283,401	15,089
Total realized gains (losses) on investments	11,102,239	—	7,824,696	98,642
Change in net unrealized appreciation (depreciation)
of investments	25,343,486	—	13,847,824	328,252
Net gains (losses) on investments	39,293,733	—	22,955,921	441,983
Net increase (decrease) in net assets resulting from operations	39,293,733	—	22,955,921	441,983
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	39,557,401	—	44,138,566	579,324
Contract terminations and surrenders	(1,886,733)	—	(3,430,206)	(43,380)
Death benefit payments	(57,053)	—	(74,837)	—
Policy loan transfers	(133,697)	—	(630,105)	16,706
Transfers to other contracts	(49,793,065)	—	(32,501,034)	(283,079)
Cost of insurance and administration charges	(1,567,763)	—	(1,358,722)	(38,209)
Mortality and expenses charges	(312,747)	—	(217,392)	(3,876)
Surrender charges	(1)	—	129,036	(42)
Increase (decrease) in net assets from policy related transactions	(14,193,658)	—	6,055,306	227,444
Total increase (decrease)	25,100,075	—	29,011,227	669,427
Net assets as of December 31, 2019	157,005,358	—	101,400,367	2,052,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,643,425	—	1,466,311	40,744
Total realized gains (losses) on investments	12,566,693	—	5,823,524	(28,027)
Change in net unrealized appreciation (depreciation)
of investments	11,268,479	27	8,964,580	314,088
Net gains (losses) on investments	26,478,597	27	16,254,415	326,805
Net increase (decrease) in net assets resulting from operations	26,478,597	27	16,254,415	326,805
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	64,658,067	5,067	63,884,264	771,711
Contract terminations and surrenders	(4,729,609)	—	(3,985,653)	(48,703)
Death benefit payments	(23,170)	—	(105,961)	(48,611)
Policy loan transfers	(115,954)	—	(255,958)	2,530
Transfers to other contracts	(67,266,391)	—	(63,289,587)	(687,575)
Cost of insurance and administration charges	(1,689,870)	26	(1,427,068)	(38,629)
Mortality and expenses charges	(330,678)	(39)	(229,366)	(4,401)
Surrender charges	(453)	—	41,603	1,218
Increase (decrease) in net assets from policy related transactions	(9,498,058)	5,054	(5,367,726)	(52,460)
Total increase (decrease)	16,980,539	5,081	10,886,689	274,345
Net assets as of December 31, 2020	$173,985,897	$5,081	$112,287,056	$2,327,331

(1) Commenced operations June 8, 2020.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net assets as of January 1, 2019	$1,930,192	$9,378,151
Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,940	(46)
Total realized gains (losses) on investments	189,878	1,776,772
Change in net unrealized appreciation (depreciation)
of investments	115,403	847,546
Net gains (losses) on investments	323,221	2,624,272
Net increase (decrease) in net assets resulting from operations	323,221	2,624,272
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	203,668	1,754,556
Contract terminations and surrenders	(59,324)	(61,615)
Death benefit payments	(104,497)	—
Policy loan transfers	(411,360)	(10,388)
Transfers to other contracts	(229,780)	(7,335,440)
Cost of insurance and administration charges	(60,035)	(85,285)
Mortality and expenses charges	(3,399)	(10,066)
Surrender charges	(79)	(78)
Increase (decrease) in net assets from policy related transactions	(664,806)	(5,748,316)
Total increase (decrease)	(341,585)	(3,124,044)
Net assets as of December 31, 2019	1,588,607	6,254,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,153	(90)
Total realized gains (losses) on investments	154,406	715,468
Change in net unrealized appreciation (depreciation)
of investments	137,193	2,094,464
Net gains (losses) on investments	306,752	2,809,842
Net increase (decrease) in net assets resulting from operations	306,752	2,809,842
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,242,024	(241,420)
Contract terminations and surrenders	(14,855)	(183,346)
Death benefit payments	—	(12,610)
Policy loan transfers	(24,005)	(5,197)
Transfers to other contracts	(392,576)	715,205
Cost of insurance and administration charges	(60,992)	(73,981)
Mortality and expenses charges	(3,636)	(8,080)
Surrender charges	(24)	(129)
Increase (decrease) in net assets from policy related transactions	745,936	190,441
Total increase (decrease)	1,052,688	3,000,283
Net assets as of December 31, 2020	$2,641,295	$9,254,390

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2020, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account (7)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series: Blue Chip Income and Growth Fund – Class 2 Capital World Bond Fund – Class 2 (13) Global Balanced Fund – Class 2 (8)
Growth Fund – Class 2
International Fund – Class 2
    New World Fund – Class 2
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares

Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Investments:
    Variable Mid Cap Portfolio – Class I Shares
    Variable Small Cap Growth Portfolio – Class I Shares
Delaware VIP® Trust Series:
    High Yield – Service Class
    Small Cap Value – Service Class
    Smid Cap Core – Service Class

DWS Variable Series II: Alternative Asset Allocation VIP – Class B Small Mid Cap Value VIP – Class B

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2 Extended Market Index Portfolio – Service Class 2 (10)
Government Money Market Portfolio – Service Class (2) Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2 International Index Portfolio – Service Class 2 (10)
Mid Cap Portfolio – Service Class 2 Strategic Income Portfolio – Service Class 2 (6) Total Market Index Portfolio – Service Class 2 (10)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I. Fund:
American Franchise Fund – Series I Shares American Franchise Fund – Series II Shares American Value Fund – Series I Shares Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Oppenheimer Main Street Small Cap Fund – Series II Oppenheimer Discovery Mid Cap Growth Fund – Series I Shares (11) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Global Research Portfolio – Service Shares Global Technology and Innovation Portfolio – Service Shares (10) (14) Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio – Class 1 Shares
Small Cap Core Portfolio – Class 1 Shares
Lord Abbett Series Fund: Developing Growth Portfolio – Class VC (3) MFS®: Blended Research Small Cap Equity Portfolio – Service Class (3) Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class International Intrinsic Value Portfolio – Service Class Mid Cap Growth Series – Service Class
Mid Cap Value Portfolio – Service Class New Discovery Series – Service Class New Discovery Value Portfolio – Service Class (3) Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S Sustainable Equity Portfolio – I Class Shares (9)
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class Low Duration Portfolio – Administration Class (3) Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Equity Income Fund – Class IB (5)
Growth Opportunities Fund – Class IB (4) International Equity Fund – Class IB
Rydex VI Fund: Rydex Basic Materials (8) Rydex Utilities (8) T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II Health Sciences Portfolio – II (6) TOPS Managed Risk Series: Balanced ETF Portfolio – Class 2 Growth ETF Portfolio – Class 2 Moderate Growth ETF Portfolio – Class 2

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

VanEck VIP Trust:
VanEck VIP Global Hard Assets Fund – Class S Shares VanEck VIP Global Hard Assets Fund – Initial Class Shares
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio Global Bond Index Portfolio (12)
Mid-Cap Index Portfolio
Wanger International Wells Fargo Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Omega Growth Fund – Class 2

(1)    Organized by Principal Life.
(2)    Commenced operations February 8, 2016.
(3)    Commenced operations May 23, 2016.
(4)    Commenced operations November 18, 2016.
(5)    Commenced operations May 12, 2017.
(6)    Commenced operations May 15, 2017.
(7)    Commenced operations May 26, 2017.
(8)    Commenced operations June 11, 2018.
(9)    Commenced operations April 29, 2019.
(10) Commenced operations June 7, 2019.
(11)    Commenced operations April 30, 2020.
(12)    Commenced operations June 8, 2020.
(13)    Represented the operations of American Funds Insurance Series Global Bond Fund Class 2 until June 5, 2020.
(14)    Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

        Commenced operations date is the date the division became available to contractholders.

    During 2020, the following divisions were liquidated and subsequently reinvested:

			Transferred
Date	Liquidation Division	Reinvested Division	Assets
May 1, 2020	BNY Mellon IP Core Value Service Shares	Fidelity VIP Government Money Market Service Class	$326,838
May 1, 2020	BNY Mellon VIF Quality Bond Service Shares	Fidelity VIP Government Money Market Service Class	1,104,196
May 1, 2020	Invesco MidCap Growth Series I	Invesco Oppenheimer VI Discovery Mid Cap Growth	2,491,909

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

Principal® Benefit Variable Universal Life contracts;
Principal® Benefit Variable Universal Life II contracts;
Principal® Executive Variable Universal Life contracts;
Principal® Executive Variable Universal Life II contracts;
Principal® Executive Variable Universal Life III contracts;
Principal® Flexible Variable Life contracts;
PrinFlex Life® contracts;
Principal® Survivorship Flexible Premium Variable Universal Life contracts;
Principal® Variable Universal Life Accumulator contracts;
Principal® Variable Universal Life Accumulator II contracts;
Principal® Variable Universal Life Income contracts;
Principal® Variable Universal Life Income II contracts and
Principal® Variable Universal Life Income IV contracts.

Sales of Principal® Variable Universal Life Income IV began in October 2019 and disclosures in the financial statements and footnotes do not reflect a full twelve months of activity for that product.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2020. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal® Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
Principal® Executive Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge is deducted from each payment on behalf of each participant, as follows:

Year	Policies Issued Prior to April 1, 2007	Policies Issued April 1, 2007 and After
First year	4.50% of premiums paid	3.75% of premiums paid
Years two through five	7.00% of premiums paid (up to target premium)	7.00% of premiums paid (up to target premium)
Years six through ten	3.00% of premiums paid (up to target premium)	3.00% of premiums paid (up to target premium)
After year ten	No sales charge is deducted.	No sales charge is deducted.

A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to     their transfer to the Separate Account.

Principal® Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for state, local and federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
Principal® Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year.  After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year.  In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
During the year ended December 31, 2020, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.
The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets (1)	1.25	1.20	1.15	1.10	1.05
International Emerging Markets (2)	1.10	1.05	1.00	0.95	0.90

(1) Period from January 1, 2020 to April 30, 2020.
(2) Period from May 1, 2020 to December 31, 2020.

	Net Assets
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income	0.50%	0.45%	0.40%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	Net Assets
	(in millions)
	First $500	Over $500
Principal Capital Appreciation	0.625%	0.500%

	Net Assets
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond	0.50%	0.45%

	All Net Assets
Bond Market Index	0.14%
Diversified Balanced	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the division’s management and investment advisory fees by the following amounts:

	From January 1, 2020 through December 31, 2020
	All Classes	Expiration
International Emerging Markets	0.150%	April 30, 2020
LargeCap Growth I	0.016	April 30, 2021

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2020 through December 31, 2020
	Class 1	Expiration
International Emerging Markets	1.20%	April 30, 2021
LargeCap Growth Account I	0.69	April 30, 2021
Principal LifeTime 2060	0.10	April 30, 2021

The Manager has contractually agreed to reduce the Short-Term Income division’s expenses by 0.01% through the period ended April 30, 2021.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2020:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	$521,226	$479,598

AllianceBernstein International Growth Class A	$219,807	$210,482

AllianceBernstein International Value Class A	$916,462	$880,528

AllianceBernstein Small Cap Growth Class A	$1,162,178	$1,367,208

AllianceBernstein Small/Mid Cap Value Class A	$2,533,916	$2,651,836

American Century VP Capital Appreciation Class II	$842,541	$656,165

American Century VP Income & Growth Class I	$438,970	$480,449

American Century VP Income & Growth Class II	$2,811,814	$2,129,761

American Century VP Inflation Protection Class II	$1,247,273	$551,546

American Century VP International Class II	$1,178,241	$2,545,318

American Century VP Mid Cap Value Class II	$12,761,075	$16,281,592

American Century VP Ultra Class I	$835,611	$601,008

American Century VP Ultra Class II	$2,947,957	$2,920,896

American Century VP Value Class II	$5,122,495	$9,290,826

American Funds Insurance Series Blue Chip Income and Growth Class 2	$8,056,973	$6,939,728

American Funds Insurance Series Capital World Bond Fund Class 2	$1,760,529	$1,028,692

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
American Funds Insurance Series Global Balanced Class 2	$5,379,873	$5,196,049

American Funds Insurance Series Growth Fund Class 2	$15,711,501	$14,201,054

American Funds Insurance Series International Fund Class 2	$12,186,610	$15,159,838

American Funds Insurance Series New World Fund Class 2	$9,881,594	$9,396,873

BNY Mellon IP MidCap Stock Service Shares	$67,891	$84,121

BNY Mellon IP Technology Growth Service Shares	$3,239,563	$2,666,267

BNY Mellon Sustainable U.S. Equity Service Shares	$213,986	$159,279

BNY Mellon VIF Appreciation Service Shares	$1,499,397	$2,446,175

BNY Mellon VIF Opportunistic Small Cap Service Shares	$486,900	$803,761

Bond Market Index Class 1	$39,771,303	$27,165,975

Calvert EAFE International Index Class F	$3,507,189	$1,610,048

Calvert Investment Grade Bond Index Class I	$2,226,180	$1,442,882

Calvert Russell 2000 Small Cap Index Class F	$31,104,177	$31,181,387

Calvert S&P 500 Index Portfolio	$792,275	$308,734

Calvert S&P MidCap 400 Index Class F	$323,569	$384,914

ClearBridge Mid Cap Class I	$143,890	$147,371

ClearBridge Small Cap Growth Class I	$19,132,168	$16,576,723

Core Plus Bond Class 1	$68,588,489	$80,641,994

Delaware High Yield Service Class	$472,914	$230,332

Delaware Small Cap Value Service Class	$6,800,096	$7,642,830

Delaware Smid Cap Core Service Class	$370,557	$738,892

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
Diversified Balanced Class 1	$2,508,278	$2,120,002

Diversified International Class 1	$42,378,301	$41,224,801

DWS Alternative Asset Allocation Class B	$134,159	$187,640

DWS Small Mid Cap Value Class B	$486,461	$355,082

Equity Income Class 1	$33,572,472	$51,077,178

Fidelity VIP Asset Manager Service Class 2	$163,607	$417,448

Fidelity VIP Contrafund Initial Class	$4,222,215	$9,367,672

Fidelity VIP Contrafund Service Class 2	$18,932,218	$30,470,220

Fidelity VIP Equity-Income Initial Class	$2,469,062	$2,899,473

Fidelity VIP Equity-Income Service Class 2	$4,780,484	$6,489,786

Fidelity VIP Extended Market Index Service Class 2	$61,410	$3,587

Fidelity VIP Government Money Market Service Class	$399,064,624	$288,350,970

Fidelity VIP Growth Service Class 2	$6,075,186	$8,286,306

Fidelity VIP High Income Initial Class	$808,504	$848,703

Fidelity VIP High Income Service Class 2	$11,106,245	$13,698,343

Fidelity VIP International Index Service Class 2	$610,679	$235,838

Fidelity VIP Mid Cap Service Class 2	$9,707,921	$15,411,105

Fidelity VIP Strategic Income Service Class 2	$1,883,510	$1,331,732

Fidelity VIP Total Market Index Service Class 2	$986,373	$486,092

Franklin Income VIP Class 2	$5,422,244	$8,722,224

Franklin Mutual Global Discovery VIP Class 2	$2,885,989	$5,855,783

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
Franklin Mutual Shares VIP Class 2	$2,130,281	$1,988,703

Franklin Rising Dividends VIP Class 2	$6,727,383	$8,277,116

Franklin Small Cap Value VIP Class 2	$10,015,278	$10,758,350

Franklin Strategic Income VIP Class 2	$8,385,721	$7,756,378

Franklin U.S. Government Securities VIP Class 2	$368,067	$430,598

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,389,857	$1,615,533

Government & High Quality Bond Class 1	$36,815,294	$33,173,683

International Emerging Markets Class 1	$9,183,718	$12,493,288

Invesco American Franchise Series I	$618,167	$531,183

Invesco American Franchise Series II	$863,871	$524,365

Invesco American Value Series I	$166,227	$122,779

Invesco Core Equity Series I	$1,843,444	$913,913

Invesco Core Equity Series II	$2,960,675	$1,993,915

Invesco Global Real Estate Series I	$611,425	$412,936

Invesco Health Care Series I	$13,519,746	$13,482,171

Invesco International Growth Series I	$5,081,858	$4,740,580

Invesco Mid Cap Core Equity Series II	$169,556	$63,365

Invesco Oppenheimer Main Street Small Cap Series II	$3,648,340	$3,823,372

Invesco Oppenheimer VI Discovery Mid Cap Growth	$3,830,806	$1,075,929

Invesco Small Cap Equity Series I	$3,777,208	$4,195,359

Invesco Technology Series I	$12,520,469	$11,191,607

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
Janus Henderson Balanced Service Shares	$14,075,532	$11,493,626

Janus Henderson Enterprise Service Shares	$29,713,358	$33,557,172

Janus Henderson Flexible Bond Service Shares	$24,550,774	$21,922,667

Janus Henderson Forty Service Shares	$7,373,742	$6,985,391

Janus Henderson Global Research Service Shares	$5,707,335	$5,766,589

Janus Henderson Global Technology and Innovation Service Shares	$4,695,701	$1,841,077

Janus Henderson Overseas Service Shares	$8,927,719	$9,782,740

JP Morgan Core Bond Class I	$3,288,089	$795,932

JP Morgan Small Cap Core Class I	$1,439,654	$2,412,153

LargeCap Growth I Class 1	$165,218,815	$181,224,032

LargeCap S&P 500 Index Class 1	$181,866,459	$108,832,687

Lord Abbett Series Fund Developing Growth Class VC	$2,088,920	$559,293

MFS Blended Research Small Cap Equity Service Class	$1,155,268	$729,655

MFS Global Equity Service Class	$4,289,455	$3,328,864

MFS Growth Service Class	$20,781,957	$24,613,194

MFS Inflation-Adjusted Bond Service Class	$1,231,030	$722,505

MFS International Intrinsic Value Service Class	$12,248,432	$8,211,571

MFS Mid Cap Growth Service Class	$302,447	$599,567

MFS Mid Cap Value Portfolio Service Class	$594,202	$725,451

MFS New Discovery Service Class	$12,345,126	$12,686,529

MFS New Discovery Value Service Class	$1,233,246	$417,932

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
MFS Research International Portfolio Service Class	$1,103,332	$1,271,697

MFS Total Return Service Class	$3,297,616	$2,895,015

MFS Utilities Service Class	$1,814,116	$1,670,269

MFS Value Service Class	$14,799,599	$18,472,962

MidCap Class 1	$49,273,199	$53,489,306

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$397,027	$181,132

Neuberger Berman AMT Sustainable Equity I Class	$1,173,402	$4,924,454

PIMCO All Asset Administrative Class	$480,830	$699,765

PIMCO Commodity Real Return Strategy Administrative Class	$361,891	$257,182

PIMCO Emerging Market Bond Administrative Class	$4,031,872	$3,499,729

PIMCO High Yield Administrative Class	$15,294,000	$12,718,130

PIMCO Long-Term U.S. Government Administrative Class	$1,593,516	$534,037

PIMCO Low Duration Administrative Class	$918,542	$759,454

PIMCO Real Return Administrative Class	$17,995,287	$13,000,271

PIMCO Short-Term Administrative Class	$26,605,707	$23,092,194

PIMCO Total Return Administrative Class	$33,595,390	$34,619,688

Principal Capital Appreciation Class 1	$4,977,708	$5,306,568

Principal LifeTime 2010 Class 1	$15,676,851	$12,184,201

Principal LifeTime 2020 Class 1	$77,706,758	$79,008,277

Principal LifeTime 2030 Class 1	$106,944,024	$83,109,466

Principal LifeTime 2040 Class 1	$41,587,684	$32,220,867

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
Principal LifeTime 2050 Class 1	$14,201,815	$8,251,342

Principal LifeTime 2060 Class 1	$7,321,441	$6,028,147

Principal LifeTime Strategic Income Class 1	$14,484,719	$10,593,339

Putnam VT Equity Income Class IB	$644,166	$119,652

Putnam VT Growth Opportunities Class IB	$6,405,159	$7,234,181

Putnam VT International Equity Class IB	$390,114	$156,811

Real Estate Securities Class 1	$31,111,097	$38,108,375

Rydex Basic Materials	$37,299	$38,247

Rydex Utilities	$268,407	$39,889

SAM Balanced Portfolio Class 1	$18,697,830	$16,066,886

SAM Conservative Balanced Portfolio Class 1	$12,787,035	$11,866,632

SAM Conservative Growth Portfolio Class 1	$15,967,296	$14,364,409

SAM Flexible Income Portfolio Class 1	$10,210,744	$9,567,541

SAM Strategic Growth Portfolio Class 1	$15,760,735	$14,494,869

Short-Term Income Class 1	$66,822,516	$46,454,201

SmallCap Class 1	$20,315,576	$24,241,270

T. Rowe Price Equity Income Portfolio II	$11,402,566	$11,444,935

T. Rowe Price Health Sciences Portfolio II	$2,176,244	$1,648,373

Templeton Developing Markets VIP Class 2	$9,649,966	$8,894,256

Templeton Foreign VIP Class 2	$2,420,881	$2,493,047

Templeton Global Bond VIP Class 2	$7,739,879	$11,149,795

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales
TOPS Managed Risk Balanced ETF Class 2	$81,256	$45,243

TOPS Managed Risk Growth ETF Class 2	$235,065	$662,066

TOPS Managed Risk Moderate Growth ETF Class 2	$151,852	$234,530

VanEck Global Hard Assets Class S	$266,733	$102,612

VanEck Global Hard Assets Initial Class	$4,663,167	$4,687,792

Vanguard VIF Balanced	$17,162,549	$16,732,836

Vanguard VIF Equity Index	$70,402,534	$74,156,125

Vanguard VIF Global Bond Index	$5,067	$13

Vanguard VIF Mid-Cap Index	$70,840,716	$69,251,991

Wanger International	$885,174	$824,171

Wells Fargo VT Index Asset Allocation Class 2	$1,388,333	$496,124

Wells Fargo VT Omega Growth Class 2 (1)	$328,908	$(431,773)

(1)Reversals of prior year sales were greater than current year total sales, causing negative amounts.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Global Thematic Growth Class A	17,724	19,618	(1,894)	20,763	48,844	(28,081)

AllianceBernstein International Growth Class A	10,706	15,521	(4,815)	7,418	8,050	(632)

AllianceBernstein International Value Class A	129,313	119,167	10,146	74,234	109,384	(35,150)

AllianceBernstein Small Cap Growth Class A	27,045	35,177	(8,132)	15,358	25,319	(9,961)

AllianceBernstein Small/Mid Cap Value Class A	106,456	124,303	(17,847)	79,468	76,307	3,161

American Century VP Capital Appreciation Class II	38,066	34,926	3,140	10,443	21,038	(10,595)

American Century VP Income & Growth Class I	7,441	15,435	(7,994)	6,553	13,463	(6,910)

American Century VP Income & Growth Class II	71,376	69,858	1,518	101,659	118,443	(16,784)

American Century VP Inflation Protection Class II	88,696	41,015	47,681	15,702	23,893	(8,191)

American Century VP International Class II	42,407	94,967	(52,560)	64,808	23,679	41,129

American Century VP Mid Cap Value Class II	387,592	511,048	(123,456)	267,299	358,835	(91,536)

American Century VP Ultra Class I	13,562	13,791	(229)	8,937	11,016	(2,079)

American Century VP Ultra Class II	50,022	62,382	(12,360)	28,755	49,239	(20,484)

American Century VP Value Class II	131,475	307,093	(175,618)	104,180	211,051	(106,871)

American Funds Insurance Series Blue Chip Income and Growth Class 2	574,223	515,869	58,354	474,908	285,086	189,822

American Funds Insurance Series Capital World Bond Fund Class 2	147,899	90,647	57,252	69,828	14,612	55,216

American Funds Insurance Series Global Balanced Class 2	494,741	483,809	10,932	421,134	350,803	70,331

American Funds Insurance Series Growth Fund Class 2	614,085	572,364	41,721	395,579	316,125	79,454

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series International Fund Class 2	989,940	1,230,730	(240,790)	1,271,127	830,587	440,540

American Funds Insurance Series New World Fund Class 2	723,612	716,980	6,632	687,263	387,154	300,109

BNY Mellon IP MidCap Stock Service Shares	5,615	6,219	(604)	10,316	8,067	2,249

BNY Mellon IP Technology Growth Service Shares	75,715	75,023	692	60,455	65,050	(4,595)

BNY Mellon Sustainable U.S. Equity Service Shares	6,372	4,855	1,517	4,220	6,360	(2,140)

BNY Mellon VIF Appreciation Service Shares	34,303	69,978	(35,675)	26,871	30,682	(3,811)

BNY Mellon VIF Opportunistic Small Cap Service Shares	23,249	36,207	(12,958)	27,726	58,250	(30,524)

Bond Market Index Class 1	3,085,177	2,155,704	929,473	885,971	453,198	432,773

Calvert EAFE International Index Class F	262,053	136,543	125,510	262,396	82,790	179,606

Calvert Investment Grade Bond Index Class I	170,955	115,145	55,810	97,910	72,745	25,165

Calvert Russell 2000 Small Cap Index Class F	1,164,550	1,269,975	(105,425)	791,648	751,130	40,518

Calvert S&P 500 Index Portfolio	35,655	16,042	19,613	17,616	25,210	(7,594)

Calvert S&P MidCap 400 Index Class F	9,599	15,756	(6,157)	16,010	11,467	4,543

ClearBridge Mid Cap Class I	10,649	11,488	(839)	15,607	20,893	(5,286)

ClearBridge Small Cap Growth Class I	758,677	746,383	12,294	506,377	503,332	3,045

Core Plus Bond Class 1	2,125,615	2,688,275	(562,660)	1,647,744	1,046,482	601,262

Delaware High Yield Service Class	36,559	19,134	17,425	27,084	34,533	(7,449)

Delaware Small Cap Value Service Class	256,105	347,179	(91,074)	146,830	197,972	(51,142)

Delaware Smid Cap Core Service Class	15,902	35,778	(19,876)	15,659	27,564	(11,905)

Diversified Balanced Class 1	129,905	173,430	(43,525)	118,548	173,490	(54,942)

Diversified International Class 1	1,262,286	1,354,449	(92,163)	867,660	1,082,576	(214,916)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
DWS Alternative Asset Allocation Class B	11,819	17,627	(5,808)	13,580	62,252	(48,672)

DWS Small Mid Cap Value Class B	19,517	18,919	598	15,382	34,938	(19,556)

Equity Income Class 1	1,088,809	2,052,837	(964,028)	843,800	1,106,162	(262,362)

Fidelity VIP Asset Manager Service Class 2	5,093	16,388	(11,295)	11,987	60,222	(48,235)

Fidelity VIP Contrafund Initial Class	45,866	110,991	(65,125)	45,360	141,924	(96,564)

Fidelity VIP Contrafund Service Class 2	363,126	599,063	(235,937)	229,409	592,188	(362,779)

Fidelity VIP Equity-Income Initial Class	27,120	68,682	(41,562)	32,300	78,254	(45,954)

Fidelity VIP Equity-Income Service Class 2	121,445	226,314	(104,869)	96,711	113,088	(16,377)

Fidelity VIP Extended Market Index Service Class 2	6,099	348	5,751	542	21	521

Fidelity VIP Government Money Market Service Class	38,133,096	27,608,536	10,524,560	30,566,154	28,586,550	1,979,604

Fidelity VIP Growth Service Class 2	97,670	183,553	(85,883)	74,152	175,846	(101,694)

Fidelity VIP High Income Initial Class	21,044	31,515	(10,471)	25,481	41,409	(15,928)

Fidelity VIP High Income Service Class 2	323,576	447,868	(124,292)	258,036	264,321	(6,285)

Fidelity VIP International Index Service Class 2	57,298	24,891	32,407	67,560	16,302	51,258

Fidelity VIP Mid Cap Service Class 2	246,755	385,284	(138,529)	274,286	446,417	(172,131)

Fidelity VIP Strategic Income Service Class 2	149,992	122,926	27,066	372,547	83,283	289,264

Fidelity VIP Total Market Index Service Class 2	82,781	45,635	37,146	28,490	126	28,364

Franklin Income VIP Class 2	143,233	279,641	(136,408)	145,013	137,287	7,726

Franklin Mutual Global Discovery VIP Class 2	78,746	182,405	(103,659)	104,156	291,965	(187,809)

Franklin Mutual Shares VIP Class 2	60,150	76,521	(16,371)	51,237	61,326	(10,089)

Franklin Rising Dividends VIP Class 2	140,409	213,776	(73,367)	90,864	164,879	(74,015)

Franklin Small Cap Value VIP Class 2	242,487	300,826	(58,339)	142,103	180,675	(38,572)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Franklin Strategic Income VIP Class 2	450,577	466,287	(15,710)	520,180	621,520	(101,340)

Franklin U.S. Government Securities VIP Class 2	27,360	33,986	(6,626)	18,930	109,582	(90,652)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	63,459	70,590	(7,131)	28,716	31,764	(3,048)

Government & High Quality Bond Class 1	2,361,054	2,216,589	144,465	1,651,479	1,089,232	562,247

International Emerging Markets Class 1	198,658	306,230	(107,572)	235,488	313,940	(78,452)

Invesco American Franchise Series I	11,985	16,969	(4,984)	6,418	14,592	(8,174)

Invesco American Franchise Series II	18,456	17,544	912	8,487	11,460	(2,973)

Invesco American Value Series I	16,205	12,105	4,100	3,423	1,520	1,903

Invesco Core Equity Series I	13,522	34,243	(20,721)	17,906	41,765	(23,859)

Invesco Core Equity Series II	21,699	53,533	(31,834)	31,930	56,359	(24,429)

Invesco Global Real Estate Series I	45,886	34,514	11,372	27,893	30,094	(2,201)

Invesco Health Care Series I	352,435	356,737	(4,302)	304,035	348,235	(44,200)

Invesco International Growth Series I	137,244	146,491	(9,247)	106,408	282,728	(176,320)

Invesco Mid Cap Core Equity Series II	4,103	2,828	1,275	4,052	7,142	(3,090)

Invesco Oppenheimer Main Street Small Cap Series II	135,946	138,038	(2,092)	95,523	107,152	(11,629)

Invesco Oppenheimer VI Discovery Mid Cap Growth	348,417	83,168	265,249	—	—	—

Invesco Small Cap Equity Series I	140,679	203,726	(63,047)	61,454	102,772	(41,318)

Invesco Technology Series I	474,993	466,678	8,315	364,073	439,775	(75,702)

Janus Henderson Balanced Service Shares	328,019	299,310	28,709	275,132	209,767	65,365

Janus Henderson Enterprise Service Shares	551,699	756,117	(204,418)	551,808	426,828	124,980

Janus Henderson Flexible Bond Service Shares	932,407	870,682	61,725	754,636	1,046,000	(291,364)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Janus Henderson Forty Service Shares	178,731	209,867	(31,136)	232,096	292,970	(60,874)

Janus Henderson Global Research Service Shares	206,874	223,480	(16,606)	108,003	123,082	(15,079)

Janus Henderson Global Technology and Innovation Service Shares	321,995	122,218	199,777	34,345	311	34,034

Janus Henderson Overseas Service Shares	315,784	348,934	(33,150)	347,627	368,854	(21,227)

JP Morgan Core Bond Class I	192,338	49,055	143,283	77,605	56,957	20,648

JP Morgan Small Cap Core Class I	36,927	69,321	(32,394)	12,560	31,714	(19,154)

LargeCap Growth I Class 1	1,795,012	2,231,259	(436,247)	2,197,747	1,343,914	853,833

LargeCap S&P 500 Index Class 1	4,862,930	3,239,203	1,623,727	2,410,441	2,273,469	136,972

Lord Abbett Series Fund Developing Growth Class VC	72,241	26,416	45,825	24,640	20,935	3,705

MFS Blended Research Small Cap Equity Service Class	72,189	51,760	20,429	79,189	40,646	38,543

MFS Global Equity Service Class	129,743	114,797	14,946	137,438	76,869	60,569

MFS Growth Service Class	307,004	422,323	(115,319)	250,736	256,499	(5,763)

MFS Inflation-Adjusted Bond Service Class	107,428	62,951	44,477	29,793	6,697	23,096

MFS International Intrinsic Value Service Class	640,626	464,638	175,988	571,553	256,349	315,204

MFS Mid Cap Growth Service Class	6,366	13,808	(7,442)	4,245	63,881	(59,636)

MFS Mid Cap Value Portfolio Service Class	39,544	59,692	(20,148)	136,103	23,889	112,214

MFS New Discovery Service Class	214,140	261,819	(47,679)	254,352	288,211	(33,859)

MFS New Discovery Value Service Class	75,293	31,698	43,595	48,011	11,313	36,698

MFS Research International Portfolio Service Class	79,113	110,390	(31,277)	31,346	31,193	153

MFS Total Return Service Class	152,840	139,840	13,000	46,697	32,374	14,323

MFS Utilities Service Class	79,687	84,286	(4,599)	76,988	86,136	(9,148)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

MFS Value Service Class	347,606	510,792	(163,186)	222,229	239,500	(17,271)

MidCap Class 1	227,046	435,248	(208,202)	216,987	397,242	(180,255)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	19,783	11,179	8,604	9,024	10,451	(1,427)

Neuberger Berman AMT Sustainable Equity I Class	83,154	448,555	(365,401)	1,042,506	143,939	898,567

PIMCO All Asset Administrative Class	29,176	56,277	(27,101)	36,927	99,193	(62,266)

PIMCO Commodity Real Return Strategy Administrative Class	62,277	48,817	13,460	63,404	58,713	4,691

PIMCO Emerging Market Bond Administrative Class	284,836	253,092	31,744	270,586	275,737	(5,151)

PIMCO High Yield Administrative Class	733,240	659,148	74,092	678,367	575,005	103,362

PIMCO Long-Term U.S. Government Administrative Class	99,459	34,429	65,030	30,153	73,480	(43,327)

PIMCO Low Duration Administrative Class	83,481	70,965	12,516	122,342	24,744	97,598

PIMCO Real Return Administrative Class	1,250,192	904,465	345,727	522,020	437,413	84,607

PIMCO Short-Term Administrative Class	2,199,888	1,947,403	252,485	1,597,424	760,499	836,925

PIMCO Total Return Administrative Class	2,085,245	2,259,802	(174,557)	1,721,920	1,665,988	55,932

Principal Capital Appreciation Class 1	215,475	314,731	(99,256)	155,591	232,310	(76,719)

Principal LifeTime 2010 Class 1	660,317	539,500	120,817	279,302	355,787	(76,485)

Principal LifeTime 2020 Class 1	2,775,327	3,083,369	(308,042)	2,710,547	2,611,156	99,391

Principal LifeTime 2030 Class 1	3,775,014	3,123,539	651,475	2,628,205	1,939,502	688,703

Principal LifeTime 2040 Class 1	1,355,219	1,130,158	225,061	1,310,756	1,079,671	231,085

Principal LifeTime 2050 Class 1	444,228	282,291	161,937	287,269	262,335	24,934

Principal LifeTime 2060 Class 1	420,073	363,394	56,679	346,165	231,438	114,727

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Principal LifeTime Strategic Income Class 1	693,660	527,100	166,560	470,687	207,510	263,177

Putnam VT Equity Income Class IB	46,535	9,791	36,744	1,604	12,956	(11,352)

Putnam VT Growth Opportunities Class IB	206,773	334,469	(127,696)	141,346	274,332	(132,986)

Putnam VT International Equity Class IB	16,910	8,016	8,894	18,478	7,814	10,664

Real Estate Securities Class 1	294,516	433,231	(138,715)	222,160	290,464	(68,304)

Rydex Basic Materials	3,202	4,635	(1,433)	42,906	5,967	36,939

Rydex Utilities	22,027	3,140	18,887	2,663	55	2,608

SAM Balanced Portfolio Class 1	672,992	769,050	(96,058)	543,787	703,540	(159,753)

SAM Conservative Balanced Portfolio Class 1	522,591	608,174	(85,583)	543,042	423,905	119,137

SAM Conservative Growth Portfolio Class 1	630,473	674,307	(43,834)	528,196	675,048	(146,852)

SAM Flexible Income Portfolio Class 1	458,721	499,363	(40,642)	358,034	279,633	78,401

SAM Strategic Growth Portfolio Class 1	603,369	685,435	(82,066)	444,764	460,182	(15,418)

Short-Term Income Class 1	4,600,334	3,272,165	1,328,169	1,701,413	1,023,933	677,480

SmallCap Class 1	404,739	671,069	(266,330)	312,508	497,060	(184,552)

T. Rowe Price Equity Income Portfolio II	505,944	509,991	(4,047)	373,230	374,987	(1,757)

T. Rowe Price Health Sciences Portfolio II	126,157	97,092	29,065	45,365	34,803	10,562

Templeton Developing Markets VIP Class 2	461,828	452,875	8,953	494,396	457,934	36,462

Templeton Foreign VIP Class 2	197,062	232,865	(35,803)	311,353	465,537	(154,184)

Templeton Global Bond VIP Class 2	381,191	700,508	(319,317)	554,916	436,448	118,468

TOPS Managed Risk Balanced ETF Class 2	4,296	3,251	1,045	9,112	31,132	(22,020)

TOPS Managed Risk Growth ETF Class 2	13,970	44,775	(30,805)	21,073	18,630	2,443

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

TOPS Managed Risk Moderate Growth ETF Class 2 (1)	8,461	15,527	(7,066)	(34,867)	(39,585)	4,718

VanEck Global Hard Assets Class S	49,335	20,218	29,117	40,002	211,443	(171,441)

VanEck Global Hard Assets Initial Class	831,454	788,543	42,911	434,637	770,202	(335,565)

Vanguard VIF Balanced	375,185	433,574	(58,389)	261,906	511,245	(249,339)

Vanguard VIF Equity Index	1,606,858	1,846,041	(239,183)	1,081,969	1,476,629	(394,660)

Vanguard VIF Global Bond Index	496	1	495	—	—	—

Vanguard VIF Mid-Cap Index	1,368,509	1,498,516	(130,007)	999,715	862,198	137,517

Wanger International	69,039	70,450	(1,411)	51,631	31,660	19,971

Wells Fargo VT Index Asset Allocation Class 2	34,210	14,276	19,934	6,685	28,182	(21,497)

Wells Fargo VT Omega Growth Class 2 (1)	(9,628)	(15,092)	5,464	50,803	223,090	(172,287)

(1)Reversals of prior year purchases/redemptions were greater than current year purchases/redemptions, causing negative amounts.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020
6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2020, 2019, 2018, 2017 and 2016 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Global Thematic Growth Class A:
2020	37	$30.23	$1,106	0.69%	—%	39.44%
2019	38	$21.68	$834	0.45%	—%	30.13%
2018	67	$16.66	$1,109	—%	—%	(9.80)%
2017	29	$18.47	$540	0.48%	—%	36.71%
2016	29	$13.51	$388	—%	—%	(0.66)%

AllianceBernstein International Growth Class A:
2020	54	$17.21	$935	1.35%	—%	29.98%
2019	59	$13.24	$783	0.56%	—%	27.43%
2018	60	$10.39	$621	0.69%	—%	(17.41)%
2017	60	$12.58	$754	1.15%	—%	35.12%
2016	62	$9.31	$579	—%	—%	(6.90)%

AllianceBernstein International Value Class A:
2020	192	$8.43	$1,631	2.09%	—%	2.42%
2019	182	$8.22	$1,508	0.78%	—%	3.92%
2018	217	$7.07	$1,536	1.54%	—%	(22.73)%
2017	188	$9.15	$1,719	2.46%	—%	25.34%
2016	150	$7.30	$1,092	1.38%	—%	(0.54)%

AllianceBernstein Small Cap Growth Class A:
2020	61	$53.66	$3,280	—%	—%	54.02%
2019	69	$34.84	$2,414	—%	—%	36.36%
2018	79	$25.55	$2,024	—%	—%	(0.89)%
2017	79	$25.78	$2,044	—%	—%	34.13%
2016	89	$19.22	$1,701	—%	—%	6.48%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
AllianceBernstein Small/Mid Cap Value Class A:
2020	182			$26.95	$4,896	1.10%			—%			3.38%
2019	200			$26.07	$5,202	0.59%			—%			4.53%
2018	196			$21.71	$4,263	0.46%			—%			(15.03)%
2017	232			$25.55	$5,922	0.46%			—%			13.15%
2016	246			$22.58	$5,565	0.61%			—%			25.10%

American Century VP Capital Appreciation Class II:
2020	48			$25.33	$1,223	—%			—%			42.30%
2019	45			$17.80	$804	—%			—%			6.27%
2018	56			$13.16	$733	—%			—%			(5.32)%
2017	104			$13.90	$1,445	—%			—%			21.61%
2016	105			$11.43	$1,205	—%			—%			3.16%

American Century VP Income & Growth Class I:
2020	96	34.61		$29.87	$3,317	1.96%	—%	to	0.75%	11.79%	to	10.96%
2019	104	$30.96	to	$26.92	$3,214	2.08%	—%	to	0.75%	23.99%	to	23.03%
2018	111	$24.97	to	$21.88	$2,766	1.91%	—%	to	0.75%	(6.90)%	to	(7.56)%
2017	122	$26.82	to	$23.67	$3,255	2.36%	—%	to	0.75%	20.49%	to	19.55%
2016	129	$22.26	to	$19.80	$2,869	2.38%	—%	to	0.75%	13.51%	to	12.69%

American Century VP Income & Growth Class II:
2020	242			$37.03	$8,947	1.76%			—%			11.44%
2019	240			$33.23	$7,978	1.81%			—%			5.19%
2018	257			$26.85	$6,897	1.71%			—%			(7.19)%
2017	211			$28.93	$6,112	2.13%			—%			20.29%
2016	220			$24.05	$5,288	2.15%			—%			13.18%

American Century VP Inflation Protection Class II:
2020	176	$14.24	to	$13.15	$2,502	1.37%	—%	to	0.75%	7.55%	to	8.68%
2019	128	$13.00	to	$12.10	$1,663	2.29%	—%	to	0.75%	1.01%	to	8.13%
2018	136	$11.94	to	$11.19	$1,625	2.81%	—%	to	0.75%	(2.85)%	to	(3.53)%
2017	134	$12.29	to	$11.60	$1,648	2.63%	—%	to	0.75%	3.71%	to	2.84%
2016	133	$11.85	to	$11.28	$1,577	1.62%	—%	to	0.75%	4.41%	to	3.68%

American Century VP International Class II:
2020	42			$32.86	$1,364	0.52%			—%			25.66%
2019	94			$26.15	$2,460	0.54%			—%			28.12%
2018	53			$20.41	$1,081	1.19%			—%			(15.28)%
2017	60			$24.09	$1,434	0.68%			—%			30.92%
2016	61			$18.40	$1,115	1.16%			—%			(5.54)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
American Century VP Mid Cap Value Class II:
2020	692	$37.25	to	$34.40	$25,784	1.69%	—%	to	0.75%	1.11%	to	0.38%
2019	816	$36.84	to	$34.27	$30,049	1.92%	—%	to	0.75%	5.50%	to	28.02%
2018	907	$28.56	to	$26.77	$25,909	1.28%	—%	to	0.75%	(12.95)%	to	(13.62)%
2017	888	$32.81	to	$30.99	$29,149	1.39%	—%	to	0.75%	11.45%	to	10.64%
2016	885	$29.44	to	$28.01	$26,054	1.55%	—%	to	0.75%	22.72%	to	21.78%

American Century VP Ultra Class I:
2020	68	$55.53	to	$47.93	$3,759	—%	—%	to	0.75%	49.84%	to	48.71%
2019	68	$37.06	to	$32.23	$2,517	—%	—%	to	0.75%	34.57%	to	33.57%
2018	70	$27.54	to	$24.13	$1,928	0.28%	—%	to	0.75%	0.77%	to	—%
2017	85	$27.33	to	$24.13	$2,325	0.39%	—%	to	0.75%	32.22%	to	31.28%
2016	97	$20.67	to	$18.38	$2,005	0.35%	—%	to	0.75%	4.45%	to	3.67%

American Century VP Ultra Class II:
2020	143			$60.37	$8,614	—%			—%			49.54%
2019	155			$40.37	$6,259	—%			—%			34.48%
2018	176			$30.02	$5,270	0.11%			—%			0.60%
2017	168			$29.84	$5,021	0.23%			—%			31.98%
2016	169			$22.61	$3,810	0.20%			—%			4.34%

American Century VP Value Class II:
2020	654	$36.25	to	$31.52	$23,696	2.16%	—%	to	0.75%	0.83%	to	0.06%
2019	829	$35.95	to	$31.50	$29,814	1.96%	—%	to	0.75%	7.89%	to	26.00%
2018	936	$28.32	to	$25.00	$26,517	1.52%	—%	to	0.75%	(9.29)%	to	(9.97)%
2017	1,093	$31.22	to	$27.77	$34,131	1.50%	—%	to	0.75%	8.59%	to	7.76%
2016	1,178	$28.75	to	$25.77	$33,858	1.58%	—%	to	0.75%	20.24%	to	19.42%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2020	1,005	$15.65	to	$15.00	$15,727	1.80%	—%	to	0.75%	8.68%	to	7.84%
2019	947	$14.40	to	$13.91	$13,633	2.14%	—%	to	0.75%	7.70%	to	20.54%
2018	757	$11.86	to	$11.54	$8,980	2.17%	—%	to	0.75%	(8.70)%	to	(9.35)%
2017	409	$12.99	to	$12.73	$5,309	2.37%	—%	to	0.75%	17.03%	to	16.15%
2016	197	$11.10	to	$10.96	$2,182	3.42%	—%	to	0.75%	18.72%	to	17.85%

American Funds Insurance Series Capital World Bond Class 2:
2020 (15)	182			$12.26	$2,235	1.51%			—%			9.86%
2019	125			$11.16	$1,395	1.76%			—%			7.83%
2018	70			$10.35	$722	2.83%			—%			(1.33)%
2017	96			$10.49	$1,011	0.34%			—%			6.82%
2016	98			$9.82	$958	2.13%			—%			2.72%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
American Funds Insurance Series Global Balanced Class 2:
2020	135	$12.34	to	$12.11	$1,661	1.03%	—%	to	0.75%	10.28%	to	9.49%
2019	124	$11.19	to	$11.06	$1,384	1.75%	—%	to	0.75%	4.78%	to	19.57%
2018 (10)	53	$9.29	to	$9.25	$496	2.49%	—%	to	0.75%	(7.38)%	to	(7.78)%

American Funds Insurance Series Growth Fund Class 2:
2020	704	$32.60	to	$31.02	$22,959	0.31%	—%	to	0.75%	52.05%	to	50.95%
2019	662	$21.44	to	$20.55	$14,203	0.74%	—%	to	0.75%	8.39%	to	29.82%
2018	583	$16.39	to	$15.83	$9,558	0.47%	—%	to	0.75%	(0.24)%	to	(1.00)%
2017	490	$16.43	to	$15.99	$8,048	0.65%	—%	to	0.75%	28.26%	to	27.31%
2016	165	$12.81	to	$12.56	$2,115	1.07%	—%	to	0.75%	9.49%	to	8.65%

American Funds Insurance Series International Fund Class 2:
2020	1,464	$15.25	to	$14.51	$22,327	0.64%	—%	to	0.75%	13.98%	to	13.09%
2019	1,705	$13.38	to	$12.83	$22,812	1.61%	—%	to	0.75%	6.11%	to	21.96%
2018	1,264	$10.89	to	$10.52	$13,766	2.23%	—%	to	0.75%	(13.16)%	to	(13.77)%
2017	497	$12.54	to	$12.20	$6,234	1.46%	—%	to	0.75%	32.14%	to	31.18%
2016	237	$9.49	to	$9.30	$2,248	1.53%	—%	to	0.75%	3.60%	to	2.76%

American Funds Insurance Series New World Fund Class 2:
2020	1,178	$16.60	to	$15.79	$19,555	0.07%	—%	to	0.75%	23.60%	to	22.59%
2019	1,171	$13.43	to	$12.88	$15,735	1.05%	—%	to	0.75%	6.93%	to	28.16%
2018	871	$10.40	to	$10.05	$9,062	0.92%	—%	to	0.75%	(14.05)%	to	(14.69)%
2017	675	$12.10	to	$11.78	$8,164	1.07%	—%	to	0.75%	29.41%	to	28.60%
2016	458	$9.35	to	$9.16	$4,285	1.00%	—%	to	0.75%	5.29%	to	4.45%

BNY Mellon IP MidCap Stock Service Shares:
2020	18	$15.58	to	$14.82	$284	0.53%	—%	to	0.75%	7.82%	to	7.00%
2019	19	$14.45	to	$13.85	$272	0.33%	—%	to	0.75%	5.71%	to	18.99%
2018	17	$12.05	to	$11.64	$200	0.34%	—%	to	0.75%	(15.68)%	to	(16.32)%
2017	19	$14.29	to	$13.91	$271	1.32%	—%	to	0.75%	14.96%	to	14.20%
2016	34	$12.43	to	$12.18	$419	0.85%	—%	to	0.75%	15.20%	to	14.26%

BNY Mellon IP Technology Growth Service Shares:
2020	120			$50.74	$6,094	0.06%			—%			69.59%
2019	119			$29.92	$3,573	—%			—%			25.50%
2018	124			$23.84	$2,956	—%			—%			(1.24)%
2017	102			$24.14	$2,456	—%			—%			42.33%
2016	62			$16.96	$1,058	—%			—%			4.37%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division
BNY Mellon Sustainable U.S. Equity Service Shares:
2020	16	$39.59	$652	0.79%	—%	23.87%
2019	15	$31.96	$478	1.31%	—%	34.00%
2018	17	$23.85	$408	1.37%	—%	(4.64)%
2017	15	$25.01	$370	1.25%	—%	15.04%
2016	23	$21.74	$507	0.91%	—%	10.08%

BNY Mellon VIF Appreciation Service Shares:
2020	91	$43.07	$3,907	0.52%	—%	23.30%
2019	126	$34.93	$4,413	0.90%	—%	35.81%
2018	130	$25.72	$3,348	1.03%	—%	(7.11)%
2017	142	$27.69	$3,937	1.11%	—%	27.02%
2016	176	$21.80	$3,834	1.40%	—%	7.60%

BNY Mellon VIF Opportunistic Small Cap Service Shares:
2020	188	$28.37	$5,333	0.41%	—%	19.55%
2019	201	$23.73	$4,767	—%	—%	21.51%
2018	231	$19.53	$4,520	—%	—%	(19.30)%
2017	224	$24.20	$5,431	—%	—%	24.36%
2016	235	$19.46	$4,568	—%	—%	16.81%

Bond Market Index Class 1:
2020	2,334	$12.92	$30,160	3.03%	—%	7.22%
2019	1,404	$12.05	$16,915	2.78%	—%	8.46%
2018	971	$11.11	$10,787	2.38%	—%	(0.18)%
2017	709	$11.13	$7,887	1.88%	—%	3.25%
2016	376	$10.78	$4,049	1.96%	—%	2.37%

Calvert EAFE International Index Class F:
2020	704	$14.05	$9,891	3.48%	—%	7.58%
2019	579	$13.06	$7,557	2.87%	—%	21.04%
2018	399	$10.79	$4,307	3.46%	—%	(13.82)%
2017	302	$12.52	$3,777	2.55%	—%	24.45%
2016	280	$10.06	$2,821	3.09%	—%	0.20%

Calvert Investment Grade Bond Index Class I:
2020	286	$12.72	$3,635	2.87%	—%	7.34%
2019	230	$11.85	$2,725	3.10%	—%	0.51%
2018	205	$10.94	$2,238	2.89%	—%	(0.36)%
2017	333	$10.98	$3,654	2.80%	—%	3.58%
2016	296	$10.60	$3,142	4.65%	—%	2.51%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Calvert Russell 2000 Small Cap Index Class F:
2020	1,124			$32.25	$36,231	1.04%			—%			19.40%
2019	1,229			$27.01	$33,191	0.91%			—%			6.34%
2018	1,188			$21.64	$25,715	1.12%			—%			(11.46)%
2017	1,137			$24.44	$27,786	0.77%			—%			14.10%
2016	1,040			$21.42	$22,268	0.44%			—%			20.61%

Calvert S&P 500 Index Portfolio:
2020	113	$22.39	to	$21.29	$2,532	1.77%	—%	to	0.75%	18.09%	to	17.24%
2019	94	$18.96	to	$18.16	$1,772	1.66%	—%	to	0.75%	31.21%	to	30.18%
2018	101	$14.45	to	$13.95	$1,461	1.90%	—%	to	0.75%	(4.75)%	to	(5.49)%
2017	86	$15.17	to	$14.76	$1,310	1.47%	—%	to	0.75%	21.46%	to	20.59%
2016	71	$12.49	to	$12.24	$884	1.40%	—%	to	0.75%	11.52%	to	10.77%

Calvert S&P MidCap 400 Index Class F:
2020	79			$30.39	$2,409	1.26%			—%			13.10%
2019	85			$26.87	$2,296	1.18%			—%			4.96%
2018	81			$21.40	$1,731	1.18%			—%			(11.57)%
2017	78			$24.20	$1,885	0.72%			—%			15.62%
2016	73			$20.93	$1,532	0.54%			—%			19.94%

ClearBridge Mid Cap Class I:
2020	28	$15.82	to	$15.17	$441	0.27%	—%	to	0.75%	15.31%	to	14.49%
2019	29	$13.72	to	$13.25	$394	0.51%	—%	to	0.75%	6.11%	to	31.97%
2018	34	$10.32	to	$10.04	$351	0.58%	—%	to	0.75%	(12.47)%	to	(13.15)%
2017	26	$11.79	to	$11.56	$302	0.65%	—%	to	0.75%	12.82%	to	11.91%
2016	10	$10.45	to	$10.33	$99	1.00%	—%	to	0.75%	9.31%	to	8.51%

ClearBridge Small Cap Growth Class I:
2020	980			$30.01	$29,401	—%			—%			43.25%
2019	968			$20.95	$20,265	—%			—%			26.89%
2018	964			$16.51	$15,923	—%			—%			3.45%
2017	712			$15.96	$11,370	—%			—%			24.30%
2016	575			$12.84	$7,382	—%			—%			5.77%

Core Plus Bond Class 1:
2020	3,969	$27.01	to	$53.22	$123,239	3.83%	—%	to	0.75%	9.53%	to	8.75%
2019	4,531	$24.66	to	$48.94	$128,314	3.26%	—%	to	0.75%	1.07%	to	8.97%
2018	3,930	$22.46	to	$44.91	$101,465	3.47%	—%	to	0.75%	(1.40)%	to	(2.16)%
2017	3,472	$22.78	to	$45.90	$90,934	2.91%	—%	to	0.75%	4.83%	to	4.03%
2016	3,453	$21.73	to	$44.12	$86,300	3.46%	—%	to	0.75%	4.07%	to	3.30%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Delaware High Yield Service Class:
2020	78			$12.77	$996	5.39%			—%			6.95%
2019	61			$11.94	$724	4.93%			—%			16.03%
2018	68			$10.29	$700	5.79%			—%			(4.72)%
2017	57			$10.80	$615	5.67%			—%			7.25%
2016	50			$10.07	$502	5.53%			—%			12.89%

Delaware Small Cap Value Service Class:
2020	661	$27.86	to	$25.73	$18,429	1.11%	—%	to	0.75%	(2.18)%	to	(2.91)%
2019	753	$28.48	to	$26.50	$21,432	0.76%	—%	to	0.75%	6.03%	to	26.79%
2018	804	$22.30	to	$20.90	$17,921	0.60%	—%	to	0.75%	(16.95)%	to	(17.59)%
2017	820	$26.85	to	$25.36	$22,003	0.64%	—%	to	0.75%	11.78%	to	10.94%
2016	841	$24.02	to	$22.86	$20,204	0.70%	—%	to	0.75%	31.04%	to	30.11%

Delaware Smid Cap Core Service Class:
2020	89	$25.61	to	$23.83	$2,279	0.30%	—%	to	0.75%	10.72%	to	9.92%
2019	109	$23.13	to	$21.68	$2,518	0.30%	—%	to	0.75%	5.09%	to	28.28%
2018	121	$17.89	to	$16.90	$2,161	—%	—%	to	0.75%	(12.43)%	to	(13.07)%
2017	128	$20.43	to	$19.44	$2,611	0.08%	—%	to	0.75%	18.37%	to	17.53%
2016	131	$17.26	to	$16.54	$2,255	—%	—%	to	0.75%	8.01%	to	7.19%

Diversified Balanced Class 1:
2020	1,252	$13.76	to	$13.40	$17,173	2.36%	—%	to	0.75%	12.88%	to	12.13%
2019	1,295	$12.19	to	$11.95	$15,744	2.11%	—%	to	0.75%	18.46%	to	17.50%
2018	1,350	$10.29	to	$10.17	$13,871	2.68%	—%	to	0.75%	(3.11)%	to	(3.88)%
2017 (9)	1,461	$10.62	to	$10.58	$15,511	2.40%	—%	to	0.75%	6.31%	to	5.91%

Diversified International Class 1:
2020	4,798	$28.63	to	$26.23	$179,272	2.62%	—%	to	0.75%	16.15%	to	15.30%
2019	4,890	$32.26	to	$22.75	$157,206	1.63%	—%	to	0.75%	5.87%	to	21.72%
2018	5,105	$20.09	to	$18.69	$133,726	2.16%	—%	to	0.75%	(17.53)%	to	(18.13)%
2017	4,948	$24.36	to	$22.83	$157,080	1.85%	—%	to	0.75%	29.09%	to	28.11%
2016	4,993	$18.87	to	$17.82	$122,650	2.32%	—%	to	0.75%	0.32%	to	(0.39)%

DWS Alternative Asset Allocation Class B:
2020	36			$11.57	$414	2.46%			—%			5.37%
2019	42			$10.98	$457	4.26%			—%			14.38%
2018	90			$9.60	$867	1.73%			—%			(9.35)%
2017	75			$10.59	$792	1.79%			—%			6.97%
2016	57			$9.90	$560	1.67%			—%			4.98%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
DWS Small Mid Cap Value Class B:
2020	69	$22.38	to	$20.82	$1,536	1.12%	—%	to	0.75%	(1.10)%	to	(1.84)%
2019	68	$22.63	to	$21.21	$1,540	0.39%	—%	to	0.75%	5.11%	to	20.10%
2018	88	$18.70	to	$17.66	$1,639	1.07%	—%	to	0.75%	(16.33)%	to	(16.97)%
2017	129	$22.35	to	$21.27	$2,872	0.36%	—%	to	0.75%	10.15%	to	9.30%
2016	129	$20.29	to	$19.46	$2,626	0.23%	—%	to	0.75%	16.48%	to	15.63%

Equity Income Class 1:
2020	4,314	$29.09	to	$26.19	$125,036	2.12%	—%	to	0.75%	6.44%	to	5.65%
2019	5,278	$27.33	to	$24.79	$143,822	1.90%	—%	to	0.75%	5.73%	to	28.11%
2018	5,540	$21.17	to	$19.35	$116,985	1.55%	—%	to	0.75%	(5.02)%	to	(5.70)%
2017	2,944	$22.29	to	$20.52	$65,606	2.24%	—%	to	0.75%	21.08%	to	20.14%
2016	3,003	$18.41	to	$17.08	$55,270	2.73%	—%	to	0.75%	15.71%	to	14.86%

Fidelity VIP Asset Manager Service Class 2:
2020	39			$30.46	$1,179	1.24%			—%			14.51%
2019	50			$26.60	$1,330	1.30%			—%			18.01%
2018	98			$22.54	$2,214	1.53%			—%			(5.61)%
2017	86			$23.88	$2,065	2.07%			—%			13.77%
2016	61			$20.99	$1,280	1.29%			—%			2.84%

Fidelity VIP Contrafund Initial Class:
2020	840	$62.49	to	$54.31	$86,320	0.25%	—%	to	0.75%	30.57%	to	29.59%
2019	906	$47.86	to	$41.91	$71,296	0.46%	—%	to	0.75%	31.56%	to	30.60%
2018	1,002	$36.37	to	$32.09	$59,773	0.70%	—%	to	0.75%	(6.38)%	to	(7.09)%
2017	1,068	$38.85	to	$34.54	$68,024	0.99%	—%	to	0.75%	21.86%	to	20.98%
2016	1,158	$31.88	to	$28.55	$60,546	0.81%	—%	to	0.75%	8.03%	to	7.21%

Fidelity VIP Contrafund Service Class 2:
2020	1,686			$61.08	$102,967	0.08%			—%			30.23%
2019	1,922			$46.90	$90,129	0.21%			—%			7.05%
2018	2,284			$35.73	$81,619	0.43%			—%			(6.64)%
2017	2,471			$38.27	$94,555	0.75%			—%			21.57%
2016	2,745			$31.48	$86,410	0.62%			—%			7.73%

Fidelity VIP Equity-Income Initial Class:
2020	435	$35.38	to	$27.94	$21,911	1.83%	—%	to	0.75%	6.69%	to	5.87%
2019	476	$33.16	to	$26.39	$22,461	2.00%	—%	to	0.75%	27.42%	to	26.51%
2018	522	$26.02	to	$20.86	$19,320	2.28%	—%	to	0.75%	(8.28)%	to	(8.99)%
2017	544	$28.37	to	$22.92	$21,993	1.67%	—%	to	0.75%	12.89%	to	12.08%
2016	599	$25.13	to	$20.45	$21,497	2.31%	—%	to	0.75%	18.04%	to	17.12%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Fidelity VIP Equity-Income Service Class 2:
2020	702			$32.80	$23,011	1.64%			—%			6.42%
2019	806			$30.82	$24,850	1.83%			—%			6.02%
2018	823			$24.24	$19,948	2.03%			—%			(8.56)%
2017	901			$26.51	$23,876	1.47%			—%			12.66%
2016	973			$23.53	$22,908	2.11%			—%			17.71%

Fidelity VIP Extended Market Index Service Class 2:
2020	6	$12.77	to	$12.62	$80	3.49%	—%	to	0.75%	16.20%	to	15.36%
2019 (12)	1	$10.99	to	$10.94	$6	2.75%	—%	to	0.75%	5.67%	to	9.40%

Fidelity VIP Government Money Market Service Class:
2020	36,524	$10.45	to	$10.07	$381,580	0.22%	—%	to	0.75%	0.29%	to	(0.49)%
2019	25,999	$10.42	to	$10.12	$270,866	1.87%	—%	to	0.75%	0.29%	to	1.20%
2018	24,019	$10.22	to	$10.00	$245,550	1.54%	—%	to	0.75%	1.49%	to	0.70%
2017	22,700	$10.07	to	$9.93	$228,535	0.57%	—%	to	0.75%	0.60%	to	(0.10)%
2016 (4)	25,809	$10.01	to	$9.94	$258,348	0.12%	—%	to	0.75%	0.10%	to	(0.60)%

Fidelity VIP Growth Service Class 2:
2020	397	$57.80	to	$50.26	$22,910	0.04%	—%	to	0.75%	43.57%	to	42.50%
2019	482	$40.26	to	$35.27	$19,414	0.06%	—%	to	0.75%	33.98%	to	32.94%
2018	584	$30.05	to	$26.53	$17,547	0.04%	—%	to	0.75%	(0.43)%	to	(1.15)%
2017	631	$30.18	to	$26.84	$19,031	0.08%	—%	to	0.75%	34.79%	to	33.80%
2016	656	$22.39	to	$20.06	$14,678	—%	—%	to	0.75%	0.54%	to	(0.20)%

Fidelity VIP High Income Initial Class:
2020	168	$24.67	to	$27.84	$4,864	5.04%	—%	to	0.75%	2.74%	to	1.98%
2019	179	$24.01	to	$27.30	$5,031	5.13%	—%	to	0.75%	15.10%	to	14.23%
2018	195	$20.86	to	$23.90	$4,763	5.55%	—%	to	0.75%	(3.29)%	to	(3.98)%
2017	225	$21.57	to	$24.89	$5,636	5.23%	—%	to	0.75%	6.94%	to	6.14%
2016	237	$20.17	to	$23.45	$5,555	5.34%	—%	to	0.75%	14.60%	to	13.72%

Fidelity VIP High Income Service Class 2:
2020	536			$34.03	$18,244	4.98%			—%			2.44%
2019	660			$33.22	$21,942	5.46%			—%			1.87%
2018	667			$28.95	$19,300	5.32%			—%			(3.60)%
2017	707			$30.03	$21,248	4.94%			—%			6.91%
2016	757			$28.09	$21,271	5.37%			—%			14.14%

Fidelity VIP International Index Service Class 2:
2020	84	$12.16	to	$12.02	$1,018	1.88%	—%	to	0.75%	10.34%	to	9.47%
2019 (12)	51	$11.02	to	$10.98	$565	7.97%	—%	to	0.75%	5.25%	to	9.80%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Fidelity VIP Mid Cap Service Class 2:
2020	623			$36.81	$31,977	0.40%			—%			17.86%
2019	761			$50.10	$33,133	0.64%			—%			6.35%
2018	933			$25.35	$33,037	0.40%			—%			(14.79)%
2017	977			$29.75	$41,240	0.46%			—%			20.54%
2016	1,159			$24.68	$41,071	0.32%			—%			11.93%

Fidelity VIP Strategic Income Service Class 2:
2020	409			$11.96	$4,888	3.24%			—%			7.17%
2019	382			$11.16	$4,259	4.09%			—%			10.60%
2018	92			$10.09	$931	6.71%			—%			(2.89)%
2017 (8)	5			$10.39	$57	17.25%			—%			3.80%

Fidelity VIP Total Market Index Service Class 2:
2020	66	$13.55	to	$13.39	$888	2.38%	—%	to	0.75%	20.02%	to	19.02%
2019 (12)	28	$11.29	to	$11.25	$320	3.09%	—%	to	0.75%	6.51%	to	12.50%

Franklin Income VIP Class 2:
2020	390			$34.02	$13,275	5.68%			—%			0.71%
2019	527			$33.78	$17,792	5.02%			—%			16.04%
2018	519			$29.11	$15,106	4.69%			—%			(4.31)%
2017	534			$30.42	$16,257	4.07%			—%			9.66%
2016	592			$27.74	$16,407	5.02%			—%			14.02%

Franklin Mutual Global Discovery VIP Class 2:
2020	263			$37.16	$9,771	2.16%			—%			(4.45)%
2019	367			$38.89	$14,259	1.38%			—%			5.88%
2018	554			$31.27	$17,338	2.31%			—%			(11.22)%
2017	672			$35.22	$23,667	1.82%			—%			8.57%
2016	826			$32.44	$26,792	1.66%			—%			12.17%

Franklin Mutual Shares VIP Class 2:
2020	393			$28.02	$11,001	2.88%			—%	(5.05)%	to	(5.05)%
2019	409			$29.51	$12,068	1.81%			—%			22.55%
2018	419			$24.08	$10,089	2.40%			—%			(9.06)%
2017	393			$26.48	$10,409	2.37%			—%			8.35%
2016	322			$24.44	$7,869	2.09%			—%			16.05%

Franklin Rising Dividends VIP Class 2:
2020	460			$46.33	$21,300	1.28%			—%			15.97%
2019	533			$39.95	$21,297	1.26%			—%			6.28%
2018	607			$30.91	$18,768	1.26%			—%			(5.07)%
2017	656			$32.56	$21,349	1.50%			—%			20.55%
2016	641			$27.01	$17,321	1.33%			—%			16.02%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin Small Cap Value VIP Class 2:
2020	379	$43.57	to	$40.54	$16,533	1.52%	—%	to	0.75%	5.19%	to	4.40%
2019	438	$41.42	to	$38.83	$18,134	1.08%	—%	to	0.75%	4.36%	to	25.42%
2018	476	$32.79	to	$30.96	$15,617	0.95%	—%	to	0.75%	(12.86)%	to	(13.54)%
2017	607	$37.63	to	$35.81	$22,859	0.51%	—%	to	0.75%	10.64%	to	9.81%
2016	640	$34.01	to	$32.61	$21,763	0.78%	—%	to	0.75%	30.21%	to	29.25%

Franklin Strategic Income VIP Class 2:
2020	997			$17.89	$17,844	4.82%			—%			3.41%
2019	1,013			$17.30	$17,524	4.91%			—%			8.06%
2018	1,114			$16.01	$17,841	2.59%			—%			(2.14)%
2017	999			$16.36	$16,341	3.03%			—%			4.54%
2016	778			$15.65	$12,173	3.56%			—%			7.93%

Franklin U.S. Government Securities VIP Class 2:
2020	27			$12.73	$350	5.04%			—%			3.83%
2019	34			$12.26	$418	4.14%			—%			5.24%
2018	125			$11.65	$1,453	2.59%			—%			0.34%
2017	95			$11.61	$1,104	2.63%			—%			1.40%
2016	106			$11.45	$1,210	2.56%			—%			0.62%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2020	64			$28.02	$1,788	0.25%			—%			8.60%
2019	71			$25.80	$1,831	0.46%			—%			24.82%
2018	74			$20.67	$1,530	0.85%			—%			(8.62)%
2017	32			$22.62	$721	0.54%			—%			11.59%
2016	31			$20.27	$626	1.06%			—%			23.15%

Government & High Quality Bond Class 1:
2020	3,818	$15.11	to	$13.79	$57,666	2.59%	—%	to	0.75%	2.86%	to	2.07%
2019	3,674	$14.69	to	$13.51	$53,941	2.89%	—%	to	0.75%	0.62%	to	5.63%
2018	3,111	$13.80	to	$12.79	$42,915	3.78%	—%	to	0.75%	0.95%	to	0.16%
2017	3,159	$13.67	to	$12.77	$43,181	4.03%	—%	to	0.75%	1.86%	to	1.11%
2016	3,278	$13.42	to	$12.63	$43,977	3.52%	—%	to	0.75%	1.82%	to	1.04%

International Emerging Markets Class 1:
2020	915	$50.65	to	$44.16	$46,470	2.44%	—%	to	0.75%	19.23%	to	18.36%
2019	1,023	$42.48	to	$37.31	$43,551	0.90%	—%	to	0.75%	6.87%	to	16.70%
2018	1,101	$36.22	to	$31.97	$39,874	1.21%	—%	to	0.75%	(21.02)%	to	(21.60)%
2017	1,143	$45.86	to	$40.78	$52,398	1.28%	—%	to	0.75%	40.85%	to	39.75%
2016	1,073	$32.56	to	$29.18	$34,927	1.15%	—%	to	0.75%	9.41%	to	8.60%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Invesco American Franchise Series I:
2020	103	$38.06	to	$35.66	$3,913	0.07%	—%	to	0.75%	42.39%	to	41.28%
2019	108	$26.73	to	$25.24	$2,882	—%	—%	to	0.75%	36.73%	to	35.77%
2018	116	$19.55	to	$18.59	$2,267	—%	—%	to	0.75%	(3.60)%	to	(4.37)%
2017	114	$20.28	to	$19.44	$2,311	0.08%	—%	to	0.75%	27.31%	to	26.40%
2016	127	$15.93	to	$15.38	$2,018	—%	—%	to	0.75%	2.25%	to	1.52%

Invesco American Franchise Series II:
2020	106			$37.22	$3,950	—%			—%			42.01%
2019	105			$26.21	$2,758	—%			—%			8.13%
2018	108			$19.21	$2,078	—%			—%			(3.90)%
2017	104			$19.99	$2,089	—%			—%			27.00%
2016	104			$15.74	$1,643	—%			—%			2.01%

Invesco American Value Series I:
2020	16	$12.21	to	$11.71	$195	1.10%	—%	to	0.75%	1.08%	to	0.43%
2019	12	$12.08	to	$11.66	$143	0.75%	—%	to	0.75%	7.28%	to	24.04%
2018	10	$9.66	to	$9.40	$96	0.51%	—%	to	0.75%	(12.66)%	to	(13.28)%
2017	9	$11.06	to	$10.84	$99	0.89%	—%	to	0.75%	9.94%	to	9.16%
2016	6	$10.06	to	$9.93	$58	0.52%	—%	to	0.75%	15.50%	to	14.53%

Invesco Core Equity Series I:
2020	214	$31.16	to	$26.90	$6,651	1.36%	—%	to	0.75%	13.85%	to	13.03%
2019	234	$27.37	to	$23.80	$6,409	0.96%	—%	to	0.75%	28.98%	to	27.96%
2018	258	$21.22	to	$18.60	$5,475	0.84%	—%	to	0.75%	(9.43)%	to	(10.06)%
2017	310	$23.43	to	$20.68	$7,253	1.05%	—%	to	0.75%	13.19%	to	12.33%
2016	330	$20.70	to	$18.41	$6,828	0.74%	—%	to	0.75%	10.28%	to	9.45%

Invesco Core Equity Series II:
2020	220			$43.97	$9,688	1.06%			—%			13.56%
2019	252			$38.72	$9,763	0.17%			—%			6.34%
2018	277			$30.09	$8,323	—%			—%			(9.61)%
2017	300			$33.29	$9,998	0.81%			—%			12.89%
2016	304			$29.49	$8,969	0.51%			—%			10.00%

Invesco Global Real Estate Series I:
2020	97			$11.95	$1,158	5.30%			—%			(12.33)%
2019	86			$13.63	$1,166	0.04%			—%			23.01%
2018	88			$11.08	$972	3.92%			—%			(6.18)%
2017	77			$11.81	$911	3.13%			—%			13.12%
2016	74			$10.44	$777	1.79%			—%			1.95%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Invesco Health Care Series I:
2020	525	$43.25	to	$37.32	$22,697	0.32%	—%	to	0.75%	14.48%	to	13.57%
2019	529	$37.78	to	$32.86	$19,992	0.04%	—%	to	0.75%	14.07%	to	31.55%
2018	573	$28.51	to	$24.98	$16,348	—%	—%	to	0.75%	0.88%	to	0.12%
2017	616	$28.26	to	$24.95	$17,407	0.36%	—%	to	0.75%	15.82%	to	14.98%
2016	704	$24.40	to	$21.70	$17,161	—%	—%	to	0.75%	(11.47)%	to	(12.11)%

Invesco International Growth Series I:
2020	411			$39.54	$16,235	2.39%			—%			14.01%
2019	420			$34.68	$14,563	1.42%			—%			28.54%
2018	596			$26.98	$16,083	1.93%			—%			(14.97)%
2017	800			$31.73	$25,386	1.46%			—%			22.98%
2016	751			$25.80	$19,384	1.44%			—%			(0.42)%

Invesco Mid Cap Core Equity Series II:
2020	16	$26.83	to	$24.96	$421	0.51%	—%	to	0.75%	8.93%	to	8.10%
2019	14	$24.63	to	$23.09	$355	0.22%	—%	to	0.75%	6.62%	to	24.14%
2018	18	$19.70	to	$18.60	$345	0.12%	—%	to	0.75%	(11.58)%	to	(12.26)%
2017	31	$22.28	to	$21.20	$687	0.35%	—%	to	0.75%	14.67%	to	13.79%
2016	24	$19.43	to	$18.63	$465	—%	—%	to	0.75%	13.16%	to	12.30%

Invesco Oppenheimer Main Street Small Cap Series II:
2020	197			$36.10	$7,122	0.37%			—%			19.62%
2019	199			$30.18	$6,016	—%			—%			6.23%
2018	211			$23.93	$5,048	0.06%			—%			(10.51)%
2017	172			$26.74	$4,589	0.64%			—%			13.88%
2016	163			$23.48	$3,838	0.24%			—%			17.69%

Invesco Oppenheimer VI Discovery Mid Cap Growth:
2020 (13)	265	$15.00	to	$14.92	$3,978	—%	—%	to	0.75%	48.22%	to	47.58%

Invesco Small Cap Equity Series I:
2020	374	$27.66	to	$24.96	$10,603	0.35%	—%	to	0.75%	27.23%	to	26.32%
2019	437	$22.74	to	$19.76	$9,708	—%	—%	to	0.75%	26.61%	to	25.62%
2018	478	$17.17	to	$15.73	$8,387	—%	—%	to	0.75%	(15.08)%	to	(15.70)%
2017	496	$20.22	to	$18.66	$10,240	—%	—%	to	0.75%	14.04%	to	13.23%
2016	523	$17.73	to	$16.48	$9,472	—%	—%	to	0.75%	12.07%	to	11.20%

Invesco Technology Series I:
2020	413	$30.84	to	$26.61	$12,726	—%	—%	to	0.75%	46.16%	to	45.01%
2019	405	$21.10	to	$18.35	$8,533	—%	—%	to	0.75%	35.87%	to	34.83%
2018	481	$15.53	to	$13.61	$7,456	—%	—%	to	0.75%	(0.45)%	to	(1.16)%
2017	403	$15.60	to	$13.77	$6,285	—%	—%	to	0.75%	35.06%	to	34.08%
2016	385	$11.55	to	$10.27	$4,445	—%	—%	to	0.75%	(0.69)%	to	(1.44)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Balanced Service Shares:
2020	800			$44.02	$35,208	2.05%			—%			14.04%
2019	771			$38.60	$29,768	1.65%			—%			22.27%
2018	706			$31.57	$22,282	1.79%			—%			0.41%
2017	627			$31.44	$19,717	1.38%			—%			18.15%
2016	610			$26.61	$16,237	1.92%			—%			4.31%

Janus Henderson Enterprise Service Shares:
2020	1,323	$56.02	to	$48.35	$74,115	0.05%	—%	to	0.75%	19.17%	to	18.30%
2019	1,527	$47.01	to	$40.87	$71,794	0.05%	—%	to	0.75%	5.66%	to	34.13%
2018	1,402	$34.78	to	$30.47	$48,773	0.13%	—%	to	0.75%	(10.52)%	to	(1.42)%
2017	1,275	$35.01	to	$30.91	$44,649	0.53%	—%	to	0.75%	27.08%	to	26.16%
2016	1,181	$27.55	to	$24.50	$32,522	0.70%	—%	to	0.75%	12.08%	to	11.26%

Janus Henderson Flexible Bond Service Shares:
2020	1,683			$26.32	$44,288	2.45%			—%			10.26%
2019	1,621			$23.87	$38,697	2.75%			—%			9.24%
2018	1,912			$21.85	$41,777	2.62%			—%			(1.27)%
2017	2,221			$22.13	$49,161	2.49%			—%			3.36%
2016	2,279			$21.41	$48,806	2.45%			—%			2.20%

Janus Henderson Forty Service Shares:
2020	455			$42.71	$19,438	0.63%			—%			39.03%
2019	486			$30.72	$14,937	0.02%			—%			6.85%
2018	547			$22.45	$12,281	1.27%			—%			1.72%
2017	454			$22.07	$10,018	—%			—%			29.98%
2016	366			$16.98	$6,208	0.86%			—%			1.98%

Janus Henderson Global Research Service Shares:
2020	175			$30.63	$5,370	0.63%			—%			19.79%
2019	192			$25.57	$4,909	0.87%			—%			28.69%
2018	207			$19.87	$4,113	1.04%			—%			(7.06)%
2017	125			$21.38	$2,662	0.66%			—%			26.66%
2016	127			$16.88	$2,149	1.00%			—%			1.81%

Janus Henderson Global Technology and Innovation Service Shares
2020 (16)	234	$17.65	to	$17.44	$4,126	—%	—%	to	0.75%	50.73%	to	49.57%
2019 (12)	34	$11.71	to	$11.66	$399	—%	—%	to	0.75%	8.73%	to	16.60%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Janus Henderson Overseas Service Shares:
2020	78			$35.11	$2,722	1.19%			—%			15.99%
2019	111			$30.27	$3,349	1.81%			—%			26.71%
2018	132			$23.89	$3,150	1.67%			—%			(15.13)%
2017	130			$28.15	$3,649	1.55%			—%			30.81%
2016	144			$21.52	$3,099	5.00%			—%			(6.72)%

JP Morgan Core Bond Class I:
2020	354			$16.96	$6,008	1.79%			—%			7.89%
2019	211			$15.72	$3,318	2.51%			—%			8.12%
2018	190			$14.54	$2,767	2.24%			—%			0.07%
2017	203			$14.53	$2,953	2.35%			—%			3.56%
2016	217			$14.03	$3,050	2.54%			—%			2.11%

JP Morgan Small Cap Core Class I:
2020	56			$49.39	$2,751	1.00%			—%			13.70%
2019	88			$43.44	$3,827	0.40%			—%			24.58%
2018	107			$34.87	$3,740	0.39%			—%			(11.94)%
2017	150			$39.60	$5,930	0.32%			—%			15.25%
2016	159			$34.36	$5,463	0.52%			—%			20.18%

LargeCap Growth I Class 1:
2020	4,019	$59.29	to	$49.62	$389,617	0.03%	—%	to	0.75%	36.17%	to	35.17%
2019	4,456	$72.40	to	$36.71	$317,348	0.05%	—%	to	0.75%	7.45%	to	33.93%
2018	3,602	$32.27	to	$27.41	$190,724	0.04%	—%	to	0.75%	3.60%	to	2.81%
2017	3,682	$31.15	to	$26.66	$187,992	0.03%	—%	to	0.75%	33.75%	to	32.70%
2016	3,891	$23.29	to	$20.09	$148,226	—%	—%	to	0.75%	1.26%	to	0.50%

LargeCap S&P 500 Index Class 1:
2020	7,971	$39.69	to	$34.95	$316,374	1.67%	—%	to	0.75%	18.09%	to	17.20%
2019	6,347	$33.61	to	$29.82	$213,356	1.89%	—%	to	0.75%	6.63%	to	30.10%
2018	6,210	$25.64	to	$22.92	$159,228	1.73%	—%	to	0.75%	(4.58)%	to	(5.29)%
2017	5,891	$26.87	to	$24.20	$158,276	1.68%	—%	to	0.75%	21.47%	to	20.58%
2016	5,316	$22.12	to	$20.07	$117,572	1.68%	—%	to	0.75%	11.60%	to	10.76%

Lord Abbett Series Fund Developing Growth Class VC:
2020	86	$34.44	to	$33.26	$2,960	—%	—%	to	0.75%	72.63%	to	71.27%
2019	40	$19.95	to	$19.42	$801	—%	—%	to	0.75%	4.56%	to	30.77%
2018	36	$15.14	to	$14.85	$552	—%	—%	to	0.75%	4.85%	to	4.14%
2017	1	$14.44	to	$14.26	$11	—%	—%	to	0.75%	29.97%	to	28.93%
2016 (5)	—	$11.11	to	$11.06	$3	—%	—%	to	0.75%	10.66%	to	10.16%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
MFS Blended Research Small Cap Equity Service Class:
2020	114	$16.64	to	$16.08	$1,902	0.62%	—%	to	0.75%	2.09%	to	1.39%
2019	94	$16.30	to	$15.86	$1,529	0.49%	—%	to	0.75%	8.09%	to	25.38%
2018	55	$12.90	to	$12.65	$713	0.70%	—%	to	0.75%	(5.36)%	to	(6.02)%
2017	7	$13.63	to	$13.46	$98	0.74%	—%	to	0.75%	14.73%	to	13.78%
2016 (5)	1	$11.88	to	$11.83	$15	0.24%	—%	to	0.75%	18.92%	to	18.42%

MFS Global Equity Service Class:
2020	310			$36.21	$11,230	0.99%			—%			13.05%
2019	295			$32.03	$9,456	0.99%			—%			30.20%
2018	235			$24.60	$5,773	0.71%			—%			(9.92)%
2017	252			$27.31	$6,895	0.72%			—%			23.74%
2016	197			$22.07	$4,355	0.70%			—%			7.03%

MFS Growth Service Class:
2020	684			$70.79	$48,412	—%			—%			31.53%
2019	799			$53.82	$43,012	—%			—%			37.79%
2018	805			$39.06	$31,443	—%			—%			2.41%
2017	767			$38.14	$29,261	—%			—%			31.07%
2016	656			$29.10	$19,087	—%			—%			2.18%

MFS Inflation-Adjusted Bond Service Class:
2020	79			$12.15	$964	0.26%			—%			13.23%
2019	35			$10.73	$374	1.54%			—%			8.06%
2018	12			$9.93	$117	1.63%			—%			(4.70)%
2017	5			$10.42	$52	—%			—%			7.98%
2016	2			$9.65	$21	—%			—%			2.33%

MFS International Intrinsic Value Service Class:
2020	1,415			$21.18	$29,981	0.78%			—%			20.20%
2019	1,239			$17.62	$21,840	1.53%			—%			25.68%
2018	924			$14.02	$12,961	0.94%			—%			(9.72)%
2017	749			$15.53	$11,636	1.34%			—%			26.78%
2016	567			$12.25	$6,946	1.16%			—%			3.81%

MFS Mid Cap Growth Service Class:
2020	8			$48.64	$389	—%			—%			36.13%
2019	15			$35.73	$552	—%			—%			38.27%
2018	75			$25.84	$1,940	—%			—%			0.94%
2017	27			$25.60	$694	—%			—%			26.67%
2016	28			$20.21	$571	—%			—%			4.66%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
MFS Mid Cap Value Portfolio Service Class:
2020	195	$14.52	to	$13.91	$2,834	1.01%	—%	to	0.75%	3.71%	to	2.88%
2019	215	$14.00	to	$13.52	$3,016	0.72%	—%	to	0.75%	5.98%	to	29.75%
2018	103	$10.71	to	$10.42	$1,105	0.68%	—%	to	0.75%	(11.63)%	to	(12.29)%
2017	89	$12.12	to	$11.88	$1,083	1.04%	—%	to	0.75%	13.38%	to	12.50%
2016	77	$10.69	to	$10.56	$822	0.73%	—%	to	0.75%	15.82%	to	14.91%

MFS New Discovery Service Class:
2020	299	$67.14	to	$62.46	$20,073	—%	—%	to	0.75%	45.58%	to	44.48%
2019	347	$46.12	to	$43.23	$15,987	—%	—%	to	0.75%	8.70%	to	40.22%
2018	381	$32.64	to	$30.83	$12,422	—%	—%	to	0.75%	(1.72)%	to	(2.47)%
2017	343	$33.21	to	$31.61	$11,406	—%	—%	to	0.75%	26.32%	to	25.39%
2016	354	$26.29	to	$25.21	$9,297	—%	—%	to	0.75%	8.82%	to	8.01%

MFS New Discovery Value Service Class:
2020	105	$17.10	to	$16.52	$1,802	0.74%	—%	to	0.75%	3.76%	to	2.99%
2019	62	$16.48	to	$16.04	$1,019	0.37%	—%	to	0.75%	6.32%	to	32.45%
2018	25	$12.35	to	$12.11	$310	0.28%	—%	to	0.75%	(11.02)%	to	(11.67)%
2017	20	$13.88	to	$13.71	$281	0.92%	—%	to	0.75%	15.00%	to	14.15%
2016 (5)	2	$12.07	to	$12.01	$29	0.31%	—%	to	0.75%	21.31%	to	20.70%

MFS Research International Portfolio Service Class:
2020	188			$14.33	$2,693	1.77%			—%			12.75%
2019	219			$12.71	$2,787	1.22%			—%			27.61%
2018	219			$9.96	$2,182	1.18%			—%			(14.29)%
2017	253			$11.62	$2,945	1.69%			—%			27.97%
2016	225			$9.08	$2,043	1.22%			—%			(0.98)%

MFS Total Return Service Class:
2020	177			$22.87	$4,038	2.00%			—%			9.53%
2019	164			$20.88	$3,416	2.30%			—%			20.14%
2018	149			$17.38	$2,595	2.03%			—%			(5.90)%
2017	118			$18.47	$2,181	2.30%			—%			12.08%
2016	77			$16.48	$1,270	2.89%			—%			8.78%

MFS Utilities Service Class:
2020	212			$22.48	$4,760	2.23%			—%			5.64%
2019	216			$21.28	$4,604	3.77%			—%			2.60%
2018	225			$17.05	$3,845	0.85%			—%			0.77%
2017	223			$16.92	$3,765	4.16%			—%			14.48%
2016	222			$14.78	$3,288	3.67%			—%			11.30%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
MFS Value Service Class:
2020	860			$40.95	$35,229	1.36%			—%			3.20%
2019	1,023			$39.68	$40,604	1.91%			—%			29.50%
2018	1,041			$30.64	$31,883	1.30%			—%			(10.36)%
2017	1,125			$34.18	$38,445	1.74%			—%			17.38%
2016	1,140			$29.12	$33,197	1.95%			—%			13.75%

MidCap Class 1:
2020	1,616	$114.79	to	$404.58	$244,972	0.72%	—%	to	0.75%	16.24%	to	17.45%
2019	1,824	$97.00	to	$344.48	$233,335	0.27%	—%	to	0.75%	43.09%	to	42.03%
2018	2,005	$67.79	to	$242.54	$179,111	0.28%	—%	to	0.75%	(6.55)%	to	(7.25)%
2017	2,188	$72.54	to	$261.50	$209,664	0.54%	—%	to	0.75%	25.52%	to	24.58%
2016	2,340	$57.79	to	$209.90	$179,257	0.41%	—%	to	0.75%	10.37%	to	9.54%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2020	60			$21.57	$1,298	—%			—%			39.70%
2019	52			$15.44	$796	—%			—%			32.53%
2018	53			$11.65	$618	—%			—%			(6.58)%
2017	62			$12.47	$770	—%			—%			24.58%
2016	85			$10.01	$853	—%			—%			4.16%

Neuberger Berman AMT Sustainable Equity I Class:
2020	533			$13.09	$6,979	0.62%			—%			19.54%
2019 (11)	899			$10.95	$9,838	0.54%			—%			6.52%

PIMCO All Asset Administrative Class:
2020	130			$14.91	$1,933	5.07%			—%			8.04%
2019	157			$13.80	$2,164	2.88%			—%			11.83%
2018	219			$12.34	$2,702	3.13%			—%			(5.37)%
2017	242			$13.04	$3,162	4.84%			—%			13.49%
2016	210			$11.49	$2,411	2.71%			—%			12.98%

PIMCO Commodity Real Return Strategy Administrative Class:
2020	129			$6.21	$799	6.12%			—%			1.31%
2019	115			$6.13	$705	4.37%			—%			11.45%
2018	110			$5.50	$607	2.15%			—%			(14.06)%
2017	105			$6.40	$671	10.99%			—%			2.07%
2016	72			$6.27	$450	1.18%			—%			15.26%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division
PIMCO Emerging Market Bond Administrative Class:
2020	122	$15.07	$1,833	4.50%	—%	6.73%
2019	90	$14.12	$1,270	4.39%	—%	14.80%
2018	95	$12.30	$1,170	4.15%	—%	(4.73)%
2017	101	$12.91	$1,298	4.97%	—%	9.87%
2016	81	$11.75	$950	5.26%	—%	13.31%

PIMCO High Yield Administrative Class:
2020	922	$21.20	$19,536	4.80%	—%	5.74%
2019	848	$20.05	$16,989	4.88%	—%	14.77%
2018	744	$17.47	$13,003	5.09%	—%	(2.67)%
2017	660	$17.95	$11,845	4.80%	—%	6.65%
2016	544	$16.83	$9,159	5.17%	—%	12.42%

PIMCO Long-Term U.S. Government Administrative Class:
2020	84	$15.60	$1,310	1.53%	—%	17.38%
2019	19	$13.29	$252	2.25%	—%	13.40%
2018	62	$11.72	$730	2.39%	—%	(2.41)%
2017	60	$12.01	$724	2.16%	—%	8.98%
2016	49	$11.02	$536	1.84%	—%	0.64%

PIMCO Low Duration Administrative Class:
2020	159	$10.98	$1,747	1.14%	—%	3.00%
2019	147	$10.66	$1,564	2.68%	—%	4.00%
2018	49	$10.25	$502	2.11%	—%	0.39%
2017	3	$10.21	$31	1.18%	—%	1.29%
2016 (5)	—	$10.08	$—	—%	—%	0.80%

PIMCO Real Return Administrative Class:
2020	1,282	$15.27	$19,584	1.45%	—%	11.70%
2019	936	$13.67	$12,805	1.65%	—%	8.49%
2018	852	$12.60	$10,742	2.44%	—%	(2.25)%
2017	830	$12.89	$10,701	2.36%	—%	3.70%
2016	817	$12.43	$10,161	2.31%	—%	5.16%

PIMCO Short-Term Administrative Class:
2020	3,666	$12.09	$44,313	1.23%	—%	2.28%
2019	3,413	$11.82	$40,357	2.42%	—%	2.78%
2018	2,576	$11.50	$29,633	2.13%	—%	1.50%
2017	2,133	$11.33	$24,166	1.67%	—%	2.44%
2016	1,653	$11.06	$18,282	1.57%	—%	2.31%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
PIMCO Total Return Administrative Class:
2020	3,170			$15.84	$50,184	2.12%			—%			8.72%
2019	3,344			$14.57	$48,734	2.99%			—%			8.33%
2018	3,288			$13.45	$44,224	2.54%			—%			(0.52)%
2017	3,270			$13.52	$44,213	2.00%			—%			4.89%
2016	2,695			$12.89	$34,726	2.06%			—%			2.71%

Principal Capital Appreciation Class 1:
2020	1,346	$19.74	to	$18.91	$26,569	1.29%	—%	to	0.75%	18.70%	to	17.82%
2019	1,445	$16.63	to	$16.05	$24,031	1.60%	—%	to	0.75%	5.92%	to	31.45%
2018	1,522	$12.55	to	$12.21	$19,104	1.15%	—%	to	0.75%	(3.46)%	to	(4.08)%
2017	1,574	$13.00	to	$12.73	$20,451	1.25%	—%	to	0.75%	20.82%	to	19.76%
2016	1,656	$10.76	to	$10.63	$17,828	1.13%	—%	to	0.75%	9.13%	to	8.36%

Principal LifeTime 2010 Class 1:
2020	775	$24.72	to	$27.06	$19,159	2.48%	—%	to	0.75%	11.40%	to	10.58%
2019	654	$22.19	to	$24.47	$14,518	2.86%	—%	to	0.75%	2.40%	to	13.23%
2018	731	$19.45	to	$21.61	$14,211	3.00%	—%	to	0.75%	(3.86)%	to	(4.59)%
2017	861	$20.23	to	$22.65	$17,414	2.08%	—%	to	0.75%	11.40%	to	10.60%
2016	854	$18.16	to	$20.48	$15,505	2.16%	—%	to	0.75%	5.28%	to	4.44%

Principal LifeTime 2020 Class 1:
2020	3,854	$29.09	to	$32.05	$112,185	2.60%	—%	to	0.75%	12.88%	to	12.02%
2019	4,162	$25.77	to	$28.61	$107,316	2.42%	—%	to	0.75%	3.33%	to	17.25%
2018	4,063	$21.83	to	$24.40	$88,691	2.75%	—%	to	0.75%	(5.39)%	to	(6.12)%
2017	4,008	$23.07	to	$25.99	$92,474	1.98%	—%	to	0.75%	15.00%	to	14.14%
2016	3,911	$20.06	to	$22.77	$78,473	1.95%	—%	to	0.75%	5.75%	to	4.98%

Principal LifeTime 2030 Class 1:
2020	5,060	$31.10	to	$35.58	$157,417	2.12%	—%	to	0.75%	14.88%	to	14.00%
2019	4,408	$27.07	to	$31.21	$119,380	2.14%	—%	to	0.75%	4.32%	to	21.11%
2018	3,719	$22.20	to	$25.77	$82,562	2.57%	—%	to	0.75%	(7.04)%	to	(7.77)%
2017	3,400	$23.88	to	$27.94	$81,209	1.65%	—%	to	0.75%	18.28%	to	17.39%
2016	2,825	$20.19	to	$23.80	$57,057	1.69%	—%	to	0.75%	5.82%	to	5.08%

Principal LifeTime 2040 Class 1:
2020	2,448	$33.76	to	$39.08	$82,669	2.01%	—%	to	0.75%	16.09%	to	15.25%
2019	2,222	$29.08	to	$33.91	$64,652	1.92%	—%	to	0.75%	4.91%	to	23.80%
2018	1,991	$23.32	to	$27.39	$46,443	2.09%	—%	to	0.75%	(7.86)%	to	(8.55)%
2017	1,797	$25.31	to	$29.95	$45,470	1.39%	—%	to	0.75%	20.70%	to	19.80%
2016	1,616	$20.97	to	$25.00	$33,897	1.45%	—%	to	0.75%	5.43%	to	4.65%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Principal LifeTime 2050 Class 1:
2020	989	$34.75	to	$40.73	$34,417	1.87%	—%	to	0.75%	16.65%	to	15.81%
2019	827	$29.79	to	$35.17	$24,643	1.90%	—%	to	0.75%	5.34%	to	25.43%
2018	802	$23.58	to	$28.04	$18,910	2.03%	—%	to	0.75%	(8.64)%	to	(9.34)%
2017	726	$25.81	to	$30.93	$18,728	1.30%	—%	to	0.75%	22.15%	to	21.25%
2016	777	$21.13	to	$25.51	$16,430	1.42%	—%	to	0.75%	5.60%	to	4.81%

Principal LifeTime 2060 Class 1:
2020	425	$20.30	to	$19.17	$8,620	1.56%	—%	to	0.75%	16.53%	to	15.69%
2019	368	$17.42	to	$16.57	$6,408	1.46%	—%	to	0.75%	5.64%	to	26.30%
2018	253	$13.69	to	$13.12	$3,466	1.93%	—%	to	0.75%	(9.22)%	to	(9.95)%
2017	311	$15.08	to	$14.57	$4,691	0.97%	—%	to	0.75%	22.70%	to	21.82%
2016	159	$12.29	to	$11.96	$1,951	1.13%	—%	to	0.75%	5.49%	to	4.73%

Principal LifeTime Strategic Income Class 1:
2020	945	$21.71	to	$21.97	$20,523	2.44%	—%	to	0.75%	10.32%	to	9.47%
2019	779	$19.68	to	$20.07	$15,328	2.67%	—%	to	0.75%	1.97%	to	11.62%
2018	515	$17.50	to	$17.98	$9,024	2.94%	—%	to	0.75%	(3.05)%	to	(3.75)%
2017	512	$18.05	to	$18.68	$9,248	2.34%	—%	to	0.75%	8.80%	to	7.98%
2016	514	$16.59	to	$17.30	$8,522	2.54%	—%	to	0.75%	4.73%	to	3.97%

Putnam VT Equity Income Class IB:
2020	91			$14.28	$1,296	1.33%			—%			5.78%
2019	54			$13.50	$729	2.13%			—%			30.43%
2018	65			$10.35	$677	0.71%			—%			(8.49)%
2017 (7)	76			$11.31	$863	—%			—%			13.21%

Putnam VT Growth Opportunities Class IB:
2020	1,687	$25.55	to	$24.77	$43,096	0.04%	—%	to	0.75%	38.71%	to	37.61%
2019	1,814	$18.42	to	$18.00	$33,423	0.13%	—%	to	0.75%	6.78%	to	35.75%
2018	1,947	$13.47	to	$13.26	$26,234	—%	—%	to	0.75%	2.36%	to	1.61%
2017	2,123	$13.16	to	$13.05	$27,937	0.10%	—%	to	0.75%	30.95%	to	29.98%
2016 (6)	2,254	$10.05	to	$10.04	$22,655	—%	—%	to	0.75%	0.70%	to	0.60%

Putnam VT International Equity Class IB:
2020	56			$24.33	$1,354	1.50%			—%			12.07%
2019	47			$21.71	$1,015	1.29%			—%			25.20%
2018	36			$17.34	$626	1.45%			—%			(19.12)%
2017	43			$21.44	$916	2.19%			—%			26.56%
2016	45			$16.94	$770	3.93%			—%			(2.48)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Real Estate Securities Class 1:
2020	708	$93.72	to	$69.94	$66,464	1.96%	—%	to	0.75%	(3.41)%	to	(4.14)%
2019	847	$97.03	to	$72.96	$82,312	1.79%	—%	to	0.75%	(0.88)%	to	30.29%
2018	916	$73.92	to	$56.00	$67,765	1.81%	—%	to	0.75%	(4.22)%	to	(4.94)%
2017	974	$77.18	to	$58.91	$75,297	1.75%	—%	to	0.75%	9.20%	to	8.39%
2016	1,105	$70.68	to	$54.35	$78,178	1.39%	—%	to	0.75%	5.84%	to	5.04%

Rydex Basic Materials:
2020	36			$11.86	$421	1.33%			—%			19.68%
2019	37			$9.91	$366	—%			—%			21.45%
2018 (10)	—			$8.16	$—	—%			—%			(18.56)%

Rydex Utilities:
2020	21			$12.30	$264	—%			—%			(5.17)%
2019	3			$12.97	$34	—%			—%			18.99%
2018 (10)	—			$10.90	$—	—%			—%			9.66%

SAM Balanced Portfolio Class 1:
2020	3,710	$23.93	to	$31.68	$88,875	2.24%	—%	to	0.75%	11.25%	to	10.46%
2019	3,806	$21.51	to	$28.68	$81,942	2.52%	—%	to	0.75%	3.81%	to	19.10%
2018	3,966	$17.93	to	$24.08	$71,152	3.07%	—%	to	0.75%	(5.03)%	to	(5.75)%
2017	4,082	$18.88	to	$25.55	$77,137	2.13%	—%	to	0.75%	15.19%	to	14.32%
2016	4,226	$16.39	to	$22.35	$69,351	2.08%	—%	to	0.75%	6.84%	to	6.02%

SAM Conservative Balanced Portfolio Class 1:
2020	2,557	$22.06	to	$26.13	$56,420	2.39%	—%	to	0.75%	9.59%	to	8.78%
2019	2,643	$20.12	to	$24.02	$53,200	2.92%	—%	to	0.75%	2.86%	to	14.98%
2018	2,524	$17.37	to	$20.89	$43,839	3.45%	—%	to	0.75%	(3.50)%	to	(4.22)%
2017	2,363	$18.00	to	$21.81	$42,524	2.79%	—%	to	0.75%	11.46%	to	10.65%
2016	2,448	$16.15	to	$19.71	$39,530	2.59%	—%	to	0.75%	6.39%	to	5.57%

SAM Conservative Growth Portfolio Class 1:
2020	3,113	$25.12	to	$37.54	$78,262	1.88%	—%	to	0.75%	12.95%	to	12.09%
2019	3,157	$22.24	to	$33.49	$70,267	1.84%	—%	to	0.75%	4.71%	to	23.12%
2018	3,304	$17.93	to	$27.20	$59,275	2.79%	—%	to	0.75%	(6.61)%	to	(7.29)%
2017	3,229	$19.20	to	$29.34	$62,036	1.56%	—%	to	0.75%	19.78%	to	18.88%
2016	3,199	$16.03	to	$24.68	$51,320	1.43%	—%	to	0.75%	7.01%	to	6.20%

SAM Flexible Income Portfolio Class 1:
2020	1,238	$21.00	to	$23.15	$26,011	2.74%	—%	to	0.75%	7.25%	to	6.44%
2019	1,279	$19.58	to	$21.75	$25,045	3.50%	—%	to	0.75%	2.03%	to	12.40%
2018	1,200	$17.29	to	$19.35	$20,760	4.04%	—%	to	0.75%	(1.98)%	to	(2.67)%
2017	1,337	$17.64	to	$19.88	$23,582	3.39%	—%	to	0.75%	8.42%	to	7.58%
2016	1,292	$16.27	to	$18.48	$21,032	3.32%	—%	to	0.75%	7.04%	to	6.27%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

SAM Strategic Growth Portfolio Class 1:
2020	2,950	$25.98	to	$42.11	$76,715	1.81%	—%	to	0.75%	15.36%	to	14.52%
2019	3,032	$22.52	to	$36.77	$68,324	1.54%	—%	to	0.75%	5.58%	to	26.49%
2018	3,048	$17.67	to	$29.07	$53,884	2.39%	—%	to	0.75%	(8.63)%	to	(9.27)%
2017	3,070	$19.34	to	$32.04	$59,384	1.41%	—%	to	0.75%	22.25%	to	21.32%
2016	3,307	$15.82	to	$26.41	$52,336	1.42%	—%	to	0.75%	6.17%	to	5.35%

Short-Term Income Class 1:
2020	5,332	$14.44	to	$13.19	$77,009	2.37%	—%	to	0.75%	3.36%	to	2.57%
2019	4,004	$13.97	to	$12.86	$55,945	2.70%	—%	to	0.75%	0.36%	to	3.96%
2018	3,326	$13.35	to	$12.37	$44,389	2.16%	—%	to	0.75%	1.06%	to	0.24%
2017	3,319	$13.21	to	$12.34	$43,851	1.97%	—%	to	0.75%	2.40%	to	1.65%
2016	3,560	$12.90	to	$12.14	$45,938	2.23%	—%	to	0.75%	2.14%	to	1.34%

SmallCap Class 1:
2020	1,910	$46.92	to	$37.07	$89,699	0.51%	—%	to	0.75%	22.19%	to	21.26%
2019	2,177	$38.40	to	$30.57	$83,630	0.33%	—%	to	0.75%	5.67%	to	26.48%
2018	2,361	$30.14	to	$24.17	$71,213	0.30%	—%	to	0.75%	(10.88)%	to	(11.56)%
2017	2,675	$33.82	to	$27.33	$90,502	0.38%	—%	to	0.75%	12.85%	to	12.01%
2016	2,950	$29.97	to	$24.40	$88,434	0.25%	—%	to	0.75%	17.39%	to	16.52%

T. Rowe Price Equity Income Portfolio II:
2020	74			$26.49	$1,966	2.12%			—%			0.99%
2019	78			$26.23	$2,054	1.97%			—%			26.05%
2018	80			$20.81	$1,666	1.66%			—%			(9.72)%
2017	115			$23.05	$2,646	1.53%			—%			15.77%
2016	117			$19.91	$2,324	2.06%			—%			18.79%

T. Rowe Price Health Sciences Portfolio II:
2020	130			$18.88	$2,458	—%			—%			29.23%
2019	101			$14.61	$1,477	—%			—%			28.61%
2018	91			$11.36	$1,028	—%			—%			0.89%
2017 (8)	—			$11.26	$2	—%			—%			12.15%

Templeton Developing Markets VIP Class 2:
2020	450			$24.29	$10,922	4.15%			—%			17.23%
2019	441			$20.72	$9,135	1.00%			—%			26.65%
2018	404			$16.36	$6,614	0.86%			—%			(15.80)%
2017	395			$19.43	$7,664	0.96%			—%			40.39%
2016	406			$13.84	$5,616	0.78%			—%			17.49%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
Templeton Foreign VIP Class 2:
2020	998			$12.18	$12,158	3.51%			—%			(1.14)%
2019	1,034			$12.32	$12,742	1.71%			—%			12.51%
2018	1,188			$10.95	$13,012	2.68%			—%			(15.44)%
2017	1,193			$12.95	$15,452	2.61%			—%			16.67%
2016	1,178			$11.10	$13,080	1.95%			—%			7.14%

Templeton Global Bond VIP Class 2:
2020	1,031	$15.80	to	$14.72	$16,320	8.61%	—%	to	0.75%	(5.33)%	to	(6.00)%
2019	1,351	$16.68	to	$15.66	$22,564	6.96%	—%	to	0.75%	1.28%	to	1.23%
2018	1,232	$16.38	to	$15.47	$20,179	—%	—%	to	0.75%	1.93%	to	1.18%
2017	1,216	$16.07	to	$15.29	$19,533	—%	—%	to	0.75%	1.97%	to	1.19%
2016	1,082	$15.76	to	$15.11	$17,061	—%	—%	to	0.75%	2.94%	to	2.16%

TOPS Managed Risk Balanced ETF Class 2:
2020	41	$15.28	to	$14.32	$633	2.29%	—%	to	0.75%	5.89%	to	5.06%
2019	40	$14.43	to	$13.63	$582	1.71%	—%	to	0.75%	3.07%	to	13.77%
2018	62	$12.59	to	$11.98	$786	1.87%	—%	to	0.75%	(6.04)%	to	(6.77)%
2017	49	$13.40	to	$12.85	$652	1.43%	—%	to	0.75%	10.56%	to	9.74%
2016	48	$12.12	to	$11.71	$577	1.41%	—%	to	0.75%	6.22%	to	5.50%

TOPS Managed Risk Growth ETF Class 2:
2020	61	$16.18	to	$15.16	$985	2.34%	—%	to	0.75%	5.20%	to	4.41%
2019	92	$15.38	to	$14.52	$1,410	1.87%	—%	to	0.75%	4.84%	to	16.16%
2018	89	$13.14	to	$12.50	$1,172	1.57%	—%	to	0.75%	(8.69)%	to	(9.42)%
2017	83	$14.39	to	$13.80	$1,192	0.88%	—%	to	0.75%	17.66%	to	16.85%
2016	291	$12.23	to	$11.81	$3,561	1.67%	—%	to	0.75%	5.52%	to	4.70%

TOPS Managed Risk Moderate Growth ETF Class 2:
2020	48	$16.22	to	$15.20	$783	2.36%	—%	to	0.75%	5.94%	to	5.12%
2019	55	$15.31	to	$14.46	$848	2.20%	—%	to	0.75%	3.87%	to	15.40%
2018	51	$13.17	to	$12.53	$667	0.85%	—%	to	0.75%	(7.19)%	to	(7.94)%
2017	139	$14.19	to	$13.61	$1,971	1.52%	—%	to	0.75%	13.79%	to	13.04%
2016	130	$12.47	to	$12.04	$1,621	1.48%	—%	to	0.75%	6.31%	to	5.52%

VanEck Global Hard Assets Class S:
2020	147	$6.71	to	$6.24	$988	0.75%	—%	to	0.75%	18.97%	to	17.96%
2019	118	$5.64	to	$5.29	$667	—%	—%	to	0.75%	8.25%	to	10.67%
2018	290	$5.06	to	$4.78	$1,466	—%	—%	to	0.75%	(28.43)%	to	(28.97)%
2017	161	$7.07	to	$6.73	$1,139	—%	—%	to	0.75%	(1.94)%	to	(2.60)%
2016	145	$7.21	to	$6.91	$1,040	0.27%	—%	to	0.75%	43.34%	to	42.18%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division
VanEck Global Hard Assets Initial Class:
2020	794			$7.98	$6,332	0.92%			—%			19.10%
2019	751			$6.70	$5,029	—%			—%			11.85%
2018	1,086			$5.99	$6,504	—%			—%			(28.26)%
2017	1,144			$8.35	$9,553	—%			—%			(1.65)%
2016	1,213			$8.49	$10,298	0.35%			—%			43.65%

Vanguard VIF Balanced:
2020	956			$44.04	$42,114	2.83%			—%			10.68%
2019	1,015			$39.79	$40,373	2.91%			—%			22.47%
2018	1,264			$32.49	$41,063	2.37%			—%			(3.39)%
2017	1,376			$33.63	$46,265	2.34%			—%			14.70%
2016	1,833			$29.32	$53,753	2.48%			—%			11.02%

Vanguard VIF Equity Index:
2020	3,589			$48.48	$173,986	1.74%			—%			18.19%
2019	3,828			$41.02	$157,005	1.95%			—%			31.31%
2018	4,222			$31.24	$131,905	1.67%			—%			(4.49)%
2017	4,299			$32.71	$140,644	1.76%			—%			21.64%
2016	4,374			$26.89	$117,629	2.17%			—%			11.81%

Vanguard VIF Global Bond Index:
2020 (14)	—			$10.26	$5	—%			—%			2.40%

Vanguard VIF Mid-Cap Index:
2020	1,963			$57.21	$112,287	1.52%			—%			18.08%
2019	2,093			$48.45	$101,400	1.41%			—%			30.88%
2018	1,955			$37.02	$72,389	1.17%			—%			(9.33)%
2017	1,885			$40.83	$76,988	1.14%			—%			19.07%
2016	1,755			$34.29	$60,191	1.29%			—%			11.11%

Wanger International:
2020	160	$14.57	to	$13.97	$2,327	2.10%	—%	to	0.75%	14.36%	to	13.48%
2019	161	$12.74	to	$12.31	$2,053	0.86%	—%	to	0.75%	8.43%	to	29.04%
2018	141	$9.80	to	$9.54	$1,384	2.05%	—%	to	0.75%	(17.72)%	to	(18.32)%
2017	102	$11.91	to	$11.68	$1,217	1.44%	—%	to	0.75%	32.92%	to	31.98%
2016	38	$8.96	to	$8.85	$345	1.36%	—%	to	0.75%	(1.43)%	to	(2.21)%

Wells Fargo VT Index Asset Allocation Class 2:
2020	67	$39.59	to	$34.43	$2,641	0.80%	—%	to	0.75%	16.58%	to	15.73%
2019	47	$33.96	to	$29.75	$1,589	1.09%	—%	to	0.75%	20.17%	to	19.24%
2018	68	$28.26	to	$24.95	$1,930	0.97%	—%	to	0.75%	(2.92)%	to	(3.63)%
2017	97	$29.11	to	$25.89	$2,828	0.75%	—%	to	0.75%	12.26%	to	11.40%
2016	122	$25.93	to	$23.24	$3,162	0.92%	—%	to	0.75%	7.68%	to	6.90%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Wells Fargo VT Omega Growth Class 2:
2020	169	$54.83	to	$50.69	$9,254	—%	—%	to	0.75%	43.16%	to	42.11%
2019	163	$38.30	to	$35.67	$6,254	—%	—%	to	0.75%	37.08%	to	36.04%
2018	336	$27.94	to	$26.22	$9,378	—%	—%	to	0.75%	0.25%	to	(0.49)%
2017	290	$27.87	to	$26.35	$8,070	0.01%	—%	to	0.75%	34.64%	to	33.62%
2016	294	$20.70	to	$19.72	$6,089	—%	—%	to	0.75%	0.49%	to	(0.25)%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(5)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(6)	Commenced operations November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(7)	Commenced operations May 12, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(8)	Commenced operations May 15, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(9)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(10)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(11)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

(12)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(13)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(14)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(15)	Represented the operations of American Funds Insurance Series Global Bond Fund Class 2 Division until June 5, 2020.
(16)	Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

7. Subsequent Events

    The Separate Account performed an evaluation of subsequent events through April 1, 2021, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholder of
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2020 and 2019, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2020 and 2019, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 12, 2021

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2020	December 31, 2019
	(in millions)
Assets
Fixed maturities, available-for-sale (2019 includes $99.4 million related to consolidated variable
interest entities)	$73,567.6	$65,983.4
Fixed maturities, trading	233.2	237.6
Equity securities	71.2	69.9
Mortgage loans (2020 includes $319.0 million related to consolidated variable interest entities)	16,506.1	15,820.3
Real estate (2020 and 2019 include $476.8 million and $457.6 million related to consolidated variable
interest entities)	1,796.1	1,713.5
Policy loans	723.8	742.2
Other investments (2019 includes $19.9 million related to consolidated variable interest entities; 2020
and 2019 include $28.5 million and $22.8 million measured at fair value under the fair value option)	2,500.7	2,133.2
Total investments	95,398.7	86,700.1
Cash and cash equivalents	1,648.5	1,525.0
Accrued investment income	687.7	666.5
Premiums due and other receivables	1,678.5	1,734.2
Deferred acquisition costs	3,398.5	3,509.9
Property and equipment	810.0	763.1
Goodwill	75.1	75.1
Other intangibles	17.2	19.6
Separate account assets	134,135.1	125,801.7
Other assets	959.5	1,119.5
Total assets	$238,808.8	$221,914.7

Liabilities
Contractholder funds	$42,473.3	$38,334.6
Future policy benefits and claims	40,104.0	35,333.8
Other policyholder funds	1,014.5	791.8
Long-term debt (2019 includes $64.2 million related to consolidated variable interest entities)	55.9	108.7
Deferred income taxes	2,318.4	1,823.9
Separate account liabilities	134,135.1	125,801.7
Other liabilities (2020 and 2019 include $20.8 million and $122.2 million related to consolidated variable
interest entities)	5,559.1	8,331.5
Total liabilities	225,660.3	210,526.0

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,344.2	6,331.5
Retained earnings	2,799.7	2,410.8
Accumulated other comprehensive income	3,986.9	2,620.7
Total stockholder's equity attributable to Principal Life Insurance Company	13,133.3	11,365.5
Noncontrolling interest	15.2	23.2
Total stockholder's equity	13,148.5	11,388.7
Total liabilities and stockholder's equity	$238,808.8	$221,914.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$5,880.8	$7,473.3	$6,092.4
Fees and other revenues	2,353.6	2,396.7	2,222.2
Net investment income	3,324.9	3,293.9	3,022.9
Net realized capital gains (losses)	105.6	(112.2)	92.7
Total revenues	11,664.9	13,051.7	11,430.2
Expenses
Benefits, claims and settlement expenses	7,837.5	9,167.5	7,542.0
Dividends to policyholders	120.2	119.1	123.6
Operating expenses	2,479.7	2,502.3	2,363.5
Total expenses	10,437.4	11,788.9	10,029.1
Income before income taxes	1,227.5	1,262.8	1,401.1
Income taxes	160.1	140.2	146.8
Net income	1,067.4	1,122.6	1,254.3
Net income attributable to noncontrolling interest	19.4	9.7	3.3
Net income attributable to Principal Life Insurance Company	$1,048.0	$1,112.9	$1,251.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Net income	$1,067.4	$1,122.6	$1,254.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	1,396.7	2,533.7	(1,513.3)
Noncredit component of impairment losses on fixed maturities, available-for-sale	—	3.0	26.5
Net unrealized gains (losses) on derivative instruments	(35.2)	(14.6)	8.0
Net unrecognized postretirement benefit obligation	4.7	43.1	(67.6)
Other comprehensive income (loss)	1,366.2	2,565.2	(1,546.4)
Comprehensive income (loss)	2,433.6	3,687.8	(292.1)
Comprehensive income attributable to noncontrolling interest	19.4	9.7	3.3
Comprehensive income (loss) attributable to Principal Life Insurance Company	$2,414.2	$3,678.1	$(295.4)

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2018	$2.5	$6,346.0	$2,238.1	$1,359.8	$24.0	$9,970.4
Capital distributions to parent	—	(21.6)	—	—	—	(21.6)
Stock-based compensation	—	28.6	(2.2)	—	—	26.4
Dividends to parent	—	—	(840.0)	—	—	(840.0)
Distributions to noncontrolling interest	—	—	—	—	(8.3)	(8.3)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.4)	—	—	(1.6)	(23.0)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.1)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.0)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.4)	—	(1,546.4)
Balances as of December 31, 2018	2.5	6,331.6	2,441.2	55.5	20.4	8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	2.5	6,331.5	2,410.8	2,620.7	23.2	11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	$2.5	$6,344.2	$2,799.7	$3,986.9	$15.2	$13,148.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Operating activities
Net income	$1,067.4	$1,122.6	$1,254.3
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	(105.6)	112.2	(92.7)
Depreciation and amortization expense	128.6	121.5	111.6
Amortization of deferred acquisition costs and contract costs	394.1	353.3	260.6
Additions to deferred acquisition costs and contract costs	(462.6)	(480.1)	(419.2)
Stock-based compensation	24.9	22.7	26.6
(Income) loss from equity method investments, net of dividends received	30.3	(40.6)	(32.5)
Changes in:
Accrued investment income	(21.2)	(51.0)	(24.5)
Net cash flows for trading securities and equity securities with operating intent	9.3	(58.6)	(124.8)
Premiums due and other receivables	55.8	(113.3)	62.2
Contractholder and policyholder liabilities and dividends	1,999.9	3,287.2	3,324.8
Current and deferred income taxes	423.1	187.1	253.0
Real estate acquired through operating activities	(16.5)	(64.7)	(89.2)
Real estate sold through operating activities	195.4	134.9	133.5
Other assets and liabilities	(218.7)	522.4	244.3
Other	459.3	398.9	266.5
Net adjustments	2,896.1	4,331.9	3,900.2
Net cash provided by operating activities	3,963.5	5,454.5	5,154.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(13,769.2)	(12,781.4)	(12,392.8)
Sales	1,969.3	1,509.6	2,701.9
Maturities	8,398.4	6,587.1	6,008.4
Mortgage loans acquired or originated	(3,006.9)	(3,366.5)	(3,299.5)
Mortgage loans sold or repaid	2,297.3	2,205.4	2,085.6
Real estate acquired	(230.6)	(127.4)	(88.1)
Real estate sold	2.3	94.9	63.5
Net purchases of property and equipment	(60.8)	(51.3)	(48.1)
Net change in other investments	(293.9)	(237.5)	(355.3)
Net cash used in investing activities	(4,694.1)	(6,167.1)	(5,324.4)
Financing activities
Payments for financing element derivatives	(30.9)	(26.9)	(65.9)
Purchase of subsidiary shares from noncontrolling interest	—	—	(23.0)
Dividends paid to parent	(650.0)	(1,145.0)	(840.0)
Distributions to parent	(14.1)	(24.2)	(21.6)
Issuance of long-term debt	13.7	12.0	80.2
Principal repayments of long-term debt	(65.8)	(32.2)	(1.3)
Investment contract deposits	9,817.3	8,727.6	7,896.0
Investment contract withdrawals	(8,786.0)	(7,709.4)	(6,520.1)
Net increase in banking operation deposits	569.7	623.4	553.0
Other	0.2	6.0	(4.5)
Net cash provided by financing activities	854.1	431.3	1,052.8
Net increase (decrease) in cash and cash equivalents	123.5	(281.3)	882.9
Cash and cash equivalents at beginning of period	1,525.0	1,806.3	923.4
Cash and cash equivalents at end of period	$1,648.5	$1,525.0	$1,806.3

Supplemental information:
Cash paid for interest	$2.2	$6.1	$3.1
Cash received from income taxes	$(202.8)	$(62.9)	$(91.2)

Supplemental disclosure of non-cash activities:
Assets received in kind for pension risk transfer transactions	$1,325.2	$1,225.8	$—
Lease assets established upon adoption of accounting guidance	$—	$102.2	$—
Lease liabilities established upon adoption of accounting guidance	$—	$97.2	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2020
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future as more information becomes known about the impact of COVID-19. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

We evaluated subsequent events through March 12, 2021, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2023
Our implementation and evaluation process to date includes, but is not limited to the following:

•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•beginning operational dry runs using model output and updated chart of accounts
•evaluating transition requirements and impacts and
•evaluating and establishing appropriate internal controls.

As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.

	January 1, 2021	This guidance is not expected to have a material impact on our consolidated financial statements.
Standards adopted:
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022.

March 12, 2020
We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2022. The guidance did not have an impact on our consolidated financial statements upon adoption.

Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.

January 1, 2020
This guidance reduces complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.

January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.

Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the consolidated statements of financial position. The concept of an operating lease, where the lease assets and liabilities are not reported on the consolidated statements of financial position, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $4.0 million was recorded as an increase to retained earnings. See Note 13, Contingencies, Guarantees, Indemnifications and Leases, for further details.

Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. See Note 17, Revenues from Contracts with Customers, for further details.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the consolidated statements of financial position as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the consolidated statements of financial position.

	January 1, 2018	We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statements of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:
•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.
A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.
Closed Block
    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships prior to 2019 and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Beginning in 2019, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Beginning in 2020, fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Prior to 2020, the amortized cost of fixed maturities classified as available-for-sale was adjusted for declines in value that were other than temporary. Prior to 2020, impairments in value deemed to be other than temporary were primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.
Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a troubled debt restructuring (“TDR”) has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.
Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $1.2 million and $169.0 million as of December 31, 2020 and 2019, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments and, prior to 2020, other-than-temporary impairments of securities and subsequent realized recoveries. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 15, Fair Value Measurements, for detail on these investments.
Derivatives
Overview
    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Accounting and Financial Statement Presentation

    We designate derivatives as either:
(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.
    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. Prior to 2019, these changes in fair value were recorded in net realized capital gains (losses). A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.
    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.
    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.
    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
    Participating business represented approximately 5%, 6% and 7% of our life insurance in force and 20%, 23% and 26% of the number of life insurance policies in force as of December 31, 2020, 2019 and 2018, respectively. Participating business represented approximately 30%, 31% and 34% of life insurance premiums for the years ended December 31, 2020, 2019 and 2018, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.
Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.
    We have defined claim frequency as follows for each short-duration product:
•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness and Accident: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).
We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2020.

Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.
We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.
See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
    Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.
For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.
DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.
DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2020 and 2019, we had $1,094.9 million and $997.6 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. The reinsurance recoverable is recognized in premiums due and other receivables on the consolidated statements of financial position. As of December 31, 2020 and 2019, $506.3 million, or 97%, and $457.2 million, or 98%, were with our five largest ceded reinsurers, respectively.

    The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Premiums and other considerations:
Direct	$6,050.4	$7,656.0	$6,284.8
Assumed	439.5	379.7	327.1
Ceded	(609.1)	(562.4)	(519.5)
Net premiums and other considerations	$5,880.8	$7,473.3	$6,092.4

Benefits, claims and settlement expenses:
Direct	$7,615.8	$9,162.3	$7,528.2
Assumed	746.4	581.6	509.8
Ceded	(524.7)	(576.4)	(496.0)
Net benefits, claims and settlement expenses	$7,837.5	$9,167.5	$7,542.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2020 and 2019, the separate accounts included a separate account valued at $80.4 million and $100.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

2. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2020, 2019 and 2018, we received $568.1 million, $607.1 million and $520.7 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from/(payable to) PFS of $(56.4) million and $(52.9) million as of December 31, 2020 and 2019, respectively, and earned interest of $0.0 million, $4.3 million and $4.9 million during 2020, 2019 and 2018, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reinsurance
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $4,523.5 million and $3,958.9 million as of December 31, 2020 and 2019, respectively. In addition, we recognized premiums and other fees of $749.3 million, $672.3 million and $555.4 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,038.9 million, $869.1 million and $776.1 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement.
Sale of Subsidiaries
We received a $300.0 million 10-year note from PFS as part of the 2017 sale of our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year.
Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $8.5 million, $9.8 million and $11.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Distribution of Affiliated Products
We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $395.8 million, $392.7 million and $412.0 million for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $80.4 million, $88.7 million and $82.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Benefit Plans
PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $33.1 million, $32.9 million and $32.1 million during 2020, 2019 and 2018, respectively.
PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.8 million, $1.9 million and $2.0 million during 2020, 2019 and 2018, respectively.
PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.0 million, $46.7 million and $51.2 million of pension expense from PFG during 2020, 2019 and 2018, respectively.
Other Agreements
PGI LLC provides asset management services for us. We recognized $101.1 million, $100.1 million and $103.6 million of asset management fee expense for the years ended December 31, 2020, 2019 and 2018, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2020 and 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2020	2019
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	24.2	21.8
Net carrying value	$17.2	$19.6

The amortization expense for intangible assets with finite useful lives was $2.4 million, $2.6 million and $2.6 million for 2020, 2019 and 2018, respectively. As of December 31, 2020, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2021	$2.7
2022	2.4
2023	1.6
2024	1.4
2025	1.3

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2020 and December 31, 2019.

Consolidated Variable Interest Entities

Grantor Trust

We contributed undated subordinated floating rate notes to a grantor trust. The trust separated its cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitled the holder to interest on the stated note for a specified term, while the residual certificate entitled the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined the grantor trust was a VIE due to insufficient equity to sustain it. We determined we were the primary beneficiary as a result of our contribution of securities into the trust and our significant continuing interest in the trust. The certificates matured in the second quarter of 2020.
Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Sponsored Investment Fund

We invested in certain series of an investment fund. These series were VIEs as the equity holders of each series lacked the power to direct the most significant activities of the VIE. We determined we were the primary beneficiary of these series as our interest was more than insignificant and collectively we had the power to direct the most significant activities of the fund. These investments were redeemed in the third quarter of 2020.

Residential Mortgage Loans

We invested in an ABS trust. The trust issued various collateralized mortgage obligation certificates and purchased residential mortgage loans. The trust is considered a VIE due to insufficient equity to sustain itself. We concluded that we are the primary beneficiary as we have purchased substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIE.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2020		December 31, 2019
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trust (1)	$—	$—	$99.9	$98.6
Real estate (2)	499.0	21.3	479.7	88.0
Sponsored investment fund (3)	—	—	19.9	—
Residential mortgage loans (4)	319.8	—	—	—
Total	$818.8	$21.3	$599.5	$186.6
(1)     The assets of the grantor trust were primarily fixed maturities, available-for-sale. The liabilities were primarily other liabilities that reflected an embedded derivative of the forecasted transaction to deliver the underlying securities.
(2) The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include other liabilities and included long-term debt as of December 31, 2019.
(3)    The assets of the sponsored investment fund included other investments.
(4) The assets of the residential mortgage loans VIE primarily include residential mortgage loans. The liabilities of the VIE are eliminated in our consolidated results.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
Corporate	$296.9	$285.7
Residential mortgage-backed pass-through securities	2,294.3	2,175.4
Commercial mortgage-backed securities	4,893.4	4,694.2
Collateralized debt obligations (2)	4,019.7	4,038.5
Other debt obligations	7,031.5	6,819.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	11.7	11.7
Commercial mortgage-backed securities	27.0	27.0
Collateralized debt obligations (2)	20.6	20.6
Other debt obligations	9.4	9.4
Other investments:
Other limited partnership and fund interests	652.4	1,115.2

December 31, 2019
Fixed maturities, available-for-sale:
Corporate	$238.2	$225.7
Residential mortgage-backed pass-through securities	2,844.2	2,777.5
Commercial mortgage-backed securities	4,802.7	4,700.8
Collateralized debt obligations (2)	3,211.2	3,222.6
Other debt obligations	8,075.4	7,961.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.1	14.1
Commercial mortgage-backed securities	28.1	28.1
Collateralized debt obligations (2)	20.9	20.9
Other debt obligations	13.3	13.3
Other investments:
Other limited partnership and fund interests	635.2	899.1
(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
5. Investments

Fixed Maturities and Equity Securities

Available-for-sale securities were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,729.4	$222.3	$10.4	$—	$1,941.3
Non-U.S. governments	771.4	176.3	—	—	947.7
States and political subdivisions	7,926.9	1,165.7	12.4	—	9,080.2
Corporate	38,054.2	5,368.9	63.6	—	43,359.5
Residential mortgage-backed pass-through securities	2,175.4	118.9	—	—	2,294.3
Commercial mortgage-backed securities	4,694.2	238.9	35.4	4.3	4,893.4
Collateralized debt obligations (2)	4,038.5	8.3	24.9	2.2	4,019.7
Other debt obligations	6,818.9	242.4	29.8	—	7,031.5
Total fixed maturities, available-for-sale	$66,208.9	$7,541.7	$176.5	$6.5	$73,567.6

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments
	cost	gains	losses	Fair value	in AOCI (3)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,562.7	$97.2	$3.0	$1,656.9	$—
Non-U.S. governments	724.6	128.4	—	853.0	—
States and political subdivisions	6,791.7	639.2	11.5	7,419.4	—
Corporate	34,057.5	3,086.3	32.7	37,111.1	—
Residential mortgage-backed pass-through securities	2,777.5	70.5	3.8	2,844.2	—
Commercial mortgage-backed securities	4,700.8	125.7	23.8	4,802.7	15.8
Collateralized debt obligations (2)	3,222.6	2.8	14.2	3,211.2	0.9
Other debt obligations	7,970.8	129.0	14.9	8,084.9	31.8
Total fixed maturities, available-for-sale	$61,808.2	$4,279.1	$103.9	$65,983.4	$48.5

(1)Amortized cost excludes accrued interest receivable of $549.0 million as of December 31, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(3)Excludes $62.3 million as of December 31, 2019, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2020, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,213.6	$2,248.2
Due after one year through five years	10,376.2	11,075.3
Due after five years through ten years	13,380.4	14,847.5
Due after ten years	22,511.7	27,157.7
Subtotal	48,481.9	55,328.7
Mortgage-backed and other asset-backed securities	17,727.0	18,238.9
Total	$66,208.9	$73,567.6

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    Major components of net investment income were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale (1)	$2,469.0	$2,406.5	$2,249.8
Fixed maturities, trading	9.2	9.1	6.5
Equity securities	3.3	4.7	4.6
Mortgage loans	669.8	651.3	587.8
Real estate	180.8	191.0	158.4
Policy loans	38.2	39.7	39.9
Cash and cash equivalents	9.5	39.5	33.5
Derivatives (1)	(1.9)	(2.0)	0.1
Other	106.8	106.0	83.6
Total	3,484.7	3,445.8	3,164.2
Investment expenses	(159.8)	(151.9)	(141.3)
Net investment income	$3,324.9	$3,293.9	$3,022.9

(1)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$118.7	$7.9	$6.8
Gross losses	(45.0)	(11.4)	(68.8)
Net credit losses (1)	(22.6)	(43.5)	(29.1)
Hedging, net (2)	(9.7)	(9.3)	(39.6)
Fixed maturities, trading (3)	6.2	14.4	(7.7)
Equity securities (4)	1.8	8.2	0.8
Mortgage loans	(14.3)	3.3	6.4
Derivatives (2)	28.5	(58.2)	79.2
Other (5)	42.0	(23.6)	144.7
Net realized capital gains (losses)	$105.6	$(112.2)	$92.7

(1)Upon adoption of authoritative guidance effective January 1, 2020, net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities. Prior to 2020, net credit losses included net other-than-temporary impairment losses and recoveries on available-for-sale securities.
(2)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.
(3)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $6.9 million, $14.1 million and $(7.6) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)Unrealized gains (losses) on equity securities still held at the reporting date were $1.9 million, $7.6 million and $(12.5) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(5)Other gains in 2018 primarily include a gain from the sale of an equity method investment.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,968.8 million, $1,489.3 million and $2,658.1 million in 2020, 2019 and 2018, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(2)	obligations	Total
	(in millions)
Beginning
balance (1)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2020, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other-Than-Temporary Impairments

Prior to the implementation of authoritative guidance in 2020, we had a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. This process involved monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involved monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities were reviewed to determine whether an other-than-temporary decline in value existed and whether losses should be recognized. We considered relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security was other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value was below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows and (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determined a security was deemed to be other than temporarily impaired, an impairment loss was recognized.
The way in which impairment losses on fixed maturities were recognized in the financial statements was dependent on the facts and circumstances related to the specific security. If we intended to sell a security or it was more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognized an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we did not expect to recover the amortized cost basis, we did not plan to sell the security and if it was not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment was bifurcated. We recognized the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).
Prior to 2020, net realized capital gains (losses) included total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, as follows:

	For the year ended December 31,
	2019	2018
	(in millions)
Net realized capital gains (losses), excluding impairment losses on available-for-sale
securities	$(68.7)	$121.8
Net other-than-temporary impairment (losses) recoveries on available-for-sale securities	(38.3)	10.6
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified
from other comprehensive income (1)	(5.2)	(39.7)
Net impairment losses on available-for-sale securities	(43.5)	(29.1)
Net realized capital gains (losses)	$(112.2)	$92.7
(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.
We estimated the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value was determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows varied depending on the type of security. The ABS cash flow estimates were based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates were derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses prior to the implementation of new accounting guidance in 2020. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2019	2018
	(in millions)
Beginning balance	$(117.5)	$(124.3)
Credit losses for which an other-than-temporary impairment was not previously
recognized	(6.8)	(11.3)
Credit losses for which an other-than-temporary impairment was previously recognized	(11.8)	(20.0)
Reduction for credit losses previously recognized on fixed maturities now sold, paid
down or intended to be sold	54.3	29.5
Net reduction for positive changes in cash flows expected to be collected and
amortization (1)	0.8	8.6
Ending balance	$(81.0)	$(117.5)
(1) Amounts are recognized in net investment income.
Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss
    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2020
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$351.1	$10.4	$—	$—	$351.1	$10.4
States and political subdivisions	359.1	12.4	—	—	359.1	12.4
Corporate	1,406.0	38.7	267.9	24.9	1,673.9	63.6
Residential mortgage-backed pass-
through securities	17.6	—	1.6	—	19.2	—
Commercial mortgage-backed
securities	961.9	21.7	131.4	12.0	1,093.3	33.7
Collateralized debt obligations (2)	1,748.5	11.1	929.4	12.9	2,677.9	24.0
Other debt obligations	794.1	28.1	61.0	1.7	855.1	29.8
Total fixed maturities, available-for-sale	$5,638.3	$122.4	$1,391.3	$51.5	$7,029.6	$173.9

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 89% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2020. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2020, primarily due to widening of spreads, partially offset by a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 619 securities reflecting an average price of 98 as of December 31, 2020. Of this portfolio, 89% was investment grade (rated AAA through BBB-) as of December 31, 2020, with associated unrealized losses of $98.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 198 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2020. Corporate securities with unrealized losses had an average price of 92 and an average credit rating of BB+. Collateralized debt obligation securities with unrealized losses had an average price of 99 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2020. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Gross Unrealized Losses for Available-for-Sale Securities

	December 31, 2019
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses (2)	value	losses (2)	value	losses (2)
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$100.0	$1.9	$74.2	$1.1	$174.2	$3.0
Non-U.S. governments	1.3	—	—	—	1.3	—
States and political subdivisions	557.6	11.1	86.3	0.4	643.9	11.5
Corporate	985.5	9.1	360.7	23.6	1,346.2	32.7
Residential mortgage-backed pass-
through securities	416.8	1.4	237.4	2.4	654.2	3.8
Commercial mortgage-backed
securities	829.3	9.2	260.4	14.6	1,089.7	23.8
Collateralized debt obligations (1)	639.4	1.8	1,445.3	12.4	2,084.7	14.2
Other debt obligations	1,772.8	9.5	613.7	5.4	2,386.5	14.9
Total fixed maturities, available-for-sale	$5,302.7	$44.0	$3,078.0	$59.9	$8,380.7	$103.9
(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)Prior to the implementation of authoritative guidance in 2020, other than temporary impairment losses reported in OCI were included with gross unrealized losses resulting in total gross unrealized losses for fixed maturities, available-for-sale being reported in the table.
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2019. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2019, primarily due to a decrease in interest rates and tightening of credit spreads.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 882 securities reflecting an average price of 99 as of December 31, 2019. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2019, with associated unrealized losses of $43.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 502 securities reflecting an average price of 98 and an average credit rating of AA+ as of December 31, 2019. Corporate securities with unrealized losses had an average price of 94 and an average credit rating of BBB-. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2019.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$7,387.1	$4,205.7
Noncredit component of impairment losses on fixed maturities, available-for-sale (2)	—	(48.5)
Net unrealized gains on derivative instruments	38.9	94.1
Adjustments for assumed changes in amortization patterns	(437.3)	(261.0)
Adjustments for assumed changes in policyholder liabilities	(1,955.0)	(687.7)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	5.9
Provision for deferred income taxes	(1,062.6)	(696.0)
Net unrealized gains on available-for-sale securities and derivative instruments	$3,974.0	$2,612.5

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder's equity.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”
Reinsurance Recoverables
Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance to other insurance companies through reinsurance. Reinsurance recoverables are reported with premiums due and other receivables in the consolidated statements of financial position.
Credit Quality Information for Financing Receivables
The amortized cost of our financing receivables by credit risk and vintage as of December 31, 2020, was as follows:

	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$1,699.6	$2,461.1	$2,410.1	$1,709.3	$1,421.8	$3,682.1	$13,384.0
BBB+ thru BBB-	141.8	181.5	323.0	263.3	67.3	498.8	1,475.7
BB+ thru BB-	23.7	69.0	—	—	9.1	43.9	145.7
B+ and below	—	—	—	—	—	30.1	30.1
Total	$1,865.1	$2,711.6	$2,733.1	$1,972.6	$1,498.2	$4,254.9	$15,035.5

Residential mortgage
loans:
Performing	$603.8	$292.6	$131.4	$134.3	$146.9	$198.7	$1,507.7
Non-performing	—	2.0	0.8	1.4	0.4	4.5	9.1
Total	$603.8	$294.6	$132.2	$135.7	$147.3	$203.2	$1,516.8

Reinsurance recoverables							$1,097.6

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $58.7 million and $0.8 million, respectively, as of December 31, 2020.
The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2019 (1)
	Brick and mortar	Credit tenant loans	Total
	(in millions)
A- and above	$13,698.0	$76.9	$13,774.9
BBB+ thru BBB-	877.8	83.8	961.6
BB+ thru BB-	21.9	—	21.9
Total	$14,597.7	$160.7	$14,758.4
(1)Prior to the implementation of authoritative guidance in 2020, commercial mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total commercial mortgage loans by credit risk and vintage is the most meaningful presentation.
The amortized cost of our performing and non-performing residential mortgage loans was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019 (1)
	First liens	Home equity	Total
	(in millions)
Performing	$1,074.7	$8.0	$1,082.7
Non-performing	2.5	3.0	5.5
Total	$1,077.2	$11.0	$1,088.2
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total residential mortgage loans by credit risk and vintage is the most meaningful presentation.

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2020
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Residential mortgage loans	$5.5	$9.1	$0.7
Total	$5.5	$9.1	$0.7

December 31, 2019 (1)
(in millions)
Residential:
First liens	$2.5
Home equity	3.0
Total	$5.5
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan non-accrual disclosures included information about classes of those mortgages. Beginning in 2020, we determined that total residential mortgage loans on non-accrual status is the most meaningful presentation.

No interest income was recognized on non-accrual financing receivables during 2020.

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2020
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$15,035.5	$15,035.5
Residential mortgage loans	25.5	1.5	2.5	29.5	1,487.3	1,516.8
Total	$25.5	$1.5	$2.5	$29.5	$16,522.8	$16,552.3

(1)No reinsurance recoverables were considered past due as of December 31, 2020.

	December 31, 2019 (1)
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$14,597.7	$14,597.7
Commercial-credit tenant loans	—	—	—	—	160.7	160.7
Residential-first liens	8.5	0.3	2.1	10.9	1,066.3	1,077.2
Residential-home equity	0.8	—	0.3	1.1	9.9	11.0
Total	$9.3	$0.3	$2.4	$12.0	$15,834.6	$15,846.6
(1)Prior to the implementation of authoritative guidance in 2020, commercial and residential mortgage loan past due disclosures included information about classes of those mortgages. Beginning in 2020, we determined that aging for total commercial and residential mortgage loans is the most meaningful presentation.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2020 and December 31, 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. We wrote off $0.0 million of commercial mortgage loan accrued interest receivable and $0.0 million of residential mortgage loan accrued interest receivable during the year ended December 31, 2020.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance	Other
	mortgage loans	mortgage loans	recoverables	receivables	Total
	(in millions)
Beginning balance (1)	$25.9	$2.6	$2.5	$—	$31.0
Provision (2)	14.6	1.1	0.2	—	15.9
Charge-offs	—	(1.0)	—	—	(1.0)
Recoveries	—	3.0	—	—	3.0
Ending balance	$40.5	$5.7	$2.7	$—	$48.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019 (3)
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

For the year ended December 31, 2018 (3)
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.5)	(4.6)	(6.1)
Charge-offs	—	(2.4)	(2.4)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0
(1)Upon adoption of authoritative guidance effective January 1, 2020, we updated accounting policies and methodology, adjusted the commercial and residential mortgage loan valuation allowance and established a valuation allowance for reinsurance recoverables. See Note 1, Nature of Operations and Significant Accounting Policies under the caption, “Recent Accounting Pronouncements” for further details.
(2)During the year ended December 31, 2020, the outbreak of COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believes to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.
(3)Prior to the implementation of authoritative guidance in 2020, only commercial and residential mortgage loans were included in the allowance rollforward and the allowance was based on either individual or collective evaluation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans:
Purchased	$45.7	$133.9	$24.7
Residential mortgage loans:
Purchased (1)	1,021.4	422.8	337.5

(1) Includes mortgage loans purchased by a residential mortgage loan VIE established in 2020.
Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2020		December 31, 2019
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$595.0	4.0%	$615.0	4.2%
Middle Atlantic	4,451.8	29.6	4,151.7	28.2
East North Central	574.0	3.8	626.2	4.2
West North Central	268.1	1.8	237.7	1.6
South Atlantic	2,375.1	15.8	2,324.4	15.7
East South Central	317.4	2.1	439.4	3.0
West South Central	1,320.1	8.8	1,454.7	9.9
Mountain	938.9	6.2	934.4	6.3
Pacific	4,195.1	27.9	3,974.9	26.9
Total	$15,035.5	100.0%	$14,758.4	100.0%

Property type distribution
Office	$4,503.1	29.9%	$4,899.9	33.2%
Retail	1,819.2	12.1	2,056.9	13.9
Industrial	2,496.6	16.6	2,274.5	15.4
Apartments	5,977.0	39.8	5,263.6	35.7
Hotel	89.6	0.6	91.2	0.6
Mixed use/other	150.0	1.0	172.3	1.2
Total	$15,035.5	100.0%	$14,758.4	100.0%

Impaired Mortgage Loans

Prior to 2020, impaired mortgage loans were loans with a related specific valuation allowance, loans whose carrying amount had been reduced to the expected collectible amount because the impairment had been considered other than temporary or a loan modification had been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination was made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. We did not have any significant impaired mortgage loans in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the year ended December 31, 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2020, 2019 and 2018.

Real Estate

    Depreciation expense on invested real estate was $65.2 million, $60.3 million and $54.1 million in 2020, 2019 and 2018, respectively. Accumulated depreciation was $591.1 million and $525.9 million as of December 31, 2020 and 2019, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2020	2019
		(in millions)
Total assets		$83,239.5	$73,594.5
Total liabilities		10,072.1	11,862.4
Total equity		$73,167.4	$61,732.1
Net investment in unconsolidated entities		$771.1	$756.3

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Total revenues	$11,761.4	$10,548.6	$8,968.6
Net income	7,350.8	6,991.8	5,491.6
Our share of net income of unconsolidated entities	46.4	55.3	57.7

In addition, other investments include $973.6 million and $734.1 million of cash surrender value of company owned life insurance as of December 31, 2020 and 2019, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2020 and 2019, we posted $4,604.9 million and $4,062.0 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2020 and 2019, we posted $2,553.0 million and $2,633.2 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2020 and 2019, $133.4 million and $163.9 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2020
Derivative assets	$393.6	$(122.1)	$(268.1)	$3.4
December 31, 2019
Derivative assets	$279.6	$(80.2)	$(197.6)	$1.8

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2020
Derivative liabilities	$161.3	$(122.1)	$(31.4)	$7.8
December 31, 2019
Derivative liabilities	$147.0	$(80.2)	$(57.5)	$9.3

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $414.4 million and $249.9 million of derivative liabilities as of December 31, 2020 and December 31, 2019, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2020 and December 31, 2019.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
To be announced (“TBA”) forward contracts are forward settling government guaranteed mortgage-backed securities. At inception of the forward contract it is our intent to net settle rather than take physical delivery, thus the forward contracts are accounted for as derivatives. We use TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We also use exchange-traded futures in various fund strategies to manage an absolute return and volatility reduction objective for equity risk against respective benchmarks.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We offer group annuity contracts that have guaranteed separate accounts as an investment option.
We had a structured investment relationship with a trust we determined to be a VIE, which was consolidated in our financial statements. The certificates issued by the trust included obligations to deliver an underlying security to residual interest holders and the obligations contained an embedded derivative of the forecasted transaction to deliver the underlying security. The certificates matured in the second quarter of 2020.
We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.
Exposure
    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.
We posted $122.6 million and $148.9 million in cash and securities under collateral arrangements as of December 31, 2020 and December 31, 2019, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.
Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2020 and December 31, 2019, was $165.7 million and $151.1 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $122.6 million and $148.9 million as of December 31, 2020 and December 31, 2019, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2020, we would be required to post an additional $44.2 million of collateral to our counterparties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and December 31, 2019, we had received $220.5 million and $156.8 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$44,472.1	$35,173.6
Interest rate options	2,083.9	1,416.9
Interest rate forwards	500.0	—
Interest rate futures	188.5	142.5
Swaptions	62.0	62.0
Foreign exchange contracts:
Currency swaps	807.5	784.0
Equity contracts:
Equity options	1,857.7	1,672.8
Equity futures	201.0	149.5
Credit contracts:
Credit default swaps	295.0	165.0
Other contracts:
Embedded derivatives	9,280.9	8,869.5
Total notional amounts at end of period	$59,748.6	$48,435.8

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$291.0	$181.9
Interest rate options	51.0	28.3
Interest rate forwards	2.9	—
Foreign exchange contracts:
Currency swaps	22.2	45.2
Equity contracts:
Equity options	33.2	30.5
Credit contracts:
Credit default swaps	3.4	0.5
Total gross credit exposure	403.7	286.4
Less: collateral received	269.5	208.3
Net credit exposure	$134.2	$78.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$27.8	$21.3
Foreign exchange contracts	21.1	30.0	43.4	15.2
Total derivatives designated as hedging
instruments	$21.1	$30.0	$71.2	$36.5

Derivatives not designated as hedging
instruments
Interest rate contracts	$336.0	$204.2	$33.1	$16.7
Foreign exchange contracts	—	14.4	5.7	29.5
Equity contracts	33.2	30.5	48.9	63.1
Credit contracts	3.3	0.5	2.4	1.2
Other contracts	—	—	414.4	249.9
Total derivatives not designated as hedging
instruments	372.5	249.6	504.5	360.4

Total derivative instruments	$393.6	$279.6	$575.7	$396.9
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $414.4 million and $151.2 million as of December 31, 2020 and December 31, 2019, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2020 and December 31, 2019, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2020
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.5	$20.0	4.5
BBB	115.0	2.1	115.0	3.9
Sovereign
A	20.0	0.6	20.0	4.5
BBB	15.0	0.1	15.0	1.0
Total credit default swap protection sold	$170.0	$3.3	$170.0	3.8

	December 31, 2019
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$5.0	$—	$5.0	0.5
BBB	70.0	0.2	70.0	2.6
Sovereign
BBB	15.0	0.3	15.0	2.0
Total credit default swap protection sold	$90.0	$0.5	$90.0	2.4

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			included in the amortized cost
of financial position in which the	Amortized cost of hedged item		of the hedged item
hedged item is included	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Fixed maturities, available-for-sale:
Active hedging relationships	$476.1	$142.0	$21.4	$18.1
Discontinued hedging relationships	135.1	159.3	5.2	7.7
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$611.2	$301.3	$26.6	$25.8

Cash Flow Hedges

    We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2020	2019	2018
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(3.0)	$(9.9)	$36.7
Foreign exchange contracts	Fixed maturities, available-for-sale	(37.1)	(9.4)	20.8
Foreign exchange contracts	Investment contracts	—	—	(0.1)
Total		$(40.1)	$(19.3)	$57.4

We expect to reclassify net gains of $23.5 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,022.9	$92.7	$7,542.0

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$—	$(6.6)	$—
Gain recognized on derivatives	—	6.2	—
Amortization of hedged item basis adjustments	(6.7)	—	—
Amounts related to periodic settlements on derivatives	(5.9)	—	—
Total loss recognized for fair value hedging relationships	$(12.6)	$(0.4)	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$20.9	$17.0	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.3	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	12.7	—
Amounts related to periodic settlements on derivatives	6.0	—	(0.1)
Total gain (loss) recognized for cash flow hedging relationships	$26.9	$30.0	$(0.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2020	2019	2018
	(in millions)
Interest rate contracts	$342.7	$218.0	$(27.6)
Foreign exchange contracts	7.7	(1.3)	4.1
Equity contracts	(95.8)	(132.9)	(31.0)
Credit contracts	1.8	(3.6)	(1.6)
Other contracts	(247.3)	(145.3)	107.9
Total	$9.1	$(65.1)	$51.8

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2020 and 2019, the PDO was $298.2 million and $202.7 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,423.2	$3,563.1
Other policyholder funds	6.0	6.6
Policyholder dividends payable	189.0	199.1
Policyholder dividends obligation	298.2	202.7
Other liabilities	8.7	7.8
Total Closed Block liabilities	3,925.1	3,979.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,353.3	2,269.6
Fixed maturities, trading	2.6	2.6
Equity securities	1.1	1.1
Mortgage loans	565.9	622.8
Policy loans	456.8	486.0
Other investments	61.7	46.4
Total investments	3,441.4	3,428.5
Cash and cash equivalents	23.2	47.5
Accrued investment income	35.4	38.1
Premiums due and other receivables	8.3	9.7
Deferred tax asset	24.2	29.5
Total assets designated to the Closed Block	3,532.5	3,553.3
Excess of Closed Block liabilities over assets designated to the Closed Block	392.6	426.0
Amounts included in accumulated other comprehensive income	0.9	0.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$393.5	$426.9
    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$217.6	$227.6	$244.2
Net investment income	143.6	154.4	160.5
Net realized capital gains (losses)	16.0	7.4	(3.4)
Total revenues	377.2	389.4	401.3

Expenses
Benefits, claims and settlement expenses	212.8	204.4	211.5
Dividends to policyholders	117.8	116.3	120.9
Operating expenses	2.7	2.9	3.3
Total expenses	333.3	323.6	335.7
Closed Block revenues, net of Closed Block expenses, before income taxes	43.9	65.8	65.6
Income taxes	8.4	12.9	11.1
Closed Block revenues, net of Closed Block expenses and income taxes	35.5	52.9	54.5
Funding adjustments	(2.2)	(3.0)	(0.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$33.3	$49.9	$54.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Beginning of year	$426.9	$476.8	$532.1
Effects of implementation of accounting changes (1)	0.1	—	1.3
End of year	393.5	426.9	476.8
Change in maximum future earnings	$(33.3)	$(49.9)	$(54.0)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020 and equity investments and the reclassification of certain tax effects in 2018.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of year	$3,509.9	$3,680.4	$3,331.7
Costs deferred during the year	456.6	473.0	414.2
Amortized to expense during the year (1)	(386.9)	(345.8)	(252.2)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(181.1)	(297.7)	186.7
Balance at end of year	$3,398.5	$3,509.9	$3,680.4
(1) Includes adjustments for revisions to EGPs.

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2020	2019
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,864.1	$13,457.5
GICs	11,858.0	10,423.5
Funding agreements	9,407.3	8,640.6
Other investment contracts	1,047.3	893.6
Total liabilities for investment contracts	35,176.7	33,415.2
Universal life and other reserves	7,296.6	4,919.4
Total contractholder funds	$42,473.3	$38,334.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2020 and 2019, $4,252.5 million and $4,010.9 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2020 and 2019, $75.0 million and $75.2 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $122.4 million and $112.2 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $201.8 million and $201.7 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of April 2020, there were no outstanding funding agreements or medium term notes associated with this program. As of December 31, 2019, $26.2 million of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program were guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2020 and 2019, $4,755.8 million and $4,214.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Balance at beginning of year	$2,365.5	$2,252.7	$2,130.5
Less: reinsurance recoverable	403.8	404.3	375.8
Net balance at beginning of year	1,961.7	1,848.4	1,754.7
Incurred:
Current year	1,376.8	1,361.3	1,268.8
Prior years	26.6	0.8	0.3
Total incurred	1,403.4	1,362.1	1,269.1
Payments:
Current year	863.8	869.4	815.7
Prior years	403.3	379.4	359.7
Total payments	1,267.1	1,248.8	1,175.4
Net balance at end of year	2,098.0	1,961.7	1,848.4
Plus: reinsurance recoverable	436.9	403.8	404.3
Balance at end of year	$2,534.9	$2,365.5	$2,252.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$57.8	$57.9	$54.6

    Incurred liability adjustments relating to prior years, which affected current operations during 2020, 2019 and 2018, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2020	2020
	($ in millions)
Incurral
year
2011	$203.7	$192.6	$185.4	$184.8	$178.4	$172.3	$169.6	$167.6	$166.5	$167.0	$0.1	6,294
2012		217.9	200.0	191.1	189.5	181.8	174.8	173.3	171.9	173.1	0.1	6,445
2013			219.3	203.3	188.4	190.7	182.3	179.5	177.1	173.4	0.1	7,050
2014				242.2	231.4	214.4	218.1	206.2	201.9	202.0	0.1	7,603
2015					231.0	227.2	217.2	215.3	208.2	210.0	0.1	7,179
2016						229.8	228.4	219.4	219.5	214.4	0.1	6,163
2017							238.4	239.7	243.1	245.8	4.4	6,074
2018								239.4	245.1	239.2	6.6	5,738
2019									255.2	248.4	3.2	5,858
2020										252.1	87	3,588
Total net incurred claims										$2,125.4

	Net cumulative paid claims (1)
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
	(in millions)
Incurral
year
2011	$11.2	$50.0	$72.5	$85.7	$95.4	$105.2	$112.6	$119.3	$125.4	$129.7
2012		13.8	55.1	80.8	93.7	104.6	112.9	120.0	126.1	131.5
2013			12.5	55.0	81.4	97.0	106.4	116.4	123.2	129
2014				16.1	66.0	96.3	111.8	122.3	132.4	140.8
2015					16.9	67.0	98.0	114.6	126.8	137.1
2016						16.2	70.6	105.6	124.9	136.8
2017							17.8	76.5	115.0	135.9
2018								20.1	79.9	115.7
2019									19.2	79.7
2020										20.6
Total net paid claims										1,156.8
All outstanding liabilities for unpaid claims prior to 2011 net of reinsurance										240.2
Total outstanding liabilities for unpaid claims net of reinsurance										$1,208.8

	(1) 2011-2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$724.7	$711.6	$—	3,363,947
2020		679.8	45.0	2,899,957
Total net incurred claims		$1,391.4

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$653.5	$711.5
2020		609.5
Total net paid claims		1,321.0
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$70.4

(1) 2019 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$228.3	$224.6	$0.7	5,117
2020		270.6	21.9	5,505
Total net incurred claims		$495.2

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$181.7	$223.0
2020		219.3
Total net paid claims		442.3
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		1.1
Total outstanding liabilities for unpaid claims net of reinsurance		$54.0

(1) 2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2020
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,208.8	$70.4	$54.0	$1,333.2

Reconciling items:
Reinsurance recoverable on unpaid claims	53.3	—	0.1	53.4
Impact of discounting	(214.5)	—	—	(214.5)
Liability for unpaid claims - short-duration
contracts	$1,047.6	$70.4	$54.1	1,172.1
Insurance contracts other than short-duration				1,362.8
Liability for unpaid claims				$2,534.9

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2020 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.7%	91.7%	81.5%
2	24.3	8.0	17.3
3	15.1
4	8.2
5	5.7
6	5.2
7	4.2
8	3.6
9	3.4
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2020	$1,047.6			$70.4			$54.1
December 31, 2019	1,029.9			71.2			50.4
Range of discount rates
December 31, 2020	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2019	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2020	$214.5			$—			$—
December 31, 2019	215.0			—			—
Interest accretion
For the year ended:
December 31, 2020	$33.9			$—			$—
December 31, 2019	34.2			—			—
December 31, 2018	34.5			—			—
10. Debt
Short-Term Debt
The components of short-term debt were as follows:

			December 31, 2020
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

			December 31, 2019
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2020	60.0	—
Total			$860.0	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2020 and 2019.

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2020
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$55.6	$0.3	$55.9
Total long-term debt	$55.6	$0.3	$55.9

	December 31, 2019
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$107.7	$1.0	$108.7
Total long-term debt	$107.7	$1.0	$108.7

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2020, ranged from $3.1 million to $15.1 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2019, ranged from $3.7 million to $64.2 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $194.1 million and $238.2 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2021	$2.0
2022	2.1
2023	24.5
2024	17.5
2025	0.4
Thereafter	9.4
Total future maturities of long-term debt	$55.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
11. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Current income taxes (benefits):
U.S. federal	$19.1	$24.5	$(29.7)
State	12.6	8.0	2.0
Foreign	—	—	(0.1)
Tax benefit of operating loss carryforward	(0.1)	(0.3)	(0.2)
Total current income taxes (benefits)	31.6	32.2	(28.0)
Deferred income taxes:
U.S. federal	128.5	113.2	174.8
State	—	(5.2)	—
Total deferred income taxes	128.5	108.0	174.8
Income taxes	$160.1	$140.2	$146.8
    Our income before income taxes was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Domestic	$1,227.5	$1,262.8	$1,398.7
Foreign	—	—	2.4
Total income before income taxes	$1,227.5	$1,262.8	$1,401.1

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2020	2019	2018
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(6)	(6)	(5)
Tax credits	(3)	(4)	(3)
Interest exclusion from taxable income	(1)	(1)	(1)
Impact of the Tax Cuts and Jobs Act	—	—	(2)
Low income housing tax credit amortization	1	1	1
Other	1	—	(1)
Effective income tax rate	13%	11%	10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Unrecognized Tax Benefits
    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of period	$57.2	$37.2	$188.5
Additions based on tax positions related to the current year	1.3	0.1	—
Additions for tax positions of prior years	17.4	23.1	43.1
Reductions for tax positions related to the current year	(3.2)	(3.2)	(10.6)
Reductions for tax positions of prior years	—	—	(23.2)
Settlements	(13.4)	—	(160.6)
Expired statute of limitations	(13.5)	—	—
Balance at end of period (1)	$45.8	$57.2	$37.2

(1) Our 2020 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.
As of December 31, 2020, 2019 and 2018, we had recognized $1.1 million, $0.8 million and $1.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020, within the period of the extended statute of limitation. The IRS continued examination of tax years 2015 through 2017 and initiated examination of tax year 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax assets:
Investments, including derivatives	$368.7	$190.9
Insurance liabilities	352.5	62.9
Net operating and capital loss carryforwards	—	0.1
Tax credit carryforwards	4.3	106.0
Employee benefits	14.3	—
Other deferred income tax assets	19.6	—
Total deferred income tax assets	759.4	359.9
Deferred income tax liabilities:
Deferred acquisition costs	(530.3)	(562.8)
Investments, including derivatives	(628.7)	(362.0)
Net unrealized gains on available-for-sale securities	(1,555.5)	(874.7)
Real estate	(158.4)	(146.7)
Intangible assets	(8.3)	(9.6)
Gain on sale of discontinued operations (1)	(196.6)	(203.2)
Employee benefits	—	(3.4)
Other deferred income tax liabilities	—	(21.4)
Total deferred income tax liabilities	(3,077.8)	(2,183.8)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)
(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(2,285.0)	$(1,795.2)
State	(33.4)	(28.7)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2020 and 2019, we had tax credit carryforwards for U.S. federal income tax purposes of $4.3 million and $106.0 million, respectively. Alternative minimum and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined PFG’s consolidated U.S. federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and the foreign tax credit carryforwards were fully utilized in 2020. The general business credit carryforward will expire by 2040 if unused. As of December 31, 2020, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and 2019, state net operating loss carryforwards were $0.3 million and $1.0 million, respectively, and will expire between 2032 and 2039. As of December 31, 2020, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 following review by the Joint Committee of Taxation. As of December 31, 2020 and 2019, we had $58.4 million and $196.6 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 were received in September 2020. The IRS commenced audit of PFG’s U.S. federal income tax return for 2009 in 2011, 2010 in 2012, 2011 in 2013, 2012 in 2015, 2015 through 2017 in 2019 and 2018 in the fourth quarter of 2020. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2021, for 2009 through 2012 although effectively settled, has expired for 2013 and 2014, and was extended for tax years 2015 and 2016 through October 15, 2021. The statute remains open for tax years 2017 and 2018 through October 15, 2021 and 2022, respectively. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

12. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2020	2019
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(86.3)	$(83.8)
Interest cost	(2.4)	(3.2)
Actuarial loss	(10.2)	(3.6)
Participant contributions	(6.0)	(4.4)
Benefits paid	11.4	10.4
Plan amendments	1.0	(1.7)
Benefit obligation at end of year	$(92.5)	$(86.3)

Change in plan assets
Fair value of plan assets at beginning of year	$705.3	$618.7
Actual return on plan assets	49.8	91.6
Employer contribution	1.4	1.0
Participant contributions	6.0	4.4
Benefits paid	(11.4)	(10.4)
Fair value of plan assets at end of year	$751.1	$705.3

Amount recognized in statement of financial position
Other assets	$661.5	$622.8
Other liabilities	(2.9)	(3.8)
Total	$658.6	$619.0

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(17.0)	$(12.0)
Prior service benefit	0.7	1.8
Pre-tax accumulated other comprehensive income	$(16.3)	$(10.2)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2020, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a higher than expected number of retirees electing medical coverage with the elimination of subsidized benefits. For the year ended December 31, 2019, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a gain from actual and projected medical claims cost being lower than expected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effective January 1, 2021, $655.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2020	2019
	(in millions)
Accumulated postretirement benefit obligation	$2.9	$3.8
Fair value of plan assets	—	—

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Service cost	$—	$—	$0.1
Interest cost	2.4	3.2	2.9
Expected return on plan assets	(34.8)	(32.0)	(32.2)
Amortization of prior service (benefit) cost	0.1	(0.1)	(12.8)
Recognized net actuarial (gain) loss	0.2	0.3	(1.2)
Net periodic benefit income	$(32.1)	$(28.6)	$(43.2)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Other changes recognized in accumulated other comprehensive income
Net actuarial gain	$(4.8)	$(56.0)
Prior service (benefit) cost	(1.0)	1.7
Amortization of net loss	(0.2)	(0.3)
Amortization of prior service benefit (cost)	(0.1)	0.1
Total recognized in pre-tax accumulated other comprehensive income	$(6.1)	$(54.5)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(38.2)	$(83.1)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2020	2019
Discount rate	2.15%	2.95%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2020	2019	2018
Discount rate (1)	2.95%	3.95%	3.35%
Expected long-term return on plan assets	4.95%	5.20%	4.85%
Rate of compensation increase	N/A	N/A	2.39%

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.95% expected long-term return on plan assets for 2020 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 5.0% and 4.7%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2020	2019
Health care cost trend rate assumed for next year under age 65	6.75%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2029	2028

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2020
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.4	$0.4	$—	$—
Fixed income security portfolios (1)	610.1	590.8	19.3	—
U.S. equity portfolios (2)	93.8	28.5	65.3	—
International equity portfolios (3)	46.8	13.8	33.0	—
Total	$751.1	$633.5	$117.6	$—

	December 31, 2019
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.6	$0.6	$—	$—
Fixed income security portfolios (1)	355.8	316.4	39.4	—
U.S. equity portfolios (2)	245.6	201.4	44.2	—
International equity portfolios (3)	103.3	85.0	18.3	—
Total	$705.3	$603.4	$101.9	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2020 and 2019, $117.6 million and $101.8 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.
    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:
•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.
    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	35%
International equity portfolios	15%
Fixed income security portfolios	50%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2021	$13.6
2022	13.1
2023	11.8
2024	10.7
2025	9.5
2026-2030	33.6

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2020.

13. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court November 3-10, 2020. The court has not yet issued a decision. We will continue to aggressively defend the case.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2020, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.
To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2020.
Guarantees and Indemnifications
    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2020, was approximately $297.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2020 and 2019, the liability balance for guaranty fund assessments, which is not discounted, was $21.1 million and $21.7 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2020 and 2019, $9.6 million and $10.0 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Leases
    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

    The lease assets and liabilities were as follows:

	December 31,
	2020	2019
	(in millions)
Assets
Operating lease assets (1)	$128.8	$92.9
Finance lease assets (1)	49.5	31.0
Total lease assets	$178.3	$123.9

Liabilities
Operating lease liabilities (2)	$119.8	$94.0
Finance lease liabilities (2)	50.1	31.4
Total lease liabilities	$169.9	$125.4
(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$20.4	$14.5
Interest on lease liabilities	1.0	1.0
Operating lease cost (1)	30.5	29.4
Other lease cost (1) (2)	5.8	5.0
Sublease income (3)	(1.6)	(1.7)
Total lease cost	$56.1	$48.2
(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Rental expense for operating leases for the year ended December 31, 2018, was $17.1 million. Depreciation expense for capital leases for the year ended December 31, 2018, was $9.9 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Payments for operating leases for the years ended December 31, 2020 and 2019, were $40.7 million and $31.6 million, respectively. Payments for finance leases for the years ended December 31, 2020 and 2019, were $21.2 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2021	$29.1	$21.5	$50.6
2022	23.8	13.6	37.4
2023	17.9	11.4	29.3
2024	13.8	3.6	17.4
2025	10.8	1.1	11.9
2026 and thereafter	38.8	—	38.8
Total lease payments	134.2	51.2	185.4
Less: interest	14.4	1.1	15.5
Present value of lease liabilities	$119.8	$50.1	$169.9

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	8.1	7.6
Finance leases	3.0	2.6

Weighted-average discount rate:
Operating leases	2.4%	3.1%
Finance leases	1.8%	2.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (3)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (4)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.3)	$526.0	$(2,008.3)
Reclassification adjustment for losses included in net income (1)	84.4	(13.6)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.1)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.7)	277.4
Net unrealized losses on available-for-sale securities	(1,912.9)	399.6	(1,513.3)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.3)	31.4
Adjustments for assumed changes in amortization patterns	(5.3)	1.1	(4.2)
Adjustments for assumed changes in policyholder liabilities	(0.8)	0.1	(0.7)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.1)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.6)	46.8
Reclassification adjustment for gains included in net income (3)	(50.8)	7.1	(43.7)
Adjustments for assumed changes in amortization patterns	0.3	(0.1)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.0)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.6)	15.1	(56.5)
Amortization of amounts included in net periodic benefit cost (4)	(14.0)	2.9	(11.1)
Net unrecognized postretirement benefit obligation	(85.6)	18.0	(67.6)

Other comprehensive loss	$(1,959.3)	$412.9	$(1,546.4)

(1) Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Prior to 2020, represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities (1)	available-for-sale (2)	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2018	$1,333.5	$(58.4)	$52.6	$(1.0)	$33.1	$1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.1)	—	51.7	—	(56.5)	(1,588.9)
Amounts reclassified from AOCI	70.8	26.5	(43.7)	—	(11.1)	42.5
Other comprehensive loss	(1,513.3)	26.5	8.0	—	(67.6)	(1,546.4)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.2)	7.7	1.0	(0.4)	242.0
Balances as of December 31, 2018	69.2	(47.1)	68.3	—	(34.9)	55.5
Other comprehensive income
during the period, net of
adjustments	2,493.3	—	8.0	—	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	—	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	—	43.1	2,565.2
Balances as of December 31, 2019	2,602.9	(44.1)	53.7	—	8.2	2,620.7
Other comprehensive income
during the period, net of
adjustments	1,428.7	—	(13.2)	—	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	—	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	—	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—	—
Balances as of December 31, 2020	$3,955.5	$—	$18.5	$—	$12.9	$3,986.9

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $2.6 million as of December 31, 2020.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder’s equity.
Dividend Limitations
Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2020 statutory results, we could pay approximately $932.5 million in ordinary stockholder dividends in 2021 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2021, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2020.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2020, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps and swaptions using observable swap curves as the inputs. These are reflected in Level 2. For forward contracts, we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain nonredeemable preferred stock. In addition, in 2019 we had commercial mortgage loans of consolidated VIEs for which the fair value option was elected and certain redeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity (“CCFE”) under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities included embedded derivatives of the forecasted transactions to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives was calculated based on the value of the underlying securities that were valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which was reflected in Level 2. The certificates matured in the second quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2020
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,941.3	$—	$1,623.9	$317.4	$—
Non-U.S. governments	947.7	—	—	947.7	—
States and political subdivisions	9,080.2	—	—	9,080.2	—
Corporate	43,359.5	—	—	43,068.7	290.8
Residential mortgage-backed pass-
through securities	2,294.3	—	—	2,294.3	—
Commercial mortgage-backed securities	4,893.4	—	—	4,880.2	13.2
Collateralized debt obligations (1)	4,019.7	—	—	3,992.5	27.2
Other debt obligations	7,031.5	—	—	7,002.3	29.2
Total fixed maturities, available-for-sale	73,567.6	—	1,623.9	71,583.3	360.4
Fixed maturities, trading	233.2	—	0.5	232.7	—
Equity securities	71.2	—	27.2	44.0	—
Derivative assets (2)	393.6	—	—	393.0	0.6
Other investments	105.7	75.7	—	—	30.0
Cash equivalents	894.0	—	—	894.0	—
Sub-total excluding separate account
assets	75,265.3	75.7	1,651.6	73,147.0	391.0

Separate account assets	134,135.1	155.8	102,212.4	22,873.7	8,893.2
Total assets	$209,400.4	$231.5	$103,864.0	$96,020.7	$9,284.2

Liabilities
Investment and universal life contracts (3)	$(414.4)	$—	$—	$—	$(414.4)
Derivative liabilities (2)	(161.3)	—	—	(155.6)	(5.7)
Total liabilities	$(575.7)	$—	$—	$(155.6)	$(420.1)

Net assets	$208,824.7	$231.5	$103,864.0	$95,865.1	$8,864.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,656.9	$—	$1,277.4	$379.5	$—
Non-U.S. governments	853.0	—	—	853.0	—
States and political subdivisions	7,419.4	—	—	7,419.4	—
Corporate	37,111.1	—	18.5	37,010.9	81.7
Residential mortgage-backed pass-
through securities	2,844.2	—	—	2,844.2	—
Commercial mortgage-backed securities	4,802.7	—	—	4,789.8	12.9
Collateralized debt obligations (1)	3,211.2	—	—	3,012.2	199.0
Other debt obligations	8,084.9	—	—	7,993.6	91.3
Total fixed maturities, available-for-sale	65,983.4	—	1,295.9	64,302.6	384.9
Fixed maturities, trading	237.6	—	0.5	236.8	0.3
Equity securities	69.9	—	26.5	43.4	—
Derivative assets (2)	279.6	—	—	251.7	27.9
Other investments	112.5	78.3	—	—	34.2
Cash equivalents	729.3	—	—	729.3	—
Sub-total excluding separate account
assets	67,412.3	78.3	1,322.9	65,563.8	447.3

Separate account assets	125,801.7	129.0	95,419.5	21,286.5	8,966.7
Total assets	$193,214.0	$207.3	$96,742.4	$86,850.3	$9,414.0

Liabilities
Investment and universal life contracts (3)	$(151.2)	$—	$—	$—	$(151.2)
Derivative liabilities (2)	(147.0)	—	—	(130.7)	(16.3)
Other liabilities (3)	(98.7)	—	—	(98.7)	—
Total liabilities	$(396.9)	$—	$—	$(229.4)	$(167.5)

Net assets	$192,817.1	$207.3	$96,742.4	$86,620.9	$9,246.5

(1) Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $15.1 million and $19.9 million as of December 31, 2020 and December 31, 2019, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included in	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2019	income (2)	income (3)	(4)	Level 3	Level 3	2019
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$4.6	$—	$—	$(4.6)	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7
Commercial mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9
Collateralized debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0
Other debt obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3
Total fixed maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9
Fixed maturities, trading	—	—	—	0.3	—	—	0.3
Other investments	17.2	5.9	—	1.1	10.0	—	34.2
Separate account assets (1)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7

Liabilities
Investment and universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)

Derivatives
Net derivative assets (liabilities)	3.5	(0.2)	—	8.3	—	—	11.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2018	income (2)	income (3)	(4)	Level 3	Level 3	2018
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$6.1	$—	$(0.1)	$(1.4)	$—	$—	$4.6
Corporate	100.6	(1.0)	0.3	(22.0)	—	(20.0)	57.9
Commercial mortgage-backed
securities	10.6	(3.5)	0.2	0.1	3.6	(1.5)	9.5
Collateralized debt obligations	125.0	(0.9)	0.2	64.4	54.7	(235.1)	8.3
Other debt obligations	2.3	—	(0.2)	147.4	—	(91.0)	58.5
Total fixed maturities,
available-for-sale	244.6	(5.4)	0.4	188.5	58.3	(347.6)	138.8
Fixed maturities, trading	—	—	—	3.7	—	(3.7)	—
Equity securities	2.7	12.9	—	(15.6)	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2
Separate account assets (1)	7,486.3	889.7	—	106.8	2.3	(41.1)	8,444.0

Liabilities
Investment and universal life
contracts	(119.6)	107.9	—	6.4	—	—	(5.3)

Derivatives
Net derivative assets (liabilities)	19.6	(18.6)	—	2.5	—	—	3.5

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Assets
Fixed maturities, available-for-sale:
Commercial mortgage-backed securities	$(1.2)	$(2.9)	$(1.9)
Collateralized debt obligations	(2.2)	(2.6)	(0.9)
Total fixed maturities, available-for-sale	(3.4)	(5.5)	(2.8)
Other investments	5.3	6.0	1.7
Separate account assets	385.5	697.1	829.8

Liabilities
Investment and universal life contracts	(251.1)	(134.0)	110.3

Derivatives
Net derivative assets (liabilities)	9.9	3.9	(17.1)

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

For the year ended
December 31, 2020
(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$11.9
Commercial mortgage-backed securities	1.5
Collateralized debt obligations	(0.3)
Total fixed maturities, available-for-sale	13.1
(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (5)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	2.3	(6.3)	—	(18.0)	(22.0)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.3)	64.4
Other debt obligations	152.0	—	—	(4.6)	147.4
Total fixed maturities, available-for-sale	246.0	(6.3)	—	(51.2)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.6)	—	—	(15.6)
Other investments	9.0	—	—	—	9.0
Separate account assets (5)	627.1	(519.4)	(206.5)	205.6	106.8

Liabilities
Investment and universal life contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

(5) Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$4.1	$—	$—
Commercial mortgage-backed securities	—	3.7	—	2.3
Collateralized debt obligations	—	69.9	—	—
Other debt obligations	—	8.3	—	76.3
Total fixed maturities, available-for-sale	—	86.0	—	78.6
Other investments	—	10.0	—	—
Separate account assets	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$—	$—	$20.0
Commercial mortgage-backed securities	—	3.6	—	1.5
Collateralized debt obligations	—	54.7	—	235.1
Other debt obligations	—	—	—	91.0
Total fixed maturities, available-for-sale	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	3.7
Separate account assets	—	2.3	0.2	40.9

Assets transferred into Level 3 during 2020, 2019 and 2018, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. In addition, other investments transferred from Level 2 into Level 3 during 2019, included certain redeemable preferred stock for which at least one significant unobservable input is now used to determine fair value.

Assets transferred out of Level 3 during 2020, 2019 and 2018, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$286.1	Discounted cash flow	Discount rate (1)	0.9%-11.7%	7.3%
			Illiquidity premium	0 basis points ("bps")-60bps	19bps
			Comparability adjustment	0bps-769bps	359bps
			Potential loss severity	0.0%-54.6%	0.2%
			Probability of default	0.0% -100%	0.3%
Commercial mortgage-backed securities	1.1	Discounted cash flow	Potential loss severity	78.4%	78.4%
			Probability of default	100.0%	100.0%
Collateralized debt obligations	0.7	Discounted cash flow	Potential loss severity	40.5%	40.5%
			Probability of default	100.0%	100.0%
Other debt obligations	0.8	Discounted cash flow	Discount rate (1)	10.0%	10.0%
			Illiquidity premium	500bps	500bps
Other investments	28.5	Discounted cash flow - real estate	Discount rate (1)	6.5%	6.5%
			Terminal capitalization rate	5.3%	5.3%
			Average market rent growth rate	2.6%	2.6%
		Discounted cash flow - real estate debt	Loan to value	52.6%	52.6%
			Credit spread	3.3%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	8,893.2	Discounted cash flow - mortgage loans	Discount rate (1)	1.2%	1.2%
			Illiquidity premium	60bps	60bps
			Credit spread rate	110bps	110bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.9%	6.9%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	1.5%-4.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.3%-74.2%	47.5%
			Market interest rate	2.0%-5.0%	3.4%

Liabilities
Investment and universal life contracts (6)	(414.4)	Discounted cash flow	Long duration interest rate	1.3%-1.4% (3)	1.4%
			Long-term equity market volatility	17.6%-26.9%	19.7%
			Nonperformance risk	0.1%-1.3%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%	5.6%
			Mortality rate	See note (5)

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$72.5	Discounted cash flow	Discount rate (1)	1.9%-5.1%	3.8%
			Illiquidity premium	0bps-410bps	152bps
Commercial mortgage-backed securities	2.4	Discounted cash flow	Probability of default	100.0%	100.0%
			Potential loss severity	53.1%	53.1%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	108.7	Discounted cash flow	Discount rate (1)	2.9%-10.0%	3.4%
			Potential loss severity	23.0%	23.0%
			Probability of default	100.0%	100.0%
	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other debt obligations	1.2	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Other investments	10.0	Market comparables	Revenue multiples (2)	0.8x-5.0x	3.2x
Separate account assets	8,966.2	Discounted cash flow - mortgage loans	Discount rate (1)	2.8%	2.8%
			Illiquidity premium	60bps	60bps
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.5%-11.8%	6.7%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	2.0%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	8.0%-80.4%	45.9%
			Market interest rate	3.2%-5.8%	3.6%

Liabilities
Investment and universal life contracts (6)	(151.2)	Discounted cash flow	Long duration interest rate	2.1% (3)
			Long-term equity market volatility	16.9%-26.9%
			Nonperformance risk	0.2%-1.3%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (5)
(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2020, 2019 and 2018.

Fair Value Option

We elected fair value accounting for:
•Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019.
•Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2020	December 31, 2019
	(in millions)
Real estate ventures (1)
Fair value	$28.5	$22.8

(1)Reported with other investments in the consolidated statements of financial position.

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$—	$0.1	$(0.2)
Interest income (3)	—	0.3	0.7

Real estate ventures
Change in fair value pre-tax gain (4)	5.3	6.0	1.7
(1)None of the change in fair value related to instrument-specific credit risk.
(2)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(3)Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.
(4)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2020
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$16,506.1	$17,925.7	$—	$—	$17,925.7
Policy loans	723.8	966.7	—	—	966.7
Other investments	285.2	276.4	—	185.0	91.4
Cash and cash equivalents	754.5	754.5	754.5	—	—
Investment contracts	(34,788.3)	(36,085.5)	—	(5,276.9)	(30,808.6)
Long-term debt	(55.9)	(41.2)	—	—	(41.2)
Separate account liabilities	(119,133.1)	(118,117.1)	—	—	(118,117.1)
Bank deposits (1)	(423.5)	(429.7)	—	(429.7)	—
Cash collateral payable	(219.9)	(219.9)	(219.9)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$15,820.3	$16,548.0	$—	$—	$16,548.0
Policy loans	742.2	966.3	—	—	966.3
Other investments	273.5	267.8	—	175.0	92.8
Cash and cash equivalents	795.7	795.7	795.7	—	—
Investment contracts	(33,264.0)	(33,358.2)	—	(4,304.5)	(29,053.7)
Long-term debt	(108.7)	(107.6)	—	—	(107.6)
Separate account liabilities	(111,959.7)	(110,964.9)	—	—	(110,964.9)
Bank deposits (1)	(469.6)	(468.3)	—	(468.3)	—
Cash collateral payable	(156.8)	(156.8)	(156.8)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

For the year ended, December 31, 2019, our use of prescribed statutory accounting practices resulted in higher statutory surplus of $862.1 million relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. Effective June 2020, the affiliated reinsurer became accredited in the State of Iowa and the reserve credits were no longer considered a prescribed practice. In addition, as of December 31, 2019, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $151.3 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Effective January 1, 2020, the Iowa Insurance Division approved our request to discontinue the use of this permitted practice due to changes in the practices and procedures of the NAIC.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2020 and 2019, our affiliated reinsurance subsidiaries assumed statutory reserves of $8,978.2 million and $7,902.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2020 and 2019, assets admitted under these practices totaled $3,731.0 million and $3,358.0 million, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2020, we met the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2020	2019	2018
	(in millions)
Statutory net income	$915.9	$989.3	$1,017.6
Statutory capital and surplus	5,682.4	5,193.4	5,319.6

17. Revenues from Contracts with Customers

Administrative Service Fee Revenue

    We offer service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust services are also available through an affiliated trust company.

•Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

    We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Disaggregation of Revenues from Contracts with Customers

    The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Administrative service fee revenue	$280.9	$283.2	$284.1
Deposit account fee revenue	8.4	9.3	10.5
Commission income	27.0	26.9	19.6
Other fee revenue	2.4	2.5	2.3
Total revenues from contracts with customers	318.7	321.9	316.5
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,034.9	2,074.8	1,905.7
Total fees and other revenues per consolidated statements of
operations	$2,353.6	$2,396.7	$2,222.2

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $40.9 million and $42.1 million as of December 31, 2020 and 2019, respectively.

We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2020, 2019 and 2018, $7.2 million, $7.5 million and $8.4 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
18. Stock-Based Compensation Plans

As of December 31, 2020, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share-based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Compensation cost	$24.4	$21.9	$26.4
Related income tax benefit	4.0	4.1	5.2
Capitalized as part of an asset	1.5	1.7	1.9

Nonqualified Stock Options
    Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2020	2019	2018
Expected volatility	25.7%	23.3%	26.0%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	1.3%	2.6%	2.8%
Expected dividend yield	4.33%	4.07%	3.19%
Weighted average estimated fair value	$9.64	$10.00	$14.85

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2020, we had $1.9 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Performance Share Awards

    Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2020, 2019 and 2018 was $51.73, $53.09 and $63.98, respectively.

As of December 31, 2020, we had $2.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2020, 2019 and 2018 was $49.33, $53.19 and $63.77, respectively.

As of December 31, 2020, we had $17.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $11.33, $11.37 and $9.27 during 2020, 2019 and 2018, respectively.

PART C
OTHER INFORMATION

Item 30. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts
	(c1)	Distribution Agreement (Filed as Exhibit 1.A3a.a to the Registrant's filing on form S-6/A on 08/06/2002 (Accession No. 0000870786-02-000153)
	(c2)	Selling Agreement (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(c3)	Registered Representative Agreement (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)

(d)	Contracts (Exhibits (d1) through (d7) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(d1)	Form of Variable Life Contract
	(d2)	Form of Accelerated Benefits Rider
	(d3)	Form of Aviation Exclusion Rider
	(d4)	Form of Change of Insured Rider
	(d5)	Form of Death Benefit Guarantee Rider
	(d6)	Form of Extended Coverage Rider
	(d7)	Form of Hazardous Sports Exclusion Rider
	(d8)	Form of Supplemental Benefit Rider (Incorporated by Reference to the Registrant's filing on form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

(e)	Applications (Exhibits (e1) and (e2) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(e1)	Form of Life Insurance Application
	(e2)	Form of Supplemental Application

(f)	Depositor's Certificate of Incorporation and By-laws (Exhibits (f1) and (f2) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(f1)	Articles of Incorporation of the Depositor
	(f2)	Bylaws of Depositor

(g)	Reinsurance Contracts - Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003 (Accession No. 0000870786-03-000061)

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
1

(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000027)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000027)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000027)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000027)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
2

(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000027)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)6(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)6(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)6(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)6(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000147)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000027)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
3

(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)8(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)8(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)8(e) on 04/25/2014 (Accession No. 0000812797-14-000019)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000027)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000027)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000027)
4

(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000027)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000027)

11. Goldman Sachs
(a)	Participation Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(b)	Amendment 1 to Participation Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(c)	Amendment 2 to Participation Agreement dated April 7, 2011 -- Filed as exhibit 99.h11(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Amendment 3 to Participation Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)	Service Letter Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(f)	Administrative Service Letter Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(g)	Amendment 1 to Administrative Service Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(h)	Amendment 2 to Administrative Services Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(h) on 04/27/2015 (Accession No. 0000812797-15-000027)
(i)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as exhibit 99.h11(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)	Amendment 1 to Rule 22c-2 Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(j) on 04/27/2015 (Accession No. 0000812797-15-000027)

12. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

5

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)13(j) on 04/28/2020 (Accession No. 0000812797-20-000048)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000027)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
6

(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000027)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000027)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)13(r) on 04/28/2020 (Accession No. 0000812797-20-000048)
(s)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(t)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000027)

14. JP Morgan
(a)	Participation Agreement (Series) dated March 26, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)
(b)
Amendment 1 to Participation Agreement (Series) dated September 3, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(c)	Amendment to Participation Agreement (Series) dated January 8, 2003 -- Filed as exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Fund/SERV Amendment to Participation Agreement (Series) dated September 17, 2007 -- Filed as exhibit 99.h14(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)	Participation Agreement (Trust) dated April 24, 2009 -- Filed as exhibit 99.h14(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)	Amendment 1 to Participation Agreement (Trust) dated April 8, 2011 -- Filed as exhibit 99.h14(f) on 04/27/2015 (Accession No. 0000812797-15-000027)
(g)	Amendment 2 to Participation Agreement (Trust) dated August 31, 2012 -- Filed as exhibit 99.h14(g) on 04/27/2015 (Accession No. 0000812797-15-000027)
(h)
Administrative Services Agreement Letter (Series) dated March 26, 2002 ((Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(i)	Administrative Services Agreement dated April 24, 2009 -- Filed as exhibit 99.h14(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)	Amendment 1 to Administrative Services Agreement dated August 31, 2012 -- Filed as exhibit 99.h14(j) on 04/27/2015 (Accession No. 0000812797-15-000027)
(k)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as exhibit 99.h14(k) on 04/27/2015 (Accession No. 0000812797-15-000027)

15. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(a) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(b)	Administrative Service Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(b) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(c)	Service Agreement Letter dated May 1, 2016 - Filed as Exhibit 99(h)(15)(c) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(d)	Support Payment Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(d) - on 04/27/2017 (Accession No. 0000812797-17-000057)

16. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)15(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)15(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
7

(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 - Filed as Exhibit 99(h)(16)(c) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

18. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

19. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)18(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)18(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)18(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)18(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)18(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(f)	Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)18(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
8

(g)	Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)18(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)18(h) on 04/25/2014 (Accession No. 0000812797-14-000019)

20. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000027)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 - Filed as Exhibit 99(h)(20)(g) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000027)

21. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 2 to Participation Agreement dated March 2, 2021 *
(d)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h20(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(g)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 *
(h)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(i)	Consent dated May 15, 2007 -- Filed as exhibit 99.h20(g) on 04/27/2015 (Accession No. 0000812797-15-000027)

22. T. Rowe Price
(a)
Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

9

(b)
Amendment to Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)
Amendment to Participation Agreement dated November 15, 2005 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(d)
Letter Amendment to Participation Agreement dated March 17, 2008 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(e)	Amendment to Participation Agreement dated May 1, 2013 -- Filed as exhibit 99.h21(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)
Administrative Services Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)
Amendment 1 to Administrative Services Agreement dated November 28, 2005 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(h)	Amendment to Administrative Services Letter Agreement dated March 16, 2012 (Filed as Exhibit (h)21(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Supplement for Distribution Services 12b-1 Plan dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(j)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (8)(i)(4) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment to Participation Agreement dated May 1, 2017 (Filed as Exhibit (h)22(k) on 04/26/2019 (Accession No. 000012797-19-000036)

23. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)22(a) on 04/25/2014 (Accession No. 0000812797-14-000019)

24. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)23(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)	Amendment 5 to Service Agreement dated May 1, 2018 Filed as Exhibit (h)24(k) on 04/26/2019 (Accession No. 000012797-19-000036)
10

	(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)24(j) on 04/28/2020 (Accession No. 0000812797-20-000048)
(k)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(l)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

25. Vanguard
	(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)24(f) on 04/25/2014 (Accession No. 0000812797-14-000019)

26. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)25(a) on 04/25/2016 (Accession No. 0000812797-16-000147)
	(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)25(b) on 04/25/2016 (Accession No. 0000812797-16-000147)

27. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)25(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)25(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)25(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)25(d) on 04/25/2014 (Accession No. 0000812797-14-000019)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to the Registrant's filing on form S-6 on 8/6/2002)(Accession No. 0000870786-02-000153)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
	(1)	Consent of Ernst & Young LLP *
(2)
Powers of Attorney - (Filed as Exhibit (n)(2) on 04/26/2018 (Accession No. 0000812797-18-000032); for J. S. Auerbach - Filed as Exhibit (n)(2) on 04/28/2020 (Accession No. 0000812797-20-000048); and filed herein for M.E. Beams, C.S. Richer and A. Rivera *

	(3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

11

Report of Independent Auditors on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2020 *

Schedule III - Supplementary Insurance Information As of December 31, 2020, 2019 and 2018 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2020, 2019 and 2018 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000027)

* Filed herein
** To be Filed by Amendment

12

Item 31. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit Committee
ALFREDO RIVERA The Coca-cola Company One Coca-Cola Plaza	Director Member, Audit and Human Resources Committees
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Human Resources Committee, Executive, and Nominating and Governance Committees

13

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
KAMAL BHATIA(1)	Senior Executive Director and Chief Operating Officer, Principal Global Investors
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO BORDA(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President - Principal Global Asset Management
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Senior Vice President and Chief Information Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
GREGORY A. LINDE(1)	Senior Vice President Individual Life
CHRISTOPHER J. LITTLEFIELD(1)	Executive Vice President, General Counsel and Secretary
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Senior Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial
14

statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
15

-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
16

-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
17

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)
18

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$10,469,901.00	—	—	—

Item 35. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.

Item 36. Management Services

N/A

Item 37. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
19

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 29th day of April, 2021.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

20

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and Chief Executive Officer	April 29, 2021
D. J. Houston

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 29, 2021
D. D. Strable-Soethout

(J. S. Auerbach)*	Director	April 29, 2021
J. S. Auerbach

(M. E. Beams)*	Director	April 29, 2021
M. E. Beams

(J. Carter-Miller)*	Director	April 29, 2021
J. Carter-Miller

(M. T. Dan)*	Director	April 29, 2021
M. T. Dan

(S. L. Helton)*	Director	April 29, 2021
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2021
R. C. Hochschild

(S. M. Mills)*	Director	April 29, 2021
S. M. Mills

(D. C. Nordin)*	Director	April 29, 2021
D. C. Nordin

(B. C. Pickerell)*	Director	April 29, 2021
B. C. Pickerell

(C. S. Richer)*	Director	April 29, 2021
C. S. Richer

(A. Rivera)*	Director	April 29, 2021
A. Rivera

(E. E. Tallett)*	Director	April 29, 2021
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*
Powers of Attorney (Filed as Exhibit (n)(2) on 04/26/2018 (Accession No. 0000812797-18-000032); for J.S. Auerbach (Filed as Exhibit (n)(2) on 04/28/2020 (Accession No. 0000812797-20-000048); and filed herein for M.E. Beams, C.S. Richer, and A. Rivera.

21